UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

CONSERVATIVE BALANCED PORTFOLIO

September 30, 2005 (Unaudited)

	SHARES	VALUE
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 58.3%
Aerospace — 1.2%
Boeing Co.	119,800	$8,140,410
General Dynamics Corp.	29,600	3,538,680
Honeywell International, Inc.	123,212	4,620,450
Lockheed Martin Corp.(b)	58,900	3,595,256
Northrop Grumman Corp.	55,062	2,992,620
Raytheon Co.	67,100	2,551,142
Rockwell Collins, Inc.	26,200	1,265,984
United Technologies Corp.	150,200	7,786,368

		34,490,910

Airlines — 0.1%
Southwest Airlines Co.	101,800	1,511,730

Apparel — 0.2%
Cintas Corp.(b)	21,300	874,365
Coach, Inc.(a)(b)	58,800	1,843,968
Nike, Inc. (Class “B” Stock)	27,800	2,270,704
Reebok International Ltd.	7,000	395,990

		5,385,027

Autos - Cars & Trucks — 0.3%
Cummins, Inc.	5,600	492,744
Dana Corp.	25,000	235,250
Delphi Automotive Systems Corp.	86,252	238,056
Ford Motor Co.	274,795	2,709,479
General Motors Corp.(b)	81,791	2,503,623
Genuine Parts Co.	26,100	1,119,690
Navistar International Corp.(a)	8,300	269,169
PACCAR, Inc.	24,975	1,695,553
Visteon Corp.	11,311	110,622

		9,374,186

Banks and Savings & Loans — 3.4%
AmSouth Bancorporation(b)	49,700	1,255,422
Bank of America Corp.(b)	591,166	24,888,089
Bank of New York Co., Inc. (The)	111,800	3,288,038
BB&T Corp.(b)	80,100	3,127,905
Comerica, Inc.	27,100	1,596,190
Compass Bancshares Inc.	18,700	857,021
First Horizon National Corporation(b)	17,000	617,950
Golden West Financial Corp.(b)	41,800	2,482,502
Huntington Bancshares, Inc.(b)	33,836	760,295
KeyCorp Ltd.	60,000	1,935,000
M&T Bank Corp.(b)	13,600	1,437,656
Mellon Financial Corp.	62,000	1,982,140
National City Corp.(b)	85,200	2,849,088

North Fork Bancorporation, Inc.(b)	69,000	$1,759,500
Northern Trust Corp.(b)	28,900	1,460,895
PNC Financial Services Group, Inc. (The)	40,600	2,355,612
Providian Financial Corp.(a)	43,100	762,008
Regions Financial Corp.	66,935	2,083,017
Sovreign Bancorp, Inc.	54,900	1,209,996
SunTrust Banks, Inc.	51,000	3,541,950
U.S. Bancorp	269,985	7,581,179
Wachovia Corp.(b)	235,480	11,206,493
Wells Fargo & Co.	248,900	14,578,073
Zions Bancorp.	14,150	1,007,622

		94,623,641

Business Services — 0.2%
Fiserv, Inc.(a)	31,100	1,426,557
Omnicom Group, Inc.	25,600	2,140,928
Robert Half International, Inc.	22,200	790,098

		4,357,583

Chemicals — 0.7%
Air Products and Chemicals, Inc.	32,900	1,814,106
Dow Chemical Co.	141,031	5,876,762
Du Pont E.I. de Nemours & Co.	143,920	5,637,346
Eastman Chemical Co.(b)	11,400	535,458
Engelhard Corp.	18,100	505,171
Hercules, Inc.(a)	17,500	213,850
Praxair, Inc.	48,100	2,305,433
Rohm and Haas Co.(b)	26,611	1,094,510
Sigma-Aldrich Corp.	10,100	647,006

		18,629,642

Commercial Services — 0.1%
Automatic Data Processing, Inc.(b)	85,100	3,662,704
Convergys Corp.(a)	22,000	316,140

		3,978,844

Computer Services — 3.5%
Adobe Systems, Inc.	72,400	2,161,140
Affiliated Computer Services, Inc.(a)(b)	17,600	960,960
Autodesk, Inc.	33,600	1,560,384
BMC Software, Inc.(a)	33,600	708,960
Cisco Systems, Inc.(a)	930,400	16,682,072
Citrix Systems, Inc.(a)	27,200	683,808
Computer Associates International, Inc.	74,764	2,079,187
Computer Sciences Corp.(a)(b)	26,300	1,244,253
Compuware Corp.(a)	59,000	560,500
Comverse Technology, Inc.(a)	28,800	756,576
Electronic Arts, Inc.(a)(b)	40,200	2,286,978
Electronic Data Systems Corp.(b)	76,100	1,707,684
EMC Corp.(a)	351,750	4,551,645
First Data Corp.	111,010	4,440,400
Intuit, Inc.(a)(b)	27,100	1,214,351
Mercury Interactive Corp.(a)(b)	13,000	514,800
Microsoft Corp.	1,352,200	34,792,105
Network Appliance, Inc.(a)(b)	54,500	1,293,830
Novell, Inc.(a)(b)	55,200	411,240
Oracle Corp.(a)	569,400	7,054,866

Parametric Technology Corp.(a)	49,200	$342,924
Siebel Systems, Inc.	56,800	586,744
Symantec Corp.(a)	169,379	3,838,118
Symbol Technologies, Inc.	31,900	308,792
Unisys Corp.(a)	49,200	326,688
Yahoo!, Inc.(a)	182,700	6,182,568

		97,251,573

Computers — 1.2%
Apple Computer, Inc.(a)	116,000	6,218,760
Dell, Inc.(a)	352,500	12,055,500
Gateway, Inc.(a)	38,800	104,760
Hewlett-Packard Co.(b)	425,048	12,411,402
NCR Corp.(a)(b)	26,400	842,424
Sun Microsystems, Inc.(a)	493,000	1,932,560

		33,565,406

Construction — 0.1%
Centex Corp.(b)	18,400	1,188,272
KB Home(b)	12,500	915,000
Pulte Homes, Inc.	36,400	1,562,288

		3,665,560

Construction & Engineering
Fluor Corp.	12,300	791,874

Construction Materials
Vulcan Materials Co.	14,300	1,061,203

Containers — 0.1%
Ball Corp.	17,600	646,624
Bemis Co., Inc.(b)	14,400	355,680
Pactiv Corp.(a)	21,400	374,928
Sealed Air Corp.(a)	12,500	593,250

		1,970,482

Cosmetics & Soaps — 1.3%
Alberto-Culver Co. (Class “B” Stock)	11,850	530,288
Avon Products, Inc.(b)	66,100	1,784,700
Colgate-Palmolive Co.(b)	75,700	3,996,203
Gillette Co.	131,000	7,624,200
International Flavors & Fragrances, Inc.	12,200	434,808
Procter & Gamble Co. (The)(b)	358,100	21,292,626

		35,662,825

Diversified Consumer Products — 0.9%
Altria Group, Inc.	300,500	22,149,855
Eastman Kodak Co.	42,200	1,026,726
Fortune Brands, Inc.(b)	19,700	1,602,201

		24,778,782

Diversified Office Equipment — 0.2%
Avery Dennison Corp. (Class “A” Stock)	15,500	812,045
Lexmark International, Inc.(a)	19,433	1,186,385
Pitney Bowes, Inc.	33,400	1,394,116
Xerox Corp.(a)	135,700	1,852,305

		5,244,851

Diversified Operations — 2.0%
Cendant Corp.	153,500	$3,168,240
General Electric Co.	1,546,100	52,057,186

		55,225,426

Drugs & Medical Supplies — 6.6%
Abbott Laboratories	226,500	9,603,600
Allergan, Inc.(b)	21,400	1,960,668
AmerisourceBergen Corp.(b)	15,700	1,213,610
Amgen, Inc.(a)	183,060	14,584,390
Bard (C.R.), Inc.	15,400	1,016,862
Bausch & Lomb, Inc.	8,300	669,644
Baxter International, Inc.	94,100	3,751,767
Becton, Dickinson & Co.	38,600	2,023,798
Biogen Idec, Inc.(a)(b)	49,990	1,973,605
Biomet, Inc.(b)	37,300	1,294,683
Boston Scientific Corp.(a)(b)	99,300	2,320,641
Bristol-Myers Squibb Co.	282,200	6,789,732
Cardinal Health, Inc.	62,950	3,993,548
Caremark Rx, Inc.(a)	68,800	3,435,184
Chiron Corp.(a)	17,000	741,540
Eli Lilly & Co.	164,400	8,798,688
Express Scripts, Inc., Class A(a)(b)	19,600	1,219,120
Fisher Scientific International, Inc.(a)(b)	14,800	918,340
Forest Laboratories, Inc.(a)	49,400	1,925,118
Genzyme Corp.(a)(b)	35,800	2,564,712
Gilead Sciences, Inc.(a)	62,800	3,062,128
Guidant Corp.	47,100	3,244,719
Hospira, Inc.(a)	23,860	977,544
Johnson & Johnson Co.	435,548	27,561,477
King Pharmaceuticals, Inc.(a)	33,666	517,783
Laboratory Corp. of America Holdings(a)	20,300	988,813
Medco Health Solutions, Inc.(a)	39,449	2,162,989
MedImmune, Inc.(a)(b)	37,700	1,268,605
Medtronic, Inc.	174,600	9,362,052
Merck & Co., Inc.	325,700	8,862,297
Mylan Laboratories, Inc.	32,900	633,654
Pfizer, Inc.(b)	1,090,945	27,240,897
Quest Diagnostics, Inc.	26,600	1,344,364
Schering-Plough Corp.	216,200	4,551,010
St. Jude Medical, Inc.(a)	51,800	2,424,240
Stryker Corp.	48,900	2,417,127
Watson Pharmaceuticals, Inc.(a)	15,900	582,099
Wyeth	193,300	8,943,991
Zimmer Holdings, Inc.(a)	35,200	2,424,928

		179,369,967

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	22,600	1,500,414

Electronics — 2.3%
Advanced Micro Devices, Inc.(a)(b)	45,400	1,144,080
Altera Corp.(a)(b)	52,900	1,010,919
Analog Devices, Inc.(b)	49,700	1,845,858
Applied Materials, Inc.(a)(b)	238,700	4,048,352
Applied Micro Circuits Corp.	49,000	147,000

Broadcom Corp. (Class “A” Stock)(a)	42,300	$1,984,293
Emerson Electric Co.	60,300	4,329,540
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	56,630	1,335,335
Intel Corp.	906,000	22,332,900
Jabil Circuit, Inc.(a)	29,000	896,680
KLA-Tencor Corp.	29,300	1,428,668
L-3 Communications Holdings, Inc.	17,200	1,360,004
Linear Technology Corp.(b)	44,100	1,657,719
LSI Logic Corp.(a)	57,200	563,420
Maxim Integrated Products, Inc.	46,800	1,996,020
Micron Technology, Inc.(a)	70,800	941,640
Molex, Inc.	26,400	704,352
National Semiconductor Corp.	52,500	1,380,750
Novellus Systems, Inc.(a)	22,000	551,760
NVIDIA Corp.(a)	24,000	822,720
PMC - Sierra, Inc.(a)(b)	25,000	220,250
QLogic Corp.(a)	13,800	471,960
Rockwell Automation Inc.(b)	24,900	1,317,210
Sanmina-SCI Corp.(a)	71,700	307,593
Solectron Corp.(a)	141,600	553,656
Tektronix, Inc.	14,500	365,835
Teradyne, Inc.(a)	15,300	252,450
Texas Instruments, Inc.	246,200	8,346,180
Xilinx, Inc.	43,300	1,205,905

		63,523,049

Energy Equipment & Services — 0.1%
B.J. Services Co.	49,400	1,777,906
Weatherford International Ltd.(a)	16,900	1,160,354

		2,938,260

Financial Services — 5.4%
Ambac Financial Group, Inc.(b)	15,900	1,145,754
American Express Co.	178,600	10,258,784
Bear, Stearns & Co., Inc.(b)	17,116	1,878,481
Capital One Financial Inc.(b)	41,000	3,260,320
Charles Schwab Corp. (The)	162,250	2,341,268
CIT Group, Inc. (Cananda)	31,500	1,423,170
Citigroup, Inc.(b)	758,858	34,543,215
Countrywide Financial Corp.	86,200	2,842,876
E*TRADE Financial Corp.(a)	54,000	950,400
Equifax, Inc.	17,200	600,968
Fannie Mae	141,300	6,333,066
Federated Investors, Inc. (Class “B” Stock)	14,400	478,512
Fifth Third Bancorp	77,321	2,840,000
Franklin Resources, Inc.	24,600	2,065,416
Freddie Mac(b)	100,400	5,668,584
Goldman Sachs Group, Inc. (The)	68,000	8,267,440
H&R Block, Inc.(b)	49,800	1,194,204
Janus Capital Group, Inc.(b)	30,300	437,835
JP Morgan Chase & Co.	515,501	17,490,949
Lehman Brothers Holdings, Inc.	39,800	4,635,904
Marshall & Ilsley Corp.(b)	28,900	1,257,439
MBNA Corp.	182,525	4,497,416
Merrill Lynch & Co., Inc.	138,000	8,466,300
Moody’s Corp.(b)	36,800	1,879,744
Morgan Stanley	159,580	8,607,745
Paychex, Inc.(b)	51,200	1,898,496
SLM Corp.(b)	60,600	3,250,584
State Street Corp.	47,800	2,338,376

Synovus Financial Corp.	43,550	$1,207,206
T. Rowe Price Group, Inc.	17,400	1,136,220
Washington Mutual, Inc.(b)	131,317	5,150,253

		148,346,925

Food & Beverage — 2.0%
Anheuser-Busch Cos, Inc.(b)	113,300	4,876,432
Archer-Daniels-Midland Co.	92,626	2,284,157
Brown-Forman Corp. (Class “B” Stock)	7,700	458,458
Campbell Soup Co.	26,900	800,275
Coca-Cola Co.(b)	303,500	13,108,165
Coca-Cola Enterprises, Inc.	49,300	961,350
ConAgra Foods, Inc.	77,500	1,918,125
Constellation Brands, Inc., Class A(a)	23,500	611,000
General Mills, Inc.	51,800	2,496,760
H.J. Heinz Co.	50,500	1,845,270
Hershey Foods Corp.	28,500	1,604,835
Kellogg Co.	39,300	1,812,909
Mccormick & Co., Inc.	18,000	587,340
Molson Coors Brewing Co.	12,100	774,521
Pepsi Bottling Group, Inc.(b)	28,100	802,255
PepsiCo, Inc.	243,330	13,799,244
Sara Lee Corp.	116,600	2,209,570
Sysco Corp.(b)	93,300	2,926,821
Tyson Foods, Inc., (Class “A” Stock)	33,000	595,650
Wrigley (William) Jr., Co.	25,100	1,804,188

		56,277,325

Forest Products — 0.2%
Georgia-Pacific Corp.	39,295	1,338,388
Louisiana-Pacific Corp.	14,500	401,505
MeadWestvaco Corp.(b)	28,914	798,605
Plum Creek Timber Co., Inc.	27,500	1,042,525
Temple-Inland, Inc.	15,400	629,090
Weyerhaeuser Co.(b)	35,400	2,433,750

		6,643,863

Gas Pipelines — 0.2%
Dynegy, Inc.(a)	54,100	254,811
Kinder Morgan, Inc.(b)	16,100	1,548,176
Peoples Energy Corp.	6,400	252,032
Sempra Energy	34,719	1,633,876
Williams Cos., Inc.	78,700	1,971,435

		5,660,330

Health Care Equipment & Supplies
Millipore Corp.(a)	7,100	446,519

Healthcare Providers & Services
Coventry Health Care Inc.(a)	13,700	1,178,474

Hospitals/Hospital Management — 0.9%
HCA, Inc.	63,800	3,057,296
Health Management Associates, Inc. (Class “A” Stock)(b)	33,400	783,898
Humana, Inc.(a)	23,200	1,110,816
IMS Health, Inc.	33,700	848,229
Manor Care, Inc.(b)	12,600	483,966

McKesson Corp.	42,130	$1,999,069
Tenet Healthcare Corp.(a)(b)	71,000	797,330
UnitedHealth Group, Inc.	183,700	10,323,940
WellPoint, Inc.(a)	88,800	6,732,816

		26,137,360

Household Products and Personal Care — 0.2%
Clorox Co.	22,100	1,227,434
Kimberly-Clark Corp.(b)	70,100	4,173,053
Leggett & Platt, Inc.	26,200	529,240

		5,929,727

Housing Related — 0.4%
D.R. Horton, Inc.	35,100	1,271,322
Lowe’s Cos., Inc.	113,100	7,283,640
Masco Corp.	62,800	1,926,704
Maytag Corp.	13,600	248,336
Newell Rubbermaid, Inc.(b)	38,314	867,812
Stanley Works (The)	10,800	504,144
Whirlpool Corp.	9,100	689,507

		12,791,465

Instrument - Controls — 0.2%
Agilent Technologies, Inc.(a)	64,293	2,105,596
Applera Corp. - Applied Biosystems Group	27,400	636,776
Johnson Controls, Inc.	28,000	1,737,400
PerkinElmer, Inc.	17,400	354,438
Thermo Electron Corp.(a)	23,900	738,510
Waters Corp. (Bermuda)(a)(b)	18,000	748,800

		6,321,520

Insurance — 2.8%
ACE Ltd. (Bermuda)	40,300	1,896,921
Aetna, Inc.	41,500	3,574,810
AFLAC Inc.	71,500	3,238,950
Allstate Corp.	101,900	5,634,051
American International Group, Inc.	378,288	23,438,724
Aon Corp.(b)	47,600	1,527,008
CIGNA Corp.	19,800	2,333,628
Cincinnati Financial Corp.	24,237	1,015,288
Jefferson-Pilot Corp.	19,700	1,008,049
Lincoln National Corp.(b)	24,700	1,284,894
Loews Corp.(b)	19,700	1,820,477
Marsh & McLennan Cos., Inc.(b)	76,700	2,330,913
MBIA, Inc.(b)	19,550	1,185,121
MetLife, Inc.(b)	109,600	5,461,368
MGIC Investment Corp.(b)	14,800	950,160
Principal Financial Group, Inc.(b)	44,700	2,117,439
Progressive Corp. (The)	27,100	2,839,267
SAFECO Corp.	19,000	1,014,220
The Chubb Corp.	30,600	2,740,230
The Hartford Financial Services Group, Inc. (The)	45,400	3,503,518
The St. Paul Travelers Cos., Inc.	97,835	4,389,856
Torchmark Corp.	15,100	797,733
UnumProvident Corp.	43,110	883,755
XL Capital Ltd. (Class “A” Stock)(Bermuda)	20,500	1,394,615

		76,380,995

Internet Services — 0.3%
eBay, Inc.(a)	159,700	$6,579,640
Monster Worldwide, Inc.(a)	18,000	552,780

		7,132,420

Leisure — 0.7%
Brunswick Corp.(b)	15,500	584,815
Carnival Corp.(b)	60,900	3,043,782
Harrah’s Entertainment, Inc.(b)	22,800	1,486,332
Hilton Hotels Corp.(b)	57,500	1,283,400
International Game Technology Corp.(b)	39,900	1,077,300
Marriott International, Inc. (Class “A” Stock)	29,200	1,839,600
Sabre Holdings Corp. (Class “A” Stock)(b)	26,226	531,863
Starwood Hotels & Resorts Worldwide, Inc.	28,400	1,623,628
Walt Disney Co. (The)	294,800	7,113,524

		18,584,244

Machinery — 0.5%
American Power Conversion Corp.	29,000	751,100
Caterpillar, Inc.	98,700	5,798,625
Deere & Co.	35,300	2,160,360
Dover Corp.	29,300	1,195,147
Eaton Corp.	23,000	1,461,650
Ingersoll-Rand Co., (Class “A” Stock)(Bermuda)	50,400	1,926,792
Parker Hannifin Corp.	17,210	1,106,775
Snap-on, Inc.	8,900	321,468

		14,721,917

Manufacturing — 0.5%
American Standard Co., Inc.	26,700	1,242,885
Cooper Industries, Ltd.	14,200	981,788
Illinois Tool Works, Inc.	34,500	2,840,385
Tyco International Ltd. (Bermuda)	290,761	8,097,694

		13,162,752

Media — 1.5%
Clear Channel Communications, Inc.	73,000	2,400,970
Comcast Corp. (Class “A” Stock)(a)(b)	323,960	9,517,945
Dow Jones & Co., Inc.	6,800	259,692
Gannett Co., Inc.(b)	37,100	2,553,593
Interpublic Group of Cos., Inc. (The)(a)(b)	57,200	665,808
Knight-Ridder, Inc.(b)	9,400	551,592
McGraw-Hill Cos., Inc. (The)	54,000	2,594,160
Meredith Corp.	7,000	349,230
New York Time Co. (The)(Class “A” Stock)	22,100	657,475
News Corp. Inc. (Class “A” Stock)	356,900	5,564,071
R.R. Donnelley & Sons Co.	32,600	1,208,482
Time Warner, Inc.	675,800	12,238,738
Tribune Co.(b)	39,850	1,350,517
Univision Communications, Inc.(a)(b)	34,900	925,897

		40,838,170

Media & Entertainment — 0.3%
Viacom, Inc. (Class “B” Stock)	237,969	7,855,357

Metals - Ferrous — 0.1%
Allegheny Technologies, Inc.	14,200	$439,916
Nucor Corp.	24,100	1,421,659
United States Steel Corp.	14,900	631,015

		2,492,590

Metals - Non Ferrous — 0.1%
Alcoa, Inc.	125,740	3,070,571

Mineral Resources — 0.1%
Phelps Dodge Corp.	13,893	1,805,117

Miscellaneous - Consumer Growth/Staple — 0.3%
3M Co.	112,700	8,267,672
Black & Decker Corp.	12,500	1,026,125

		9,293,797

Miscellaneous Basic Industry — 0.4%
AES Corp.(a)	96,200	1,580,566
Danaher Corp.	39,900	2,147,817
Ecolab, Inc.	29,200	932,356
ITT Industries, Inc.	13,600	1,544,960
Monsanto Co.	34,597	2,170,962
Pall Corp.	19,000	522,500
PPG Industries, Inc.(b)	24,300	1,438,317
Textron, Inc.	19,600	1,405,712
W.W. Grainger, Inc.	11,300	710,996

		12,454,186

Motorcycles — 0.1%
Harley-Davidson, Inc.	42,500	2,058,700

Oil & Gas — 4.1%
Amerada Hess Corp.(b)	12,500	1,718,750
Anadarko Petroleum Corp.	34,527	3,305,960
Ashland, Inc	8,000	441,920
ChevronTexaco Corp.(b)	332,922	21,550,043
ConocoPhillips	205,050	14,335,046
EOG Resources, Inc.	35,000	2,621,500
Exxon Mobil Corp.	926,740	58,885,059
Kerr-McGee Corp.	16,474	1,599,790
KeySpan Corp.	24,700	908,466
Murphy Oil Corporation	23,900	1,191,893
Nabors Industries, Ltd. (Barbados)(a)	22,400	1,608,992
Nicor, Inc.	7,100	298,413
Sunoco, Inc.	19,400	1,517,080
Valero Energy Corp.(b)	43,200	4,884,192

		114,867,104

Oil & Gas Exploration & Production — 0.9%
Burlington Resources, Inc.	55,800	4,537,656
Devon Energy Corp.	69,200	4,749,888
Marathon Oil Corp.	54,291	3,742,292
National-Oilwell Varco, Inc.(a)	21,300	1,401,540
Occidental Petroleum Corp.	58,300	4,980,569
Transocean, Inc.(a)(b)	50,297	3,083,709
Xto Energy, Inc.	51,333	2,326,412

		24,822,066

Oil & Gas Services — 0.8%
Apache Corp.	47,014	$3,536,393
Baker Hughes, Inc.	49,350	2,945,208
El Paso Corp.(b)	93,236	1,295,980
Halliburton Co.	73,100	5,008,812
Noble Corp.	20,400	1,396,584
Rowan Cos., Inc.	15,400	546,546
Schlumberger Ltd.	86,000	7,256,680

		21,986,203

Paper — 0.1%
International Paper Co.(b)	68,073	2,028,575

Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	26,000	1,263,340
Newmont Mining Corp.	63,800	3,009,446

		4,272,786

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	54,000	3,229,200
CSX Corp.	32,900	1,529,192
Norfolk Southern Corp.	59,400	2,409,264
Union Pacific Corp.	37,800	2,710,260

		9,877,916

Real Estate Investment Trust — 0.4%
Apartment Investment & Management Co.	13,300	515,774
Archstone-Smith Trust	25,300	1,008,711
Equity Office Properties Trust	57,900	1,893,909
Equity Residential Properties Trust	41,600	1,574,560
ProLogis	31,100	1,378,041
Public Storage Inc	10,000	670,000
Simon Property Group, Inc.(b)	28,700	2,127,244
Vornado Realty Trust	14,000	1,212,680

		10,380,919

Restaurants — 0.4%
Darden Restaurants, Inc.	21,850	663,585
McDonald’s Corp.	184,300	6,172,207
Starbucks Corp.(a)	60,300	3,021,030
Wendy’s International, Inc.(b)	11,900	537,285
Yum! Brands, Inc.	40,700	1,970,287

		12,364,394

Retail — 2.8%
Albertson’s, Inc.(b)	55,166	1,415,008
AutoNation, Inc.(a)(b)	35,200	702,944
AutoZone, Inc.(a)(b)	8,000	666,000
Bed Bath & Beyond, Inc.(a)	45,700	1,836,226
Best Buy Co., Inc.	59,825	2,604,182
Big Lots, Inc.(a)(b)	20,100	220,899
Circuit City Stores, Inc.	30,600	525,096
Costco Wholesale Corp.	68,100	2,934,429

CVS Corp.	119,000	$3,452,190
Dillard’s, Inc.	7,800	162,864
Dollar General Corp.(b)	44,156	809,821
Family Dollar Stores, Inc.	23,000	457,010
Federated Department Stores, Inc.	37,837	2,530,170
Gap, Inc. (The)(b)	84,400	1,471,092
Home Depot, Inc.	313,450	11,954,983
J.C. Penney Corp., Inc.	38,800	1,839,896
Jones Apparel Group, Inc.	15,600	444,600
Kohl’s Corp.(a)(b)	46,800	2,348,424
Kroger Co.(a)	104,146	2,144,366
Limited Brands, Inc.	53,706	1,097,214
Liz Claiborne, Inc.	16,800	660,576
Nordstrom, Inc.(b)	31,900	1,094,808
Office Depot, Inc.(a)	46,400	1,378,080
Officemax Inc.	12,200	386,374
Sears Holding Corp.(a)	12,842	1,597,802
Sherwin-Williams Co.(b)	18,300	806,481
Staples, Inc.	107,149	2,284,417
SUPERVALU, Inc.	20,000	622,400
Target Corp.	128,300	6,662,619
Wal-Mart Stores, Inc.	369,900	16,209,018
Walgreen Co.(b)	148,300	6,443,635

		77,763,624

Rubber
B.F. Goodrich Corp.	17,800	789,252
Cooper Tire & Rubber Co.	11,200	171,024
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	381,955

		1,342,231

Specialty Retail — 0.1%
RadioShack Corp.	23,800	590,240
Tiffany & Co.	20,000	795,400
TJX Cos., Inc. (The)(b)	70,600	1,445,888

		2,831,528

Supermarkets — 0.1%
Safeway, Inc.	63,700	1,630,720

Technology — 0.7%
International Business Machines Corp.	236,400	18,964,008

Telecommunications — 2.8%
ADC Telecommunications, Inc.(a)(b)	14,771	337,675
ALLTEL Corp.(b)	52,800	3,437,808
Andrew Corp.(a)	27,700	308,855
AT&T Corp.	119,404	2,364,199
Avaya, Inc.(a)(b)	65,970	679,491
BellSouth Corp.(b)	266,100	6,998,430
CenturyTel, Inc.	17,800	622,644
CIENA Corp.(a)	64,000	168,960
Citizens Communications Co.	40,000	542,000
Corning, Inc.(a)	203,700	3,937,521
JDS Uniphase Corp.(a)(b)	215,000	477,300
Lucent Technologies, Inc.(a)(b)	655,955	2,131,854
Motorola, Inc.	354,825	7,838,084
QUALCOMM, Inc.(b)	242,000	10,829,500
Qwest Communications International, Inc.(a)	245,657	1,007,194

SBC Communications, Inc.(b)	481,808	$11,548,938
Scientific-Atlanta, Inc.	24,800	930,248
Sprint Nextel Corp.	424,877	10,103,583
Tellabs, Inc.(a)	66,600	700,632
Verizon Communications, Inc.	403,276	13,183,092

		78,148,008

Textiles
VF Corp.	13,700	794,189

Tobacco — 0.1%
Reynolds American, Inc.(b)	16,300	1,353,226
UST, Inc.	23,900	1,000,454

		2,353,680

Toys — 0.1%
Hasbro, Inc.	27,400	538,410
Mattel, Inc.(b)	61,851	1,031,675

		1,570,085

Trucking/Shipping — 0.6%
FedEx Corp.	43,800	3,816,294
Ryder System, Inc.	9,500	325,090
United Parcel Service, Inc.	163,200	11,282,016

		15,423,400

Utilities - Electric & Gas — 1.9%
Allegheny Energy, Inc.(b)	18,000	552,960
Ameren Corp.	29,600	1,583,304
American Electric Power Co., Inc.(b)	58,160	2,308,952
Calpine Corp.(a)(b)	67,200	174,048
Centerpoint Energy Inc.(b)	46,200	686,994
Cinergy Corp.(b)	27,300	1,212,393
CMS Energy Corp.(a)(b)	25,000	411,250
Consolidated Edison, Inc.(b)	36,300	1,762,365
Constellation Energy Group, Inc.	25,900	1,595,440
Dominion Resources, Inc.(b)	48,416	4,170,554
DTE Energy Co.	25,000	1,146,500
Duke Energy Corp.(b)	136,600	3,984,622
Edison International	48,300	2,283,624
Entergy Corp.	31,200	2,318,784
Exelon Corp.(b)	97,974	5,235,731
FirstEnergy Corp.	47,801	2,491,388
FPL Group, Inc.	56,400	2,684,640
NiSource, Inc.	38,200	926,350
PG&E Corp.	54,200	2,127,350
Pinnacle West Capital Corp.	14,000	617,120
PPL Corp.	54,800	1,771,684
Progress Energy, Inc.(b)	37,583	1,681,839
Public Service Enterprise Group, Inc.(b)	31,600	2,033,776
TECO Energy, Inc.	32,600	587,452
The Southern Co.(b)	107,900	3,858,504
TXU Corp.	34,800	3,928,224
Xcel Energy, Inc.	55,910	1,096,395

		53,232,243

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)	45,700	$386,165
Waste Management, Inc.	84,042	2,404,442

		2,790,607

Total Common Stocks (cost $1,516,807,802)		1,615,929,845

	INTEREST RATE	MATURITY DATE		MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)	VALUE
LONG-TERM BONDS — 16.6%
Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc., 144A(h)	4.75	8/15/10		Baa2	$2,000	$1,975,056
BAE Systems Holdings, Inc., 144A(h)	5.20	8/15/15	(b)	Baa2	1,340	1,321,562
Boeing Capital Corp.	6.10	3/01/11		A3	1,125	1,194,863
Goodrich Corp.	7.625	12/15/12		Baa3	1,340	1,537,107
Lockheed Martin Corp.	8.50	12/01/29		Baa2	770	1,062,337
Northrop Grumman Corp.	7.125	2/15/11		Baa2	2,125	2,348,423
Raytheon Co.	4.50	11/15/07		Baa3	194	192,884
Raytheon Co.	8.30	3/01/10		Baa3	700	794,222
Raytheon Co.	6.55	3/15/10		Baa3	1,150	1,223,118
Raytheon Co.	5.50	11/15/12		Baa3	775	797,432

						12,447,004

Airlines — 0.1%
Continental Airlines, Inc.	6.648	9/15/17	(b)	Baa3	386	373,085
Continental Airlines, Inc.,
Ser. RJ04, Class B	8.048	11/01/20		Baa3	195	193,165
Southwest Airlines Co.	6.50	3/01/12		Baa1	1,290	1,370,429

						1,936,679

Asset Backed Securities — 1.5%
American Express Credit Account Master Trust,
Ser. 2004-4, Class C, 144A(h)	4.2381	3/15/12		Baa2	1,510	1,505,281
American Express Credit Account Master Trust,
Ser. 2004-C, Class C, 144A(h)	4.2681	2/15/12		Baa2	1,421	1,424,050
Bank One Issuance Trust,
Ser. 2003-C1, Class C1	4.54	9/15/10		Baa2	2,445	2,430,808
Centex Home Equity,
Ser. 2005-A, Class M2	4.33	1/25/35		Aa2	2,250	2,249,941
CDC Mortgage Capital Trust,
Series 2002-HE3, Class M1	4.93	3/25/33		Aa2	1,588	1,606,217
Chase Issuance Trust,
Ser. 2005-A4, Class A4	4.23	1/15/13		Aaa	4,000	3,970,639
Citibank Credit Card Issuance Trust I,
Ser. 2003-C3, Class C3	4.45	4/07/10		Baa2	1,700	1,685,480
Credit-Based Asset Servicing and Securitization,
Series 2005-CB6, Class A3	5.12	10/25/35		Aaa	1,740	1,740,000
Equity One ABS, Inc.,
Ser. 2004-3, Class M1	5.70	7/25/34		Aa2	1,660	1,673,132
First Franklin Mortgage Loan Trust,
Ser. 2005-FFH1, Class M2	4.35	6/25/36		Aa2	1,800	1,804,444

Home Equity Asset Trust,
Series 2005-7, Class 2A4	4.24	1/25/36		Aaa	1,400	$1,400,000
Household Home Equity Loan Trust,
Series 2005-2, Class M2	4.2862	1/20/35		Aa1	1,645	1,644,774
Household Mortgage Loan Trust,
Ser. 2003-HC2, Class M	4.3963	6/20/33		Aa2	664	664,360
Ser. 2004-HC1, Class M	4.2963	2/20/34		Aa2	565	565,101
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A	7.00	2/15/12		Aaa	2,370	2,575,212
Ser. 2000-E, Class A	7.80	10/15/12		Aaa	3,810	4,323,756
Morgan Stanley ABS Capital I,	4.93	3/25/34		A2	1,800	1,823,151
Ser. 2004-NC3, Class M2
Morgan Stanley Dean Witter Capital I,	4.68	9/25/32		Aaa	1,879	1,890,961
Series 2002-NC4, Class M1
Prestige Auto Receivables Trust,	3.69	6/15/11		Aaa	1,512	1,496,145
Ser. 2004-1, Class A2, 144A(h)
Residential Asset Mortgage Products, Inc.,	4.40	12/25/34		Aa1	1,755	1,762,064
Ser. 2004-RS12, Class MII1
Saxon Asset Securities Trust,	4.27	10/25/35		Aa2	1,480	1,483,409
Ser. 2005-2, Class M2
Structured Asset Securities Corp.,	4.13	2/25/35		AAA(c)	1,400	1,401,411
Series 2005-RMS1, Class A3
WFS Financial Owner Trust,	3.58	5/17/12		Baa2	1,416	1,395,157
Ser. 2004-4, Class D

						42,515,493

Automotive — 0.3%
Auburn Hills Trust, Inc.	12.375	5/01/20		A3	640	965,811
DaimlerChrysler NA Holding Corp.	8.50	1/18/31		A3	675	817,224
Equus Cayman Finance Ltd. (Cayman Islands), 144A(h)	5.50	9/12/08		Baa3	410	412,906
Ford Motor Credit Co.	6.625	6/16/08	(b)	Baa3	3,035	2,966,339
Ford Motor Credit Co.	7.875	6/15/10	(b)	Baa3	1,650	1,605,632
General Motors Acceptance Corp.	6.125	1/22/08		Ba1	1,500	1,448,358
Hyundai Motor Manufacturing LLC, 144A(h)	5.30	12/19/08		Baa3	650	651,178
Nissan Motor Acceptance Corp., 144A(h)	4.625	3/08/10		Baa1	600	589,280

						9,456,728

Banking — 0.9%
Bank of America Corp.	4.75	8/01/15		Aa2	2,585	2,528,241
Bank One Corp.	7.875	8/01/10		A1	2,500	2,823,865
Citigroup, Inc.	5.625	8/27/12		Aa2	1,900	1,975,058
Citigroup, Inc.	5.00	9/15/14		Aa2	513	510,230
Citigroup, Inc.	6.625	6/15/32		Aa2	1,290	1,454,427
Citigroup, Inc.	6.00	10/31/33		Aa2	985	1,027,504
Credit Suisse First Boston USA, Inc.	5.125	8/15/15		Aa3	1,460	1,454,764
First Union Natl. Bank	7.80	8/18/10		Aa3	2,400	2,723,561
J.P. Morgan Chase & Co.	5.25	5/30/07		Aa3	660	667,759
J.P. Morgan Chase & Co.	6.50	1/15/09		A1	1,100	1,156,414
J.P. Morgan Chase & Co.	4.60	1/17/11		Aa3	975	963,716
J.P. Morgan Chase & Co.	5.15	10/01/15		A1	1,840	1,828,667
Mizuho Finance Group (Cayman Islands), 144A(h)	5.79	4/15/14	(b)	A2	1,060	1,104,100
Santander Central Hispano Issuances (Cayman Islands)	7.625	9/14/10		A1	1,005	1,133,052
Washington Mutual Inc.	5.65	8/15/14		A3	370	380,089
Wells Fargo Bank	6.45	2/01/11		Aa1	2,300	2,475,232
Wells Fargo Bank	5.125	9/15/16		Aa2	410	411,373

						24,618,052

Brokerage — 0.4%
Goldman Sachs Group, Inc. (The)	5.00	10/01/14		Aa3	1,390	$1,374,136
Goldman Sachs Group, Inc. (The)	6.345	2/15/34	(b)	A1	1,250	1,302,411
Lehman Brothers Holdings, Inc.	6.625	1/18/12		A1	1,800	1,958,069
Lehman Brothers Holdings, Inc.	4.80	3/13/14		A1	220	216,128
Merrill Lynch & Co., Inc.	4.25	2/08/10		Aa3	1,470	1,437,073
Merrill Lynch & Co., Inc.	4.79	8/04/10		AA3	375	373,704
Merrill Lynch & Co., Inc.	5.00	1/15/15		Aa3	780	775,772
Morgan Stanley	5.30	3/01/13		Aa3	1,030	1,040,257
Morgan Stanley	4.75	4/01/14		A1	1,510	1,456,795

						9,934,345

Building Materials & Construction — 0.2%
American Standard, Inc.	7.625	2/15/10	(b)	Baa3	1,000	1,097,120
D.R. Horton, Inc.	5.625	9/15/14		Ba1	1,550	1,493,763
Hanson PLC (United Kingdom)	7.875	9/27/10		Baa1	1,270	1,423,552
Ryland Group, Inc.	5.375	6/01/08		Baa3	575	577,720

						4,592,155

Cable — 0.2%
Comcast Corp.	5.65	6/15/35	(b)	Baa2	635	593,573
Cox Communications, Inc.	6.75	3/15/11		Baa3	1,195	1,275,500
Cox Communications, Inc.	5.45	12/15/14	(b)	Baa3	830	824,601
Tele-Communications, Inc.	9.875	6/15/22		Baa2	1,440	1,990,909

						4,684,583

Capital Goods — 0.5%
Caterpillar, Inc.	7.25	9/15/09		A2	1,000	1,088,895
Cooper Cameron Corp.	2.65	4/15/07		Baa1	425	410,782
Erac Usa Finance Co., 144A(h)	7.35	6/15/08		Baa1	2,450	2,596,956
Fedex Corp.	2.65	4/01/07		Baa2	2,100	2,040,830
Fedex Corp.	7.25	2/15/11		Baa2	480	529,843
Honeywell International, Inc.	6.125	11/01/11		A2	1,420	1,515,457
Hutchison Whampoa International Ltd. (Cayman Islands), 144A(h)	5.45	11/24/10		A3	1,090	1,110,226
Tyco International Group SA (Luxembourg)	6.00	11/15/13		Baa2	1,640	1,732,485
United Technologies Corp.	6.35	3/01/11		A2	990	1,063,909
United Technologies Corp.	4.875	5/01/15		A2	1,355	1,352,982
United Technologies Corp.	8.875	11/15/19		A2	640	874,224
Waste Management, Inc.	7.75	5/15/32		Baa3	680	836,082

						15,152,671

Chemicals — 0.4%
Dow Chemical Co.	5.97	1/15/09		A3	430	447,474
Dow Chemical Co.	6.125	2/01/11		A3	890	948,453
Huntsman International LLC	9.875	3/01/09		B2	2,200	2,323,750
IMC Global, Inc.	11.25	6/01/11		Ba3	2,250	2,475,000
Lubrizol Corp.	4.625	10/01/09		Baa3	1,090	1,071,517
Lyondell Chemical Co.	9.50	12/15/08		B1	2,700	2,828,250
Monsanto Co.	5.50	7/30/35		Baa1	635	609,780

						10,704,224

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities,
Ser. 2005-B, Class 2A1	4.4104	3/25/35	Aaa	1,730	$1,703,954
Ser. 2005-A, Class 2A1	4.4733	2/25/35	Aaa	1,711	1,687,925
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1	5.25	9/25/19	Aaa	3,082	3,025,370
Master Alternative Loans Trust,
Ser. 2004-4, Class 4A1	5.00	4/25/19	Aaa	745	743,809
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3	4.17	2/25/34	Aaa	2,201	2,178,029
Washington Mutual Alternative Loan Trust,
Ser. 2005-1, Class 3A	5.00	3/25/20	Aaa	1,566	1,558,333
Washington Mutual Inc.,
Ser. 2002-AR15, Class A5	4.38	12/25/32	Aaa	1,018	1,007,461

					11,904,881

Commercial Mortgage Backed Securities — 3.7%
Banc of America Commercial Mortgage, Inc.,
Ser. 2004-2, Class A4	4.153	11/10/38	Aaa	3,680	3,546,556
Ser. 2005-3, Class A4	4.668	7/10/43	Aaa	4,400	4,289,548
Ser. 2003-2, Class A3	4.873	3/11/41	AAA(c)	3,350	3,332,246
Banc of America Mortgage Securities,
Ser. 2004-3, Class A4	5.176	6/10/39	Aaa	2,000	2,023,479
Bear Stearns Commercial Mortgage Securities,
Ser. 2004-T16, Class A6	4.75	2/13/46	AAA(c)	3,500	3,430,839
Ser. 2005-T18, Class AAB	4.823	2/13/42	Aaa	2,250	2,230,653
Chase Commercial Mortgage Securities Corp.,
Ser. 1997-1, Class A2	7.37	6/19/29	AAA(c)	3,203	3,275,488
Commercial Mortgage Pass-Through Certificate,
Ser. 2004-LB2A, Class X2, 144A(h)	1.0846	3/10/39	Aaa	17,980	673,669
Credit Suisse First Boston Mortgage Securities Corp.,
Ser. 2004-C4, Class A4	4.283	10/15/39	Aaa	1,500	1,450,443
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B	7.62	6/10/33	AAA(c)	3,200	3,541,453
GE Capital Commercial Mortgage Corp.,
Ser. 2004-C2, Class X2	.8405	3/10/40	Aaa	33,160	820,467
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4	4.111	7/05/35	Aaa	10,000	9,483,113
Ser. 2003-C2, Class A3	4.533	1/05/36	Aaa	3,570	3,509,694
J.P. Morgan Chase Commercial Mortgage Finance Corp.,
Ser. 2004-C2, Class A3	5.3842	5/15/41	Aaa	6,228	6,339,311
Ser. 2000-C10, Class A2	7.371	8/15/32	Aaa	6,500	7,074,625
J.P. Morgan Chase Commercial Mortgage Secutities Corp.,
Ser. 2005-LDP2, Class ASB	4.66	7/15/42	Aaa	6,380	6,261,257
Ser. 2005-LDP4, Class A4	4.918	10/15/42	Aaa	3,100	3,082,578
KeyCorp,
Ser. 2000-C1, Class A2,	7.727	5/17/32	Aaa	11,180	12,307,176
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Class A5	4.739	7/15/30	Aaa	695	681,505
Ser. 2004-C6, Class A5	4.826	8/15/29	AAA(c)	5,000	4,959,435
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3	4.83	11/15/27	Aaa	2,720	2,709,013
Ser. 2005-C5, Class A4	4.954	8/15/30	AAA(c)	4,400	4,384,862
Merrill Lynch Mortgage Trust,
Ser. 2004-Key2, Class A3	4.615	8/12/39	Aaa	1,900	1,860,959
Ser. 2004-MKB1, Class A3	4.892	2/12/42	Aaa	3,950	3,930,337

PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B	7.33	12/10/32	AAA(c)	3,860	$4,189,708
Wachovia Bank Commercial Mortgage Trust,
Ser. 2002-C2, Class A4	4.98	11/15/34	Aaa	1,700	1,700,430

					101,088,844

Consumer — 0.1%
Cendant Corp.	6.875	8/15/06	Baa1	1,715	1,746,870
Cendant Corp.	6.25	1/15/08	Baa1	1,010	1,034,275

					2,781,145

Electric — 1.0%
Appalachian Power Co.	4.40	6/01/10	Baa2	790	773,239
Boston Edison Co.	4.875	4/15/14	A1	730	729,837
CenterPoint Energy Houston Electric LLC	5.70	3/15/13	Baa2	1,070	1,109,453
CenterPoint Energy Houston Electric LLC	6.95	3/15/33	Baa2	800	948,051
Consumers Energy Co.	5.375	4/15/13	Baa3	435	439,738
Dominion Resources, Inc.	5.125	12/15/09	Baa1	1,255	1,265,782
Duke Capital LLC	4.331	11/16/06	Baa3	920	915,243
Duke Capital LLC	6.25	2/15/13	Baa3	305	320,812
Duke Capital LLC	8.00	10/01/19	Baa3	280	339,981
El Paso Electric Co.	6.00	5/15/35	Baa3	1,300	1,323,686
Empresa Nacional de Electricidad S.A. (Chile)	8.50	4/01/09	Ba1	1,350	1,485,325
Energy East Corp.	6.75	9/15/33	Baa2	805	913,915
FirstEnergy Corp.	7.375	11/15/31	Baa3	960	1,125,953
Florida Power & Light Co.	5.95	10/01/33	Aa3	790	841,767
Indiana Michigan Power Co.	5.05	11/15/14	Baa2	575	566,805
Natural Rural Utilities Cooperative Finance Corp.	7.25	3/01/12	A2	235	264,923
NiSource Finance Corp.	5.25	9/15/17	Baa3	820	801,496
NiSource Finance Corp.	5.45	9/15/20	Baa3	1,760	1,721,614
NiSource Finance Corp.	7.625	11/15/05	Baa3	750	752,758
Oncor Electric Delivery Co.	6.375	1/15/15	Baa1	465	501,995
Oncor Electric Delivery	7.00	9/01/22	Baa2	545	610,483
Oncor Electric Delivery	7.25	1/15/33	Baa1	340	401,357
Pacific Gas & Electric Co.	6.05	3/01/34	Baa1	2,500	2,600,980
Pepco Holdings, Inc.	5.50	8/15/07	Baa2	735	744,204
PPL Electric Utilities Corp.	6.25	8/15/09	Baa1	1,900	1,996,322
Progress Energy, Inc.	6.75	3/01/06	Baa2	1,825	1,841,257
Southern California Edison Co.	4.65	4/01/15	A3	610,	592,764
Xcel Energy, Inc.	3.40	7/01/08	Baa1	785	757,476
Xcel Energy, Inc.	7.00	12/01/10	Baa1	250	272,882

					26,960,098

Energy - Integrated — 0.2%
ConocoPhillips	6.95	4/15/29	A3	755	919,051
Marathon Oil Corp.	6.125	3/15/12	Baa1	990	1,056,849
Phillips Petroleum Co.	8.75	5/25/10	A3	1,900	2,221,522

					4,197,422

Energy - Other — 0.5%
BJ Services Co.	7.00	2/01/06	Baa2	4,000	4,026,212
Devon Energy Corp.	2.75	8/01/06	Baa2	2,810	2,763,531
Halliburton Co.	5.50	10/15/10	Baa2	200	206,531

Kerr-McGee Corp.	5.875	9/15/06	Ba3	1,305	$1,318,672
Nexen, Inc. (Canada)	5.875	3/10/35	Baa2	920	901,785
Occidental Petroleum Corp.	6.75	1/15/12	A3	1,655	1,836,458
Precision Drilling Corp. (Canada)	5.625	6/01/14	Baa2	500	540,745
Talisman Energy, Inc. (Canada)	5.125	5/15/15	Baa1	750	746,978
Union Oil Co. of California	7.35	6/15/09	A1	820	894,183
Valero Energy Corp.	7.50	4/15/32	Baa3	185	223,297
Woodside Finance Ltd. (Australia), 144A(h)	5.00	11/15/13	Baa1	1,660	1,666,364

					15,124,756

Foods — 0.7%
Alberton’s, Inc.	7.45	8/01/29	Baa3	220	189,773
Archer-Daniels-Midland Co.	8.125	6/01/12	A2	395	464,927
Cadbury Schweppes American Finance, Inc., 144A(h)	3.875	10/01/08	Baa2	1,050	1,024,373
Cargill, Inc. 144A(h)	3.625	3/04/09	A2	2,430	2,349,305
ConAgra Foods, Inc.	7.875	9/15/10	Baa1	865	967,902
General Mills, Inc.	5.125	2/15/07	Baa2	500	502,617
Kellogg Co.	6.60	4/01/11	Baa1	2,435	2,638,186
Kraft Foods, Inc.	4.625	11/01/06	A3	3,405	3,406,185
Kraft Foods, Inc.	5.25	6/01/07	A3	400	404,074
Kraft Foods, Inc.	5.625	11/01/11	A3	1,065	1,100,377
Kroger Co. (The)	6.75	4/15/12	Baa2	310	332,908
Kroger Co. (The)	6.80	4/01/11	Baa2	575	612,796
PepsiAmericas, Inc.	4.875	1/15/15	Baa1	720	711,664
Safeway, Inc.	2.50	11/01/05	Baa2	1,800	1,796,222
Sysco Corp., Sr. Notes,	5.375	9/21/35	A1	445	441,388
Tricon Global Restaurants, Inc.	8.875	4/15/11	Baa3	235	278,359
Tyson Foods, Inc.	6.625	10/17/05	Baa3	485	485,212
Tyson Foods, Inc.	7.25	10/01/06	Baa3	525	538,492
Tyson Foods, Inc.	8.25	10/01/11	Baa3	110	127,013

					18,371,773

Gaming — 0.1%
Harrahs Operating Co, Inc.	5.50	7/01/10	Baa3	970	979,163
Harrahs Operating Co, Inc.	5.75	10/01/17	Baa3	1,235	1,208,844
Harrahs Operating Co, Inc., 144A(h)	7.125	6/01/07	Baa3	365	378,025
Mandalay Resort Group	9.375	2/15/10	Ba3	12	13,230

					2,579,262

Health Care & Pharmaceutical — 0.5%
Anthem, Inc.	3.50	9/01/07	Baa1	1,970	1,924,718
Bristol-Myers Squibb Co.	5.75	10/01/11	A1	760	797,188
Genentech, Inc., 144A(h)	4.75	7/15/15	A1	1,120	1,098,477
Genentech, Inc., 144A(h)	5.25	7/15/35	A1	250	240,875
Glaxosmithkline Capital, Inc.	4.375	4/15/14	Aa2	330	319,601
Merck & Co., Inc.	5.95	12/01/28	Aa3	205	209,663
Pharmacia Corp.	6.60	12/01/28	Aaa	560	657,230
Pharmacia Corp.	6.75	12/15/27	Aaa	785	926,696
Schering-Plough Corp.	5.55	12/01/13	Baa1	1,995	2,057,094
Wellpoint, Inc.	5.00	12/15/14	Baa1	1,085	1,079,393
Wellpoint, Inc.	5.95	12/15/34	Baa1	990	1,032,134
Wyeth	5.50	3/15/13	A3	1,670	1,712,685
Wyeth	6.45	2/01/24	Baa1	615	675,098

					12,730,852

Insurance — 0.3%
Allstate Corp. (The)	5.55	5/09/35	A1	890	858,876

American International Group, Inc.	4.25	5/15/13	(b)	Aa2	1,635	$1,561,100
Axa (France)	8.60	12/15/30		A3	230	302,794
Everest Reinsurance Holdings (Bermuda)	5.40	10/15/14		A3	780	771,610
Liberty Mutual Group, 144A(h)	7.00	3/15/34		Baa3	910	899,986
Marsh & Mclennan Cos., Inc.	5.15	9/15/10		Baa2	335	332,829
MetLife, Inc.	5.70	6/15/35	(b)	A2	1,285	1,277,395
MetLife, Inc.	6.125	12/01/11		A2	435	462,460
MetLife, Inc.	6.375	6/15/34		A2	85	92,480
W.R. Berkley Corp.	5.60	5/15/15		Baa2	705	704,430
W.R. Berkley Corp.	6.15	8/15/19		Baa2	575	580,301
XL Capital Ltd. (Cayman Islands)	5.25	9/15/14		A2	110	106,117

						7,950,378

Lodging — 0.3%
Carnival Corp.	3.75	11/15/07		A3	2,845	2,790,752
Host Marriott LP	7.00	8/15/12	(b)	Ba3	1,500	1,520,625
P&O Princess	7.30	6/01/07		A3	345	358,483
Royal Caribbean Cruises Ltd.	8.00	5/15/10		Ba1	2,220	2,403,150

						7,073,010

Media & Entertainment — 0.4%
British Sky Broadcasting Group (United Kingdom)	7.30	10/15/06		Baa2	785	805,436
Chancellor Media Corp.	8.00	11/01/08		Baa3	745	802,192
Clear Channel Communications, Inc.	7.65	9/15/10		Baa3	300	325,637
Disney (Walt) Co., Notes,	5.375	6/01/07		Baa1	300	303,344
News America Holdings, Inc.	5.30	12/15/14	(b)	Baa3	1,800	1,796,139
News America Holdings, Inc.	7.625	11/30/28		Baa3	1,360	1,563,523
Time Warner, Inc.	6.875	5/01/12		Baa1	1,685	1,841,513
Time Warner, Inc.	7.25	10/15/17	(b)	Baa1	1,040	1,182,045
Time Warner, Inc.	7.70	5/01/32		Baa1	830	982,657
Viacom, Inc.	7.875	7/30/30		A3	470	549,680
Walt Disney Co. (The)	6.75	3/30/06		Baa1	1,365	1,380,337

						11,532,503

Metals
Alcan, Inc. (Canada)	5.00	6/01/15		Baa1	755	742,475
Alcan, Inc. (Canada)	5.20	1/15/14		Baa1	230	231,056
Alcan, Inc. (Canada)	6.125	12/15/33		Baa1	155	160,182

						1,133,713

Municipals — 0.2%
Illinois St. Taxable Pension, G.O.	5.10	6/01/33		Aa3	5,300	5,229,403

Non Captive Finance — 0.7%
Berkshire Hathaway, Inc.144A(h)	4.75	5/15/12		Aaa	1,045	1,037,868
Capital One Bank	6.50	6/13/13		Baa3	10	10,727
Capital One Bank	6.875	2/01/06		Baa2	2,040	2,055,979
Capital One Financial Corp.	5.25	2/21/17		Baa3	385	375,684
Capital One Financial Corp.	5.50	6/01/15		Baa3	1,045	1,051,129
CIT Group Co. of Canada (Canada), 144A(h)	5.20	6/01/15		A2	1,525	1,513,462
CIT Group, Inc.	4.25	2/01/10		A2	480	468,667
CIT Group, Inc.	5.50	11/30/07		A2	1,285	1,306,344
General Electric Capital Corp.	6.125	2/22/11		Aaa	2,865	3,038,562

General Electric Capital Corp.	6.75	3/15/32		Aaa	2,700	$3,175,816
Household Finance Corp.	4.75	5/15/09		A1	640	638,225
Household Finance Corp.	6.375	10/15/11		A1	1,080	1,155,218
Household Finance Corp.	6.375	11/27/12		A1	225	241,772
Household Finance Corp.	7.00	5/15/12		A1	795	879,813
HSBC Finance Corp.	5.00	6/30/15	(b)	A1	985	968,735
HSBC Finance Corp.	6.75	5/15/11		A1	570	619,943
International Lease Finance Corp.	3.50	4/01/09		A1	750	715,093
Residential Capital Corp., 144A(h)	6.375	6/30/10		Baa3	1,200	1,215,695

						20,468,732

Paper — 0.1%
MeadWestvaco Corp.	2.75	12/01/05		Baa2	1,310	1,306,002
Weyerhaeuser Co.	7.375	3/15/32	(b)	Baa2	920	1,040,721

						2,346,723

Pipelines & Other — 0.2%
Atmos Energy Corp.	4.00	10/15/09		Baa3	1,605	1,547,984
Duke Energy Field Services Corp.	7.875	8/16/10		Baa2	1,355	1,523,475
Enbridige, Inc. (Canada)	4.90	3/01/15		A3	630	614,770
Enterprise Products Operating LP	4.00	10/15/07		Baa3	1,000	980,003
Magellan Midstream Partners LP	5.65	10/15/16		Ba1	770	779,440
Sempra Energy	4.621	5/17/07	(b)	Baa1	790	788,349

						6,234,021

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	7.95	8/15/30		Baa2	1,170	1,536,477
Norfolk Southern Corp.	5.64	5/17/29		Baa1	621	622,867
Norfolk Southern Corp.	7.80	5/15/27		Baa1	24	30,404
Union Pacific Corp.	6.625	2/01/08		Baa2	1,755	1,827,836

						4,017,584

Real Estate Investment Trust
EOP Operating LP	5.125	3/15/16		BAA1	755	743,707
Post Apartment Homes LP	5.45	6/01/12		Baa3	545	536,389

						1,280,096

Retail — 0.2%
Gap, Inc.	6.90	9/15/07		Baa3	1,550	1,598,650
May Department Stores Co.	6.70	7/15/34		Baa1	1,170	1,225,260
May Department Stores Co.	8.50	6/01/19		Baa1	285	351,650
Target Corp.	7.50	8/15/10		A2	855	957,756
Wal-Mart Stores, Inc.	5.25	9/01/35	(b)	AA2	1,725	1,669,343

						5,802,659

Sovereign — 0.3%
Financement Quebec (Canada)	5.00	10/25/12		A1	2,165	2,201,218
Republic of Italy (Italy)	5.375	6/15/33		Aa2	1,080	1,104,444
Republic of Italy (Italy)	6.00	2/22/11		Aa2	430	458,929
Republic of Malaysia (Malaysia)	7.50	7/15/11		A3	375	425,442
Republic of South Africa (South Africa)	6.50	6/02/14		Baa1	620	677,350
United Mexican States (Mexico)	7.50	1/14/12	(b)	Baa1	2,100	2,356,200

						7,223,583

Technology — 0.3%
Computer Associates International, Inc., 144A(h)	4.75	12/01/09		Ba1	1,450	$1,422,620
Equifax, Inc.	4.95	11/01/07		Baa1	475	478,540
First Data Corp.	4.85	10/01/14		A1	680	672,672
International Business Machines Corp.	5.875	11/29/32		A1	1,475	1,567,533
Jabil Circuit, Inc.	5.875	7/15/10		Baa3	1,000	1,024,320
Motorola, Inc.	4.608	11/16/07		Baa2	1,220	1,218,587
Motorola, Inc.	7.625	11/15/10		Baa2	155	175,421
Seagate Technology, Inc. (Cayman Islands)	8.00	5/15/09		Ba2	1,545	1,622,250

						8,181,943

Telecommunications — 1.3%
ALLTEL Ohio LP, 144A(h)	8.00	8/15/10		A2	860	976,228
AT&T Wireless Services, Inc.	7.35	3/01/06		Baa2	2,245	2,271,069
AT&T Wireless Services, Inc.	8.125	5/01/12		Baa2	800	938,140
AT&T Wireless Services, Inc.	8.75	3/01/31		Baa2	705	951,608
BellSouth Corp.	4.20	9/15/09		A2	1,365	1,338,538
BellSouth Corp.	6.55	6/15/34		A2	50	53,744
British Telecommunications PLC (United Kingdom)	7.00	5/23/07		Baa1	1,400	1,447,215
British Telecommunications PLC (United Kingdom)	8.875	12/15/30		Baa1	295	400,148
CenturyTel, Inc.	7.875	8/15/12		Baa2	165	185,048
Cingular Wireless LLC	7.125	12/15/31		Baa2	635	733,418
Citizens Communications Co. (cost $650,000; purchased 03/23/04)(i)	7.60	6/01/06		Ba3	1,420	1,427,100
Deutsche Telekom International Finance BV(Netherlands)	8.75	6/15/30		A3	770	994,085
France Telecom SA (France)	8.75	3/01/31		A3	485	649,975
Nextel Communications, Inc.	5.95	3/15/14		Baa2	1,475	1,509,909
Royal KPN N.V. (Netherlands)	8.00	10/01/10		Baa1	2,330	2,642,509
SBC Communications, Inc.	4.125	9/15/09		A2	1,335	1,301,343
SBC Communications, Inc.	6.45	6/15/34		A2	150	158,552
Sprint Capital Corp.	6.875	11/15/28		Baa2	2,950	3,258,794
Sprint Capital Corp.	8.75	3/15/32		Baa2	220	295,004
Telecom de Puerto Rico, Inc. (Puerto Rico)	6.65	5/15/06		Baa1	4,500	4,553,505
Telecom de Puerto Rico, Inc. (Puerto Rico)	6.80	5/15/09	(b)	Baa1	2,220	2,340,340
Telecom Italia Finance (Luxembourg)	5.25	11/15/13		Baa2	330	327,660
Telecom Italia Finance (Luxembourg), 144A(h)	6.00	9/30/34		Baa2	395	387,078
Telefonica Europe BV (Netherlands)	7.75	9/15/10		A3	1,490	1,679,698
Telus Corp. (Cananda)	8.00	6/01/11		Baa2	1,600	1,830,469
US Cellular Corp.	6.70	12/15/33		Baa2	600	611,509
Verizon Global Funding Corp.	5.85	9/15/35		A2	405	398,296
Verizon Global Funding Corp.	7.75	12/01/30		A2	450	548,225
Vodafone Group PLC (United Kingdom)	7.75	2/15/10		A2	1,100	1,226,961

						35,436,168

Tobacco
Altria Group, Inc.	7.65	7/01/08	(b)	Baa2	765	817,314
Philip Morris Cos., Inc.	7.75	1/15/27		Baa2	370	431,447

						1,248,761

Foreign Government Bonds — 0.4%
Export-Import Bank of Korea (The) (South Korea), 144A(h)	4.125	2/10/09	(b)	A3	1,120	$1,094,994
Korea Development Bank (South Korea)	4.75	7/20/09	(b)	A3	1,530	1,524,966
Pemex Project Funding Master Trust (Mexico)	7.875	2/01/09		Baa1	2,275	2,462,688
Pemex Project Funding Master Trust (Mexico)	8.50	2/15/08		Baa1	1,100	1,188,000
Pemex Project Funding Master Trust (Mexico), 144A(h)	9.50	9/15/27		Baa1	3,025	3,985,437
Petrobras International Finance Co. (PIFCO) (Cayman Islands)	9.75	7/06/11		Baa1	280	336,000
Quebec Province of Canada (Canada)	4.60	5/26/15		A1	810	797,077
Quebec Province of Canada (Canada)	4.875	5/05/14		A1	1,000	1,010,233

Total Foreign Government Bonds						12,399,395

MORTGAGE BACKED SECURITIES — 13.7%
Federal Home Loan Mortgage Corp.	4.50	11/01/18 - 3/01/19			7,172	7,031,371
Federal Home Loan Mortgage Corp.	5.00	7/01/18 - 5/01/34			18,964	18,827,195
Federal Home Loan Mortgage Corp.	5.00	TBA			7,000	6,849,066
Federal Home Loan Mortgage Corp.	5.50	12/01/33 - 1/01/34			15,318	15,329,107
Federal Home Loan Mortgage Corp.	6.00	3/01/32 - 12/1/33			4,622	4,710,383
Federal Home Loan Mortgage Corp.	6.00	TBA			7,000	7,120,316
Federal Home Loan Mortgage Corp.	6.50	5/01/14 - 4/01/15			1,306	1,349,663
Federal Home Loan Mortgage Corp.	7.00	7/01/31 - 9/01/33			9,823	10,264,838
Federal National Mortgage Association	4.00	5/01/19			3,461	3,333,027
Federal National Mortgage Association	4.50	1/01/19 - 1/01/35			18,267	17,735,494
Federal National Mortgage Association	4.50	TBA			9,000	8,805,942
Federal National Mortgage Association	4.984	7/01/33			1,752	1,768,796
Federal National Mortgage Association	5.00	1/01/19 - 3/01/34			65,884	64,743,732
Federal National Mortgage Association	5.00	TBA			7,500	7,478,910
Federal National Mortgage Association	5.00	TBA			3,000	2,936,250
Federal National Mortgage Association	5.50	3/01/16 - 2/01/34			58,962	59,031,942
Federal National Mortgage Association	5.50	TBA			6,500	6,593,438
Federal National Mortgage Association	5.50	TBA			43,000	42,973,125
Federal National Mortgage Association	6.00	4/01/13 - 2/01/35			38,490	39,188,022
Federal National Mortgage Association	6.00	TBA			9,500	9,767,188
Federal National Mortgage Association	6.00	TBA			4,000	4,066,248
Federal National Mortgage Association	6.50	7/01/17 - 9/01/34			9,598	9,887,401
Federal National Mortgage Association	6.50	TBA			3,500	3,601,717
Federal National Mortgage Association	7.00	8/01/11 - 5/01/32			2,659	2,791,579
Federal National Mortgage Association	7.50	5/01/12 - 5/01/32			2,134	2,257,593
Government National Mortgage Association	5.50	8/15/33 - 3/15/34			2,896	2,924,617
Government National Mortgage Association	6.00	4/15/33 - 6/20/34			4,529	4,633,752
Government National Mortgage Association	6.50	10/15/23 - 6/15/35			11,455	11,930,603
Government National Mortgage Association	7.00	9/15/31			359	377,902
Government National Mortgage Association	8.00	1/15/24 - 4/15/25			321	343,702

TOTAL MORTGAGE BACKED SECURITIES						378,652,919

U.S. Government Treasury Securities — 3.3%
United States Treasury Bonds,	Zero	5/15/19			31,080	16,598,429
United States Treasury Notes,	0.88	4/15/10			2,443	2,380,665
United States Treasury Notes,	1.875	12/31/05			1,000	995,664
United States Treasury Notes,	3.375	2/28/07			4,785	4,732,662
United States Treasury Notes,	3.875	9/15/10	(b)		11,356	11,195,415
United States Treasury Bonds,	9.00	11/15/18	(b)		7,072	10,188,652
United States Treasure Bonds,	9.125	5/15/18			4,202	6,061,221

United States Treasury Bonds,	9.25	2/15/16		815	$1,140,013
United States Treasury Bonds,	6.00	2/15/26		7,805	9,205,022
United States Treasury Bonds,	5.375	2/15/31	(b)	5,826	6,526,938
United States Treasury Notes,	3.625	4/30/07	(b)	10,875	10,783,237
United States Treasury Notes,	3.75	5/15/08	(b)	5,395	5,337,257
United States Treasury Bonds,	8.125	5/15/21	(b)	3,160	4,396,473
United States Treasury Strips, I/O	Zero	5/15/18		2,635	1,480,862

TOTAL U.S. GOVERNMENT SECURITIES					91,022,510

U.S. Government Agency Obligations — 3.3%
Federal Farm Credit Bank,	4.125	7/17/09		1,230	1,214,948
Federal Home Loan Bank,	3.75	8/18/09		3,935	3,840,206
Federal Home Loan Bank,	4.25	4/16/07		23,000	22,952,274
Federal Home Loan Mortgage Corp.,	4.125	10/18/10	(b)	4,829	4,741,064
Federal Home Loan Mortgage Corp.,	4.375	7/17/15	(b)	2,975	2,905,608
Federal National Mortgage Association,	3.875	7/15/08		15,440	15,198,318
Federal National Mortgage Association,	4.125	5/15/10	(b)	3,639	3,575,685
Federal National Mortgage Association	4.25	5/15/09		24,231	24,035,868
Federal National Mortgage Association,	4.25	8/15/10	(b)	2,515	2,482,411
Federal National Mortgage Association,	5.25	8/01/12		8,475	8,706,673
Tennessee Valley Authority	5.88	4/01/36		1,305	1,482,714

Total U.S. Government & Agency Obligations					91,135,769

Structured Notes — 0.2%
Dow Jones CDX HY 144A(h)	6.75	6/29/10	(b)	2,555	2,511,884
Dow Jones CDX	8.25	6/29/10	(b)	2,574	2,557,913

Total U.S. Government & Agency Obligations					5,069,797

TOTAL LONG-TERM BONDS (cost $1,034,491,702)					1,035,220,634

TOTAL LONG-TERM INVESTMENTS (cost $2,551,299,504)					2,651,150,479

SHORT-TERM INVESTMENTS — 24.3%
U.S. Government & Agency Securities — 0.2%
U.S. Treasury Bills(d)	3.93	12/15/05		4,000	3,973,736

				NUMBER OF SHARES
Mutual Fund — 24.1%
Dryden Core Investment Fund-Taxable Money Market Series (f)(g)		12/31/10		667,457,101	667,457,101

TOTAL SHORT-TERM INVESTMENTS (cost $671,428,976)					671,430,837

				Contracts
Outstanding Options Purchased
Euro Futures, expiring 09/18/06 @ $95.25				62	53,862
Fed Funds Cll, expiring 11/30/05 @ $96.125				122	3,813

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $117,947)					57,675

Total Investments, Before Outstanding Options Written—120.0% (cost $3,222,846,427)(j)		$3,322,638,991

Outstanding Options Written
Nov Fed Funds, expiring 11/30/05 @ $96.25	(75)	(781)
Euro, expiring 09/18/06 @ $95.75	(62)	(24,025)

TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $41,875)		(24,806)

Total Investments, Net of Outstanding Options Written—120.0% (cost $3,222,804,552)		3,322,614,185
Other Liabilities in excess of other assets(k)—(20.0%)		(553,234,319)

Net Assets — 100.0%		$2,769,379,866

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $437,561,649; cash collateral of $452,052,382 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Standard & Poor’s rating.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Indicates variable rate security.

(f)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(g)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid security of 650,000 - per the security. The aggregate value, $1,427,100 represents 0.001% of the net assets.

(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$3,222,846,427	$396,756,034	$296,963,470	$99,792,564

(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) of financial futures as follows:

Open Futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
142	Eurodollar Futures	Dec. 05	$33,992,699	$33,943,325	$(49,374)
35	S&P 500 Index	Dec. 05	10,741,938	10,800,125	58,187
78	S&P 500 Index	Dec. 05	24,252,869	24,068,850	(184,019)
274	U.S. Treasury 5 Yr Notes	Dec. 05	29,474,978	29,279,469	(195,509)
175	U.S. Treasury Long Bonds	Dec. 05	20,180,098	20,086,719	(93,379)

					(464,094)

	Short Positions:
18	U.S. Treasury 10 Yr Notes	Dec. 05	2,003,322	1,978,594	24,728
233	U.S. Treasury 2 Yr Notes	Dec. 05	48,143,507	47,972,516	170,991

					195,719

					$(268,375)

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

DIVERSIFIED BOND PORTFOLIO

September 30, 2005 (Unaudited)

	MOODY’S RATINGS	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000)	VALUE
LONG-TERM INVESTMENTS — 97.9%
LONG-TERM BONDS
Aerospace/Defense — 0.7%
BAE Systems Holdings, Inc. 144A(h)	Baa2	5.20	08/15/15	$6,850	$6,755,744
Raytheon Co.	Baa3	4.50	11/15/07	335	333,072
Raytheon Co.	Baa3	8.30	03/01/10	725	822,587

					7,911,403

Airlines — 0.2%
Continental Airlines Inc., Pass-Thru Certs., Series 2000-1, Class A-1(a)	Ba2	9.558	09/01/19	438	435,398
Continental Airlines, Inc., Pass-Thru Certs. Ser. RJ04, Class B(a)	Baa3	8.048	11/01/20	4	4,110
Southwest Airlines Co.	Baa1	5.25	10/01/14	2,550	2,494,647

					2,934,155

Asset Backed Securities — 4.6%
American Express Credit Account Master Trust, Ser. 2004-C, Class C 144A,(g)(h)	Baa2	4.2681	02/15/12	1,794	1,798,414
Asset Backed Securities Corp Home Equity, Series 2003-HE1, Class M1	Aa2	4.7881	01/15/33	2,875	2,915,345
Asset Backed Securities Corp. Home Equity, Series 2002-HE2, Class M1	Aaa	4.4681	08/15/32	1,802	1,805,231
Bank One Issuance Trust, Ser. 2003-C1, Class C1	Baa2	4.54	09/15/10	2,980	2,962,703
Centex Home Equity, Series 2005-A, Class M4(g)	A1	4.63	01/25/35	2,400	2,409,828
Citibank Credit Card Master Trust, 1999-5, Class A	Aaa	6.10	05/15/08	8,400	8,485,389
Countrywide Asset-Backed Certificate Certificates, Series 2004-12, Class MV3(g)	Aa3	4.49	03/25/35	2,670	2,684,635
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	A2	5.58	08/25/32	1,502	1,510,792
Equity One, Inc., Ser. 2004-3, Class M1	Aa2	5.70	07/25/34	2,100	2,116,612
First Franklin Mortgage Loan Asset-Backed Cerftificates, Series 2005-FF6, Class M2(g)	Aa2	4.27	03/25/36	2,575	2,578,284
Home Equity Asset Trust, Series 2005-7, Class 2A4	Aaa	4.24	01/25/36	1,500	1,500,000
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00	02/15/12	14,300	15,538,199
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	4.63	05/25/33	2,580	2,595,311
Residential Asset Mortgage Product, Inc., Series 2004-RS12, Class MII2(g)	Aa3	4.63	12/25/34	2,100	2,118,148

Structured Asset Securities Corp., Series 2005-RMS1, Class A3,		4.13	02/25/35	1,500	$1,501,512

					52,520,403

Automotive — 2.0%
Auburn Hills Trust, Debs.,	A3	12.375	05/01/20	640	965,811
Chrysler Corp.	A3	7.45	03/01/27	1,300	1,414,581
Equus Cayman Finance, Ltd., Cayman Islands), 144A(h)	Baa3	5.50	09/12/08	830	835,882
Ford Motor Credit Co.	Baa3	6.875	02/01/06	555	557,271
Ford Motor Credit Co.(a)	Baa3	6.625	06/16/08	3,500	3,420,820
General Motors Acceptance Corp.	Ba1	6.125	09/15/06	4,090	4,102,990
General Motors Acceptance Corp.(a)	Ba1	6.125	02/01/07	4,105	4,080,875
General Motors Acceptance Corp.(a)	Ba1	6.15	04/05/07	3,710	3,681,737
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30	12/19/08	1,820	1,823,300
Nissan Motor Acceptance Corp., 144A(h)	Baa1	4.625	03/08/10	2,040	2,003,551

					22,886,818

Banking — 3.0%
Chuo Mitsui Trust & Banking Co. Ltd, (Japan) 144A(a)(g)(h)	Baa2	5.506	12/31/49	3,050	2,935,729
Citigroup, Inc., Sub. Notes,	Aa2	6.625	06/15/32	980	1,104,914
Kasikbornbank Public Co., Ltd., (Thailand), 144A(h)	Baa2	8.25	08/21/16	1,710	2,041,566
Kazkommerts International BV, Neatherlands), 144A(h)	Baa2	7.875	04/07/14	4,150	4,373,063
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86	12/31/49	5,000	5,876,735
Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A, M.T.N.(a)(h)	A2	5.79	04/15/14	1,880	1,958,216
Resona Bank Ltd.	Baa1	5.85	09/29/49	2,900	2,862,259
Resona Preferred Global Securities Cayman Ltd. 144A(h)	Baa3	7.191	12/30/49	3,550	3,675,180
Russian Standard Finance SA for Russian Standard Bank, 144A(h)	Ba2	7.50	10/07/10	2,635	2,645,593
Sumitomo Mitsui Banking Corp. 144A(h)	A2	5.625	07/15/49	6,380	6,349,325

					33,822,580

Building Materials & Construction — 1.4%
American Standard, Inc.(a)	Baa3	7.625	02/15/10	3,800	4,169,056
D.R. Horton, Inc.(a)	Ba1	5.625	09/15/14	5,335	5,141,436
RPM International, Inc.	Baa3	4.45	10/15/09	5,150	4,993,013
Ryland Group, Inc.	Baa3	5.375	06/01/08	1,900	1,908,989

					16,212,494

Cable — 0.5%
Comcast Cable Communications, Inc.	Baa2	6.375	01/30/06	650	654,255
CSC Holdings, Inc., Sr. Notes	B1	7.875	12/15/07	3,800	3,904,500
TCI Communications Inc.	Baa2	7.875	02/15/26	750	895,063

					5,453,818

Capital Goods — 2.6%
Briggs & Stratton Corp.	Ba1	8.875	03/15/11	3,905	4,471,225
Fedex Corp.	Baa2	2.65	04/01/07	7,550	7,337,270
Fedex Corp.	Baa2	7.25	02/15/11	1,750	1,931,720

Hutchinson Whamp International LTD, 144A(h)	A3	7.45	11/24/33	2,655	$3,066,791
Rockwell Automation, Inc.	A3	5.20	01/15/98	6,500	5,860,667
Trains HY	B1	0.00	06/15/15	2,166	2,266,098
Tyco International Group SA, (Luxembourg)	Baa3	6.75	02/15/11	805	869,486
Tyco International Group SA, (Luxembourg)	Baa3	6.00	11/15/13	200	211,279
Waste Management, Inc.	Baa3	7.125	10/01/07	1,550	1,616,083
Waste Management, Inc.	Baa3	7.65	03/15/11	2,100	2,351,895

					29,982,514

Chemicals —1.7%
Dow Chemical Co.	A3	5.97	01/15/09	1,490	1,550,551
Dow Chemical Co.	A3	9.00	0401/21	1,000	1,357,855
Huntsman International LLC	B2	9.875	03/01/09	2,400	2,535,000
ICI Wilmington, Inc.	Baa3	4.375	12/01/08	2,040	2,005,575
IMC Global, Inc.	Ba3	10.875	08/01/13	610	719,800
IMC Global, Inc.(a)	B1	6.875	07/15/07	2,000	2,032,500
Lubrizol Corp.	Baa3	5.875	12/01/08	550	564,536
Lubrizol Corp.	Baa3	4.625	10/01/09	5,600	5,505,041
Lyondell Chemical Co.	B1	9.50	12/15/08	3,000	3,142,500

					19,413,358

Collateralized Mortgage Obligations — 1.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	3,811	3,741,905
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.00	04/25/19	745	743,808
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(c)	Aaa	4.17	02/25/34	6,163	6,098,479
Washington Mutual Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	Aaa	5.00	03/25/20	2,403	2,390,625
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38	12/25/32	2,199	2,176,116

					15,150,933

Commercial Mortgage Backed Securities — 8.3%
Banc America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.0131	11/10/42	5,950	5,985,424
Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4,	Aaa	4.668	07/10/43	6,400	6,239,343
Bear Stearns Commercial Mortgage Securities, Inc., Series. 2005-T18, Class AAB	Aaa	4.823	02/13/42	2,475	2,453,718
Chase Commercial Mortgage Securities Corp. Series 1997-1, Class A2	AAA(f)	7.37	06/19/29	2,489	2,545,522
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93	07/10/39	8,500	8,499,180
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4,	Aaa	4.111	07/05/35	12,700	12,043,553
J.P. Morgan Chase Commercial Mortgage Secutities Corp., Series 2005-LD4	Aaa	4.918	10/15/42	3,700	3,679,206

J.P. Morgan Chase Commerical Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB,(g)	Aaa	4.66	07/15/42	7,300	$7,164,134
JP Morgan Chase Commercial Mortgage Securities, Series 2003-ML 1a, Class A2	Aaa	4.767	03/12/39	4,969	4,905,815
LB-UBS Commercial Mortgage Trust, 2004-C8, Class A6	Aaa	4.80	12/15/29	4,200	4,146,358
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	3,375	3,361,368
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4,	AAA(f)	4.954	08/15/30	3,135	3,124,214
Merrill Lynch Mortgage Trust, Ser. 2004-MKB1, Class A3	Aaa	4.892	02/12/42	4,600	4,577,102
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36	02/23/34	1,656	1,727,249
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	Aaa	7.33	12/10/32	4,800	5,210,000
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91	03/12/34	5,142	5,268,159
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2,	AAA(f)	4.867	02/15/35	7,330	7,287,940
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98	11/15/34	2,500	2,500,633
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608	12/15/35	4,750	4,672,785

					95,391,703

Consumer Services — 0.1%
Propex Fabrics, Inc.	Caa1	10.00	12/01/12	1,000	922,500

Electric — 4.7%
CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.	Baa2	5.70	03/15/13	2,950	3,058,772
Cms Energy Corp., Sr. Notes(a)	B1	8.90	07/15/08	2,570	2,778,813
Consumers Energy Co.	Baa3	5.00	02/15/12	1,000	994,884
Consumers Energy Co., First Mtge. Bonds,	Baa3	5.375	04/15/13	1,000	1,010,893
Duke Capital LLC	Baa3	4.331	11/16/06	650	646,639
Edison Mission Energy	B1	10.00	08/15/08	1,085	1,201,638
Edison Mission Energy	B1	7.73	06/15/09	1,480	1,561,400
El Paso Electric Co.	Baa3	6.00	05/15/35	3,100	3,156,482
Empresa Nacional de Electricidad SA, (Chile)	Ba1	8.35	08/01/13	625	711,446
Energy East Corp.	Baa2	6.75	06/15/12	750	819,456
Energy East Corp.	Baa2	6.75	09/15/33	1,150	1,305,593
Enersis SA (Chile)	Ba1	7.375	01/15/14	3,700	3,909,550
First Energy Corp.	Baa3	6.45	11/15/11	3,030	3,226,238
FirstEnergy Corp.	Baa3	5.50	11/15/06	1,700	1,714,372
FirstEnergy Corp.	Baa3	7.375	11/15/31	1,125	1,319,477
Korea East-West Power Co. Ltd.,(South Korea), 1444A(h)	A2	4.875	04/21/11	1,700	1,678,140
Midland Funding II	Ba3	13.25	07/23/06	2,953	3,115,457
NiSource Finance Corp.	Baa3	5.25	09/15/17	500	488,717
NiSource Finance Corp.	Baa3	5.45	09/15/20	3,000	2,934,570
Northern States Power Co.	A2	8.00	08/28/12	2,800	3,315,872
Oncor Electric Delivery Co.	Baa2	7.00	09/01/22	300	336,046
Pacific Gas & Electric Co.	Baa1	6.05	03/01/34	4,695	4,884,640
Southern California Edison Co.	Baa1	6.375	01/15/06	1,250	1,256,789

Southern California Edison Co.	Baa1	7.625	01/15/10	1,100	$1,212,116
Teco Energy Inc.144A(h)	Ba2	6.75	05/01/15	1,965	2,058,338
TECO Energy, Inc.(a)	Ba2	7.50	06/15/10	955	1,026,625
TXU Corp.	Ba1	4.446	11/16/06	100	99,257
Xcel Energy, Inc.	Baa1	3.40	07/01/08	1,330	1,283,368
Xcel Energy, Inc.	Baa1	7.00	12/01/10	1,850	2,019,323

					53,124,911

Energy-Integrated — 0.4%
Conoco Funding Co., (Canada)	A3	6.35	10/15/11	2,480	2,689,672
Tosco Corp.	A3	7.25	01/01/07	1,500	1,548,504

					4,238,176

Energy - Other — 1.0%
BJ Services Co.	Baa2	7.00	02/01/06	5,000	5,032,765
Halliburton Co.	Baa2	5.50	10/15/10	625	645,409
Occidental Petroleum Corp.	A3	4.25	03/15/10	3,250	3,186,537
Talisman Energy, Inc., (Canada)	Baa1	5.125	05/15/15	2,300	2,290,731

					11,155,442

Foods — 0.9%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875	10/01/08	2,600	2,536,542
Kraft Foods, Inc.	A3	5.625	11/01/11	860	888,567
Kraft foods, Inc.	A3	6.25	06/01/12	1,425	1,521,624
The Kroger Co.	Baa2	6.75	04/15/12	1,375	1,476,607
Tricon Global Restaurants, Inc.	Baa3	8.875	04/15/11	1,705	2,019,584
Tyson Foods, Inc.	Baa3	7.25	10/01/06	1,250	1,282,124
Tyson Foods, Inc.	Baa3	6.625	10/17/05	1,025	1,025,449

					10,750,497

Gaming — 1.0%
Harrah’s Operating Co., Inc.	Ba1	7.875	12/15/05	5,375	5,408,594
Harrahs Operating Co, Inc.144A(h)	Baa3	5.75	10/01/17	3,460	3,386,721
Mandalay Resorts Group	Ba3	9.375	02/15/10	33	36,793
Park Place Entertainment Corp.	Ba1	7.875	12/15/05	2,450	2,465,313

					11,297,421

Health Care & Pharmaceutical — 1.9%
HCA, Inc.	Ba2	7.125	06/01/06	7,000	7,090,265
HCA, Inc.	Ba2	8.36	04/15/24	2,900	3,111,352
Magellan Health Services, Inc.	B3	9.375	11/15/08	2,670	2,806,838
Merck & Co., Inc.	Aa3	5.95	12/01/28	255	260,801
Pharmacia Corp.	Aaa	6.50	12/01/18	1,015	1,155,131
Res-Care, Inc.	B1	10.625	11/15/08	1,456	1,543,360
Wellpoint, Inc.	Baa1	5.00	12/15/14	1,310	1,303,230
Wyeth(b)	Baa1	5.50	03/15/13	1,250	1,281,950
Wyeth(b)	Baa1	6.45	02/01/24	2,370	2,601,596

					21,154,523

Insurance — 0.8%
Allstate Corp., Sr. Notes	A1	5.55	05/09/35	4,865	4,694,866
American International Group, Inc.(a)	Aa2	4.25	05/15/13	2,210	2,110,110
Everest Reinsurance Holdings, Inc.	A3	5.40	10/15/14	1,900	1,879,564

Marsh & Mclennan Cos Inc.	Baa2	5.75	09/15/15	275	$272,123
XL Capital Ltd., Class A (Cayman Islands)	A2	5.25	09/15/14	140	135,058

					9,091,721

Lodging — 1.1%
P & O Princess	A3	7.30	06/01/07	825	857,242
Carnival Corp., Gtd.	A3	3.75	11/15/07	3,600	3,531,355
Host Marriott L.P.(a)	Ba3	7.00	08/15/12	1,900	1,926,125
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375	11/15/15	770	835,450
Royal Caribbean Cruises. Ltd., (Liberia)	Ba1	6.875	12/01/13	2,210	2,292,875
Starwood Hotels & Resorts	Ba1	7.375	05/01/07	3,000	3,093,750

					12,536,797

Media & Entertainment — 1.0%
Chancellor Media Corp.	Baa3	8.00	11/01/08	4,720	5,082,345
News America, Inc.(a)	Baa3	5.30	12/15/14	3,230	3,223,072
Thomson Corp., (Canada)	A3	5.75	02/01/08	2,750	2,806,009
Viacom, Inc.	A3	7.875	07/30/30	490	573,071

					11,684,497

Metals — 0.8%
Alcan, Inc.	Baa1	5.75	06/01/35	2,050	2,015,445
Asia Aluminum Holdings, LTD, (Bermuda) Series 144A(a)(h)	Ba3	8.00	12/23/11	1,500	1,509,375
Noranda, Inc.	Baa3	6.20	06/15/35	2,150	2,076,590
Oregon Steel Mills, Inc.	Ba3	10.00	07/15/09	3,065	3,302,538

					8,903,948

Municipals — 0.2%
Liberty Dev. Corp. Rev. Goldman Sachs Group, Inc.	Aa3	5.25	10/01/35	2,415	2,698,642

Non Captive Finance — 1.4%
Berkshire Hathaway Finance Corp., 144A(h)	Aaa	4.75	05/15/12	3,400	3,361,675
Capital One Bank, Sr. Notes	Baa2	5.125	02/15/14	2,765	2,723,962
CIT Group, Inc., Sub Notes	A2	5.50	11/30/07	235	238,903
HSBC Finance Corp.	A1	6.75	05/15/11	550	598,191
HSBC Finance Corp.(a)	A1	5.00	06/30/15	5,600	5,507,527
HSBC Finance Corp., M.T.N.	A1	4.125	03/11/08	710	701,337
Residential Capital Corp., 144A(a)(h)	Baa3	6.875	06/30/15	3,100	3,243,874
Residential Capital Corp., 144A(h)	Baa3	6.375	06/30/10	90	91,177

					16,466,646

Non-Corporate Foreign Agency — 1.3%
Gazprom OAO, (Russia)	BB-(f)	10.50	10/21/09	1,685	$1,998,410
Pemex Project Fuding Master Trust, (Mexico) 144A(h)	Baa1	8.85	09/15/07	4,450	4,792,650
Petronas Capital, Ltd., (Malaysia), 144A(h)	A1	7.00	05/22/12	7,300	8,146,149

					14,937,209

Non-Corporate Sovereign — 5.4%
Federal Republic of Argentina, (Argentina)	B3	2.9918	4/30/13	2,820	2,368,800
Federal Republic of Brazil, (Brazil)	B1	11.25	07/26/07	565	625,455
Federal Republic of Brazil, (Brazil)(a)	B1	9.25	10/22/10	5,325	5,985,300
Government of Hungary, (Hungary)	A1	7.00	04/12/06	1,128	5,450,752
Government of Hungary, (Hungary)	A1	8.00	02/12/15	309,110	1,667,619
Government of New Zealand, (New Zealand)	Aaa	7.00	07/15/09	NZD 14,390	10,308,228
Government of Norway, (Norway)	Aaa	6.75	01/15/07	$ 33,420	5,364,493
Government of Panama, (Panama)	Ba1	4.6875	07/17/14	2,126	2,099,999
Republic of Peru, (Peru)	Ba3	8.375	05/03/16	1,635	1,912,950
Republic of Peru, (Peru)	Ba3	5.00	03/07/17	735	712,950
Republic of Philippines, (Philippines)(a)	B1	9.875	01/15/19	1,920	2,140,800
Republic of Poland, (Poland)	A2	8.50	05/12/07	PLN 16,920	5,512,599
Reublic of Peru, (Peru)	Ba3	5.00	03/07/17	$ 1,668	1,647,841
Republic of Uruguay, (Uruguay)	B3	7.25	02/15/11	1,310	1,362,400
United Mexican States, (Mexico)	Baa1	10.50	07/14/11	MXP 31,500	3,298,173
United Mexican States, (Mexico)	Baa1	10.00	12/05/24	MXP 23,200	2,392,898
United Mexican States, (Mexico)(a)	Baa1	8.375	01/14/11	$ 8,000	9,199,999

					62,051,256

Packaging — 0.5%
Crown Cork & Seal Finance PLC, Notes (United Kingdom)(a)	B3	7.00	12/15/06	3,500	3,587,500
Pactiv Corp.	Baa2	7.20	12/15/05	2,450	2,462,576

					6,050,076

Paper — 0.2%
Georgia-Pacific Corp.	Ba2	8.875	05/15/31	2,000	2,365,342
Weyerhaeuser Co.	Baa2	7.375	03/15/32	460	520,361

					2,885,703

Pipelines & Other — 0.9%
Atmos Energy Corp.(e)	Baa3	4.00	10/15/09	5,300	5,111,723
Enterprise Products Operating L.P.	Baa3	4.00	10/15/07	4,000	3,920,012
Magellan Midstream Partners LP	Ba1	5.65	10/15/16	1,870	1,892,926

					10,924,661

Real Estate Investment Trust — 0.3%
Equity One, Inc.	Baa3	3.875	04/15/09	1,450	1,384,591
Post Apartment Homes L.P.	Baa3	5.45	06/01/12	2,300	2,263,660

					3,648,251

Retailers — 1.2%
May Department Stores Co.	Baa1	6.70	07/15/34	1,955	$2,047,337
The Gap, Inc.	Baa3	6.90	09/15/07	8,875	9,153,559
Wal-Mart Stores, Inc.	Aa2	5.25	09/01/35	2,425	2,346,757

					13,547,653

Structured Notes — 2.7%
Dow Jones CDX NA High Yield Trust, Series 4-T2 144A,(a)(h)	Ba3	6.75	06/29/10	4,000	3,932,500
Dow Jones CDX NA HY Series 4 -T3, 144A(a)(h)	B3	8.00	06/29/10	11,500	11,514,374
Dow Jones CDX NA HY, Series 4-TI(a)	B3	8.25	06/29/10	11,781	11,707,368
Preferred Term Securities X, Class A-1 (cost $3,900,000; purchased 6/16/03), 144A(g)(h)(i)	Aaa	4.19	07/03/33	3,900	3,939,000

					31,093,242

Technology — 2.1%
Certegy, Inc. Notes	Baa2	4.75	09/15/08	1,900	1,904,488
Equifax, Inc.	Baa1	4.95	11/01/07	1,340	1,349,986
Freescale Simiconductor, Inc.	Ba2	6.875	07/15/11	2,610	2,740,500
International Business Machines Corp.	A1	8.375	11/01/19	575	753,520
Jabil Circuit, Inc.	Baa3	5.875	07/15/10	2,000	2,048,640
Motorola, Inc.	Baa2	4.608	11/16/07	2,870	2,866,677
Motorola, Inc.	Baa2	7.625	11/15/10	146	165,236
Sanmina-SCI Corp.	Ba2	10.375	01/15/10	1,210	1,334,025
Seagate Technology International	Ba2	8.00	05/15/09	1,030	1,081,500
Sun Microsystems, Inc.	Ba1	7.50	08/15/06	5,835	5,953,491
SunGard Data Systems, Inc.	B2	3.75	01/15/09	720	660,600
SunGard Data Systems, Inc.(a)	Baa3	4.875	01/15/14	2,350	2,062,125
Sungard Data Systems, Inc.144A(a)(h)	B3	9.125	08/15/13	940	974,075

					23,894,863

Telecommunications — 6.2%
ALLTEL Ohio LP, Gtd. Notes, 144A(h)	A2	8.00	08/15/10	1,550	1,759,481
America Movil S.A. De C.V., (Mexico)	A3	5.75	1/15/15	1,000	1,003,465
AT&T Corp., Sr. Notes(a)	Ba1	9.75	11/15/31	2,475	3,133,969
AT&T Wireless Services, Inc.	Baa2	8.125	05/01/12	1,815	2,128,405
AT&T Wireless Services, Inc.	Baa2	8.75	03/01/31	2,375	3,205,770
BellSouth Corp.	A2	4.20	09/15/09	2,750	2,696,689
Century Tel, Inc.	Baa2	6.55	12/01/05	4,000	4,011,692
Citizens Communications Co.	Ba3	7.60	06/01/06	1,510	1,517,550
Citizens Communications Co.	Ba3	7.625	08/15/08	2,168	2,281,820
Deutsche Telekom International Finance BV, (Netherlands)(b)	A3	8.75	06/15/30	865	1,116,731
LCI International, Inc., (cost $6,705,485; purchased 7/21/98-1/24/00)(i)	NR	7.25	06/15/07	6,675	6,508,125
SBC Communications, Inc.	A2	4.125	09/15/09	4,150	4,045,374
Sprint Capital Corp.	Baa2	4.78	08/17/06	6,665	6,675,304
Sprint Capital Corp.	Baa2	6.90	05/01/19	2,800	3,134,723
Sprint Capital Corp.	Baa2	8.75	03/15/32	2,215	2,970,156
Telecom de Puerto Rico, (Puerto Rico)	Baa1	6.80	05/15/09	4,365	4,601,614
Telecom de Puerto Rico,(Puerto Rico)(a)	Baa1	6.65	05/15/06	6,800	6,880,852
TELUS Corp. (Canada)	Baa2	8.00	06/01/11	150	171,606
TELUS Corp., (Canada)	Baa2	7.50	06/01/07	6,250	6,526,575
Verizon Wireless Capital, Inc.	A3	5.375	12/15/06	5,900	5,957,260

					70,327,161

Tobacco — 0.8%
Altria Group, Inc.(a)	Baa2	7.65	07/01/08	1,100	$1,175,222
Altria Group, Inc.	Baa2	7.75	01/15/27	1,675	1,953,171
RJ Reynolds Tobacco Holdings, Inc.,144A(a)(h)	Ba2	6.50	07/15/10	5,600	5,586,000

					8,714,393

U.S. Government Mortgage Backed Securities — 32.9%
Federal Home Loan Mortgage Corp.	Aaa	4.50	11/01/18 - 06/01/19	20,680	20,267,706
Federal Home Loan Mortgage Corp.	Aaa	5.00	01/01/19 - 05/01/34	9,474	9,374,093
Federal Home Loan Mortgage Corp.		5.00	TBA	12,500	12,305,475
Federal Home Loan Mortgage Corp.	Aaa	5.50	10/1/33 - 06/01/34	7,645	7,670,605
Federal Home Loan Mortgage Corp.		6.00	TBA	2,500	2,542,970
Federal Home Loan Mortgage Corp.	Aaa	6.00	11/01/33 - 06/01/34	8,785	8,938,930
Federal Home Loan Mortgage Corp.	Aaa	6.50	08/01/32	4,402	4,531,217
Federal Home Loan Mortgage Corp.	Aaa	7.00	10/01/32 - 11/01/33	9,880	10,323,912
Federal National Mortgage Association	Aaa	4.00	05/01/19	9,574	9,219,355
Federal National Mortgage Association	Aaa	4.50	06/01/18 - 02/01/35	36,968	36,023,101
Federal National Mortgage Association		5.00	TBA	2,500	2,492,970
Federal National Mortgage Association	Aaa	5.00	01/01/19 - 03/01/34	57,699	56,760,793
Federal National Mortgage Association		5.50	TBA	28,500	28,482,187
Federal National Mortgage Association	Aaa	5.50	12/01/16 - 02/01/34	86,749	86,983,264
Federal National Mortgage Association		6.00	TBA	500	508,281
Federal National Mortgage Association	Aaa	6.00	09/01/17 - 02/01/35	28,602	29,132,474
Federal National Mortgage Association	Aaa	6.50	11/01/09 - 11/01/33	10,520	10,856,785
Federal National Mortgage Association	Aaa	7.00	05/01/32 - 06/01/32	956	1,000,771
Federal National Mortgage Association	Aaa	9.00	10/01/16 - 09/01/21	39	40,788
Government National Mortgage Association	Aaa	5.50	05/15/33 - 06/20/35	12,778	12,889,169
Government National Mortgage Association	Aaa	6.00	12/15/32 - 11/15/34	15,206	15,563,508
Government National Mortgage Association	Aaa	6.50	09/15/32 - 11/15/33	9,159	9,529,732
Government National Mortgage Association	Aaa	7.50	10/15/25 - 02/15/26	251	267,563

					375,705,649

U.S. Government Agency Obligations — 0.8%
Federal National Mortgage Association	Aaa	6.625	11/15/30	170	$209,854
Federal Home Loan Mortgage Corp.(a)	Aaa	4.375	07/17/15	5,590	5,459,613
Federal Farm Credit Bank	Aaa	4.15	05/15/13	1,600	1,552,995
Tennessee Valley Authority	Aaa	5.88	04/01/36	1,315	1,494,075

					8,716,537

U.S. Governments Treasury Securities — 0.9%
United States Treasury Bonds(a)	Aaa	5.375	02/15/31	2,355	2,638,335
United States Treasury Inflation Indexed Bonds	Aaa	.88	04/15/10	4,398	4,419,656
United States Treasury Notes		5.00	02/15/11	185	191,815
United States Treasury Notes	Aaa	4.25	08/15/15	1,170	1,162,688
United States Treasury Strip Coupon	Aaa	.00	05/15/19	3,180	1,698,296

					10,110,790

Total Long Term Bonds (cost $1,115,097,773)					1,118,313,344

				NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS — 14.7%
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (includes $92,955,106 of cash collateral received for securities on loan) (c)(d) (cost $168,163,996)				168,163,996	$168,163,996

				Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro, expiring 09/18/06 @ 95.25				129	112,068
Fed Funds, expiring 11/30/2005 @ 96.125				252	7,876

Total outstanding options purchased (cost $244,629)					119,944

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN (Cost $1,283,506,398) — 112.6%					1,286,597,284

		Contracts
OUTSTANDING OPTIONS WRITTEN
Call Options
Nov Fed Funds, expiring 11/30/2005 @ 96.25	11/30/05	(154)	$(1,605)
90 Day Euro, expiring 9/18/06 @ 95.75	09/18/06	(129)	(49,987)

TOTAL OUTSTANDING OPTIONS WRITTEN (cost $86,863)			(51,592)

TOTAL INVESTMENTS, NET OF OUTSTANDING CALL OPTIONS WRITTEN — 112.6% (Cost $1,283,419,535)(k)			1,286,545,692

LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (12.6)%			(144,234,561)

TOTAL NET ASSETS — 100.0%			$1,142,311,131

The following abbreviations are used in portfolio descriptions:

MXP	Mexico Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities Purchased on a forward commitment basis

(a)	All or portion of security is on loan. The aggregate market value of such securities is $92,761,943; cash collateral of $ 92,955,106 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poors rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.

(h)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $10,605,485. The aggregate value $10,447,125 represents 0.9% of net assets.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swap, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
296	Eurodollar Futures	Dec. 2005	$70,857,363	$70,755,100	$(102,263)
820	U.S. Treasury Bonds	Dec. 2005	95,453,375	94,120,625	(1,332,750)

					(1,435,013)

Short Positions:
1,115	U.S. Treasury 2 Yr. Notes	Dec. 2005	230,366,021	229,568,047	797,974
2	U.S. Treasury 5 Yr. Notes	Dec. 2005	215,248	213,719	1,529
100	U.S. Treasury 10 Yr. Notes	Dec. 2005	11,129,568	10,992,188	137,380

					936,883

					$(498,130)

Forward Foreign currency exchange contracts outstanding at September 30, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation
Sold:
Hungarian Forint expiring
10/13/2005	$2,935,650	$2,818,076	$117,574
10/13/2005	1,802,105	1,784,706	17,399
Norwegian Krone expiring
10/14/05	2,888,455	2,809,189	79,266
New Zealand Dollar expiring
10/11/05	5,018,014	4,932,868	85,146
10/11/05	5,616,649	5,495,548	121,101
Polish Zloty expiring
10/14/2005	2,912,950	2,844,189	68,761

	$21,173,823	$20,684,576	$489,247

Interest rate swap agreement outstanding at September 30, 2005:

Counterparty (1)	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	5/19/2010	$1,537,500	4.247%	3 month LIBOR	$(24,483)
Morgan Stanley Capital Services, Inc.	7/8/2010	750,000	4.3075%	3 month LIBOR	(10,844)
Morgan Stanley Capital Services, Inc.	7/14/2010	5,750,000	4.348%	3 month LIBOR	(73,442)
Morgan Stanley Capital Services, Inc.	8/26/2010	1,955,000	4.487%	3 month LIBOR	(13,202)

					$(121,971)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreement outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$4,000	0.82%	Tyco International Group SA,	70,568
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	$5,500	1.17%	Nextel communications, Inc.,	202,900
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	$1,855	0.75%	RPM International, Inc.,	(14,422)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	$3,295	0.60%	RPM International, Inc.,	(6,389)
Morgan Stanley Capital Services, Inc.(b)	5/19/2010	$4,485	4.25%	3 Month LIBOR	(56,575)
Morgan Stanley Capital Services, Inc.(b)	7/8/2010	$2,250	4.31%	3 Month LIBOR	(29,058)
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	$4,000	0.57%	Dow Chemical Co. (The)	7,440
Morgan Stanley Capital Services, Inc.(b)	8/26/2010	$5,885	4.49%	3 Month LIBOR	(36,509)

					137,955

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(k)	The United States Federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,284,754,324	$12,424,337	$10,581,377	$1,842,960

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Funds, Inc.

SCHEDULE OF INVESTMENTS

EQUITY PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 97.0%
Aerospace/Defense — 3.1%
Boeing Co.	439,200	$29,843,640
General Dynamics Corp.	37,927	4,534,173
Honeywell International, Inc.	1,069,000	40,087,500
ITT Industries, Inc.	49,383	5,609,909
L-3 Communications Holdings, Inc.	16,832	1,330,906
Lockheed Martin Corp.	373,883	22,821,818
Raytheon Co.	376,900	14,329,738
United Technologies Corp.	209,144	10,842,025

		129,399,709

Air Freight & Couriers — 0.2%
Expeditors International of Washington, Inc.	283	16,069
FedEx Corp.	16,918	1,474,065
United Parcel Service, Inc. (Class “B” Stock)	79,433	5,491,203

		6,981,337

Airlines — 0.0%
Southwest Airlines Co.	41,282	613,038

Automobiles — 0.1%
General Motors Corp.	19,877	608,435
Harley-Davidson, Inc.	47,773	2,314,124

		2,922,559

Beverages — 1.8%
Coca-Cola Co.	273,915	11,830,389
PepsiCo, Inc.	1,139,869	64,641,971

		76,472,360

Biotechnology — 2.7%
Amgen, Inc.(a)	675,801	53,841,066
Biogen Idec, Inc.(a)	46,734	1,845,058
Genentech, Inc.(a)	444,529	37,433,787
Gilead Sciences, Inc.(a)	440,464	21,477,025
MedImmune, Inc.(a)	1,986	66,829
Nektar Therapeutics(a)	57,120	968,184

		115,631,949

Building & Building Products — 0.4%
American Standard Cos., Inc.	274,100	12,759,355
D.R. Horton, Inc.	21,602	782,424
KB HOME	7,166	524,551
Pulte Homes, Inc.	17,655	757,753

		14,824,083

Capital Markets — 3.5%
Bank of New York Co., Inc. (The)	516,809	15,199,353
Goldman Sachs Group, Inc.	245,508	29,848,862
Legg Mason, Inc.	71,200	7,809,928
Mellon Financial Corp.	179,092	5,725,571
Merrill Lynch & Co., Inc.	992,439	60,886,133
Schwab, Charles Corp. (The)	1,983,700	28,624,791

		148,094,638

Chemicals — 1.3%
Air Products & Chemicals, Inc.	29,772	1,641,628
Dow Chemical Co.	101,258	4,219,421
E.I. du Pont de Nemours & Co.	884,718	34,654,404
Ecolab, Inc.	318,400	10,166,512
Monsanto Co.	55,145	3,460,349
Praxair, Inc.	52,394	2,511,244
Sigma-Aldrich Corp.	5,817	372,637

		57,026,195

Commercial Banks — 2.8%
Bank of America Corp.	938,639	39,516,702
Comerica, Inc.	163,900	9,653,710
Golden West Financial Corp.	179,100	10,636,749
North Fork Bancorporation, Inc.	38,434	980,067
SunTrust Banks, Inc.	109,868	7,630,332
U.S. Bancorp	62,645	1,759,072
Wachovia Corp.	346,622	16,495,741
Wells Fargo & Co.	521,532	30,546,129

		117,218,502

Commercial Services & Supplies — 0.9%
Cendant Corp.	35,103	724,526
Cintas Corp.	844	34,646
Corinthian Colleges, Inc.(a)	100,473	1,333,277
Iron Mountain, Inc.(a)	42,116	1,545,657
Paychex, Inc.	326,108	12,092,085
Waste Management, Inc.	852,800	24,398,608

		40,128,799

Communications Equipment — 2.3%
ADC Telecommunications, Inc.(a)	531,122	12,141,449
Cisco Systems, Inc.(a)	1,715,959	30,767,145
Comverse Technology, Inc.(a)	25,964	682,074
Corning, Inc.(a)	141,202	2,729,435
Motorola, Inc.	224,374	4,956,422
Nokia Oyj, ADR (Finland)	636,042	10,755,470
Nortel Networks Corp.(a)	19,265	62,804
QUALCOMM, Inc.	746,362	33,399,699

		95,494,498

EQUITY PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Computers & Peripherals — 1.9%
Apple Computer, Inc.(a)	533,500	$28,600,935
Dell, Inc.(a)	639,405	21,867,651
EMC Corp.(a)	471,481	6,100,964
Hewlett-Packard Co.	168,466	4,919,207
International Business Machines Corp.	209,355	16,794,458
Sun Microsystems, Inc.(a)	467,976	1,834,466

		80,117,681

Consumer Finance — 1.2%
American Express Co.	779,364	44,766,668
SLM Corp.	114,759	6,155,673

		50,922,341

Diversified Financial Services — 3.2%
Bear Stearns Cos., Inc. (The)	9,744	1,069,404
Capital One Financial Corp.	193,240	15,366,445
CIT Group, Inc.	77,891	3,519,115
Citigroup, Inc.	906,799	41,277,491
Fannie Mae	179,460	8,043,397
Fifth Third Bancorp	40,430	1,484,994
Franklin Resources, Inc.	66,363	5,571,838
Freddie Mac	1,390	78,479
J.P. Morgan Chase & Co.	815,748	27,678,330
MBNA Corp.	124,521	3,068,197
Morgan Stanley	131,956	7,117,707
National Financial Partners Corp.	53,903	2,433,181
PNC Financial Services Group, Inc.	1,986	115,228
Principal Financial Group, Inc.	68,647	3,251,808
State Street Corp.	192,341	9,409,322
T. Rowe Price Group, Inc.	74,723	4,879,412

		134,364,348

Diversified Manufacturing Operations — 0.0%
Cooper Industries, Ltd. (Class “A” Stock)(Bermuda)	410	28,347

Diversified Telecommunication Services — 0.5%
ALLTEL Corp.	159,656	10,395,202
BellSouth Corp.	87,393	2,298,436
SBC Communications, Inc.	222,325	5,329,130
Verizon Communications, Inc.	155,982	5,099,052

		23,121,820

Electric Utilities — 1.4%
AES Corp.(a)	47,721	784,056
Ameren Corp.	9,260	495,317
American Electric Power Co., Inc.	44,441	1,764,308
Cinergy Corp.	7,758	344,533
Consolidated Edison, Inc.	29,422	1,428,438
Constellation Energy Group, Inc.	23,731	1,461,830
Dominion Resources, Inc.	27,590	2,376,602
DTE Energy Co.	19,315	885,786
Edison International	39,038	1,845,717
Entergy Corp.	13,783	1,024,352
Exelon Corp.	658,097	35,168,704
FirstEnergy Corp.	36,827	1,919,423
FPL Group, Inc.	40,411	1,923,564
PG&E Corp.	47,513	1,864,885
Pinnacle West Capital Corp.	6,387	281,539
PPL Corp.	49,297	1,593,772
Progress Energy, Inc.	8,724	390,399
Public Service Enterprise Group, Inc.	9,288	597,776
Southern Co.	77,166	2,759,456
Wisconsin Energy Corp.	11,697	466,944

		59,377,401

Electrical Equipment — 0.1%
Emerson Electric Co.	39,153	2,811,185
Molex, Inc. (Class “A” Stock)	55,671	1,431,302

		4,242,487

Electronic Equipment & Instruments — 0.1%
Dolby Laboratories, Inc. (Class “A” Stock)(a)	147,200	2,355,200

Energy Equipment & Services — 3.7%
BJ Services Co.	5,010	180,310
Cooper Cameron Corp.(a)	3,245	239,903
ENSCO International, Inc.	169,000	7,873,710
GlobalSantaFe Corp. (Cayman Islands)	1,083,900	49,447,518
Halliburton Co.	1,000,911	68,582,421
Schlumberger, Ltd.	90,768	7,659,004
Weatherford International, Ltd.(a)(b)	348,600	23,934,876

		157,917,742

Food Products — 1.9%
Cadbury Schweppes PLC, ADR (United Kingdom)	775,500	31,586,115
General Mills, Inc.	34,915	1,682,903
Kellogg Co.	544,595	25,122,168
McCormick & Co., Inc.	234,700	7,658,261
Sara Lee Corp.	745,396	14,125,254

		80,174,701

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	14,020	604,122
Kroger Co.(a)	1,772,600	36,497,834
Wal-Mart Stores, Inc.(f)	548,892	24,052,447
Whole Foods Market, Inc.(b)	190,800	25,653,060

		86,807,463

Gas Utilities — 0.0%
Kinder Morgan, Inc.	12,167	1,169,979

Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	31,156	1,242,190
Boston Scientific Corp.(a)	150,588	3,519,241
Fisher Scientific International, Inc.(a)	275	17,064
Guidant Corp.	67,505	4,650,419
Medtronic, Inc.	117,622	6,306,892

EQUITY PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Smith & Nephew PLC, ADR (United Kingdom)	40,150	$1,704,769
St. Jude Medical, Inc.(a)	561,630	26,284,284
Zimmer Holdings, Inc.(a)	132,207	9,107,740

		52,832,599

Health Care Providers & Services — 3.6%
Aetna, Inc.	82,045	7,067,356
Caremark Rx, Inc.(a)	378,100	18,878,533
Community Health Systems, Inc.(a)	3,116	120,932
Coventry Heath Care, Inc.(a)	135,100	11,621,302
Omnicare, Inc.	7,789	437,976
Tenet Healthcare Corp.(a)	2,352	26,413
UnitedHealth Group, Inc.	1,283,981	72,159,732
WellPoint, Inc.(a)	571,981	43,367,599

		153,679,843

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	44,657	2,231,957
Cheesecake Factory, Inc. (The)(a)	9,451	295,249
Ctrip.com International Ltd., ADR (Cayman Islands)	33,800	2,165,904
GTECH Holdings Corp.	584,600	18,742,276
International Game Technology	61,118	1,650,186
Marriott International, Inc. (Class “A” Stock)	22,640	1,426,320
McDonald’s Corp.	431,646	14,455,825
Outback Steakhouse, Inc.	560	20,496
Starwood Hotels & Resorts Worldwide, Inc.	3,635	207,813
Station Casinos, Inc.	19,500	1,294,020

		42,490,046

Household Durables — 0.3%
Black & Decker Corp.	6,491	532,846
Centex Corp.	8,516	549,963
Fortune Brands, Inc.	11,476	933,343
Leggett & Platt, Inc.	14,851	299,990
Maytag Corp.	5,816	106,200
Newell Rubbermaid, Inc.	442,896	10,031,595
Snap-on, Inc.	4,570	165,068
Stanley Works	6,647	310,282
Whirlpool Corp.	5,037	381,654

		13,310,941

Household Products — 2.8%
Clorox Co.	115,278	6,402,540
Colgate-Palmolive Co.	142,799	7,538,359
Kimberly-Clark Corp.	523,511	31,164,610
Procter & Gamble Co. (The)(b)	1,219,512	72,512,184

		117,617,693

Independent Power Producers & Energy — 0.6%
TXU Corp.	207,128	23,380,609

Industrial Conglomerates — 3.6%
3M Co.	38,478	2,822,746
General Electric Co.	2,853,681	96,083,439
Rockwell Automation, Inc.	34,531	1,826,690
Textron, Inc.	182,897	13,117,373
Tyco International, Ltd.	1,381,900	38,485,915

		152,336,163

Insurance — 4.3%
AFLAC, Inc.	273,443	12,386,968
Allstate Corp.	169,725	9,384,095
American International Group, Inc.	1,067,719	66,155,869
Axis Capital Holdings, Ltd.	773,500	22,052,485
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	117	9,594,000
Chubb Corp.	170,207	15,242,037
Conseco, Inc.(a)	2,165	45,703
Hartford Financial Services Group, Inc. (The)	614	47,382
Loews Corp.	410,200	37,906,582
MetLife, Inc.	103,830	5,173,849
SAFECO Corp.	88,665	4,732,938

		182,721,908

Internet & Catalog Retail — 1.5%
eBay, Inc.(a)(b)	1,533,611	63,184,773

Internet Software & Services — 2.3%
Google, Inc. (Class “A” Stock)(a)(b)	169,800	53,734,908
SINA Corp. (Cayman Islands)(a)	86,200	2,370,500
Yahoo!, Inc.(a)	1,158,220	39,194,165

		95,299,573

IT Consulting & Services — 0.2%
Accenture, Ltd. (Class “A” Stock) (Bermuda)	60,337	1,536,180
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	38,719	2,114,057
First Data Corp.	125,689	5,027,560

		8,677,797

Leisure Equipment & Products — 0.0%
Mattel, Inc.	2,812	46,904

Machinery — 0.7%
Caterpillar, Inc.	9,970	585,738
Danaher Corp.	137,737	7,414,383
Deere & Co.	66,648	4,078,858
Dover Corp.	107,193	4,372,402
Eaton Corp.	124,850	7,934,217
Illinois Tool Works, Inc.	23,156	1,906,433
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	27,885	1,066,044
National-Oilwell Varco, Inc.(a)	14,020	922,516

		28,280,591

EQUITY PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Media — 2.6%
Clear Channel Communications, Inc.	53,900	$1,772,771
Comcast Corp. (Class “A” Stock)(a)	335,242	9,849,410
Comcast Corp. (Special Class “A” Stock)(a)	115,440	3,322,363
EchoStar Communications Corp. (Class “A” Stock)(a)	327,300	9,678,261
Gannett Co., Inc.	17,681	1,216,983
Liberty Global, Inc.(a)	29,610	762,458
Liberty Media Corp. (Class “A” Stock)(a)	989,640	7,966,602
McGraw Hill, Inc.	23,575	1,132,543
New York Times Co. (Class “A” Stock)	19,784	588,574
News Corp. (Class “A” Stock)	215,568	3,360,705
News Corp. (Class “B” Stock)	856,000	14,124,000
Omnicom Group, Inc.	33,046	2,763,637
Time Warner, Inc.	1,106,460	20,037,991
Tribune Co.	21,809	739,107
Univision Communications, Inc. (Class “A” Stock)(a)	1,102	29,236
Viacom, Inc. (Class “B” Stock)	955,440	31,539,074
Walt Disney Co.	107,437	2,592,455

		111,476,170

Metals & Mining — 5.7%
Alcoa, Inc.	41,853	1,022,050
Barrick Gold Corp. (Canada)	951,292	27,635,033
Companhia Vale do Rio Doce, ADR (Brazil)(b)	1,543,600	67,702,296
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	1,153,930	56,069,459
Inco, Ltd.(b)	555,300	26,293,455
Newcrest Mining, Ltd., ADR (Australia)	1,786,900	28,628,640
Newmont Mining Corp.	58,002	2,735,954
Nucor Corp.	13,916	820,905
Phelps Dodge Corp.	241,983	31,440,851

		242,348,643

Multi-line Retail — 1.5%
Family Dollar Stores, Inc.	45,097	896,077
Federated Department Stores, Inc.	395,931	26,475,906
J.C. Penney Co., Inc.	1,300	61,646
Kohl’s Corp.(a)	108,066	5,422,752
Target Corp.	603,145	31,321,320
TJX Companies, Inc. (The)	1,310	26,829

		64,204,530

Multi-Utilities — 1.1%
Duke Energy Corp.	82,020	2,392,524
Sempra Energy	936,572	44,075,078

		46,467,602

Office Electronics — 0.8%
Xerox Corp.(a)(b)	2,324,312	31,726,859

Oil, Gas & Consumable Fuels — 7.6%
Amerada Hess Corp.	45,904	6,311,800
Apache Corp.	546,210	41,085,916
Burlington Resources, Inc.	200,528	16,306,937
ChevronTexaco Corp.	184,315	11,930,710
ConocoPhillips, Inc.	113,305	7,921,152
EOG Resources, Inc.	262,400	19,653,760
ExxonMobil Corp.(f)	951,714	60,471,908
Nexen, Inc.	1,536,200	73,215,292
Occidental Petroleum Corp.	31,942	2,728,805
Suncor Energy, Inc. (Canada)	125,600	7,602,568
Suncor Energy, Inc. (Canada)	717,300	43,451,412
Total SA, ADR (France)	182,400	24,773,568
Transocean, Inc.(a)	69,509	4,261,597

		319,715,425

Paper & Forest Products — 0.0%
Georgia-Pacific Corp.	26,586	905,519
Weyerhaeuser Co.	11,683	803,206

		1,708,725

Personal Products — 0.4%
Alberto-Culver Co.	43,502	1,946,714
Gillette Co. (The)	229,863	13,378,027

		15,324,741

Pharmaceuticals — 5.6%
Abbott Laboratories	221,745	9,401,988
Eli Lilly & Co.	100,358	5,371,160
Johnson & Johnson	278,230	17,606,394
Medco Health Solutions, Inc.(a)	43,099	2,363,118
Merck & Co., Inc.	36,349	989,056
Novartis AG, ADR (Switzerland)(b)	822,900	41,967,900
Pfizer, Inc.(f)	2,376,386	59,338,359
Roche Holdings AG, ADR (Switzerland)	499,800	34,851,304
Sanofi-Aventis, ADR (France)	829,200	34,453,260
Sepracor, Inc.(a)	166,600	9,827,734
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	456,700	15,262,914
Wyeth	96,774	4,477,733

		235,910,920

Real Estate — 0.0%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	21,810	1,073,052

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	88,691	3,293,984
Applied Materials, Inc.	573,900	9,733,344
ASML Holding NV (Netherlands)(a)	422,900	6,982,079
Intel Corp.	1,826,395	45,020,637
KLA-Tencor Corp.	41,782	2,037,290
Linear Technology Corp.	79,269	2,979,722
Marvell Technology Group, Ltd.(a)	597,805	27,564,788
Maxim Integrated Products, Inc.	346,200	14,765,430
Microchip Technology, Inc.	59,768	1,800,212
National Semiconductor Corp.	56,393	1,483,136

EQUITY PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Novellus Systems, Inc.(a)	65,740	$1,648,759
Texas Instruments, Inc.(b)	1,083,186	36,720,005
Xilinx, Inc.	417,736	11,633,948

		165,663,334

Software — 6.1%
Adobe Systems, Inc.(b)	817,490	24,402,076
Cognos, Inc. (Canada)(a)	261,000	10,160,730
Computer Associates International, Inc.	886,000	24,639,660
Electronic Arts, Inc.(a)(b)	630,657	35,878,077
Intuit, Inc.(a)	103,202	4,624,481
Mercury Interactive Corp.(a)	373,822	14,803,351
Microsoft Corp.	3,461,042	89,052,611
NAVTEQ Corp.(a)	428,400	21,398,580
Oracle Corp.(a)	904,735	11,209,667
SAP AG, ADR (Germany)(b)	466,200	20,200,446
Seagate Technology, Inc.(a)(g)	350	0
Symantec Corp.(a)	54,730	1,240,182

		257,609,861

Specialty Retail — 1.8%
Bed Bath & Beyond, Inc.(a)	117,016	4,701,703
Best Buy Co., Inc.	493,430	21,479,008
Chico’s FAS, Inc.(a)(b)	569,900	20,972,320
CVS Corp.	1,060	30,751
Home Depot, Inc.	183,520	6,999,453
Lowe’s Cos., Inc.	119,419	7,690,584
Michaels Stores, Inc.	17,811	588,832
OfficeMax, Inc.	33,753	1,068,957
Ross Stores, Inc.	65,822	1,559,981
Staples, Inc.	580,869	12,384,127

		77,475,716

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.(a)	710,500	22,281,280
NIKE, Inc. (Class “B” Stock)	18,590	1,518,431

		23,799,711

Tobacco — 1.3%
Altria Group, Inc.	734,887	54,168,521

Wireless Telecommunication Services — 0.7%
Sprint Corp.	1,262,013	30,010,670
Vodafone Group PLC, ADR (United Kingdom)	51,479	1,336,910

		31,347,580

TOTAL COMMON STOCKS (cost $3,372,533,364)		4,099,288,007

PREFERRED STOCKS — 0.0%
Metals & Mining
Companhia Vale do Rio Doce, ADR (Brazil) (cost $84,944)	3,625	141,049

TOTAL LONG-TERM INVESTMENTS (cost $ 3,372,618,308)		4,099,429,056

SHORT-TERM INVESTMENTS — 6.8%
Money Market Mutual Fund — 5.9%
Dryden Core Investment Fund - Taxable Money Market Series (c)(d)	251,124,342	251,124,342

Repurchase Agreement — 0.9%
State Street Bank & Trust Co., 3.10%, 10/3/05(e)	37,600	37,599,801

TOTAL SHORT-TERM INVESTMENTS (cost $ 288,724,143)		288,724,143

TOTAL INVESTMENTS — 103.8% (cost $ 3,661,342,451)(i)		4,388,153,199
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (3.8)%		(160,418,383)

NET ASSETS — 100%		$4,227,734,816

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $173,937,142; cash collateral of $176,574,937 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $37,609,514 due 10/03/2005. The value of the collateral including accrued interest was $38,499,324. Collateralized by United States Treasury or federal agency obligations.

(f)	Security segregated as collateral for futures contracts.

(g)	Indicates a fair valued security.

(h)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follow:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation
Long Positions:
21	S&P 500 Index	Dec. 05	$6,372,307	$6,480,075	$107,768

(i)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
3,706,502,737	$788,452,143	$106,801,681	$681,650,462

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 72.2%
Aerospace/Defense — 2.1%
Armor Holdings, Inc.(a)	65,700	$2,825,757
General Dynamics Corp.	140,500	16,796,775
Honeywell International, Inc.	13,000	487,500
Lockheed Martin Corp.(b)	347,300	21,199,192
Northrop Grumman Corp.	319,100	17,343,085
Raytheon Co.	125,600	4,775,312
United Technologies Corp.	222,900	11,555,136

		74,982,757

Apparel — 0.3%
Liz Claiborne, Inc.	8,000	314,560
The Gap, Inc.(b)	259,000	4,514,370
The Timberland Co. (Class “A” Stock)(a)	47,900	1,618,062
V.F. Corp.	57,500	3,333,275

		9,780,267

Auto Components — 0.0%
Goodyear Tire & Rubber Co.(b)	33,200	517,588

Autos - Cars & Trucks — 0.8%
AutoNation, Inc.(a)(b)	63,900	1,276,083
Ford Motor Co.	638,500	6,295,610
Harley-Davidson, Inc.	158,600	7,682,584
PACCAR, Inc.	179,000	12,152,310

		27,406,587

Banks & Savings & Loans — 4.3%
AmSouth Bancorporation(b)	31,000	783,060
Bank of America Corp.(b)	1,204,482	50,708,692
BB&T Corp.	200,600	7,833,430
Comerica, Inc.(b)	139,700	8,228,330
First BanCorp. (Puerto Rico)	116,900	1,977,948
Huntington Bancshares, Inc.(b)	43,500	977,445
KeyCorp	244,900	7,898,025
National City Corp.(b)	233,000	7,791,520
North Fork Bancorporation, Inc.(b)	267,000	6,808,500
SunTrust Banks, Inc.	61,700	4,285,065
SVB Financial Group(a)(b)	41,200	2,003,968
TD Banknorth, Inc.,	9,200	277,288
U.S. Bancorp	837,432	23,515,091
Wachovia Corp.	270,400	12,868,336
Wells Fargo & Co.(b)	285,100	16,698,307
Zions Bancorporation	14,100	1,004,061

		153,659,066

Chemicals — 0.6%
Chemtura Corp.	79,500	$987,390
Eastman Chemical Co.	118,400	5,561,248
Olin Corp.	21,500	408,285
PPG Industries, Inc.(b)	7,300	432,087
The Dow Chemical Co.	293,200	12,217,644

		19,606,654

Commercial Services — 0.1%
Aramark Corp., (Class “B” Stock)	16,800	448,728
Convergys Corp.(a)	4,200	60,354
H&R Block, Inc.(b)	29,200	700,216
iPayment Holdings, Inc.(a)	14,000	529,760
Manpower, Inc.	13,700	608,143
Robert Half International, Inc.	41,200	1,466,308
Weight Watchers International, Inc.	6,000	309,480

		4,122,989

Computer Services — 3.7%
Black Box Corp.	15,200	637,792
Cisco Systems, Inc.(a)	1,192,100	21,374,353
Computer Sciences Corp.(a)(b)	149,900	7,091,769
Digital Insight Corp.(a)	65,500	1,706,930
EMC Corp.(a)	975,900	12,628,146
Global Payments, Inc.	17,700	1,375,644
Hutchinson Technology, Inc.(a)	36,200	945,544
Lexmark International, Inc.(a)	78,800	4,810,740
Microsoft Corp.	1,781,600	45,840,568
MicroStrategy, Inc. (Class “A” Stock)(a)	39,900	2,804,571
Network Appliance, Inc.(a)(b)	120,500	2,860,670
Oracle Corp.(a)(b)	2,251,800	27,899,802

		129,976,529

Computers — 1.6%
Dell, Inc.(a)	399,400	13,659,480
Hewlett-Packard Co.(b)	224,065	6,542,698
International Business Machines Corp.	474,500	38,064,390

		58,266,568

Construction — 0.6%
American Standard Cos., Inc.	10,500	488,775
Eagle Materials, Inc.	7,900	958,823
Martin Marietta Materials, Inc.	69,900	5,484,354
Masco Corp.	236,200	7,246,616
Standard Pacific Corp.	118,800	4,931,388
USG Corp.(a)(b)	22,700	1,559,944

		20,669,900

Consumer Products — 0.4%
Coach, Inc.(a)(b)	490,700	15,388,352
NBTY, Inc.(a)	11,000	258,500

		15,646,852

Containers & Packaging — 0.1%
Ball Corp.(b)	67,500	$2,479,950

Cosmetics & Soaps — 1.1%
Avon Products, Inc.(b)	289,600	7,819,200
Colgate-Palmolive Co.(b)	19,000	1,003,010
Gillette Co.	179,800	10,464,360
Nu Skin Enterprises, Inc., (Class “A” Stock)	35,400	674,370
Procter & Gamble Co.(b)	339,200	20,168,832

		40,129,772

Distribution/Wholesalers — 0.3%
CDW Corp.(b)	133,100	7,842,252
Fastenal Co.	31,000	1,893,790
The Sherwin-Williams Co.(b)	41,700	1,837,719

		11,573,761

Diversified Operations — 3.6%
3M Co.	329,500	24,172,120
Cendant Corp.	114,400	2,361,216
Chemed Corp.	24,900	1,079,166
Cooper Industries Ltd., (Class “A” Stock) (Bermuda)	56,100	3,878,754
Eaton Corp.	128,900	8,191,595
General Electric Co.	2,043,700	68,811,379
Illinois Tool Works, Inc.	49,600	4,083,568
Ingersoll-Rand Co., (Class “A” Stock)	410,800	15,704,884
Tyco International Ltd.	550	15,318

		128,298,000

Drugs & Medical Supplies — 7.2%
Abbott Laboratories	173,100	7,339,440
Allergan, Inc.(b)	170,500	15,621,210
American Medical Systems Holdings, Inc.(a)	46,800	943,020
Amgen, Inc.(a)	505,408	40,265,855
Applera Corp. - Applied Biosystems Group	86,900	2,019,556
Bausch & Lomb, Inc.	54,900	4,429,332
Baxter International, Inc.	434,600	17,327,502
Becton, Dickinson & Co.	183,700	9,631,391
Biosite, Inc.(b)	3,400	210,324
C.R. Bard, Inc.(b)	56,600	3,737,298
Dade Behring Holdings, Inc.	27,800	1,019,148
Hospira, Inc.(a)	24,620	1,008,681
Johnson & Johnson Co.	800,798	50,674,497
Laboratory Corp. of America Holdings(a)	84,200	4,101,382
Lilly (Eli) & Co.	23,500	1,257,720
Medicis Pharmaceutical Corp. (Class “A” Stock)	14,500	472,120
Medtronic, Inc.	34,100	1,828,442
Mentor Corp.	17,300	951,673
Merck & Co., Inc.	924,400	25,152,924
Palomar Medical Technologies, Inc.(a)(b)	33,700	883,951
Pfizer, Inc.	1,989,365	49,674,444
Quest Diagnostics, Inc.	158,600	8,015,644
Schering-Plough Corp.	168,700	3,551,135
Techne Corp.(a)	19,500	1,111,110
Thoratec Corp.(a)	73,000	1,296,480
Zimmer Holdings, Inc.(a)	19,700	1,357,133

		253,881,412

Education — 0.4%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	192,183	$12,759,029
Strayer Education, Inc.	25,100	2,372,452

		15,131,481

Electronics — 0.6%
Emerson Electric Co.	124,600	8,946,280
IDEXX Laboratories, Inc.(a)(b)	20,200	1,350,976
Jabil Circuit, Inc.(a)	64,900	2,006,708
Rockwell Automation, Inc.(b)	7,800	412,620
Synopsys, Inc.(a)	163,800	3,095,820
Thomas & Betts Corp.(a)	29,400	1,011,654
Waters Corp.(a)(b)	107,900	4,488,640

		21,312,698

Financial Services — 7.1%
American Express Co.	60,100	3,452,144
AmeriCredit Corp.(a)(b)	185,000	4,415,950
Bear, Stearns & Co., Inc.(b)	111,700	12,259,075
Capital One Financial Corp.	34,300	2,727,536
Charles Schwab Corp. (The)	91,100	1,314,573
CIT Group, Inc.	177,000	7,996,860
Citigroup, Inc.	1,185,962	53,984,990
Countrywide Credit Industries, Inc.	485,900	16,024,982
Fannie Mae	200	8,964
First Marblehead Corp.(b)	20,500	520,700
Fiserv, Inc.(a)(b)	296,300	13,591,281
Freddie Mac	91,600	5,171,736
Friedman, Billings, Ramsey Group, Inc.(b)	182,700	1,861,713
Goldman Sachs Group, Inc.(b)	208,400	25,337,272
J.P. Morgan Chase & Co.	752,594	25,535,514
Lehman Brothers Holdings, Inc.	202,100	23,540,608
Merrill Lynch & Co., Inc.	303,400	18,613,590
Morgan Stanley	253,890	13,694,827
PNC Financial Services Corp.	60,900	3,533,418
Providian Financial Corp.(b)	304,400	5,381,792
R. R. Donnelley & Sons Co.	90,900	3,369,663
SEI Investments Co.	12,600	473,508
Washington Mutual, Inc.(b)	254,000	9,961,880

		252,772,576

Food & Beverage — 2.5%
Anheuser-Busch Cos, Inc.(b)	228,100	9,817,424
Archer-Daniels-Midland Co.	291,500	7,188,390
Campbell Soup Co.	48,500	1,442,875
Chiquita Brands International, Inc.	63,700	1,780,415
Coca-Cola Co.	267,700	11,561,963
Coca-Cola Enterprises, Inc.(b)	214,400	4,180,800
H.J. Heinz Co.	7,800	285,012
Kellogg Co.	16,300	751,919
Kraft Foods, Inc.(b)	69,800	2,135,182
Pepsi Bottling Group, Inc.(b)	232,900	6,649,295
PepsiCo, Inc.	148,720	8,433,911
Pilgrim’s Pride Corp.(b)	130,200	4,739,280
Sanderson Farms, Inc.	43,500	1,616,460
Smithfield Foods, Inc.(a)	80,100	2,377,368

SUPERVALU, Inc.	121,300	$3,774,856
The Kroger Co.(a)	318,500	6,557,915
Tyson Foods, Inc., (Class “A” Stock)	115,343	2,081,941
Whole Foods Market, Inc.	100,200	13,471,890

		88,846,896

Forest Products — 0.2%
Georgia-Pacific Corp.	96,700	3,293,602
Louisiana-Pacific Corp.	83,000	2,298,270

		5,591,872

Gas Pipelines — 0.2%
Sempra Energy	127,073	5,980,055

Healthcare — 0.6%
Advanced Neuromodulation Systems, Inc.(a)	21,400	1,015,644
Boston Scientific Corp.(a)(b)	48,700	1,138,119
Cytyc Corp.(a)	24,200	649,770
Genesis Healthcare Corp.(a)	19,200	774,144
United Surgical Partners International, Inc.(a)	47,850	1,871,414
UnitedHealth Group, Inc.	267,000	15,005,400

		20,454,491

Hospital Management — 1.1%
Caremark Rx, Inc.(a)	419,700	20,955,621
HCA, Inc.	162,200	7,772,624
Humana, Inc.(a)	47,500	2,274,300
Sierra Health Services, Inc.(a)(b)	28,000	1,928,360
Universal Health Services, Inc.,	24,100	1,147,883
WellPoint, Inc.(a)	47,700	3,616,614

		37,695,402

Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc.	158,800	10,004,400
Starbucks Corp.(a)	364,600	18,266,460

		28,270,860

Household & Personal Care Products — 0.6%
Kimberly-Clark Corp.(b)	317,600	18,906,728
USANA Health Sciences, Inc.(a)(b)	33,800	1,612,260

		20,518,988

Industrial Conglomerates — 0.0%
Textron, Inc.	17,700	1,269,444

Insurance — 3.6%
Allstate Corp.(b)	390,600	21,596,274
American Financial Group, Inc.	43,700	1,482,741
American International Group, Inc.(b)	364,835	22,605,177
Assurant, Inc.(b)	93,700	3,566,222
CIGNA Corp.	87,100	10,265,606
Genworth Financial, Inc. (Class “A” Stock)(b)	138,900	4,478,136
LandAmerica Financial Group, Inc.	26,000	1,680,900

Loews Corp.	4,300	$397,363
MBIA, Inc.(b)	147,200	8,923,264
MetLife, Inc.	246,200	12,268,146
MGIC Investment Corp.(b)	145,200	9,321,840
Odyssey Re Holdings Corp.(b)	400	10,216
PMI Group, Inc.	32,400	1,291,788
Principal Financial Group, Inc.(b)	149,400	7,077,078
Radian Group, Inc.	12,500	663,750
SAFECO Corp.	40,900	2,183,242
The Chubb Corp.	34,700	3,107,385
The Hartford Financial Services Group, Inc.(b)	106,000	8,180,020
The St. Paul Travelers Cos., Inc.	143,600	6,443,332
Torchmark Corp.	2,300	121,509
W.R. Berkley Corp.	15,200	600,096
XL Capital Ltd. (Class “A” Stock)	6,300	428,589

		126,692,674

Internet Software & Services — 0.1%
EarthLink, Inc.(a)(b)	116,100	1,242,270
Internet Security Systems, Inc.(a)	33,200	797,132
Overstock.com, Inc.(a)(b)	67,300	2,580,955

		4,620,357

Leisure — 0.2%
Brunswick Corp.(b)	74,100	2,795,793
Polaris Industries, Inc.	35,700	1,768,935
Sabre Holdings Corp. (Class “A” Stock)(b)	173,100	3,510,468

		8,075,196

Machinery — 0.3%
Danaher Corp.	48,200	2,594,606
Deere & Co.	141,200	8,641,440
Navistar International Corp.(a)	32,900	1,066,947

		12,302,993

Manufacturing — 0.1%
JAKKS Pacific, Inc.(a)(b)	38,000	616,740
Parker Hannifin Corp.	17,300	1,112,563
Thermo Electron Corp.(a)	92,600	2,861,340
Wellman, Inc.	30,000	189,900

		4,780,543

Media — 1.9%
Comcast Corp. (Class “A” Stock)(b)	856,182	25,154,627
Echostar Communications Corp. (Class “A” Stock)(a)	49,500	1,463,715
Entercom Communications Corp.(a)	26,700	843,453
Gannett Co., Inc.(b)	184,000	12,664,720
Harman International Industries, Inc.(b)	48,600	4,970,322
Knight-Ridder, Inc.(b)	47,600	2,793,168
Liberty Media Corp. (Class “A” Stock)(a)	590,900	4,756,745
Meredith Corp.	11,000	548,790
Scholastic Corp.(a)	2,400	88,704
Time Warner, Inc.	357,550	6,475,231
Walt Disney Co.	269,300	6,498,209

		66,257,684

Media & Entertainment — 0.7%
The DIRECTV Group, Inc.	44,400	$665,112
Viacom, Inc. (Class “B” Stock)	774,038	25,550,994

		26,216,106

Metal - Steel — 0.5%
Allegheny Technologies, Inc.(b)	98,400	3,048,432
Nucor Corp.	117,900	6,954,921
Reliance Steel & Aluminum Co.	20,900	1,106,237
United States Steel Corp.(b)	146,500	6,204,275

		17,313,865

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.(b)	104,900	5,097,091
Quanex Corp.	9,500	629,090

		5,726,181

Metals - Non Ferrous — 0.1%
Phelps Dodge Corp.	14,900	1,935,957

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	39,500	2,239,650

Office Equipment & Supplies — 0.2%
Herman Miller, Inc.	24,200	733,260
Pitney Bowes, Inc.	13,200	550,968
Xerox Corp.(a)	553,800	7,559,370

		8,843,598

Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	157,100	15,042,325
Apache Corp.	71,600	5,385,752
B.J. Services Co.	58,800	2,116,212
ChevronTexaco Corp.(b)	736,256	47,657,851
Conoco, Inc. (Class “B” Stock)	597,534	41,773,602
Devon Energy Corp.	147,124	10,098,591
Diamond Offshore Drilling, Inc.(b)	198,600	12,164,250
Energen Corp.	20,600	891,156
Exxon Mobil Corp.	1,366,316	86,815,719
Houston Exploration Co.(a)(b)	7,000	470,750
Marathon Oil Corp.(b)	72,700	5,011,211
Murphy Oil Corp.	40,400	2,014,748
Newfield Exploration Co.(a)	17,300	849,430
Noble Corp.	3,000	205,380
ONEOK, Inc.	56,900	1,935,738
Pogo Producing Co.	26,300	1,550,122
Schlumberger Ltd.	248,200	20,943,116
Tidewater, Inc.(b)	104,200	5,071,414
Transocean, Inc.(a)(b)	292,800	17,951,568
Unit Corp.(a)	45,700	2,526,296

		280,475,231

Pharmaceuticals — 0.7%
Wyeth	562,300	$26,017,621

Real Estate Investment Trust — 0.1%
American Home Mortgage Investment Corp.(b)	69,600	2,108,880
Annaly Mortgage Management, Inc.(a)(b)	3,600	46,620
Thornburg Mortgage, Inc.(b)	16,200	405,972

		2,561,472

Restaurants — 0.6%
Brinker International, Inc.(b)	71,300	2,678,028
CBRL Group, Inc.	14,200	477,972
CEC Entertainment, Inc.(a)(b)	44,850	1,424,436
Darden Restaurants, Inc.	143,200	4,348,984
Jack in the Box, Inc.(a)	51,600	1,543,356
McDonald’s Corp.	273,400	9,156,166
Yum! Brands, Inc.	24,500	1,186,045

		20,814,987

Retail — 3.4%
Albertson’s, Inc.(b)	137,200	3,519,180
American Eagle Outfitters, Inc.	73,500	1,729,455
Bed Bath & Beyond, Inc.(a)	229,500	9,221,310
BJ’s Wholesale Club, Inc.(a)(b)	78,400	2,179,520
Children’s Place Retail Stores, Inc.(a)	6,100	217,404
Costco Wholesale Corp.	16,700	719,603
Dollar General Corp.(b)	245,500	4,502,470
Federated Department Stores, Inc.	105,100	7,028,037
Home Depot, Inc.	523,450	19,964,383
J.C. Penney Co., Inc.	403,100	19,115,002
Jones Apparel Group, Inc.	113,500	3,234,750
MSC Industrial Direct Co.	8,100	268,677
Nordstrom, Inc.(b)	34,700	1,190,904
PETsMART, Inc.(b)	190,600	4,151,268
Rent-A-Center, Inc.(a)	10,300	198,893
Safeway, Inc.(b)	303,900	7,779,840
Select Comfort Corp.(a)(b)	40,000	799,200
Staples, Inc.	55,100	1,174,732
Target Corp.	91,600	4,756,788
Wal-Mart Stores, Inc.(b)	623,100	27,304,242
Walgreen Co.(b)	33,000	1,433,850
Yankee Candle Co., Inc.	24,700	605,150

		121,094,658

Road & Rail — 0.0%
Landstar System, Inc.	17,400	696,522

Semiconductors — 2.6%
Agere System, Inc.(a)	29,500	307,095
Cymer, Inc.(a)	81,700	2,558,844
Emulex Corp.(a)(b)	67,900	1,372,259
Intel Corp.	2,146,800	52,918,620
LSI Logic Corp.(a)	161,300	1,588,805
Micrel, Inc.(a)	157,300	1,766,479
National Semiconductor Corp.	115,400	3,035,020
QLogic Corp.(a)	5,800	198,360
Texas Instruments, Inc.	824,700	27,957,330

		91,702,812

Software — 0.1%
Cadence Design System, Inc.(a)	35,100	$567,216
Computer Associates International, Inc.	740	20,579
Red Hat, Inc.(a)(b)	45,400	962,026
SERENA Software, Inc.(a)	58,400	1,163,912

		2,713,733

Telecommunications — 3.8%
ADC Telecommunications, Inc.(a)(b)	20,200	461,772
ADTRAN, Inc.(b)	36,500	1,149,750
American Tower Corp. (Class “A” Stock)(a)	21,900	546,405
AT&T Corp.	640,300	12,677,940
Avocent Corp.(a)	16,900	534,716
BellSouth Corp.(b)	170,700	4,489,410
CenturyTel, Inc.(b)	164,600	5,757,708
Crown Castle International Corp.(a)	70,600	1,738,878
Harris Corp.(b)	105,400	4,405,720
Motorola, Inc.	1,160,900	25,644,281
QUALCOMM, Inc.	667,800	29,884,050
SBC Communications, Inc.(b)	322,450	7,729,127
Scientific-Atlanta, Inc.	170,400	6,391,704
Sptint Nextel Corp.	154,500	3,674,010
Tellabs, Inc.(a)	49,600	521,792
Verizon Communications, Inc.(b)	842,488	27,540,933

		133,148,196

Tobacco — 0.9%
Altria Group, Inc.	255,700	18,847,647
Reynolds American, Inc.(b)	131,000	10,875,620
UST, Inc.	24,900	1,042,314

		30,765,581

Trucking & Shipping — 1.2%
CNF, Inc.	36,700	1,926,750
CSX Corp.	4,500	209,160
FedEx Corp.	145,600	12,686,128
J.B. Hunt Transport Services, Inc.	152,900	2,906,629
OMI Corp.	19,500	348,465
Overseas Shipholding Group, Inc.	47,700	2,782,341
Ryder System, Inc.	25,200	862,344
Swift Transportation Co., Inc.(a)	135,700	2,401,890
United Parcel Service, Inc. (Class “B” Stock)	258,600	17,877,018
Yellow Roadway Corp.(a)	29,600	1,226,032

		43,226,757

Utilities - Electric — 1.9%
Alliant Energy Corp.	46,500	1,354,545
American Electric Power Co., Inc.(b)	294,500	11,691,650
Constellation Energy Group, Inc.	4,400	271,040
DTE Energy Co.	65,300	2,994,658
Duke Energy Corp.(b)	250,900	7,318,753
Edison International	34,400	1,626,432
Entergy Corp.	14,800	1,099,936
FirstEnergy Corp.	5,600	291,872

NiSource, Inc.	159,700	$3,872,725
Pepco Holdings, Inc.	36,700	854,009
Pinnacle West Capital Corp.	60,300	2,658,024
PPL Corp.	99,000	3,200,670
Progress Energy, Inc.(b)	78,400	3,508,400
TECO Energy, Inc.	18,900	340,578
TXU Corp.	198,500	22,406,680
Xcel Energy, Inc.	154,600	3,031,706

		66,521,678

Waste Management — 0.1%
Stericycle, Inc.(a)(b)	28,700	1,640,205
Waste Connections, Inc.(a)	28,100	985,748

		2,625,953

TOTAL COMMON STOCKS (cost $2,337,477,887)		2,556,213,420

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS — 23.1%
Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc.,
Notes, 144A	4.75%	08/15/10		Baa2	1,450	1,431,916
	5.20%	08/15/15	(b)	Baa2	1,060	1,045,414
Boeing Capital Corp.,
Sr. Notes	6.10%	03/01/11		A3	925	982,443
Goodrich Corp.,
Notes	7.625%	12/15/12		Baa3	970	1,112,682
Lockheed Martin Corp.,
Bonds	8.50%	12/01/29		Baa2	120	165,559
Northrop Grumman Corp.
Notes	7.125%	02/15/11		Baa2	3,500	3,867,990
Raytheon Co.,
Notes	4.50%	11/15/07		Baa3	177	175,982
	5.50%	11/15/12		Baa3	595	612,222
	6.55%	03/15/10		Baa3	870	925,315
	8.30%	03/01/10		Baa3	530	601,340

						10,920,863

Airlines — 0.0%
Continental Airlines, Inc.,
Pass-thru Certs.
	6.648%	09/15/17		Baa3	423	$409,366
Southwest Airlines Co.,
Notes
	6.50%	03/01/12		Baa1	1,005	1,067,660

						1,477,026

Asset Backed Securities — 0.9%
American Express Credit Account Master Trust,
Ser. 2004-4, Class C, 144A	4.238%	03/15/12	(h)	Baa2	1,170	1,166,344
Ser. 2004-C, Class C, 144A	4.268%	02/15/12	(h)	Baa2	1,091	1,093,729
Bank One Issuance Trust,
Ser. 2003-C1, Class C1	4.54%	09/15/10		Baa2	1,820	1,809,436
CDC Mortgage Capital Trust,
Ser. 2002-HE3, Class M1	4.93%	03/25/33		Aa2	1,261	1,274,935
Centex Home Equity,
Ser. 2005-A, Class M2	4.33%	01/25/35	(h)	Aa2	1,790	1,789,953
Chase Issuance Trust,
Ser. 2005-A4, Class A4	4.23%	01/15/13		Aaa	3,200	3,176,511
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3	4.45%	04/07/10		Baa2	1,300	1,288,896
Credit-Based Asset Servicing And Securitization,
Ser. 2005-CB6, Class A3	5.12%	10/25/35		Aaa	1,400	1,400,000
Equity One Abc, Inc.,
Ser. 2004-3, Class M1	5.70%	07/25/34		Aa2	1,280	1,290,126
First Franklin Mortgage Loan Trust,
Ser. 2005-FFH1, Class M2	4.35%	06/25/36	(h)	Aa2	1,450	1,453,580
Home Equity Asset Trust,
Ser. 2005-7, Class 2A4		01/25/36		Aaa	1,100	1,100,000
Household Home Equity Loan Trust,
Ser. 2005-2, Class M2	4.286%	01/20/35		Aa1	1,328	1,328,471
Household Mortgage Loan Trust,
Ser. 2003-HC2, Class M	4.396%	06/20/33	(h)	Aa2	553	553,634
Ser. 2004-HC1, Class M	4.296%	02/20/34	(h)	Aa2	449	449,512
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A	7.00%	02/15/12		Aaa	1,830	1,988,455
Ser. 2000-E, Class A	7.80%	10/15/12		Aaa	2,940	3,336,441

Morgan Stanley ABS Capital I,
Ser. 2004-NC3, Class M2	4.93%	03/25/34	(h)	A2	1,460	$1,478,778
Morgan Stanley Dean Witter Capital I,
Ser. 2002-NC4, Class M1	4.68%	09/25/32		Aaa	1,432	1,440,732
Prestige Auto Receivables Trust,
Ser. 2004-1, Class A2, 144A (cost $1,189,164; purchased 06/23/04)(j)	3.69%	06/15/11		Aaa	1,189	1,176,514
Residential Asset Mortgage Products, Inc.,
Ser. 2007-RS12, Class MII1	4.44%	12/25/34	(h)	Aa1	1,400	1,405,635
Saxon Asset Securities Trust,
Ser. 2005-2, Class M2	4.27%	10/25/35	(h)	Aa2	1,170	1,172,695
Structured Asset Securities Corp.,
Ser. 2005-RMS1, Class A3	4.13%	02/25/35		NR	1,100	1,101,109
WFS Financial Owner Trust,
Ser. 2004-4, Class D	3.58%	05/17/12		Baa2	1,127	1,109,960

						33,385,446

Automotive — 0.2%
Auburn Hills Trust, Debs.	12.375%	05/01/20		A3	510	769,630
DaimlerChrysler NA Holding Corp., Gtd. Notes	8.50%	01/18/31		A3	500	605,351
Equus Cayman Finance Ltd.,
Notes, 144A	5.50%	09/12/08	(k)	Baa3	315	317,232
Ford Motor Credit Co.,
Notes	6.625%	06/16/08	(b)	Baa3	1,430	1,397,649
	7.875%	06/15/10	(b)	Baa3	1,875	1,824,581
General Motors Acceptance Corp.,
Sr. Unsub. Notes	6.125%	01/22/08		Ba1	575	555,204
Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A	5.30%	12/19/08	(k)	Baa3	500	500,907
Nissan Motor Acceptance Corp.,
Notes, 144A	4.625%	03/08/10	(k)	Baa1	470	461,603

						6,432,157

Banking — 0.6%
Bank of America Corp.,
Sr. Unsec. Notes,	4.75%	08/01/15		Aa2	1,980	1,936,525

Bank One Corp.,
Sub. Notes	7.875%	08/01/10		A1	2,250	$2,541,479
Citigroup, Inc.,
Notes	5.625%	08/27/12		Aa2	2,800	2,910,611
	6.00%	10/31/33		Aa2	935	975,346
	6.625%	06/15/32		Aa2	515	580,643
Sub. Notes	5.00%	09/15/14		Aa2	454	451,549
Credit Suisse First Boston USA, Inc.,
Notes	5.125%	08/15/15		Aa3	1,160	1,155,840
First Union National Bank,
Sub. Notes	7.80%	08/18/10		Aa3	2,100	2,383,116
J.P. Morgan Chase & Co.,
Sr. Notes	5.25%	05/30/07		Aa3	210	212,469
	5.15%	10/01/15		A1	1,310	1,301,932
Sub. Notes	4.60%	01/17/11		Aa3	720	711,667
	6.50%	01/15/09		A1	1,100	1,156,414
Mizuho Finance Ltd., 144A, (Cayman Islands), Bank Gtd.
Notes	5.79%	04/15/14	(k) (b)	A2	815	848,907
Santander Central Hispano Issuances, Bank Gtd. Notes	7.625%	09/14/10		A1	695	783,553
Washington Mutual Bank,
	5.65%	08/15/14		A3	290	297,908
Wells Fargo & Co.,
Sub. Notes	5.125%	09/15/16		Aa2	210	210,703
Wells Fargo Bank ,
Sub. Notes	6.45%	02/01/11		Aa1	2,000	2,152,376

						20,611,038

Brokerage — 0.2%
Goldman Sachs Group, Inc.,
Notes	5.00%	10/01/14	(b)	Aa3	1,145	1,131,932
Lehman Brothers Holdings, Inc.,
Notes	6.625%	01/18/12		A1	1,670	1,816,653
Merrill Lynch & Co., Inc.,
Notes	4.25%	02/08/10		Aa3	1,170	1,143,793
	4.79%	08/04/10		Aa3	295	293,981
	5.00%	01/15/15		Aa3	620	616,639
Morgan Stanley,
Notes	5.30%	03/01/13		Aa3	845	853,415
Sub. Notes	4.75%,	04/01/14		A1	1,170	1,128,775

The Goldman Sachs Group, Inc.,
Sub. Notes	6.345%	02/15/34		A1	970	$1,010,671

						7,995,859

Building Materials & Construction — 0.1%
American Standard, Inc.(b)
Gtd. Notes	7.625%	02/15/10		Baa3	770	844,782
D.R. Horton, Inc.,
Sr. Notes	5.625%	09/15/14		Ba1	1,230	1,185,373
Hanson PLC,
Sr. Unsub.	7.875%	09/27/10		Baa1	1,000	1,120,907
The Ryland Group, Inc.,
Sr. Notes	5.375%	06/01/08		Baa3	440	442,082

						3,593,144

Cable — 0.2%
Comcast Corp.,
Class A	5.65%	06/15/35	(b)	Baa2	1,325	1,238,557
Continental Cablevision, Inc.,
Sr. Notes	8.30%	05/15/06		Baa2	4,000	4,091,692
Cox Communications, Inc.,(b)
Notes, Class A	6.75%	03/15/11		Baa3	950	1,013,996
	5.45%	12/15/14		Baa3	660	655,707

						6,999,952

Capital Goods — 0.3%
Caterpillar, Inc.,
Debs.	7.25%	09/15/09		A2	700	762,227
Cooper Cameron Corp.,
Sr. Notes	2.65%	04/15/07		Baa1	330	318,960
Erac Usa Finance Co.,
Gtd. Notes, 144A	7.35%	06/15/08	(k)	Baa1	1,950	2,066,965
Fedex Corp.,
Gtd. Notes	7.25%	02/15/11		Baa2	400	441,536
Notes	2.65%	04/01/07		Baa2	1,600	1,554,918
Honeywell International, Inc.,
Bonds	6.125%	11/01/11		A2	1,095	1,168,609
Hutchison Whampoa International Ltd.,
Gtd. Notes, 144A	5.45%	11/24/10	(k)	A3	825	840,309

Tyco International Group SA,
Gtd. Notes	6.00%	11/15/13		Baa3	1,265	$1,336,337
United Technologies Corp.,
Debs.	4.875%	05/01/15		A2	1,125	1,123,325
	8.875%	11/15/19		A2	460	628,349
Notes	6.35%	03/01/11		A2	825	886,591
Waste Management, Inc.,
Gtd. Notes	7.75%	05/15/32		Baa3	540	663,947

						11,792,073

Chemicals — 0.2%
Huntsman International LLC,
Gtd. Notes	9.875%	03/01/09		B2	1,750	1,848,438
IMC Global, Inc.,
Gtd. Notes, Ser. B	11.25%	06/01/11		Ba3	1,750	1,925,000
Lubrizol Corp.,
Sr. Notes	4.625%	10/01/09		Baa3	860	845,417
Lyondell Chemical Co.,
Gtd. Notes	9.50%	12/15/08		B1	2,150	2,252,125
Monsanto Co.,
Bonds, Ser. 1	5.50%	07/30/35		Baa1	500	480,142
The Dow Chemical Co.
Notes	5.97%	01/15/09	(b)	A3	390	405,849
	6.125%	02/01/11	(b)	A3	685	729,989

						8,486,960

Collateralized Mortgage Obligations — 0.3%
Banc of America Mortgage Securities,
Ser. 2005-A, Class 2A1	4.473%	02/25/35	(h)	Aaa	1,414	1,395,351
Ser. 2005-B, Class 2A1	4.410%	03/25/35	(h)	Aaa	1,430	1,408,602
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1	5.25%	09/25/19		Aaa	2,433	2,388,450
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1	5.00%	04/25/19		Aaa	745	743,809
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3	4.17%	02/25/34	(h)	Aaa	1,761	1,742,423

Washington Mutual Mortgage Pass-Through Certificates,
Ser. 2005-1, Class 3A (cost $809,460; purchased 02/14/05)(i)	5.00%	03/25/20		Aaa	801	$796,875

Washington Mutual,
Ser. 2002-AR15, Class A5	4.38%	12/25/32	(h)	Aaa	814	805,969

						9,281,479

Commercial Mortgage Backed Securities — 2.2%
Bank of America Commercial Mortgage, Inc.,
Ser. 2005-3, Class A-4	4.668%	07/10/43		Aaa	2,300	2,242,264
Ser. 2003-2, Class A3	4.873%	03/11/41	(h)	AAA(f)	2,500	2,486,751
Ser. 2004-2, Class A4	4.153%	11/10/38	(h)	Aaa	2,800	2,698,466
Bear Stearns Commercial Mortgage Securities,
Ser. 2004-T16, Class A-6	4.75%	02/13/46		NR	4,500	4,411,079
Ser. 2005-T18, Class AAB	4.823%	02/13/42	(h)	Aaa	1,775	1,759,737
Commercial Mortgage Pass-Through Certificate,
Ser. 2004-LB2A, Class X2, 144A	1.0435%	03/10/39	(h)	Aaa	13,816	497,902
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4	4.835%	07/15/36		Aaa	880	873,708
Ser. 2004-C4, Class A4	4.283%	10/15/39	(h)	Aaa	1,400	1,353,747
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B	7.62%	06/10/33		AAA(f)	2,710	2,999,168
General Electric Capital Commercial Mortgage Corp.,
Ser. 2004-C2, Class X2	0.841%	03/10/40		Aaa	25,797	638,288
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4	4.111%	07/05/35		Aaa	7,700	7,301,996
Ser. 2003-C2, Class A3	4.533%	01/05/36		Aaa	2,750	2,703,546
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class A5B	4.66%	07/15/42		Aaa	6,350	6,231,815
Ser. 2005-LDP2, Class A5B	4.918%	10/15/42		Aaa	2,500	2,485,950
Ser. 2004-C2, Class A3	5.384%	05/15/41	(h)	Aaa	5,100	5,191,150

J. P. Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2	7.371%	08/15/32		Aaa	8,250	$8,979,330
Ser. 2003-CB6, Class A2	5.255%	07/12/37		Aaa	2,100	2,136,940
KeyCorp.
Ser. 2000-C1, Class A2	7.727%	05/17/32		Aaa	9,000	9,907,385
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3	4.83%	11/15/27		Aaa	1,460	1,454,103
Ser. 2004-C6, Class A5	4.826%	08/15/29	(h)	Aaa	3,910	3,878,278
Ser. 2005-C5, Class A4	4.954%	08/15/30		NR	1,100	1,096,216
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3	4.615%	08/12/39		Aaa	2,000	1,958,904
Ser. 2004-MKB1, Class A3	4.892%	02/12/42		Aaa	3,200	3,184,071
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B	7.33%	12/10/32		AAA(f)	2,100	2,279,375

						78,750,169

Consumer Services — 0.1%
Cendant Corp.,
Sr. Notes	6.875%	08/15/06		Baa1	1,320	1,344,530
	6.25%	01/15/08		Baa	885	906,271

						2,250,801

Electric — 0.6%
Appalachian Power Co.,
Sr. Notes	4.40%	06/01/10		Baa2	620	606,845
Boston Edison Co.,
Debs	4.875%	04/15/14		A1	565	564,874
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2	5.70%	03/15/13		Baa2	740	767,285
Mtge. Bond, Ser. K2	6.95%	03/15/33		Baa2	590	699,188
Consumers Energy Co., First Mtge. Bonds, Ser. B	5.375%	04/15/13		Baa3	325	328,540
Dominion Resources, Inc.,
Sr. Notes	5.125%	12/15/09		Baa1	970	978,333
Duke Capital LLC,
Sr. Notes	4.331%	11/16/06		Baa3	700	696,380
	6.25%	02/15/13		Baa3	235	247,183
	8.00%	10/01/19		Baa3	215	261,057
El Paso Electric Co.,
Sr. Unsec. Notes	6.00%	05/15/35		Baa3	1,030	1,048,767

Empresa Nacional de Electricidad S.A. (Chile),	8.50%	04/01/09	Ba1	1,070	$1,177,258
Energy East Corp.,
Notes	6.75%	09/15/33	Baa2	630	715,238
FirstEnergy Corp.,
Notes	7.375%	11/15/31	Baa3	735	862,058
Florida Power & Light Co.,	5.95%	10/1/33	Aa3	610	649,972
Indiana Michigan Power Co.,
Sr. Notes	5.05%	11/15/14	Baa2	460	453,444
National Rural Utilities Cooperative Finance Corp.,
Notes	7.25%	03/01/12	A2	185	208,557
NiSource Finance Corp.,
Gtd. Notes	5.25%	09/15/17	Baa3	650	635,332
	5.45%	09/15/20	Baa3	1,400	1,369,466
	7.625%	11/15/05	Baa3	600	602,206
Oncor Electric Delivery Co.,
Debs.	6.375%	01/15/15	Baa1	345	372,448
Pacific Gas & Electric Co.,
First Mtge.	6.05%	03/01/34	Baa1	1,930	2,007,957
Pepco Holdings, Inc.,
Notes	5.50%	08/15/07	Baa2	565	572,076
PPL Electric Utilities Corp.,
Second Mtge.	6.25%	08/15/09	Baa1	1,500	1,576,044
Progress Energy, Inc.,
Sr. Notes	6.75%	03/01/06	Baa2	1,410	1,422,560
Southern California Edison Co., First Mtge.	4.65%	04/01/15	A3	470	456,720
TXU Electric Delivery Co.,
Debs.	7.00%	09/01/22	Baa2	475	532,073
Secured	7.25%	01/15/33	Baa1	250	295,116
Xcel Energy, Inc.,
Sr. Notes	3.40%	07/01/08	Baa1	605	583,787
	7.00%	12/01/10	Baa1	190	207,390

					20,898,154

Energy - Integrated — 0.1%
ConocoPhillips,
Notes	6.95%	04/15/29	A3	570	693,853
Marathon Oil Corp.,
Notes	6.125%	03/15/12	Baa1	765	816,656
Phillips Petroleum Co.	8.75%	05/25/10	A3	1,505	1,759,679

					3,270,188

Energy - Other — 0.4%
B.J. Services Co.,
Sr. Notes	7.00%	02/01/06		Baa2	4,000	$4,026,212
Devon Energy Corp.,
Sr. Notes	2.75%	08/01/06	(e)	Baa2	2,390	2,350,477
Halliburton Co.,
Notes	5.50%	10/15/10		Baa2	150	154,898
Kerr-McGee Corp.,
Gtd. Notes	5.875%	09/15/06		Ba3	930	939,744
Nexen, Inc.,
Notes	5.875%	03/10/35		Baa2	730	715,547
Occidental Petroleum Corp.,
Sr. Notes	6.75%	01/15/12		A3	735	815,587
Precision Drilling Corp. (Canada),
Notes	5.625%	06/01/14		Baa2	390	421,781
Talisman Energy, Inc.,
Notes	5.125%	05/15/15		Baa1	595	592,602
Union Oil Co.,
Gtd. Notes	7.35%	06/15/09		A1	650	708,804
Valero Energy Corp.,
Notes	7.50%	04/15/32		Baa3	145	175,017
Woodside Petroleum Ltd.,
Gtd. Notes, 144A	5.00%	11/15/13	(k)	Baa1	1,315	1,320,042

						12,220,711

Foods — 0.4%
Alberton’s, Inc.,
Debs.	7.45%	08/01/29		Baa3	175	150,956
Archer-Daniels-Midland Co.,
Debs.	8.125%	06/01/12		A2	300	353,109
Cadbury Schweppes US Finance,
Notes, 144A	3.875%	10/01/08	(k)	Baa2	810	790,230
Cargill, Inc.,
Notes, 144A	3.625%	03/04/09	(k)	A2	1,875	1,812,735

ConAgra Foods, Inc.,
Notes	7.875%	09/15/10		Baa1	650	$727,325
General Mills, Inc.,
Notes	5.125%	02/15/07		Baa2	350	351,832
Kellogg Co.,
Notes	6.60%	04/01/11		Baa1	1,875	2,031,458
Kraft Foods, Inc.,
Notes	4.625%	11/01/06		A3	2,700	2,700,940
	5.25%	06/01/07		A3	300	303,056
	5.625%	11/01/11		A3	850	878,235
PepsiAmericas, Inc.,
Notes	4.875%	01/15/15		Baa1	570	563,401
Safeway, Inc.
Notes	2.50%	11/01/05		Baa2	1,400	1,397,061
Sysco Corp.,
Sr. Notes	5.375%	09/21/35		A1	355	352,118
The Kroger Co.,
Gtd. Notes	6.75%	04/15/12		Baa3	45	48,325
	6.80%	04/01/11		Baa2	670	714,041
Tricon Global Restaurants
Sr. Notes	8.875%	04/15/11		Baa3	180	213,211
Tyson Foods, Inc.,
Notes	6.625%	10/17/05		Baa3	375	375,164
	8.25%	10/01/11		Baa3	95	109,693
Sr. Notes	7.25%	10/01/06		Baa3	405	415,408

						14,288,298

Gaming — 0.1%
Harrah’s Casinos Co., Inc.
Gtd. Notes	7.875%	12/15/05		Ba1	975	981,094
Harrah’s Operating Co., Inc.,
Gtd. Notes	5.50%	07/01/10		Baa3	625	630,904
Harrah’s Operating Co, Inc.,
Bonds, 144A	5.75%	10/01/17	(k)	Baa3	1,060	1,037,550
Mandalay Resorts Group,
Sr. Sub. Notes	9.375%	02/15/10		Ba3	10	11,025

						2,660,573

Health Care & Pharmaceutical — 0.3%
Anthem, Inc.	3.50%	09/01/07		Baa1	1,560	1,524,142

Bristol-Myers Squibb Co.,
Notes	5.75%	10/01/11		A1	555	$582,157
Genentech, Inc.,
Bonds, 144A	5.25%	07/15/35		A1	200	192,700
Notes, 144A	4.75%	07/15/15		A1	890	872,897
Glaxosmithkline Capital, Inc.,
Gtd. Notes	4.375%	04/15/14		Aa2	255	246,965
Merck & Co., Inc.,
Debs.	5.95%	12/01/28		Aa3	165	168,753
Pharmacia Corp.,
Debs.	6.50%	12/01/18		Aaa	240	273,134
	6.75%	12/15/27		Aaa	915	1,080,162
Schering-Plough Corp.	5.55%	12/01/13	(h)	Baa1	1,580	1,629,178
Wellpoint, Inc.,
Note	5.00%	12/15/14		Baa1	860	855,556
	5.95%	12/15/34		Baa1	785	818,410
Wyeth,
Notes	5.50%	03/15/13		Baa1	1,350	1,384,506
	6.45%	02/01/24		Baa1	475	521,417

						10,149,977

Insurance — 0.2%
American International Group, Inc.,	4.25%	05/15/13		Aa2	1,305	1,246,015
AXA (France),
Sub. Notes	8.60%	12/15/30		A3	155	204,057
Everest Reinsurance Holdings (Bermuda), Notes	5.40%	10/15/14		A3	615	608,385
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	7.00%	03/15/34	(k)	Baa3	720	712,077
Marsh & Mclennan Cos., Inc.,
Sr. Unsec. Notes,	5.15%	09/15/10		Baa2	265	263,283
MetLife, Inc.,	5.70%	06/15/35	(b)	A2	1,020	1,013,964
MetLife, Inc.,
Notes	6.125%	12/01/11		A2	335	356,147
Sr. Notes	6.375%	06/15/34		A2	70	76,160

The Allstate Corp.,
Sr. Notes	5.55%	05/09/35		A1	710	$685,171
W.R. Berkley Corp.,
Sr. Notes	5.60%	05/15/15		Baa2	555	554,552
	6.15%	08/15/19		Baa2	460	464,241
XL Capital Ltd.,
Sr. Notes	5.25%	09/15/14		A2	85	82,000

						6,266,052

Lodging — 0.2%
Carnival Corp.
Gtd. Notes	3.75%	11/15/07		A3	2,205	2,162,955
Host Marriott L.P.,	7.00%	08/15/12	(b)	Ba3	1,150	1,165,813
P&O Princess	7.30%	06/01/07		A3	260	270,161
Royal Caribbean Cruises Ltd.,
Sr. Notes	8.00%	05/15/10		Ba1	1,770	1,916,025

						5,514,954

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes	7.30%	10/15/06		Baa2	660	677,182
Chancellor Media Corp.
	8.00%	11/01/08		Baa3	575	619,142
Clear Channel Communications, Inc.,
Sr. Notes	7.65%	09/15/10		Baa3	250	271,364
News America, Inc.,
Gtd. Notes	7.625%	11/30/28	(b)	Baa3	1,050	1,207,131
Notes	5.30%	12/15/14		Baa3	1,380	1,377,040
Time Warner Cos., Inc.,
Debs.	7.25%	10/15/17	(b)	Baa1	790	897,900
Time Warner, Inc.,
Gtd. Notes	6.875%	05/01/12	(b)	Baa1	1,345	1,469,932
	7.70%	05/01/32		Baa1	680	805,068
Viacom, Inc.,
Gtd. Notes	7.875%	07/30/30		A3	370	432,727
Walt Disney Co.,
Sr. Notes	6.75%	03/30/06		Baa1	1,016	1,027,416
	5.375%	06/01/07		Baa1	225	227,508

						9,012,410

Metals — 0.0%
Alcan, Inc.,
Notes	5.20%	01/15/14		Baa1	105	$105,482
	5.00%	06/01/15		Baa1	600	590,046
	6.125%	12/15/33		Baa1	160	165,349

						860,877

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.,
	5.10%	06/01/33		Aa3	4,880	4,814,998

Non Captive Finance — 0.4%
Berkshire Hathaway Finance Corp.,
Gtd. Notes, 144A	4.75%	05/15/12	(k)	Aaa	830	820,644
Capital One Bank Corp.,
Notes	6.875%	02/01/06		Baa2	1,540	1,552,063
	6.50%	06/13/13		Baa3	20	21,455
Capital One Financial Corp.,
Notes	5.50%	06/01/15	(b)	Baa3	825	829,839
Capital One Financial Corp.,
Sr. Notes	5.25%	02/21/17		Baa3	305	297,620
CIT Group Co. (Canada),
Notes, 144A	5.20%	06/01/15		A2	1,210	1,200,845
CIT Group, Inc.,
Notes	4.25%	02/01/10		A2	400	390,556
Sr. Notes	5.50%	11/30/07		A2	990	1,006,444
Dow Jones CDX High Yield Trust,
Pass-Thru Certificates, 144A	6.75%	06/29/10		Ba3	2,035	2,000,659
	8.25%	06/29/10		B3	1,980	1,967,625
General Electric Capital Corp.,
Notes	6.125%	02/22/11		Aaa	3,230	3,425,673
	6.75%	03/15/32		Aaa	2,100	2,470,079
Household Finance Corp.,
Notes	4.75%	05/15/09		A1	640	638,225
	6.375%	10/15/11 -11/27/12		A1	945	1,011,574
	7.00%	05/15/12		A1	585	647,410
HSBC Finance Corp.,
Notes	5.00%	06/30/15	(b)	A1	840	826,129
	6.75%	05/15/11		A1	430	467,677

International Lease Finance Corp.,
Notes	3.50%	04/01/09		A1	580	$553,005
Residential Capital Corp.,
Notes, 144A	6.375%	06/30/10	(k)	Baa3	950	962,425

						21,089,947

Paper — 0.1%
MeadWestvaco Corp.,
Notes	2.75%	12/01/05		Baa2	1,010	1,006,917
Weyerhaeuser Co.,
Notes	7.375%	03/15/32	(b)	Baa2	730	825,790

						1,832,707

Pipelines & Other — 0.1%
Atmos Energy Corp.,
Notes	4.00%	10/15/09		Baa3	1,270	1,224,885
Duke Energy Field Services, Inc.,
Notes	7.875%	08/16/10		Baa2	1,110	1,248,013
Enbridige, Inc.,	4.90%	03/01/15		A3	500	487,913
Enterprise Products Operating LP,
Ser. B, Sr. Notes	4.00%	10/15/07		Baa3	780	764,402
Magellan Midstream Partners LP,
Unsub. Notes	5.65%	10/15/16		Ba1	610	617,479
Sempra Energy,
Sr. Notes	4.621%	05/17/07	(b)	Baa1	630	628,683

						4,971,375

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.	7.95%	08/15/30		Baa2	930	1,221,302
Norfolk Southern Corp.,
Bonds	7.80%	05/15/27		Baa1	18	22,803
Sr. Unsec. Notes	5.64%	05/17/29		Baa1	477	478,434
Union Pacific Corp.,
Notes	6.625%	02/01/08		Baa2	1,390	1,447,688

						3,170,227

Real Estate Investment Trust — 0.0%
EOP Operating LP,
Sr. Notes	5.125%	03/15/16		Baa1	600	$591,026
Post Apartment Homes LP,	5.45%	06/01/12		Baa3	435	428,127

						1,019,153

Retailers — 0.2%
Dayton Hudson Corp.,
Notes	7.50%	07/15/06		A2	1,150	1,173,005
Gap, Inc.	6.90%	09/15/07		Baa3	1,230	1,268,606
May Department Stores Co.,
Gtd. Notes	8.50%	06/01/19		Baa1	225	277,619
Notes	6.70%	07/15/34		Baa1	935	979,161
Target Corp.,
Notes	5.95%	05/15/06		A2	1,000	1,008,324
Wal-MartT Stores, Inc.,
Bonds	5.25%	09/01/35	(b)	Aa2	1,370	1,325,797

						6,032,512

Technology — 0.2%
Computer Associates International, Inc.,
Sr. Notes, 144A	4.75%	12/01/09	(k)	Ba1	1,175	1,152,812
Equifax, Inc.,
Notes	4.95%	11/01/07		Baa1	320	322,385
First Data Corp.,
Notes	4.85%	10/01/14		A1	540	534,181
International Business Machines Corp.,
Debs.	5.875%	11/29/32		A1	1,150	1,222,144
Jabil Circuit, Inc.,
Sr. Notes	5.875%	07/15/10		Baa3	770	788,726
Motorola, Inc.,
Notes	4.608%	11/16/07		Baa2	950	948,900
	7.625%	11/15/10		Baa2	120	135,810
Seagate Technology Holdings,	8.00%	05/15/09	(a)	Ba2	1,225	1,286,250

						6,391,208

Telecommunications — 0.8%
ALLTEL Ohio LP,
Gtd. Notes, 144A	8.00%	08/15/10		A2	680	$771,901
AT&T Wireless Services, Inc.,
Notes	8.125%	05/01/12		Baa2	640	750,512
Sr. Notes	7.35%	03/01/06		Baa2	1,756	1,776,391
	8.75%	03/01/31		Baa2	539	727,541
BellSouth Corp.,
Bonds	6.55%	06/15/34		A2	15	16,123
Notes	4.20%	09/15/09		A2	1,175	1,152,221
British Telecom PLC (United Kingdom),
Bonds	7.00%	05/23/07		Baa1	1,265	1,307,662
	8.875%	12/15/30		Baa1	210	284,851
CenturyTel, Inc.,
Sr. Notes	7.875%	08/15/12	(b)	Baa2	130	145,795
Cingular Wireless LLC,
Sr. Notes	7.125%	12/15/31		Baa2	505	583,269
Citizens Communications Co.,
Debs.	7.60%	06/01/06		Ba3	1,100	1,105,500
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes	8.75%	06/15/30		A3	610	787,522
France Telecom SA (France),
Notes	8.75%	03/01/31		A3	385	515,960
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Notes	8.00%	10/01/10		Baa1	1,720	1,950,693
Nextel Communications, Inc.,
Sr. Notes	5.95%	03/15/14		Baa2	1,160	1,187,454
SBC Communications, Inc.,
Bonds	6.45%	06/15/34		A2	115	121,557
Notes	4.125%	09/15/09		A2	1,070	1,043,024
Sprint Capital Corp.,
Gtd. Notes	6.875%	11/15/28		Baa2	2,195	2,424,764
	8.75%	03/15/32		Baa2	230	308,413
Telecom de Puerto Rico,
Gtd. Notes	6.65%	05/15/06		Baa1	2,700	2,732,103
	6.80%	05/15/09		Baa1	3,065	3,231,144
Telecom Italia Capital,
Gtd. Notes	5.25%	11/15/13		Baa2	320	317,731
Gtd. Notes, 144A	6.00%	09/30/34	(k)	Baa2	285	279,284
Telefonica Europe BV (Netherlands),
Gtd. Notes	7.75%	09/15/10		A3	1,150	1,296,411

Telus Corp.,
Notes	8.00%	06/01/11		Baa2	1,255	$1,435,774
US Cellular Corp.,
Sr. Notes,	6.70%	12/15/33		Baa2	470	479,015
Verizon Global Funding Corp.,
Bonds	5.85%	09/15/35		A2	315	309,786
Notes	7.75%	12/01/30		A2	105	127,919
Vondafone Group PLC (United Kingdom),
Notes	7.75%	02/15/10		A2	800	892,335

						28,062,655

Tobacco — 0.0%
Philip Morris Cos., Inc.,
Notes	7.65%	07/01/08	(b)	Baa2	590	630,347
	7.75%	01/15/27		Baa2	297	346,323

						976,670

Foreign Government Bonds — 0.4%
Financement Quebec	5.00%	10/25/12		A1	1,710	1,738,607
Korea Development Bank,
Notes	4.75%	07/20/09	(b)	A3	1,180	1,176,118
Pemex Project Funding Master Trust,
Gtd. Notes, 144A	9.50%	09/15/27	(k)	Baa1	2,200	2,898,500
Notes	7.875%	02/01/09		Baa1	1,750	1,894,375
	8.50%	02/15/08		Baa1	1,430	1,544,400
Petrobras International Finance Co.,
Sr. Notes	9.75%	07/06/11		Baa1	225	270,000
Quebec Province (Canada),
Debs.	5.75%	02/15/09		A1	500	518,726
Notes	4.60%	05/26/15		A1	735	723,274
Republic of Italy (Italy),	5.375%	06/15/33		Aa2	800	818,106
	6.00%	02/22/11		Aa2	390	416,238
Republic of Malaysia (Malaysia),
Bonds	7.50%	07/15/11		A3	300	340,354
Republic of South Africa (South Africa),	6.50%	06/02/14		Baa1	475	518,938
The Export-Import Bank of Korea,
Notes, 144A	4.125%	02/10/09	(b)(k)	A3	860	840,799
United Mexican States (Mexico),
Notes	7.50%	01/14/12	(b)	Baa1	1,500	1,683,000

						15,381,435

Mortgage Backed Securities — 6.8%
Federal Home Loan Mortgage Corp.,	4.50%	11/01/18 - 06/01/19			5,452	$5,343,219
	5.00%	07/01/19 - 05/01/34			15,163	15,050,759
	5.00%	TBA			10,000	9,859,380
	5.50%	12/01/33 - 06/01/34			13,328	13,336,726
	6.00%	03/01/32 - 12/01/33			4,622	4,710,382
	6.00%	TBA			5,000	5,085,940
	6.50%	05/01/14			693	716,318
	7.00%	04/01/31 - 11/01/33			7,661	8,005,803
Federal National Mortgage Assn.,
	4.00%	06/01/19			2,596	2,499,770
	4.50%	01/01/19 - 01/01/35			15,668	15,230,762
	4.50%	TBA			7,500	7,338,284
	4.997%	07/01/33	(h)		1,316	1,329,295
	5.00%	1/01/19 - 03/01/34			47,553	46,710,571
	5.00%	TBA			9,500	9,427,191
	5.50%	03/01/16 - 04/01/34			45,987	46,038,220
	5.50%	TBA			42,500	42,525,937
	6.00%	04/01/13 - 02/01/35			27,491	27,998,287
	6.00%	TBA			7,500	7,664,685
	6.50%	07/01/17 - 9/01/34			6,770	6,974,484
	7.00%	08/01/11 – 06/01/32			2,381	2,500,952
	7.50%	06/01/12 - 05/01/32			2,069	2,185,154
Government National Mortgage Assn.,
	5.50%	08/15/33 - 02/15/34			2,316	2,339,429
	6.00%	02/15/33 - 06/20/34			3,955	4,047,104
	6.50%	01/15/24 - 06/15/35			10,172	10,595,143
	8.00%	01/15/24 - 04/15/25			391	418,706

						297,932,501

Structured Notes — 0.1%
Dow Jones CDX High Yield Trust; Pass-Thru Certificates, 144A	6.75%	06/29/10		Ba3	2,035	2,000,659
	8.25%	06/29/10		B3	1,980	1,961,625

						3,962,284

U.S. Government Agency Obligations — 3.5%
Federal Farm Credit Bank,	4.125%	07/17/09			1,180	1,165,560
	4.375%	07/17/15			2,650	2,588,189
Federal Home Loan Bank
	3.75%	08/18/09			1,895	1,849,349
	4.25%	04/16/07			14,250	14,220,430
	4.50%	05/13/11			160	159,048
Federal Home Loan Mortgage Corp.	4.125%	10/18/10			4,580	4,496,598
Federal National Mortgage Assn.	3.875%	07/15/08			14,470	14,243,501
	4.125%	05/15/10			2,678	2,631,405
	4.25%	05/15/09 - 8/15/10			21,299	21,112,788
	5.25%	08/01/12			6,535	6,713,641
Tennessee Valley Authority,
	5.88%	04/01/36			990	1,124,817

						70,305,326

U.S. Government Obligation(i) — 2.0%
United States Treasury Bonds,	0.88%	04/15/10		1,941	$1,891,267
	5.375%	02/15/31	(b)	6,815	7,634,925
	6.00%	02/15/26		1,885	2,223,122
	6.25%	08/15/23		2,500	2,989,355
	6.875%	08/15/25		545	702,582
	8.125%	05/15/21	(b)	2,510	3,492,135
	8.875%	08/15/17		1,950	2,734,113
	9.00%	11/15/18	(b)	5,727	8,250,905
	9.125%	05/15/18		3,995	5,762,632
	Zero	05/15/19		6,005	3,207,000
United States Treasury Notes,	3.625%	04/30/07	(b)	5,305	5,260,236
	3.75%	05/15/08	(b)	4,090	4,046,225
	3.875%	09/15/10	(b)	12,176	12,003,818
	4.25%	08/15/15	(b)	1,172	1,160,989
	4.75%	05/15/14		130	133,930
	8.75%	05/15/20		630	909,267
	8.875%	02/15/19		2,060	2,951,030
	9.25%	02/15/16		2,492	3,485,782
United States Treasury Strips, I/O,	Zero	05/15/18		1,248	701,372

					69,540,685

TOTAL LONG-TERM BONDS (cost $819,605,651)					818,640,560

TOTAL LONG-TERM INVESTMENTS (cost $3,157,083,538)					2,556,996,295

SHORT-TERM INVESTMENTS — 24.4%
U.S. Government Obligations — 0.1%
United States Treasury Bills	3.63%	12/15/05		2,300	2,284,898

				Shares
Mutual Fund — 24.3%
Dryden Core Investment Fund - Taxable Money Market Series (includes $613,659,191 of cash collateral for securities lending) (cost $859,132,269) (c)(d)				859,132,269	859,132,269

TOTAL SHORT-TERM INVESTMENT (cost $861,416,097)					861,417,167

OUTSTANDING OPTIONS PURCHASED
Put Options
EDU6C , expiring 09/18/06 @ $95.25	49	$42,569
Fed Funds Cll, expiring 11/30/2005 @ $96.125	96	3,000

TOTAL OUTSTANDING OPTION PURCHASED (cost $93,092)		45,569

TOTAL INVESTMENT BEFORE OUSTANDING OPTIONS WRITTEN (cost $4,018,592,727)(m)		4,236,316,716

OUTSTANDING OPTIONS WRITTEN
Call Options
Nov. Fed Funds C, expiring 11/30/05 @ 96.25	59	(615)
Sep. ED C , expiring @95.00	49	(18,987)

TOTAL OUTSTANDING OPTION WRITTEN (premiums received $33,067)		(19,602)

TOTAL INVESTMENTS — 119.7% (cost $4,018,559,660)		4,236,297,114
LIABILITIES IN EXCESS OF OTHER
ASSETS(1) — (19.7)%		(695,152,850)

NET ASSETS — 100.0%		3,541,144,264

The following abbreviation are used in portfolio description:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

G.O.	General Obligation

I/O	Interest Only

NR	Not rated by Moody’s or Standard and Poor’s.

TBA	Securities purchased on a forward commitment basis.

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is 594,689,215; cash collateral of $613,659,191 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchase with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for TBA’s.

(f)	Standard & Poor’s rating.

(g)	Indicates a fair valued securities.

(h)	Indicates a variable rate security.

(i)	Security segregated as collateral for TBA’s.

(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,998,624. The aggregate value, $1,973,389 represents .06% Of the net assets.

(k)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers Unless otherwise noted 144A securities are deemed to be liquid.

(l)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial future as follows:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
112	Eurodollar	Dec. 05	$26,811,210	$26,772,200	$(39,010)
100	U.S. Treasury 5Yr. Notes	Dec. 05	10,757,292	10,685,938	(71,354)
661	U.S. Treasury 5Yr. Notes	Dec. 05	71,102,476	70,634,047	(468,429)
217	U.S. Treasury Bonds	Dec. 05	25,717,738	24,907,531	(264,207)

					(843,000)

Short Positions:
10	U.S. Treasury 10Yr. Notes	Dec. 05	1,112,957	1,099,219	13,738
191	U.S. Treasury 2Yr. Notes	Dec. 05	39,488,548	39,325,109	163,439

					177,177

					(665,823)

(m)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,033,156,988	$309,671,479	$106,511,751	$203,159,728

The difference between book basis and tax basis was attributable to deffered losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

GLOBAL PORTFOLIO

September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 97.5%
COMMON STOCKS
Austria 1.1%
Erste Bank der Oesterreichischen Sparkassen AG	87,600	$4,685,055
Raiffeisen International Bank-Holding AG, 144A(a)(e)	54,400	3,631,897

		8,316,952

France 5.7%
Sanofi-Aventis	87,200	7,205,096
Schneider Electric SA	144,700	11,425,744
Total SA	80,862	22,070,501
Veolia Environnement	91,700	3,869,463

		44,570,804

Republic of Germany 3.4%
Metro AG	202,700	9,990,658
RWE AG	150,400	9,941,710
Siemens AG	87,000	6,707,590

		26,639,958

Hong Kong 1.7%
Cheung Kong Holdings, Ltd.	429,100	4,845,619
Cosco Pacific, Ltd.	1,958,000	3,811,327
Esprit Holdings, Ltd.	286,500	2,142,098
Esprit Holdings, Ltd., 144A(e)	333,500	2,493,506

		13,292,550

Ireland 1.6%
Anglo Irish Bank Corp., PLC	922,400	12,560,293

Italy 0.7%
Eni SpA	176,286	5,235,295

Japan 14.2%
JFE Holdings, Inc.	361,800	11,760,412
Mitsubishi Corp.	605,000	11,937,985
Mitsubishi Estate Co., Ltd.	729,000	10,005,127
Mitsubishi Tokyo Financial (MUFG)	861	11,301,004
Mitsui & Co., Ltd.	837,000	10,477,246
Nistimatsuya Chain Co., Ltd.	248,800	9,029,739
Nissan Chemical Industries, Ltd.	861,000	10,792,838
Nissan Motor Co., Ltd.	1,024,200	11,692,770
Shizuoka Bank, Ltd. (The)	544,300	5,605,063
Sumitono Realty & Development Co., Ltd.	923,000	13,675,880
Suruga Bank Ltd.	366,000	4,030,127

		110,308,191

Netherlands 1.0%
TomTom NV, 144A(a)	179,000	$8,078,180

Spain 2.8%
Banco Bilbao Vizcaya Argentaria, S.A.	655,565	11,495,335
Telefonica SA	641,993	10,508,917

		22,004,252

Switzerland 6.4%
Holcim Ltd.-Registered	65,500	4,348,789
Novartis AG, ADR	229,500	11,704,500
Roche Holding AG, ADR	275,700	19,224,699
UBS AG-Registered	175,000	14,870,032

		50,148,020

United Kingdom 8.2%
BHP Billiton PLC	389,000	6,284,817
Cadbury Schweppes PLC	1,221,400	12,322,577
Kingfisher PLC	1,709,400	6,512,459
Royal Bank of Scotland Group PLC, 144A(e)	352,482	10,003,237
Tesco PLC	2,421,300	13,217,729
Vodafone Group PLC	3,062,254	7,966,743
WPP Group PLC	716,500	7,291,881

		63,599,443

United States 50.7%
Adobe Systems, Inc.	135,500	4,044,675
Alcon, Inc.	99,600	12,736,848
American Express Co.	191,800	11,016,992
American International Group, Inc.	111,700	6,920,932
Amgen, Inc.(a)	168,500	13,424,395
Apple Computer, Inc.(a)	179,000	9,596,190
AtheroGenics, Inc.(a)(b)	37,500	601,125
Charles Schwab Corp. (The)	597,100	8,616,153
Chico’s FAS, Inc.(a)(b)	131,500	4,839,200
Dell, Inc.(a)	88,800	3,036,960
E.I. du Pont de Nemours & Co.	100,200	3,924,834
Electronic Arts, Inc.(a)(b)	154,700	8,800,883
Eli Lilly & Co.	128,000	6,850,560
Federated Department Stores, Inc.	162,100	10,839,627
General Electric Co.	308,800	10,397,296
Gilead Sciences, Inc.(a)	77,150	3,761,834
Gillette Co. (The)	29,600	1,722,720
Google, Inc., (Class “A” Stock)(a)(b)	45,000	14,240,700
GTECH Holdings Corp.	128,900	4,132,534
Halliburton Co.	202,700	13,889,004
Honeywell International, Inc.	122,800	4,605,000
Keryx Biopharmaceuticals, Inc.(a)	53,600	844,736
Kroger Co. (The)(a)	492,200	10,134,398
Lehman Brothers Holdings, Inc.	62,100	7,233,408
Marvell Technology Group, Ltd.(a)	205,500	9,475,605
Mercury Interactive Corp.(a)(b)	75,900	3,005,640
Microsoft Corp.(b)	176,200	4,533,626
Monsanto Co.	140,800	8,835,200
Nexen, Inc.	292,700	13,950,082
PepsiCo, Inc.	194,300	11,018,753
Phelps Dodge Corp.	91,200	11,849,617
Praxair, Inc.	179,200	8,589,056

Procter & Gamble Co.(b)	172,500	$10,256,850
QUALCOMM, Inc.	127,800	5,719,050
Schlumberger, Ltd.	78,900	6,657,582
Sprint Nextel Corp.	303,957	7,228,104
St. Jude Medical, Inc.(a)	230,500	10,787,400
Suncor Energy, Inc.	259,700	15,719,641
Target Corp.	177,500	9,217,575
Texas Instruments, Inc.	320,900	10,878,510
TXU Corp.	130,000	14,674,400
Tyco International, Ltd.	369,400	10,287,790
UCBH Holdings, Inc.	229,300	4,200,776
UnitedHealth Group, Inc.	234,200	13,162,040
Waste Management, Inc.	406,800	11,638,548
WellPoint, Inc.(a)	84,700	6,421,954
Yahoo!, Inc.(a)(b)	287,600	9,732,384

		394,051,187

Total Long-Term Investments (cost $622,419,850)		758,805,125

SHORT-TERM INVESTMENTS — 6.4%
Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Fund (cost $49,760,004) (includes $37,357,037 of cash collateral received for securities on loan)(c)(d)	49,760,004	49,760,004

TOTAL INVESTMENTS — 103.9% (cost $672,179,854)(g)		808,565,129
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (3.9%)		(30,144,248)

TOTAL NET ASSETS 100.0%		$778,420,881

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of securities on loan. The aggregate market value of such securities is $36,449,142; cash collateral of $37,357,037 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(f)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Foreign Currency Contract	Contract Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Japanese Yen expiring 10/4/05	60,321	$532,820	$531,599	$(1,221)

(g)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$678,398,801	$137,699,750	$(7,533,422)	$130,166,328

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The industry classification of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2005 was as follows:

Commercial Banks	8.7%
Oil, Gas & Consumable Fuels	7.3
Short-Term Investments	6.4
Pharmaceuticals	5.8
Health Care Equipment & Supplies	5.5
Food & Staples Retailing	4.3
Chemicals	4.1
Capital Markets	3.9
Metals & Mining	3.8
Real Estate	3.7
Industrial Conglomerates	3.5
Specialty Retail	3.2
Internet Software & Services	3.1
Trading Companies & Distributors	2.9
Energy Equipment & Services	2.6
Software	2.6
Semiconductors & Semiconductor Equipment	2.6
Multiline Retail	2.6
Biotechnology	2.4
Wireless Telecommunication Services	2.0
Independent Power Producers & Energy Traders	1.9
Multi-Utilities	1.8
Computers & Peripherals	1.6
Food Products	1.6
Automobiles	1.5
Commercial Services & Supplies	1.5
Electrical Equipment	1.5
Diversified Telecommunication Services	1.5
Beverages	1.4
Consumer Finance	1.4
Household Products	1.3
Household Durables	1.0
Media	0.9
Insurance	0.9
Communications Equipment	0.7
Aerospace & Defense	0.6
Construction Materials	0.6
Hotels, Restaurants & Leisure	0.5
Transportation Infrastructure	0.5
Personal Products	0.2

103.9
Liabilities in excess of other assets	(3.9)

100.0%

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO

September 30, 2005 (Unaudited)

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000)	VALUE
LONG-TERM INVESTMENTS — 98.4%
Asset Backed Securities — 5.6%
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	$3,200	$3,477,080
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.15%	01/01/17	5,716	6,004,430
Small Business Administration
Participation Certificates, Series 1997-20G, Class 1	6.85%	07/01/17	1,726	1,808,311
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.00%	09/01/18	3,526	3,649,958
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.20%	10/01/16	6,320	6,624,123

				21,563,902

Collateralized Mortgage Obligations — 6.5%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,849,981
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,041,598
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,329,302
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,929,311
Federal National Mortgage Association, Series 1993-29, Class PH	6.50%	01/25/23	796	803,810
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,113,595
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,647,370
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,207,023
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(a)	4.17%	02/25/34	1,012	1,001,893

				24,923,883

Commercial Mortgage Backed Securities — 6.7%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	07/10/43	1,750	$1,728,088
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1, Class A1	7.64%	02/15/32	966	1,012,178
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,092,323
Bear Stearns Commercial Mortgage Securities, Inc., Series. 2005-PWR8, Class A4	4.674%	06/11/41	1,750	1,705,853
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A4	4.686%	07/15/37	1,750	1,706,969
First Union National Bank Commercial
Mortgage Trust, Series 2000-C1, Class A1 First Union National Bank Commercial	7.739%	05/17/32	745	771,124
Mortgage Trust, Series 2000-C2, Class A1 GS Mortgage Securities Corp. II,	6.94%	10/15/32	1,195	1,232,329
Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,660,228
KeyCorp, Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,302,462
Morgan Stanley Capital I, Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,365,915
Morgan Stanley Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	1,811	1,846,787

				25,424,256

Foreign Agencies — 0.4%
International Bank for Reconstruction	4.75%	02/15/35	1,670	1,641,336

Mortgage Backed Securities — 39.9%
Federal Home Loan Mortgage Corp.	5.00%	TBA	27,500	26,907,045
Federal Home Loan Mortgage Corp.	5.00%	06/01/33 - 05/01/34	13,708	13,440,321
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	870	885,199
Federal Home Loan Mortgage Corp.	6.00%	TBA	3,000	3,051,564
Federal Home Loan Mortgage Corp.	6.50%	06/01/08 - 09/01/32	1,791	1,847,434
Federal Home Loan Mortgage Corp.	7.00%	12/01/08 - 10/01/32	2,576	2,667,707
Federal National Mortgage Association(a)	4.085%	08/01/33	6,684	6,522,002
Federal National Mortgage Association(a)	4.272%	04/01/34	3,037	3,024,090
Federal National Mortgage Association(a)	4.44%	06/01/34	2,794	2,772,592
Federal National Mortgage Association(a)	4.884%	10/01/34	3,355	3,346,426
Federal National Mortgage Association	5.00%	08/01/18 - 03/01/34	16,402	16,265,887
Federal National Mortgage Association	5.00%	TBA	1,000	978,750
Federal National Mortgage Association	5.50%	04/01/17 - 09/01/35	22,432	22,468,235
Federal National Mortgage Association	5.50%	TBA	10,000	10,008,750
Federal National Mortgage Association	6.00%	11/01/14 - 01/01/35	6,813	6,940,950

Federal National Mortgage Association(a)	6.276%		03/01/11	1,610	$1,709,256
Federal National Mortgage Association	6.50%		11/01/09 - 10/01/32	6,881	7,091,374
Federal National Mortgage Association	7.00%		TBA	3,000	3,139,686
Federal National Mortgage Association	7.00%		02/01/12 - 11/01/33	2,575	2,694,221
Federal National Mortgage Association	7.50%		12/01/06 - 10/01/12	721	752,241
Federal National Mortgage Association	8.00%		10/01/23 - 02/01/26	81	86,912
Federal National Mortgage Association	9.00%		02/01/25	379	416,341
Government National Mortgage Association	5.00%		09/13/33 - 03/01/34	8,750	8,670,869
Government National Mortgage Association	6.50%		08/15/32	1,444	1,502,133
Government National Mortgage Association	7.00%		11/15/23 - 08/15/28	3,228	3,408,603
Government National Mortgage Association	7.50%		12/15/25 - 02/15/26	716	763,077
Government National Mortgage Association	8.50%		09/15/24 - 04/15/25	756	831,570

					152,193,235

Municipal Bonds — 0.9%
New Jersey Economic Development Authority State Pension Funding, Series B	5.06	%(d)	02/15/12	4,609	3,426,285

U.S. Government Agency Obligations — 29.9%
Federal Farm Credit Bank(b)	3.75%		01/15/09	13,250	12,959,600
Federal Farm Credit Bank	4.125%		07/17/09	3,110	3,071,943
Federal Home Loan Bank	4.125%		02/15/08	13,980	13,887,634
Federal Home Loan Bank (a)	7.507%		02/20/07	2,000	2,071,620
Federal Home Loan Bank	4.75%		08/13/10	10,755	10,847,600
Federal Home Loan Mortgage Corp.(c)	4.125%		10/18/10	8,840	8,679,024
Federal Home Loan Mortgage Corp.	4.375%		01/25/10	14,690	14,487,616
Federal Home Loan Mortgage Corp.(c)	4.375%		07/17/15	3,980	3,887,167
Federal National Mortgage Association	3.875%		07/15/08	21,780	21,439,078
Federal National Mortgage Association(c)	4.25%		08/15/10	9,840	9,712,493
FICO Strip Principal	Zero		05/11/18	4,000	2,189,092
Tennessee Valley Authority, Series B	4.375%		06/15/15	9,850	9,641,446
Tennessee Valley Authority	5.88%		04/01/36	1,090	1,238,435

					114,112,748

U.S. Government Securities — 8.5%
United States Treasury Bonds(c)	5.25%	11/15/28	4,200	$4,575,047
United States Treasury Bonds(c)	5.375%	02/15/31	750	840,234
United States Treasury Bonds(c)	5.50%	08/15/28	4,420	4,966,285
United States Treasury Bonds(c)	8.125%	05/15/21	840	1,168,683
United States Treasury Bonds	9.25%	02/15/16	745	1,042,098
United States Treasury Bonds(c)	13.25%	05/15/14	5,600	7,288,310
United States Treasury Inflation Index Notes	0.875%	04/15/10	1,664	1,621,948
United States Treasury Notes(c)	3.875%	09/15/10	9,155	9,025,540
United States Treasury Strips, P/O	Zero	05/15/19	3,295	1,759,711

				32,287,856

TOTAL LONG-TERM INVESTMENTS (cost $376,552,960)				375,573,501

SHORT-TERM INVESTMENTS — 27.3%
Money Market Mutual Fund — 27.3%
			Shares
Dryden Core Investment Fund - Taxable Money Market Series (cost $104,149,915; includes $49,843,310 of cash collateral received for securities on loan)(e)(f)			104,149,915	104,149,915

OUTSTANDING OPTIONS PURCHASED
			Contracts
Call Options
Fed Fund 30 Day expiring 11/30/05 @$96.125			85	2,657
90 Day Euro expiring 09/18/06 @$95.25			43	37,356

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $82,021)				40,013

TOTAL SHORT-TERM INVESTMENTS (cost $104,231,936)				104,189,928

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN— 125.7% (cost $480,784,896)(g)				479,763,429

OUTSTANDING OPTIONS WRITTEN
Call Options
Fed Fund 30 Day expiring 11/30/05 @$96.25	52	$(542)
90 Day Euro expiring 09/18/06 @$95.75	43	(16,662)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $29,053)		(17,204)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 125.7% (cost $480,755,843)		479,746,225

LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (25.7%)		(97,928,026)

TOTAL NET ASSETS — 100.0%		$381,818,199

The following abbreviations are used in portfolio descriptions:

TBA	Securities purchased on a forward commitment basis

P/O	Principle only

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.

(b)	Security segregated as collateral for futures contracts, options, swaps and TBAs.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $48,532,693; cash collateral of $49,843,310 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(d)	Represents yield to maturity as of September 30, 2005.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$481,325,719	$2,592,676	$(4,154,966)	$(1,562,290)

The difference between book and tax basis is attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized (depreciation) on financial futures and interest rate swaps as follows:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
99	Eurodollar Futures	Dec. 05	$23,699,063	$23,664,713	$(34,350)
213	U.S. Treasury Bonds	Dec. 05	24,871,910	24,448,406	(423,504)
Short Positions:
72	U.S. Treasury 5 Yr. Notes	Dec. 05	7,753,304	7,711,875	41,429
219	U.S. Treasury 10 Yr. Notes	Dec. 05	24,276,619	24,072,891	203,728
274	U.S. Treasury 2 Yr. Notes	Dec. 05	56,627,330	56,414,031	213,299

					$602

Interest rate swap agreements outstanding at September 30, 2005:

Counterparty (1)	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	5/19/2010	$1,537,500	4.247%	3 month LIBOR	$(24,483)
Morgan Stanley Capital Services, Inc.	7/8/2010	750,000	4.3075%	3 month LIBOR	(10,844)
Morgan Stanley Capital Services, Inc.	7/14/2010	5,750,000	4.348%	3 month LIBOR	(73,442)
Morgan Stanley Capital Services, Inc.	8/26/2010	1,955,000	4.487%	3 month LIBOR	(13,202)

					$ (121,971)

(1)	Portfolio pays the floating rate and receives the fixed rate.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO

September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount 000	Value
LONG-TERM INVESTMENTS — 95.7%
CORPORATE BONDS — 92.5%
Aerospace/Defense — 2.1%
Alliant Techsystems, Inc., Sr. Sub. Notes	8.50%	5/15/11	B2	$2,750	$2,894,375
Argo Tech Corp., Sr. Notes	9.25	6/01/11	B3	915	969,900
BE Aerospace, Inc., Sr. Sub Notes(b)	8.875	5/01/11	Caa2	3,485	3,659,250
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	8.00	3/01/08	Caa2	1,150	1,150,000
Esterline Technologies Corp., Sr. Sub Notes(b)	7.75	6/15/13	B1	4,500	4,747,500
K&F Acquisition, Inc., Gtd. Notes(b)	7.75	11/15/14	Caa1	2,600	2,626,000
K&F Industry, Inc., (cost $2,271,739, purchased 11/17/04)(g)	6.37	11/05/12	B2	2,272	2,283,098
L-3 Communications Corp., Sr. Sub. Notes	7.625	6/15/12	Ba3	7,000	7,350,000
Sequa Corp., Sr. Notes	8.875	4/01/08	B1	2,575	2,678,000
Standard Aero Holdings, Inc., Sr. Sub Notes 144A	8.25	9/01/14	Caa1	2,050	1,983,375
TransDigm, Inc.(b)	8.375	7/15/11	B3	2,300	2,409,250

					32,750,748

Airlines — 0.4%
AMR Corp., Deb. Notes	10.00	4/15/21	Caa2	1,695	991,575
AMR Corp., M.T.N.	10.40	3/15/11	Caa2	1,000	665,000
AMR Corp., M.T.N.	10.55	3/12/21	Caa2	1,425	776,625
AMR Corp., Notes	10.40	3/10/11	Caa2	1,000	665,000
Calair Capital Corp., Gtd. Notes	8.125	4/01/08	Caa2	1,978	1,562,621
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B(b)	6.748	3/15/17	Ba2	1,738	1,503,211
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	7.566	3/15/20	Ba2	501	435,566

					6,599,598

Automotive — 4.2%
ArvinMeritor, Inc., Notes(b)	8.75	3/01/12	Ba2	8,700	8,526,000
Delphi Automotive Systems Corp., Notes	6.55	6/15/06	Ca	790	580,650
Delphi Automotive Systems Corp., Notes(b)	6.50	5/01/09	Ca	1,225	845,250
Ford Motor Credit Co., Notes(b)	7.875	6/15/10	Baa3	15,440	15,024,817
General Motors Acceptance Corp., Notes(b)	6.125	9/15/06	Ba1	6,475	6,495,565

General Motors Acceptance Corp., Notes(b)	6.875		8/28/12	Ba1	9,300		$8,323,109
General Motors Acceptance Corp., Notes(b)	6.75		12/01/14	Ba1	1,575		1,370,004
Lear Corp., Gtd. Notes, Ser. B(b)	8.11		5/15/09	Ba2	2,765		2,749,851
Navistar International Corp., Sr. Notes(b)	7.50		6/15/11	Ba3	615		621,150
Navistar International Corp., Sr. Notes, Ser. B	9.375		6/01/06	Ba3	1,300		1,326,000
Tenneco Automotive, Inc., Gtd. Notes(b)	8.625		11/15/14	B3	3,025		3,047,688
The Goodyear Tire & Rubber Co., Sr. Notes 144A(b)	9.00		7/01/15	B3	2,825		2,782,625
TRW Automotive, Inc., Sr. Notes(b)	9.375		2/15/13	Ba3	4,594		4,984,490
TRW Automotive, Inc., Sr. Sub. Notes(b)	11.00		2/15/13	B1	975		1,099,313
Visteon Corp., Notes(b)	7.00		3/10/14	B3	5,810		5,040,175
Visteon Corp., Sr. Notes(b)	8.25		8/01/10	B3	4,625		4,393,750

							67,210,437

Banking — 0.4%
Halyk Savings Bank of Kazakhstan, Notes 144A (Kazakhstan)	8.125		10/07/09	Baa2	1,305		1,401,244
Kazkommerts International BV, Gtd. Notes 144A (Netherlands)	7.00		11/03/09	Baa2	1,685		1,741,869
Kazkommerts International BV, Gtd. Notes 144A (Netherlands)	8.50		4/16/13	Baa2	3,360		3,675,000

							6,818,113

Building Materials & Construction — 1.8%
Beazer Homes USA, Inc., Sr. Notes	8.625		5/15/11	Ba1	1,820		1,915,550
D.R. Horton, Inc., Gtd. Notes	8.00		2/01/09	Ba1	3,000		3,217,125
D.R. Horton, Inc., Sr. Notes	8.50		4/15/12	Ba1	3,250		3,508,170
Goodman Global Holdings Co., Inc., Sr. Notes 144A(i)	6.41		6/15/12	B3	2,010		1,964,775
K Hovnanian Enterprises, Inc., Gtd. Notes(b)	6.25		1/15/15	Ba1	3,500		3,282,244
KB HOME, Notes	6.375		8/15/11	Ba1	700		701,656
KB HOME, Sr. Sub. Notes	8.625		12/15/08	Ba2	2,800		2,976,243
KB HOME, Sr. Sub. Notes	9.50		2/15/11	Ba2	250		264,607
New Millenium Homes LLC, Sr. Notes (cost $2,820,194; purchased 09/25/00)(g)	0.00		12/31/07	NR	2,781		2,224,800
Nortek, Inc., Sr. Sub. Notes	8.50		9/01/14	Caa1	5,225		4,807,000
Toll Corp., Sr. Sub. Notes	8.25		2/01/11	Ba2	4,150		4,341,938

							29,204,108

Cable — 4.0%
AT&T Broadband Corp., Notes	8.375		3/15/13	Baa2	100	(j)	118
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany)(cost $3,863,565; purchased 06/29/00)(g)	11.00	(c)(k)	7/15/10	NR	7,000		630,000
Charter Communications Bank, (cost $7,918,700; purchased 12/03/04)(g)	6.19		4/07/10	B2	7,990		7,979,415
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	11.75	(k)	5/15/11	Ca	3,150		2,252,250
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	13.50	(k)	1/15/11	Ca	1,000		830,000
Charter Communications Holdings, Sr. Notes	10.00		5/15/11	Ca	5,109		3,704,025

Charter Communications Holdings, Sr. Notes	10.75		10/01/09	Ca	4,650	$4,092,000
Charter Communications Holdings, Sr. Notes 144A	11.00		10/01/15	Ca	3,577	3,487,575
Charter Communications Holdings, Sr. Notes	11.125		1/15/11	Ca	3,075	2,367,750
Charter Communications Holdings II, Sr. Notes	10.25		9/15/10	Caa1	3,725	3,818,125
Charter Communications Operating Charter, Sr. Notes 144A	8.375		4/30/14	B2	4,440	4,462,200
CSC Holdings, Inc., Sr. Debs.	7.625		7/15/18	B1	1,250	1,168,750
CSC Holdings, Inc., Sr. Notes	7.875		12/15/07	B1	3,775	3,878,813
CSC Holdings, Inc., Sr. Notes, Ser. B	8.125		7/15/09	B1	3,350	3,375,125
CSC Holdings, Inc., Sr. Notes, Ser. B	7.625		4/01/11	B1	425	417,563
Kabel Deutschland GMBH, Sr. Notes 144A (Germany)	10.625		7/01/14	B2	3,295	3,640,975
Rogers Cable, Inc., Gtd. Debs. (Canada)	11.00		12/01/15	B2	4,500	4,764,375
Rogers Cable, Inc., Sec’d. Notes(b)	6.75		3/15/15	Ba3	800	802,000
UPC Distribution Holdings Bank, (cost $5,000,000; purchased 11/22/04)(g)(i)	7.37		11/04/11	B1	5,000	5,060,000
Videotron Ltee, Gtd. Notes	6.875		1/15/14	Ba3	3,000	3,078,750
Videotron Ltee, Gtd. Notes 144A(b)	6.375		12/15/15	Ba3	3,450	3,424,125

						63,233,934

Capital Goods — 4.4%
ALH Finance LLC, Sr. Sub. Notes(b)	8.50		1/15/13	B3	2,000	1,890,000
Allied Waste of North America, Inc. 144A(b)	7.25		3/15/15	B2	900	886,500
Allied Waste of North America, Inc., Sr. Notes(b)	8.50		12/01/08	B2	8,200	8,548,499
Allied Waste of North America, Inc., Sr. Notes(b)	5.75		2/15/11	B2	5,320	4,960,900
Allied Waste of North America, Inc., Sr. Notes	7.875		4/15/13	B2	675	688,500
Blount, Inc., Sr. Sub Notes	8.875		8/01/12	B3	4,925	5,245,125
Case New Holland, Inc., Gtd. Notes 144A	9.25		8/01/11	Ba3	3,360	3,553,200
Columbus McKinnon Corp., Sr. Sub. Notes 144A	8.875		11/01/13	B3	2,610	2,636,100
Great Lakes Dredge & Dock Corp., Sr. Sub. Notes(b)	7.75		12/15/13	Caa3	1,310	1,201,925
Holt Group, Inc., Sr. Notes (cost $800,000; purchased 01/15/98)(g)	9.75	(c)	1/15/06	NR	800	2,000
Invensys PLC, Sr. Notes (United Kingdom) 144A	9.875		3/15/11	B3	2,270	2,255,813
Johnsondiversey, Inc., Gtd. Notes(b)	9.625		5/15/12	B3	725	723,188
Johnsondiversey, Inc., Sr. Disc. Notes, Zero Coupon (until 05/15/07)	10.67	(k)	5/15/13	Caa1	3,975	2,941,500
Manitowoc Co., Inc., Sr. Sub. Notes	10.50		8/01/12	B2	5,570	6,224,474
Mueller Group, Inc., Sr. Sub. Notes	10.00		5/01/12	Caa1	1,835	1,945,100
Rexnord Corp., Gtd. Notes	10.125		12/15/12	B3	3,575	3,914,625
Stena AB, Sr. Notes (Sweden)	7.50		11/01/13	Ba3	5,175	5,032,688
Stena AB, Sr. Notes (Sweden)(b)	9.625		12/01/12	Ba3	1,875	2,034,375
Terex Corp., Gtd. Notes 144A	7.375		1/15/14	Caa1	1,525	1,540,250
Terex Corp., Sr. Sub. Notes	9.25		7/15/11	Caa1	2,825	3,036,875
Terex Corp., Sr. Sub. Notes	10.375		4/01/11	Caa1	5,534	5,921,380
Trism, Inc., Gtd. Notes (cost $1,304,650; purchased 03/01/00)(c)(g)	12.00		2/15/49	NR	1,305	3,262

Tyco International Group SA, Notes (Luxembourg)	6.375	10/15/11	Baa3	790	$842,047
United Rentals North America, Inc., Gtd. Notes	6.50	2/15/12	B3	1,550	1,495,750
United Rentals North America, Inc., Gtd. Notes (b)	7.75	11/15/13	Caa1	3,150	3,039,750

					70,563,826

Chemicals — 7.7%
BCI Finance Corp., Sec’d. Notes 144A (i)	9.099	7/15/10	B3	4,125	4,166,250
Borden United States Finance Corp., Sr. Sec’d. Notes 144A (i)	8.349	7/15/10	B3	1,500	1,500,000
Borden United States Finance Corp., Sr. Sec’d. Notes 144A	9.00	7/15/14	B3	2,750	2,791,250
Equistar Chemicals LP, Gtd. Notes	10.125	9/01/08	B2	5,420	5,826,500
Equistar Chemicals LP, Sr. Notes	10.625	5/01/11	B2	2,185	2,381,650
Huntsman Advanced Materials LLC, Sr. Notes	11.00	7/15/10	Ba3	1,150	1,288,000
Huntsman ICI Chemical, Sr. Sub. Notes	10.125	7/01/09	B3	835	859,006
Huntsman International LLC, Gtd. Notes	9.875	3/01/09	B2	8,850	9,347,812
Huntsman International LLC, Gtd. Notes	11.625	10/15/10	Ba3	4,001	4,571,143
IMC Global, Inc., Debs. (cost $2,529,683 purchased 05/25/04)(b)(g)	6.875	7/15/07	B1	2,500	2,540,625
IMC Global, Inc., Gtd. Notes, Ser. B	10.875	6/01/08	Ba3	2,943	3,325,590
IMC Global, Inc., Gtd. Notes, Ser. B	11.25	6/01/11	Ba3	9,499	10,448,899
IMC Global, Inc., Gtd. Notes, Ser. B	11.25	6/01/11	Ba3	1,100	1,210,000
IMC Global, Inc., Sr. Notes, Ser. B	10.875	8/01/13	Ba3	2,000	2,360,000
ISP Chemco, Inc., Gtd. Notes, Ser. B	10.25	7/01/11	B1	5,685	6,132,694
Koppers, Inc., Gtd. Notes	9.875	10/15/13	B2	7,985	8,823,424
Lyondell Chemical Co., Gtd. Notes (b)	9.50	12/15/08	B1	8,000	8,380,000
Lyondell Chemical Co., Gtd. Notes	9.50	12/15/08	B1	2,750	2,880,625
Lyondell Chemical Co., Gtd. Notes (b)	10.50	6/01/13	B1	4,500	5,085,000
Lyondell Chemical Co., Sec’d. Notes, Ser. A	9.625	5/01/07	B1	6,000	6,300,000
Nalco Co., Sr. Notes	7.75	11/15/11	B2	2,450	2,505,125
Nalco Co., Sr. Sub. Notes (b)	8.875	11/15/13	Caa1	4,050	4,156,313
Nell AF SARL, Sr. Notes 144A (Luxembourg)(b)	8.375	8/15/15	B2	3,145	3,074,238
OM Group, Inc., Sr. Sub. Notes	9.25	12/15/11	Caa1	2,140	2,177,450
PQ Corp., Gtd. Notes144A (b)	7.50	2/15/13	B3	6,900	6,693,000
Rhodia SA, Sr. Notes (France) (b)	10.25	6/01/10	B3	2,245	2,374,088
Rhodia SA, Sr. Sub. Notes (France) (b)	8.875	6/01/11	Caa1	4,585	4,332,825
Rockwood Specialties, Inc., Sr. Sub. Notes	10.625	5/15/11	B3	2,633	2,869,970
Westlake Chemical Corp., Gtd. Notes	8.75	7/15/11	Ba2	3,500	3,771,250

					122,172,727

Consumer — 1.6%
Alderwoods Group, Inc., Sr. Notes 144A	7.75	9/15/12	B2	950	997,500
Coinmach Corp., Sr. Notes	9.00	2/01/10	B3	1,967	2,011,258
Levi Strauss & Co., Sr. Notes	12.25	12/15/12	Caa2	4,720	5,215,600
Mac-Gray Corp., Sr. Notes 144A	7.625	8/15/15	B1	2,950	3,009,000
Propex Fabrics, Inc., Gtd. Notes	10.00	12/01/12	Caa1	4,000	3,690,000
Rayovac Corp., Sr. Sub. Notes	8.50	10/01/13	B3	1,355	1,307,575

Service Corp. International, Debs.	7.875	2/01/13	Ba3	2,000	$2,120,000
Service Corp. International, Notes	6.00	12/15/05	Ba3	473	473,000
Service Corp. International, Notes (b)	6.50	3/15/08	Ba3	2,000	2,030,000
Service Corp. International, Sr. Notes 144A	7.00	6/15/17	Ba3	2,100	2,121,000
Simmons Bedding Co., Sr. Sub Notes (b)	7.875	1/15/14	Caa1	2,225	2,047,000

					25,021,933

Electric — 8.1%
AES Corp., Sec’d. Notes 144A	8.75	5/15/13	Ba3	3,195	3,498,525
AES Corp., Sr. Notes (b)	9.375	9/15/10	B1	9,200	10,142,999
AES Corp., Sr. Notes	9.50	6/01/09	B1	1,325	1,444,250
AES Eastern Energy LP, Ser. 99-A	9.00	1/02/17	Ba1	2,977	3,468,084
Allegheny Energy Supply Co., LLC, Notes 144A (b)	8.25	4/15/12	Ba3	3,660	4,117,500
Aquila, Inc., Sr. Notes	9.95	2/01/11	B2	4,090	4,591,025
Beaver Valley II Funding Corp., Debs.	9.00	6/01/17	Baa3	4,000	4,751,360
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	8.50	5/01/08	Caa3	2,500	1,493,750
Calpine Corp., Sr. Notes (b)	8.75	7/15/07	Caa3	4,375	2,712,500
Calpine Corp., Sr. Sec’d. Notes144A	8.75	7/15/13	Caa1	4,090	2,893,675
CMS Energy Corp., Sr. Notes	7.50	1/15/09	B1	3,290	3,446,275
CMS Energy Corp., Sr. Notes (b)	8.50	4/15/11	B1	1,910	2,124,875
CMS Energy Corp., Sr. Notes (b)	9.875	10/15/07	B1	4,725	5,138,438
Dynegy Holdings, Inc., Debs.	7.125	5/15/18	Caa2	675	624,375
Dynegy Holdings, Inc., Debs.	7.625	10/15/26	Caa2	1,425	1,318,125
Dynegy Holdings, Inc., Sr. Notes (b)	6.875	4/01/11	Caa2	1,210	1,182,775
Dynegy Holdings, Inc., Sr. Sec’d. Notes 144A	9.875	7/15/10	B3	390	425,100
Dynegy Holdings, Inc., Sr. Sec’d. Notes 144A (b)	10.125	7/15/13	B3	5,695	6,349,925
Edison Mission Energy, Sr. Notes	7.73	6/15/09	B1	6,140	6,477,700
Edison Mission Energy, Sr. Notes	9.875	4/15/11	B1	720	853,200
Empresa Nacional de Electricidad SA, Notes (Chile)	8.35	8/01/13	Ba1	4,415	5,025,656
Empresa Nacional de Electricidad SA, Notes (Chile)	8.625	8/01/15	Ba1	4,700	5,487,635
Homer City Funding LLC, Gtd. Notes	8.137	10/01/19	Ba2	1,560	1,762,800
Midland Funding II Corp., Debs.	13.25	7/23/06	Ba3	1,170	1,234,500
Midwest Generation LLC, Pass-thru Certs., Ser. A (cost $3,294,345; purchased 11/20/03-09/17/04)(g)	8.30	7/02/09	B1	3,225	3,394,313
Midwest Generation LLC, Pass-thru Certs., Ser. B	8.56	1/02/16	B1	1,249	1,373,810
Midwest Generation LLC, Sr. Sec’d. Notes	8.75	5/01/34	B1	4,625	5,151,094
Mirant Corp., Sr. Notes 144A (c)	7.40	7/15/49	NR	1,825	2,190,000
Mission Energy Holdings Co., Sr. Sec’d. Notes	13.50	7/15/08	B2	1,925	2,266,688
Nevada Power Co., Genl. Ref. Mort.	8.25	6/01/11	Ba1	1,675	1,859,250
Nevada Power Co., Notes	10.875	10/15/09	Ba1	172	190,060
Noteco Ltd., Notes (United Kingdom)(c)(i)	6.673	6/30/25	NR	308	695,329
NRG Energy, Inc. 144A	8.00	12/15/13	B2	5,927	6,312,255
Orion Power Holdings, Inc., Sr. Notes	12.00	5/01/10	B2	5,055	6,091,275
Reliant Energy, Inc., Sec. Notes	9.50	7/15/13	B1	6,110	6,751,549
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. B (cost $1,857,738; purchased 07/24/03)(g)	9.237	7/02/17	B1	1,791	2,006,907
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C	9.681	7/02/26	B1	250	266,275

Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	8.00	6/01/08	Ba1	1,505	$1,587,775
Sierra Pacific Resources, Inc., Sr. Notes	8.625	3/15/14	B1	1,530	1,686,443
TECO Energy, Inc., Sr. Notes (b)	7.50	6/15/10	Ba2	3,800	4,085,000
Texas Genco Holdings Bank (cost $648,035; purchased 12/10/04)(g)(i)	5.41	12/15/11	Ba2	648	651,376
Texas Genco Holdings Bank (cost $1,568,927; purchased 12/08/04)(g)(i)	5.444	12/15/11	Ba2	1,569	1,577,016
Utilicorp, Gtd. Notes (Canada)	7.75	6/15/11	B2	1,990	2,094,475
York Power Funding, Sr. Sec’d. Notes 144A (Cayman Islands) (cost $539,993; purchased 07/31/98)(c)(g)	12.00	10/30/07	D(h)	540	46,709

					130,842,646

Energy — Other — 3.6%
Chesapeake Energy Corp., Gtd. Notes (b)	7.75	1/15/15	Ba2	3,054	3,252,510
Chesapeake Energy Corp., Sr. Notes	6.25	1/15/18	Ba2	1,500	1,470,000
Chesapeake Energy Corp., Sr. Notes 144A	6.375	6/15/15	Ba2	3,950	3,969,750
Chesapeake Energy Corp., Sr. Notes	7.00	8/15/14	Ba2	2,350	2,467,500
Encore Acquisition Co., Sr. Sub. Notes	6.25	4/15/14	B2	1,500	1,492,500
Forest Oil Corp., Sr. Notes	8.00	6/15/08	Ba3	440	466,950
Hanover Equipment Trust, Sec’d. Notes, Ser. A (b)	8.50	9/01/08	B2	2,053	2,135,120
Hanover Equipment Trust, Sec’d. Notes, Ser. B	8.75	9/01/11	B2	3,445	3,660,313
Houston Exploration Co., Sr. Sub. Notes	7.00	6/15/13	B2	1,625	1,657,500
Magnum Hunter Resources, Sr. Notes	9.60	3/15/12	Ba3	341	369,985
Newfield Exploration Co., Sr. Sub. Notes	8.375	8/15/12	Ba3	6,235	6,733,800
Parker Drilling Co., Gtd. Notes, Ser. B	10.125	11/15/09	B2	428	445,120
Parker Drilling Co., Sr. Notes (b)	9.625	10/01/13	B2	1,480	1,683,500
Parker Drilling Co., Sr. Notes 144A	9.625	10/01/13	B2	2,550	2,900,625
Pogo Producing Co., Notes 144A	6.875	10/01/17	Ba3	2,475	2,509,031
Premcor Refining Group, Inc., Gtd. Notes	6.75	5/01/14	Baa3	1,635	1,741,275
Premcor Refining Group, Inc., Sr. Notes	6.75	2/01/11	Baa3	1,600	1,712,000
Premcor Refining Group, Inc., Sr. Notes	7.50	6/15/15	Baa3	675	722,250
Premcor Refining Group, Inc., Sr. Notes	9.50	2/01/13	Baa3	3,055	3,444,513
Pride International, Inc., Sr. Notes	7.375	7/15/14	Ba2	2,000	2,172,500
Stone Energy Corp., Sr. Sub. Notes	8.25	12/15/11	B2	6,875	7,218,749
Vintage Petroleum, Inc., Sr. Sub. Notes	7.875	5/15/11	B1	4,800	5,016,000

					57,241,491

Foods — 1.7%
Agrilink Foods, Inc., Sr. Gtd. Notes(cost $439,499; purchased 04/11/00)(g)	11.875	11/01/08	B3	465	475,463
Ahold Finance USA, Inc., Notes	8.25	7/15/10	Ba2	1,120	1,220,800
Del Monte Corp., Sr. Sub. Notes	8.625	12/15/12	B2	2,700	2,902,499
Delhaize America, Inc., Gtd. Notes (b)	8.125	4/15/11	Ba1	3,400	3,684,960

Dole Food Co., Inc., Sr. Notes	7.25	6/15/10	B2	1,760	$1,751,200
Dole Food Co., Inc., Sr. Notes (b)	8.625	5/01/09	B2	1,833	1,915,485
Dole Food Co., Inc., Sr. Notes	8.875	3/15/11	B2	760	788,500
Dominos, Inc., Sr. Sub. Notes	8.25	7/01/11	B2	1,276	1,339,800
National Beef Packing Co., Sr. Notes	10.50	8/01/11	B3	2,075	2,152,813
Pathmark Stores, Inc., Gtd. Notes	8.75	2/01/12	Caa1	2,975	2,863,438
Smithfield Foods, Inc., Notes (b)	7.75	5/15/13	Ba2	900	945,000
Smithfield Foods, Inc., Sr. Notes	7.00	8/01/11	Ba2	2,770	2,825,400
Smithfield Foods, Inc., Sr. Notes	8.00	10/15/09	Ba2	2,040	2,157,300
Stater Brothers Holdings, Inc., Sr. Notes (b)	8.125	6/15/12	B1	1,265	1,249,188

					26,271,846

Foreign Agencies — 0.4%
Gazprom OAO, Notes 144A	9.625	3/01/13	BB-(h)	3,750	4,654,688
Gazprom OAO, Sec’d. Notes (Russia)	10.50	10/21/09	BB-(h)	1,720	2,039,920

					6,694,608

Gaming — 5.2%
Aztar Corp., Sr. Sub. Notes (b)	7.875	6/15/14	Ba3	3,575	3,735,875
Boyd Gaming Corp., Sr. Sub. Notes (b)	6.75	4/15/14	B1	1,875	1,882,031
Boyd Gaming Corp., Sr. Sub. Notes	8.75	4/15/12	B1	1,500	1,616,250
CCM Merger, Inc., Notes 144A (b)	8.00	8/01/13	B3	2,590	2,612,663
Isle of Capri Casinos, Inc., Sr. Sub. Notes	7.00	3/01/14	B2	1,375	1,318,281
Isle of Capri Casinos, Inc., Sr. Sub. Notes	9.00	3/15/12	B2	1,430	1,515,800
Mandalay Resort Group, Sr. Notes	9.50	8/01/08	Ba2	1,950	2,130,375
Mandalay Resorts Group, Sr. Sub. Notes	9.375	2/15/10	Ba3	70	76,919
MGM Mirage, Inc., Gtd. Notes	6.00	10/01/09	Ba2	10,670	10,536,624
MGM Grand, Inc., Gtd. Notes	9.75	6/01/07	Ba3	9,051	9,639,315
MGM Mirage, Inc., Sr. Notes	6.45	2/01/06	Ba2	1,220	1,224,575
MGM Mirage, Inc., Sr. Notes 144A (b)	6.625	7/15/15	Ba2	9,020	8,918,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	6.375	7/15/09	Ba3	1,400	1,400,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	7.125	8/15/14	Ba3	600	621,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	8.00	4/01/12	Ba3	2,845	3,001,475
Park Place Entertainment Corp., Sr. Sub. Notes	7.875	12/15/05	Ba1	3,500	3,521,875
Park Place Entertainment Corp., Sr. Sub. Notes	8.125	5/15/11	Ba1	3,230	3,597,413
Park Place Entertainment Corp., Sr. Sub Notes	9.375	2/15/07	Ba1	355	374,525
Penn National Gaming, Inc., Sr. Sub. Notes	6.75	3/01/15	B3	1,400	1,372,000
Seneca Gaming Corp., Sr. Notes 144A	7.25	5/01/12	B1	5,375	5,509,375
Station Casinos, Inc., Sr. Notes (b)	6.00	4/01/12	Ba2	3,250	3,245,938
Station Casinos, Inc., Sr. Sub. Notes 144A	6.875	3/01/16	Ba3	2,600	2,635,750
Trump Entertainment Resorts, Inc., Sec’d. Notes	8.50	6/01/15	Caa1	6,215	5,997,475
Wynn Las Vegas LLC, 1st Mortgage Bond 144A	6.625	12/01/14	B2	5,700	5,450,625

					81,934,684

Health Care & Pharmaceutical — 8.8%
Accellent Corp., Gtd. Notes, Ser. B 144A	10.00	7/15/12	Caa1	4,960	$5,381,600
Alliance Imaging, Inc., Sr. Sub. Notes (b)	7.25	12/15/12	B3	1,175	1,075,125
Columbia/HCA Healthcare Corp., Debs.	7.50	12/15/23	Ba2	600	595,846
Columbia/HCA Healthcare Corp., M.T.N. (b)	8.70	2/10/10	Ba2	1,800	1,965,807
Columbia/HCA Healthcare Corp., M.T.N.	8.85	1/01/07	Ba2	259	269,454
Columbia/HCA Healthcare Corp., Notes	9.00	12/15/14	Ba2	4,100	4,730,338
Columbia/HCA Healthcare Corp., Sr. Notes	8.36	4/15/24	Ba2	2,000	2,145,760
Concentra Operating Corp., Gtd. Notes	9.125	6/01/12	B3	3,625	3,770,000
Concentra Operating Corp., Gtd. Notes	9.50	8/15/10	B3	200	209,500
Coventry Health Care, Inc., Sr. Notes	8.125	2/15/12	Ba1	2,675	2,889,000
Elan Finance PLC, Sr. Notes 144A (Ireland)(b)	7.75	11/15/11	B3	2,075	1,826,000
HCA, Inc., Notes	5.25	11/06/08	Ba2	2,000	1,964,854
HCA, Inc., Notes	5.50	12/01/09	Ba2	5,000	4,897,330
HCA, Inc., Notes (b)	6.375	1/15/15	Ba2	4,000	3,957,404
HCA, Inc., Notes	7.125	6/01/06	Ba2	3,830	3,879,388
HCA, Inc., Notes	8.75	9/01/10	Ba2	2,200	2,429,680
HEALTHSOUTH Corp., Notes (b)	7.625	6/01/12	NR	8,360	7,816,600
HEALTHSOUTH Corp., Sr. Notes (c)	7.375	10/01/06	NR	750	744,375
HEALTHSOUTH Corp., Sr. Notes (c)	8.50	2/01/08	NR	3,600	3,510,000
Iasis Healthcare LLC, Sr. Sub. Notes	8.75	6/15/14	B3	1,400	1,452,500
Inverness Medical Innovations, Inc., Sr. Sub. Notes (b)	8.75	2/15/12	Caa3	2,655	2,694,825
Magellan Health Services, Inc., Sr. Notes, Ser. A	9.375	11/15/08	B3	11,764	12,367,157
Medco Health Solutions, Inc., Sr. Notes	7.25	8/15/13	Ba1	3,855	4,248,557
MedQuest, Inc., Sr. Sub. Notes	11.875	8/15/12	Caa1	5,190	5,475,450
OMEGA Healthcare Investors, Inc., Notes	6.95	8/01/07	B1	6,000	6,060,000
Omnicare, Inc., Sr. Sub. Notes	6.125	6/01/13	Ba2	2,500	2,450,000
Res-Care, Inc., Sr. Notes 144A	7.75	10/15/13	B1	4,800	4,824,000
Res-Care, Inc., Sr. Notes	10.625	11/15/08	B1	6,650	7,049,000
Select Medical Corp., Sr. Sub. Notes 144A	7.625	2/01/15	B3	1,800	1,723,500
Senior Housing Properties Trust, Sr. Notes	7.875	4/15/15	Ba2	2,000	2,130,000
Senior Housing Properties Trust, Sr. Notes	8.625	1/15/12	Ba2	2,730	3,037,125
Tenet Healthcare Corp., Sr. Notes	6.375	12/01/11	B3	810	755,325
Tenet Healthcare Corp., Sr. Notes (b)	6.50	6/01/12	B3	2,060	1,920,950
Tenet Healthcare Corp., Sr. Notes 144A (b)	9.25	2/01/15	B3	4,390	4,433,900
Vanguard Health Holding Co. II, Sr. Sub. Notes (b)	9.00	10/01/14	Caa1	4,000	4,260,000
Ventas Realty LP, Sr. Notes 144A	7.125	6/01/15	Ba3	4,500	4,657,500
Ventas Realty LP, Sr. Notes	8.75	5/01/09	Ba3	2,000	2,140,000
Ventas Realty LP, Sr. Notes	9.00	5/01/12	Ba3	4,148	4,707,980
Warner Chilcott Corp., Gtd. Notes 144A	8.75	2/01/15	Caa1	10,675	10,248,000

					140,693,830

Lodging — 3.8%
Felcor Lodging LP, Gtd. Notes (b)	9.00	6/01/11	B1	6,275	$6,824,062
Felcor Lodging LP, Sr. Notes (i)	7.78	6/01/11	B1	1,875	1,954,688
Felcor Suites LP, Gtd. Notes (b)	7.625	10/01/07	B1	950	976,125
Gaylord Entertainment Co., Sr. Notes	8.00	11/15/13	B3	2,000	2,100,000
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	7.875	8/01/08	Ba3	632	639,900
Host Marriott LP, Sr. Notes (b)	7.00	8/15/12	Ba3	8,150	8,262,062
Host Marriott LP, Sr. Notes (b)	7.125	11/01/13	Ba3	3,890	3,972,663
Host Marriott LP, Sr. Notes	9.50	1/15/07	Ba3	6,350	6,643,687
ITT Corp., Debs	6.75	11/15/05	Ba1	3,030	3,033,788
La Quinta Properties, Inc., Sr. Notes	7.00	8/15/12	Ba3	1,775	1,823,813
La Quinta Properties, Inc., Sr. Notes	8.875	3/15/11	Ba3	3,725	3,985,750
Royal Caribbean Cruises Ltd., Debs.(Liberia)	7.50	10/15/27	Ba1	1,050	1,118,250
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	6.875	12/01/13	Ba1	6,275	6,510,312
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	8.75	2/02/11	Ba1	1,150	1,290,875
Starwood Hotels & Resorts Worldwide, Inc., Debs	7.375	11/15/15	Ba1	2,850	3,092,250
Starwood Hotels & Resorts Worldwide, Inc., Notes	7.375	5/01/07	Ba1	5,900	6,084,375
Starwood Hotels & Resorts Worldwide, Inc., Notes	7.875	5/01/12	Ba1	2,235	2,436,150

					60,748,750

Media & Entertainment — 6.1%
AMC Entertainment, Inc., Gtd. Notes	8.625	8/15/12	B2	2,125	2,135,625
AMC Entertainment, Inc., Sr. Sub. Notes	8.00	3/01/14	B3	675	594,000
CanWest Media, Inc., Sr. Notes (Canada)	7.625	4/15/13	Ba3	1,500	1,633,125
Cinemark USA, Inc., Sr. Sub. Notes	9.00	2/01/13	B3	850	877,625
Dex Media East LLC, Sr. Sub. Notes (b)	12.125	11/15/12	B2	7,298	8,538,659
Dex Media, Inc., Notes	8.00	11/15/13	B3	2,825	2,902,688
Dex Media West LLC, Sr. Sub. Notes (b)	9.875	8/15/13	B2	7,725	8,526,468
DirecTV Holdings LLC, Sr. Notes 144A	6.375	6/15/15	Ba2	2,777	2,756,173
Echostar DBS Corp., Gtd. Notes	6.625	10/01/14	Ba3	2,800	2,772,000
Echostar DBS Corp., Sr. Notes	9.125	1/15/09	Ba3	3,371	3,547,978
Entercom Radio LLC, Gtd. Notes	7.625	3/01/14	Ba2	1,005	1,037,663
Gray Television, Inc., Sr. Sub. Notes	9.25	12/15/11	Ba3	4,605	4,984,913
Intelsat Bermuda Ltd., Sr. Notes 144A	8.25	1/15/13	B2	7,610	7,657,562
Intrawest Corp., Sr. Notes	7.50	10/15/13	B1	2,250	2,303,438
Medianews Group, Inc., Sr. Sub. Notes 144A	6.375	4/01/14	B2	2,375	2,280,000
Medianews Group, Inc., Sr. Sub. Notes	6.875	10/01/13	B2	1,375	1,364,688
Morris Publishing Group LLC, Gtd. Notes	7.00	8/01/13	Ba3	1,050	1,039,500
New Skies Satellites NV, (Netherlands) (cost $621,087; purchased 11/01/04)(g)	7.03	4/26/11	B1	621	628,407
New Skies Satellites NV, Sr. Notes 144A (Netherlands)(i)	8.539	11/01/11	B3	1,325	1,364,750
New Skies Satellites NV, Sr. Sub. Notes 144A (Netherlands)	9.125	11/01/12	Caa1	1,425	1,474,875
PRIMEDIA, Inc., Sr. Notes (i)	9.165	5/15/10	B2	2,145	2,262,975
PRIMEDIA, Inc., Sr. Notes	8.875	5/15/11	B2	2,000	2,095,000

Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)(Canada)	13.75	(k)	7/15/11	B2	5,625	$5,716,405
Quebecor Media, Inc., Sr. Notes (Canada)	11.125		7/15/11	B2	4,700	5,134,749
R.H. Donnelley Finance Corp., Gtd. Notes	10.875		12/15/12	B2	800	898,000
R.H. Donnelley Finance Corp., Sr. Sub. Notes 144A	10.875		12/15/12	B2	2,995	3,361,888
Rainbow National Services LLC, Sr. Notes 144A	8.75		9/01/12	B3	2,000	2,132,500
Sinclair Broadcast Group, Inc., Gtd. Notes	8.75		12/15/11	B2	2,500	2,625,000
Six Flags, Inc., Sr. Notes	9.625		6/01/14	Caa1	1,845	1,817,325
Susquehanna Media Co., Sr. Sub. Notes	7.375		4/15/13	B1	900	939,375
Universal City Florida Holding Company I, Sr. Notes(b)	8.375		5/01/10	B3	4,050	4,201,875
Vail Resorts, Inc., Sr. Sub. Notes	6.75		2/15/14	B2	2,295	2,289,263
Vertis, Inc., Gtd. Notes, Ser. B(b)	10.875		6/15/09	Caa1	900	884,250
Vertis, Inc., Sec’d. Notes	9.75		4/01/09	B3	3,765	3,887,363

						96,666,105

Metals — 3.9%
AK Steel Corp., Notes	7.75		6/15/12	B1	2,032	1,874,520
AK Steel Corp., Sr. Notes(b)	7.875		2/15/09	B1	3,477	3,372,690
Arch Western Finance LLC, Sr. Notes	6.75		7/01/13	Ba3	5,635	5,747,700
Century Aluminum Co., Gtd. Notes	7.50		8/15/14	B1	4,800	4,944,000
Chaparral Steel Co., Sr. Unsec’d. Notes 144A	10.00		7/15/13	B1	1,975	2,083,625
CSN Islands VII Corp., Gtd. Notes 144A (Cayman Islands)	10.75		9/12/08	B1	4,945	5,575,488
Gerdau AmeriSteel Corp., Sr. Notes(b)	10.375		7/15/11	Ba3	5,000	5,562,500
International Steel Group, Inc., Sr. Notes	6.50		4/15/14	Ba2	1,000	990,000
Ispat Inland ULC, Sec’d. Notes (Canada)	9.75		4/01/14	Ba1	6,294	7,301,040
Massey Energy Co., Sr. Notes	6.625		11/15/10	Ba3	250	255,000
Novelis, Inc., Sr. Notes 144A	7.25		2/15/15	B1	7,815	7,385,174
Oregon Steel Mills, Inc., Gtd. Notes(b)	10.00		7/15/09	Ba3	7,525	8,108,187
Peabody Energy Corp., Sr. Notes(b)	5.875		4/15/16	Ba3	1,450	1,440,938
Russel Metals, Inc., Sr. Notes (Canada)	6.375		3/01/14	Ba3	1,000	975,000
Ryerson Tull, Inc., Sr. Notes(b)	8.25		12/15/11	B2	3,265	3,175,213
United States Steel Corp., Sr. Notes(b)	10.75		8/01/08	Ba2	1,900	2,137,500
Wise Metals Group LLC, Sec’d. Notes(b)	10.25		5/15/12	Caa1	1,000	790,000

						61,718,575

Non Captive Finance — 0.3%
Residential Capital Corp., Notes144A	6.375		6/30/10	Baa3	4,800	4,862,779

Packaging — 3.0%
Berry Plastics Corp., Gtd. Notes	10.75		7/15/12	B3	4,945	5,315,875
Crown Cork & Seal PLC, Notes (United Kingdom)	7.00		12/15/06	B3	7,525	7,713,125
Crown European Holdings SA, Sr. Sec’d. Notes (France)	9.50		3/01/11	B1	3,750	4,106,250
Graham Packaging 144A(b)	8.50		10/15/12	Caa1	2,200	2,189,000
Graham Packaging, Sr. Sub. Notes 144A(b)	9.875		10/15/14	Caa2	3,925	3,768,000
Greif Borthers Corp., Sr. Sub. Notes	8.875		8/01/12	B1	8,925	9,572,062

Owens-Brockway, Sr. Sec’d. Notes	7.75	5/15/11	B1	5,410		$5,626,400
Owens-Brockway, Sr. Sec’d. Notes	8.75	11/15/12	B1	6,595		7,122,600
Silgan Holdings, Inc., Sr. Sub. Notes(b)	6.75	11/15/13	B1	1,575		1,578,938

						46,992,250

Paper — 3.9%
Abitibi Consolidated, Inc., Deb. Notes (Canada)(b)	8.85	8/01/30	Ba3	1,500		1,350,000
Abitibi Consolidated, Inc., Gtd. Notes (Canada)(b)	5.25	6/20/08	Ba3	1,200		1,155,000
Abitibi Consolidated, Inc., Gtd. Notes (Canada)(b)	6.00	6/20/13	Ba3	2,345		2,057,738
Abitibi Consolidated, Inc., Sr. Notes (Canada)(b)	8.375	4/01/15	Ba3	3,325		3,266,813
Ainsworth Lumber Co. Ltd., Gtd. Notes	7.25	10/01/10	B2	1,100		1,097,250
Ainsworth Lumber Co. Ltd., Gtd. Notes	7.25	10/01/12	B2	100		94,000
Ainsworth Lumber, Sr. Notes (Canada)	6.75	3/15/14	B2	4,380		3,963,900
Bowater Finance Corp., Gtd. Notes (Canada)	7.95	11/15/11	Ba3	650		654,875
Caraustar Industries, Inc., Sr. Sec’d Notes(b)	9.875	4/01/11	Caa1	2,100		2,079,000
Cascades, Inc., Sr. Notes (Canada)	7.25	2/15/13	Ba3	4,600		4,473,500
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	9.75	3/15/10	B2	4,000		4,010,000
Donohue Forest Products, Inc., Gtd. Notes	7.625	5/15/07	Ba3	2,000		2,070,000
Georgia-Pacific Corp., Debs.	7.375	12/01/25	Ba2	1,000		1,040,000
Georgia-Pacific Corp., Debs. (cost$3,704,215; purchased 05/13/04)(g)	7.50	5/15/06	Ba2	3,650		3,691,063
Georgia-Pacific Corp., Debs.(b)	7.70	6/15/15	Ba2	1,000		1,103,750
Georgia-Pacific Corp., Debs.	7.75	11/15/29	Ba2	200		214,500
Georgia-Pacific Corp., Notes	8.875	5/15/31	Ba2	980		1,159,018
Georgia-Pacific Corp., Sr. Notes(b)	9.375	2/01/13	Ba1	5,910		6,589,649
Jefferson Smurfit Corp., Gtd. Notes(b)	7.50	6/01/13	B2	4,005		3,604,500
Jefferson Smurfit Corp., Sr. Notes(b)	8.25	10/01/12	B2	5,475		5,146,499
Mercer International, Inc., Sr. Notes(b)	9.25	2/15/13	Caa1	2,300		1,955,000
Millar Western Forest Products Ltd., Sr. Notes (Canada)	7.75	11/15/13	B2	2,670		2,276,175
Norampac, Inc., Sr. Notes (Canada)	6.75	6/01/13	Ba2	2,575		2,562,125
Smurfit-Stone Container Corp., Sr. Notes(b)	8.375	7/01/12	B2	3,100		2,945,000
Tembec Industries, Inc., Gtd. Notes (Canada)(b)	8.625	6/30/09	B3	540		367,200
Tembec Industries, Inc., Sr. Notes (Canada)(b)	7.75	3/15/12	B3	4,415		2,803,525

						61,730,080

Pipelines & Other — 3.3%
ANR Pipeline, Co., Notes	8.875	3/15/10	B1	50	(j)	54,045
El Paso Corp., Sr. Notes	7.00	5/15/11	Caa1	8,505		8,483,738
El Paso Production Holdings Corp., Sr. Notes(b)	7.75	6/01/13	B3	9,415		9,838,674
Ferrellgas Partners LP, Sr. Notes(b)	6.75	5/01/14	Ba3	1,175		1,122,125
Holly Energy Partners, LP, Sr. Notes 144A	6.25	3/01/15	Ba3	2,000		1,980,000
Inergy LP, Sr. Notes 144A(b)	6.875	12/15/14	B1	3,000		2,865,000
Pacific Energy Partners LP, Sr. Notes	7.125	6/15/14	Ba2	1,975		2,049,063

Southern Natural Gas Co., Sr. Notes	8.875	3/15/10	B1	2,900	$3,134,636
Tennessee Gas Pipeline Co., Debs.	7.00	3/15/27	B1	3,530	3,621,363
Tennessee Gas Pipeline Co., Debs.(b)	7.00	10/15/28	B1	2,125	2,108,378
Tennessee Gas Pipeline Co., Debs.(b)	7.625	4/01/37	B1	4,615	4,876,532
TransMontaigne, Inc., Sr. Sub. Notes	9.125	6/01/10	B3	1,385	1,454,250
Williams Cos., Inc., Notes(b)	7.125	9/01/11	B1	4,475	4,687,563
Williams Cos., Inc., Notes(b)	8.125	3/15/12	B1	5,045	5,511,663

					51,787,030

Railroads — 0.2%
Kansas City Southern Railway, Sr. Notes	7.50	6/15/09	B2	2,750	2,880,625

Retailers — 2.0%
Asbury Automotive Group, Inc., Sr. Sub. Notes 144A(b)	8.00	3/15/14	B3	1,800	1,710,000
GSC Holdings, Gtd. Notes 144A(b)	7.875	10/01/11	Ba3	1,200	1,201,500
GSC Holdings, Gtd. Notes 144A(b)	8.00	10/01/12	Ba3	3,200	3,184,000
JC Penney Co., Inc., Debs.(b)	7.125	11/15/23	Ba1	1,705	1,875,500
JC Penney Co., Inc., Debs.	8.00	3/01/10	Ba1	2,350	2,567,375
JC Penney Co., Inc., Notes	6.875	10/15/15	Ba1	225	241,594
JC Penney Co., Inc., Notes	9.00	8/01/12	Ba1	525	618,188
Jean Coutu Group (PJC), Inc., Sr. Notes(b)	7.625	8/01/12	B2	200	203,500
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes(b)	8.50	8/01/14	B3	1,410	1,402,950
Neiman Marcus Group, Sr. Sub Notes 144A	10.375	10/15/15	B3	5,425	5,397,874
Pantry, Inc., Sr. Sub. Notes	7.75	2/15/14	B3	3,025	3,025,000
Rite Aid Corp., Sr. Sec’d. Notes	7.50	1/15/15	B2	3,075	2,936,625
Rite Aid Corp., Sr. Sec’d. Notes(b)	8.125	5/01/10	B2	4,695	4,788,900
Sonic Automotive, Inc., Sr. Sub. Notes	8.625	8/15/13	B2	2,235	2,212,650

					31,365,656

Technology — 4.3%
Amkor Technology, Inc., Sr. Notes (b)	7.125	3/15/11	Caa1	800	690,000
Ampex Corp., Sec’d. Notes (cost $635,972 purchased 08/16/02-08/15/04)(c)(g)	12.00	8/15/08	NR	636	158,993
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	6.25	11/15/14	Ba2	2,900	2,885,500
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	6.50	5/15/13	Ba2	5,505	5,615,100
Freescale Simiconductor, Inc., Sr. Notes(b)	7.125	7/15/14	Ba2	5,365	5,713,725
Iron Mountain, Inc., Gtd. Notes	8.625	4/01/13	Caa1	3,875	4,059,063
Nortel Networks Corp., (Canada)	4.25	9/01/08	B3	2,175	2,047,219
Nortel Networks, Ltd., Notes (Canada)(b)	6.125	2/15/06	B3	4,120	4,120,000
Sanmina-SCI Corp., Gtd. Notes(b)	6.75	3/01/13	B1	6,000	5,700,000
Sanmina-SCI Corp., Sr. Notes	10.375	1/15/10	Ba2	6,085	6,708,713
Seagate Technology International, Sr. Notes (Cayman Islands)	8.00	5/15/09	Ba2	8,700	9,135,000
STATS ChipPAC Ltd., Gtd. Notes	6.75	11/15/11	Ba2	1,810	1,755,700
Sungard Data Systems, Inc., Notes 144A	8.5247	8/15/13	B3	2,000	2,070,000
Sungard Data Systems, Inc., Notes 144A(b)	9.125	8/15/13	B3	3,000	3,108,750
Sungard Data Systems, Inc., Notes 144A(b)	10.25	8/15/15	Caa1	7,350	7,441,874

UGS Corp., Gtd. Notes	10.00	6/01/12	B3	2,115	$2,315,925
Unisys Corp., Sr. Notes(b)	6.875	3/15/10	Ba3	500	482,500
Unisys Corp., Sr. Notes	8.00	10/15/12	Ba3	2,500	2,456,250
Xerox Corp., Sr. Notes(b)	6.875	8/15/11	Ba2	1,350	1,410,750
Xerox Corp., Sr. Notes	9.75	1/15/09	Ba2	590	660,800

					68,535,862

Telecommunications — 7.2%
Alamosa Delaware, Inc., Gtd. Notes	11.00	7/31/10	Caa1	2,650	2,987,875
Alamosa Delaware, Inc., Sr. Notes	8.50	1/31/12	Caa1	3,650	3,896,375
American Cellular Corp., Sr. Notes, Ser. B(b)	10.00	8/01/11	B3	1,250	1,362,500
AT&T Corp., Sr. Notes	9.05	11/15/11	Ba1	2,627	2,958,659
AT&T Corp., Sr. Notes	9.75	11/15/31	Ba1	1,500	1,899,375
Bestel SA de CV, Sr. Disc. Notes (Mexico) (cost $757,722; purchased 05/13/98-07/09/98)(c)(g)	12.75	5/15/49	NR	900	153,000
Centennial Communications Corp., Sr. Notes(b)	8.125	2/01/14	B3	4,350	4,600,125
Cincinnati Bell, Inc., Gtd. Notes	7.25	7/15/13	B1	1,325	1,407,813
Cincinnati Bell, Inc.	8.375	1/15/14	B3	2,860	2,817,100
Citizens Communications Co., Notes	9.25	5/15/11	Ba3	2,855	3,133,363
Citizens Communications Co., Sr. Notes(b)	6.25	1/15/13	Ba3	4,400	4,224,000
Dobson Cellular Systems, Inc., Gtd. Notes 144A	8.375	11/01/11	B1	1,175	1,236,688
Dobson Cellular Systems, Inc., Sec’d. Notes (i)	8.443	11/01/11	B1	1,650	1,709,813
Dobson Communications Co., Notes 144A(b)	8.10	10/15/12	Caa2	975	961,594
Dobson Communications Corp., Sr. Notes	10.875	7/01/10	Ca	1,650	1,742,813
Eircom Funding, Sr. Sub. Notes (Ireland)(b)	8.25	8/15/13	B1	2,105	2,283,925
Hawaiian Telecom Communications, Inc., Sr. Notes 144A (i)	8.914	5/01/13	B3	3,350	3,383,500
Hawaiian Telecom Communications, Inc., Sr. Sub. Notes 144A(b)	12.50	5/01/15	Caa1	5,625	5,681,250
MCI, Inc., Sr. Notes	7.688	5/01/09	B2	4,041	4,192,538
MCI, Inc., Sr. Notes	8.735	5/01/14	B2	5,463	6,091,244
Nextel Partners, Inc., Sr. Notes	8.125	7/01/11	Ba3	5,875	6,344,999
Qwest Communications International, Inc., Sr. Notes 144A(b)	7.50	2/15/14	B3	6,225	5,913,749
Qwest Corp., Sr. Notes 144A(b)	7.625	6/15/15	Ba3	2,450	2,502,063
Qwest Services Corp., Sec’d. Notes	13.50	12/15/10	Caa1	22,060	25,258,699
Qwest Services Corp., Sr. Notes	7.875	9/01/11	Ba3	700	729,750
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)(b)	6.375	3/01/14	Ba3	4,000	4,020,000
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)	9.625	5/01/11	Ba3	1,300	1,501,500
Rogers Wireless Communications, Inc., Sr. Sub. Notes(b)	8.00	12/15/12	B2	425	448,906
SBA Communications Corp., Sr. Notes(b)	8.50	12/01/12	Caa1	2,900	3,153,750
Triton PCS, Inc., Gtd. Notes	8.50	6/01/13	Caa1	1,570	1,495,425
U.S. Unwired, Inc., Sec’d. Notes (i)	8.12	6/15/10	B2	1,275	1,318,031
Ubiquitel Operating Co., Sr. Notes	9.875	3/01/11	Caa1	4,300	4,773,000

					114,183,422

Tobacco — 0.1%
RJ Reynolds Tobacco Holdings, Inc., Notes 144A	6.50	7/15/10	Ba2	2,000	$1,995,000

TOTAL CORPORATE BONDS (cost $1,449,476,299)					1,470,720,663

CONVERTIBLE BOND — 0.1%
Tyco International Group SA (Luxembourg) 144A (cost $660,000)	3.125	1/15/23	Baa3	660	873,675

FOREIGN GOVERNMENT OBLIGATIONS—1.6%
Federal Republic of Argentina, (Argentina)(i)	2.992	4/30/13	B3	5,245	4,405,800
Federal Republic of Argentina, (Argentina)(c)(i)	4.005	8/03/12	B3	3,133	2,852,671
Federal Republic of Brazil, (Brazil)	8.75	2/04/25	B1	3,350	3,539,275
Federal Republic of Brazil, (Brazil)	10.00	8/07/11	B1	1,920	2,236,800
Federal Republic of Colombia, (Colombia)(b)	10.00	1/23/12	Ba2	3,352	4,039,160
Federal Republic of Peru, (Peru)(b)	8.375	5/03/16	Ba3	3,330	3,896,100
Federal Republic of Philippines, (Philippines)(b)	9.375	1/18/17	B1	5,015	5,497,693

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $24,538,980)					26,467,499

				Shares
COMMON STOCKS — 0.8%
Adelphia Business Solutions, Inc., (Class “B” Stock) (cost $127,579; purchased 06/29/01)(a)(f)(g)				25,755	424,958
Classic Communications, Inc., (cost $0; purchased 07/21/98)(a)(g)				6,000	60
IMPSAT Fiber Networks, Inc., (Argentina)(a)				29,831	199,868
Kaiser Group Holdings, Inc.(a)				42,654	1,706,160
Liberty Global, Inc.(a)				45,844	1,180,483
Liberty Media, Inc.				45,844	1,241,456
Netia SA, (Poland)				302,168	425,178
NTL, Inc.(a)				12,930	863,724
Premium Standard Farms, Inc.				17,260	255,793
Telewest Global, Inc., (United Kingdom)(a)				189,591	4,351,112
Telus Corp.				42,866	1,746,361
Trism, Inc., (cost $0; purchased 03/01/00)(a)(g)				82,628	83
York Research Corp.(a)(f)				4,155	4

TOTAL COMMON STOCKS (cost $10,114,395)					12,395,240

PREFERRED STOCKS — 0.6%
Adelphia Communications Corp., PIK, 13.00% (cost $481,250; purchased 07/02/97-08/08/01)(g)				5,000	1,000
AmeriKing, Inc., PIK, 13.00% (cost $745,569; purchased 09/29/97-08/22/02)(g)				36,672	37
Eagle-Picher Holdings, Inc., 11.75% (cost $969,758; purchased 02/19/98-02/26/98)(g)(k)				170	17,000
Kaiser Group Holdings, Inc., 7.00%				8,081	446,475
McLeodUSA, Inc., 2.50%				18,063	3,251
New Millenium Homes LLC, 10.00% (cost $0; purchased 09/25/00)(g)				3,000	30
Paxon Communications, Inc., PIK, 14.25%				1,072	7,291,783

PTVI, Inc., Ser. A, 10.00%		13	$16
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00-09/20/00)(g)		1,435	4
Xerox Corp., 6.25%		16,920	1,981,840

TOTAL PREFERRED STOCKS (cost $19,631,405)			9,741,436

	Expiration Date	Units
WARRANTS(a) — 0.1%
Allegiance Telecommunications, Inc., (cost $0; purchased 01/29/98-02/25/98)(g)	02/03/08	3,800	4
GenTek, Inc., (cost $455; purchased 11/10/03)(g)	10/31/10	3,670	15,047
GenTek, Inc., (cost $931; purchased 11/10/03)(g)	10/31/08	7,516	30,064
GT Group Telecommunication, Inc., (Canada) 144A (cost $0; purchased 01/27/00)(g)	02/01/10	3,050	3
HF Holdings, Inc., (cost $1,958,758; purchased 09/27/99-09/29/99)(g)	09/27/09	18,093	181
ICG Communications, Inc., (cost $0; purchased 08/04/95-08/08/95)(g)	10/15/05	20,790	21
McLeodUSA, Inc.	04/16/07	40,027	320
Price Communications Corp., (cost $0; purchased 07/31/97)(g)	08/01/07	6,880	311,801
Star Choice Communications, Inc., (cost $0; purchased 01/28/97)(g)	12/15/05	69,480	545,678
Sterling Chemical Holdings, Inc., (cost $0; purchased 08/16/96)(g)	08/15/08	560	1
TNV Entertainment (f)	08/12/11	9,347	5,421
Verado Holdings, Inc., Ser. B	04/15/08	1,175	790
Versatel Telecommunications, (cost $0; purchased 05/21/98)(g)	05/15/08	2,000	2
Viasystems Group, Inc., (cost $1,039,826; purchased 01/31/03)(g)	01/31/10	45,109	5
XM Satellite Radio, Inc., 144A (cost $0; purchased 03/10/00-07/11/00)(g)	03/15/10	5,005	5

TOTAL WARRANTS (cost $4,214,978)			909,343

TOTAL LONG-TERM INVESTMENTS (cost $1,508,636,057)			1,521,107,856

			VALUE
SHORT-TERM INVESTMENT — 25.9%
Money Market Mutual Fund
		Shares
Dryden Core Investment Fund - Taxable Money Market Series (includes $343,896,063 of cash collateral for security lending) (cost $410,701,184)(d)(e)		410,701,184	410,701,184

TOTAL INVESTMENTS(f) — 121.6% (cost $1,919,337,241)(l)			1,931,809,040
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — 21.6%			(342,747,246)

TOTAL NET ASSETS — 100.0%			$1,589,061,794

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $333,582,267; cash collateral of $343,896,063 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(c)	Represents issuer in default on interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	As of September 30, 2005, 3 securities representing $430,383 and 0.02% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(g)	Indicates a security that has been deemed illiquid; the aggregate cost of the illiquid securities is $43,909,046. The aggregate value, $34,852,431 is approximately 2.19% of net assets.

(h)	Standard & Poor’s rating.

(i)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par on the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.

(j)	Amount is actual; not rounded to thousands.

(k)	Interest rate represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.

(l)	The United States Federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,920,569,212	$60,371,485	$(49,131,657)	$11,239,828

(m)	Liabilities in excess of other assets include interest rate swap as follows:

Credit Default swap agreements outstanding at September 30, 2005:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services*	0920/2010	2,500	4.20%	Lear Corp. 8.11%, 05/15/08	$(9,335)

*	Portfolio pays the floating rate and receives the fixed rate.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 33.9%
Alliance & Leicester PLC	3.66%	11/03/05	$26,000	$25,998,055
Banco Bilbao Vizcaya NY	3.539	07/17/06	10,000	9,994,950
Bank of New York, Inc.	3.766	10/31/05	25,000	24,999,382
Barclays Bank PLC	3.74	11/14/05	40,000	40,000,000
Barclays Bank PLC	3.755	11/17/05	5,000	5,000,000
Branch Banking & Trust Co.	3.71	08/10/06	46,000	45,995,831
Fortis Bank NV-S.A.	4.30	09/28/06	15,000	15,000,000
Societe Generale	3.81	11/01/05	20,000	19,999,975
Societe Generale	4.2	09/01/06	20,000	20,000,000
Suntrust Banks, Inc.	3.73	05/12/06	18,000	17,999,094
Toronto Dominion Bank NY	3.03	12/30/05	10,000	10,000,000
Toronto Dominion Bank NY	3.795	07/03/06	25,000	25,000,000
Wells Fargo Bank NA	3.69	10/24/05	40,000	40,000,000

				299,987,287

Commercial Paper — 28.8%
Alliance & Leicester PLC 144A(d)(f)	3.72	11/16/05	15,000	14,928,700
Amsterdam Funding Corp. 144A(d)(f)	3.60	10/18/05	10,000	9,983,000
BankAmerica Corp.(f)	3.62	10/31/05	10,000	9,969,833
Citigroup Global Markets Holdings, Inc.(f)	3.80	10/27/05	21,000	20,942,367
Ford Credit Auto Owner Trust Series II 144A(d)(f)	3.78	10/17/05	44,000	43,926,080
Greenwich Capital Holdings, Inc.(f)	3.71	10/11/05	44,000	44,000,000
HBOS Treasury Services PLC(f)	3.75	10/05/05	4,400	4,398,230
Irish Life & Permanent PLC 144A(d)(f)	3.61	10/05/05	12,000	11,995,187
Market Street Funding Corp. 144A(d)(f)	3.77	10/27/05	15,000	14,959,158
PB Finance Delaware, Inc.(f)	3.64	10/12/05	11,000	10,987,766
Prudential PLC(f)	3.69	11/07/05	10,000	9,962,075
Sheffield Receivables Corp. 144A(d)(f)	3.68	10/11/05	18,160	18,141,436
UBS Finance (Delaware) LLC(f)	3.765	11/01/05	40,000	39,870,317

				254,064,149

Other Corporate Obligations — 34.4%
American Express Credit Corp. M.T.N. 144A(a)(d)	3.846	10/20/05	10,000	10,007,395
American Express Credit Corp. M.T.N.(a)	3.76	10/05/05	27,000	27,007,222
Citigroup Global Markets Holdings, Inc. M.T.N.(a)	4.07	12/13/05	21,900	21,910,653
General Electric Capital Assurances Co. (cost $11,000,000; purchased 07/21/2005)(a)(b)	3.899	10/21/05	11,000	11,000,000
General Electric Capital Corp.(a)	3.804	10/11/05	11,750	11,750,000
General Electric Capital Corp.(a)	3.889	10/17/05	21,000	21,000,000
Irish Life & Permanent PLC M.T.N. 144A(a)(d)	3.832	10/20/05	25,000	24,997,548
Merrill Lynch & Co., Inc. M.T.N.(a)	3.928	10/11/05	34,000	34,004,443
Metropolitan Life Insurance Co. (cost $9,000,000; purchased 02/09/2005)(a)(b)	3.763	11/01/05	9,000	9,000,000

Metropolitan Life Insurance Co. (cost $10,000,000; purchased 09/30/2004)(a)(b)	3.773	10/03/05	$10,000	$10,000,000
Morgan Stanley M.T.N.(a)	3.67	10/03/05	31,000	31,000,000
Morgan Stanley(a)	4.25	12/27/05	5,000	5,007,103
Nordea Bank AB 144A(a)(d)	3.708	10/11/05	20,000	20,000,000
Pacific Life Insurance Co. (cost $7,000,000; purchased 03/11/05)(a)(b)	3.994	12/16/05	7,000	7,000,000
Royal Bank of Canada M.T.N.(a)	3.738	10/11/05	5,000	5,000,000
Skandinaviska Enskilda Banken AB 144A(a)(d)	3.779	10/18/05	36,000	36,000,000
Travelers Insurance Co. (cost $6,000,000; purchased 07/07/2005)(a)(b)	3.774	10/11/05	6,000	6,000,000
Westpac Banking Corp. M.T.N.(a)	3.844	12/12/05	13,000	12,999,946

				303,684,310

Repurchase Agreements — 4.0%
Greenwich Capital Markets, Inc.(c)	3.90	10/03/05	35,295	35,295,000

Loan Participation — 1.0%
Countrywide Home Loans, Inc. (cost $9,000,000; purchased 09/16/05)(b)	3.81	10/14/05	9,000	9,000,000

TOTAL INVESTMENTS — 102.1%
(amortized cost $902,030,746)(e)				902,030,746

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1%)				(18,593,236)

TOTAL NET ASSETS — 100.0%				$883,437,510

The following abbreviations are used in portfolio descriptions:

M.T.N.	Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $52,000,000 and represents 5.9% of net assets.

(c)	Greenwich Capital Markets, Inc. Repurchase Agreement, repurchase price $35,306,471 due 10/03/05. The value of the collateral including accrued interest was $36,002,580. Collateralized by United States Treasury or federal agency obligations.

(d)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(e)	Federal income tax basis is the same as for financial reporting purposes.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

NATURAL RESOURCES PORTFOLIO

	September 30, 2005 (Unaudited)
Description	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 96.8%
Construction Materials — 0.4%
Anhui Conch Cement Co., Ltd. (Class “H” Stock) (Hong Kong)	4,200,000	$4,168,949

Electrical Equipment — 0.1%
Evergreen Solar, Inc. (a)(b)	134,600	1,255,818

Energy Equipment & Services - 32.2%
B.J. Services Co.	827,300	29,774,527
CARBO Ceramics, Inc. (b)	147,300	9,720,327
Cooper Cameron Corp. (a)(b)	182,600	13,499,618
GlobalSantaFe Corp.	775,700	35,387,434
Halliburton Co. (b)	311,100	21,316,572
Hydril Co. (a)	114,000	7,824,960
National-Oilwell, Inc. (a)	660,800	43,480,640
OPTI Canada, Inc. (Canada)(a)	1,543,574	52,446,674
OPTI Canada, Inc., 144A (Canada)(a)(h)	29,600	1,007,410
Patterson-UTI Energy, Inc.	395,100	14,255,208
Pioneer Drilling Co. (a)	338,300	6,603,616
Smith International, Inc.	903,000	30,078,930
Technip SA, ADR (France)	312,200	18,560,290
Transocean, Inc. (a)	171,900	10,539,189
Weatherford International, Ltd. (a)	377,800	25,939,748

		320,435,143

Household Durables — 0.3%
Blount International, Inc. (a)	171,000	3,016,440

Machinery - 0.2%
Railpower Technologies Corp. (Canada)(a)	122,200	569,741
Railpower Technologies Corp., 144A(Canada)(a)(h)	232,300	1,083,068

		1,652,809

Metals & Mining — 26.0%
Aflease Gold and Uranium Resources, Ltd., ADR (South Africa)(a)	1,133,100	11,228,115
Alumina, Ltd. (Australia)	1,989,400	9,269,606
Aluminum Corp. of China Ltd., ADR (China)(b)	70,300	4,412,731
Apex Silver Mines, Ltd. (a)(b)	275,800	4,332,818
AXMIN, Inc. (Canada)(a)	1,496,700	733,866
Canico Resource Corp. (Canada)(a)	357,289	6,119,246
Companhia Vale do Rio Doce, ADR (Brazil)(b)	616,700	27,048,462
Coeur d’Alene Mines Corp. (a)(b)	1,236,900	5,232,087
CONSOL Energy, Inc.	263,300	20,081,891
Crystallex International Corp. (a)(b)	2,649,800	4,160,186
First Quantum Minerals, Ltd. (Canada)	401,500	10,447,634
FNX Mining Co., Inc. (Canada)(a)	390,200	5,122,062
FNX Mining Co., Inc., 144A (Canada)(a)(h)	56,300	739,091
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	314,400	15,276,696
Gabriel Resources, Ltd. (Canada)(a)	867,500	1,731,269
Gold Fields, Ltd., ADR (South Africa)(b)	821,400	11,934,942
Gold Reserve, Inc. (Canada)(a)	152,800	356,205
Harmony Gold Mining Co., Ltd., ADR (South Africa)(a)(b)	1,177,900	12,886,226

Impala Platinum Holdings, Ltd., ADR (South Africa)	417,200	$11,861,038
Meridian Gold, Inc. (a)	274,000	6,003,340
Nevsun Resources, Ltd. (Canada)(a)	752,000	1,591,329
Newcrest Mining, Ltd. (Australia)	636,200	10,178,812
Newmont Mining Corp.	417,700	19,702,909
Northern Dynasty Minerals, Ltd. (a)	336,800	1,673,896
Orezone Resources, Inc. (Canada)(a)	1,064,800	2,005,946
Pan American Silver Corp. (Canada)(a)	97,572	1,713,910
Peru Copper, Inc. (Canada)(a)	656,200	959,604
Phelps Dodge Corp.	224,600	29,182,277
Placer Dome, Inc.	747,200	12,814,480
Southern Peru Copper Corp. (b)	94,200	5,271,432
Western Silver Corp. (a)(b)	576,700	4,867,348

		258,939,454

Oil, Gas & Consumable Fuels — 37.6%
Bill Barrett Corp. (a)	194,300	7,154,126
BPI Industries, Inc. (Canada) (cost $2,732,007; purchased 9/23/05)(a)(f)(g)	1,600,000	2,863,484
BPI Industries, Inc. (Canada)(a)(f)	1,200,000	2,147,613
Cameco Corp. (Canada)	346,100	18,464,621
Cheniere Energy, Inc. (a)(b)	231,400	9,570,704
CNX Gas Corp., 144A (cost $1,436,800; purchased 8/1/05)(a)(f)(g)(h)	89,800	1,436,800
Compton Petroleum Corp. (Canada)(a)	780,700	10,543,647
Duvernay Oil Corp. (Canada)(a)	181,800	6,622,994
Endeavour International Corp. (a)(b)	636,800	3,184,000
Eni SpA, ADR (Italy)(b)	71,100	10,529,910
EOG Resources, Inc.	245,400	18,380,460
Gasco Energy, Inc. (a)(b)	944,100	6,278,265
Goodrich Petroleum Corp. (a)(b)	284,800	6,684,256
Houston Exploration Co. (a)	128,900	8,668,525
McMoRan Exploration Co. (a)(b)	258,800	5,031,072
Nelson Resources, Ltd. (Canada)(a)	1,205,500	2,768,761
OMI Corp.	407,600	7,283,812
Petroleo Brasileiro SA, ADR (Brazil)(b)	210,600	15,055,794
Quicksilver Resources, Inc. (a)(b)	415,500	19,856,745
Range Resources Corp.	424,400	16,386,084
Sasol Ltd. ADR (South Africa)(b)	592,900	22,939,301
Southwestern Energy Co. (a)	589,700	43,283,980
Suncor Energy, Inc.	660,000	39,949,800
Teekay Shipping Corp. (b)	294,800	12,691,140
Trident Resources Corp. (Canada) (cost $4,443,653; purchased 12/4/03(a)(f)(g)	412,657	17,748,688
UTS Energy Corp. (Canada)(a)(b)	2,307,900	10,422,774
Warren Resources, Inc. (a)(b)	844,000	14,137,000
Western Gas Resoures, Inc.	383,000	19,621,090
Western Oil Sands, Inc. (Canada)(a)	615,800	14,593,798

		374,299,244

TOTAL COMMON STOCKS (cost $ 518,242,570)		963,767,857

WARRANTS(a)
Metals & Mining
Pan American Silver Corp., (Canada), expiring 2/20/08	49,786	396,147
Peru Copper, Inc. (Canada) expiring 3/18/06	328,100	42,335

		438,482

Oil, Gas & Consumable Fuels
BPI Industries, Inc. (Canada), expiring 12/31/06 (cost $131,255; purchased 12/31/04)(f)(g)	600,000	$311,204

TOTAL WARRANTS (cost $ 296,506)		749,686

LINKED NOTE — 0.7%
USD Palladium Linked Bank Note 7/13/07 (cost $7,000,000; purchased 6/30/03)(a)(e)(f)(g) (cost $7,000,000)	38,076
		7,238,296

PREFERRED STOCK — 1.1%
Oil, Gas & Consumable Fuels 1.1%
Surgutneftegaz, ADR (Russia)(b) (cost $4,915,492)	123,700	10,743,345

TOTAL LONG-TERM INVESTMENTS (cost $530,454,568)		982,499,184

SHORT-TERM INVESTMENTS — 18.0%
Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $179,393,917)(c)(d)	179,393,917	179,393,917

TOTAL INVESTMENTS 116.6% (cost $709,848,485)(i)(e)		1,161,893,101
LIABILITIES IN EXCESS OF OTHER ASSETS 16.6%		(165,091,354)

NET ASSETS — 100.0%		$996,801,747

The following abbreviations are used in portfolio descriptions:

ADR—American	Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $155,932,689; cash collateral of $166,783,298 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities of loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of September 30, 2005, 5 securities representing $31,746,085 and 2.73% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(f)	Indicates illiquid securities.

(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $15,743,715. The aggregate value of $29,598,472 is approximately 2.75% of the net assets.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(i)	The United States Federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$711,475,688	$457,425,274	$7,007,861	$450,417,413

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

JENNISON PORTFOLIO

As of September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS
Beverages — 1.3%
PepsiCo, Inc.	518,200	$29,387,122

Biotechnology — 6.8%
Amgen, Inc.(a)	610,200	48,614,634
Genentech, Inc.(a)	833,400	70,180,614
Gilead Sciences, Inc.(a)	672,000	32,766,720

		151,561,968

Capital Markets — 4.6%
Charles Schwab Corp. (The)	2,707,400	39,067,782
Goldman Sachs Group, Inc.(b)	218,700	26,589,546
Merrill Lynch & Co., Inc.	602,100	36,938,835

		102,596,163

Communications Equipment — 4.1%
Cisco Systems, Inc.(a)	1,441,200	25,840,716
Nokia Corp., ADR (Finland)	946,300	16,001,933
QUALCOMM, Inc.	1,127,700	50,464,575

		92,307,224

Computers & Peripherals — 4.3%
Apple Computer, Inc.(a)	779,400	41,783,634
Dell, Inc.(a)	906,000	30,985,200
EMC Corp.(a)	1,757,900	22,747,226

		95,516,060

Consumer Finance — 2.5%
American Express Co.	962,800	55,303,232

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	731,000	24,802,830

Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc.(a)	724,500	23,727,375

Energy Equipment & Services — 3.1%
Schlumberger Ltd.	814,900	68,761,262

Food Products — 1.3%
Cadbury Schweppes PLC (United Kingdom)	2,869,900	28,954,120

Food & Staples Retailing — 2.2%
Whole Foods Market, Inc.(b)	366,300	49,249,035

Health Care Equipment & Supplies — 3.1%
Alcon, Inc.(b)	299,400	38,287,272
St. Jude Medical, Inc.(a)(b)	660,800	30,925,440

		69,212,712

Health Care Providers & Services — 5.8%
Caremark Rx, Inc.(a)	734,600	$36,678,578
CIGNA Corp.	219,200	25,834,912
UnitedHealth Group, Inc.(b)	658,600	37,013,320
WellPoint, Inc.(a)	408,500	30,972,470

		130,499,280

Hotels, Restaurants & Leisure — 0.4%
Starbucks Corp.(a)	186,100	9,323,610

Household Products — 1.5%
Procter & Gamble Co. (The)(b)	570,400	33,915,984

Industrial Conglomerates — 3.2%
General Electric Co.	2,117,100	71,282,757

Insurance — 1.0%
American International Group, Inc.	362,000	22,429,520

Internet & Catalog Retail — 3.9%
Amazon.com, Inc.(a)(b)	248,200	11,243,460
eBay, Inc.(a)(b)	1,853,800	76,376,560

		87,620,020

Internet Software & Services — 7.3%
Google, Inc. (Class “A” Stock)(a)(b)	339,400	107,406,524
Yahoo!, Inc.(a)	1,622,000	54,888,480

		162,295,004

Multiline Retail — 3.5%
Federated Department Stores, Inc.	437,100	29,228,877
Target Corp.(b)	930,500	48,320,865

		77,549,742

Oil, Gas & Consumable Fuels — 1.7%
Suncor Energy, Inc.	630,700	38,176,271

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class “A” Stock)	465,100	16,199,433
Gillette Co. (The)	405,700	23,611,740

		39,811,173

Pharmaceuticals — 7.2%
Abbott Laboratories	85,700	3,633,680
Eli Lilly & Co.	451,500	24,164,280
Novartis AG, ADR (Switzerland)(b)	895,500	45,670,500
Roche Holdings Group, ADR (Switzerland)	830,100	57,883,288
Sanofi-Aventis (France)	356,500	29,456,613

		160,808,361

Semiconductors & Semiconductor Equipment — 9.7%
Applied Materials, Inc.(b)	2,006,000	$34,021,760
Intel Corp.(b)	1,578,800	38,917,420
Marvell Technology Group Ltd.(a)(b)	1,096,600	50,564,226
Maxim Integrated Products, Inc.	958,400	40,875,760
Texas Instruments, Inc.	1,560,400	52,897,560

		217,276,726

Software — 7.9%
Adobe Systems, Inc.(b)	1,351,800	40,351,230
Electronic Arts, Inc.(a)(b)	712,100	40,511,369
Mercury Interactive Corp.(a)(b)	483,900	19,162,440
Microsoft Corp.	1,161,200	29,877,676
NAVTEQ Corp.(a)(b)	444,700	22,212,765
SAP AG, ADR (Germany)	592,600	25,677,358

		177,792,838

Specialty Retail — 4.5%
Chico’s FAS, Inc.(a)(b)	1,430,300	52,635,040
Lowe’s Cos., Inc. (The)(b)	456,900	29,424,360
Williams-Sonoma, Inc.(a)(b)	507,400	19,458,790

		101,518,190

Textiles, Apparel & Luxury Goods — 2.8%
Coach, Inc.(a)(b)	949,900	29,788,864
NIKE, Inc. (Class “B” Stock)	408,600	33,374,448

		63,163,312

Wireless Telecommunication Services — 1.4%
Sprint Nextel Corp.	1,361,927	32,386,624

TOTAL LONG-TERM INVESTMENTS (cost $1,752,898,392)		2,217,228,515

SHORT-TERM INVESTMENTS — 17.4%
Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $390,485,454)(c)(d)	390,485,454	390,485,454

TOTAL INVESTMENTS — 116.5% (cost $2,143,383,846)(e)		2,607,713,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.5%)		(369,213,908)

Net Assets — 100.0%		$2,238,500,061

The following abbreviations are used in portfolio descriptions:

ADR-	American Depository Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $357,228,417; cash collateral of $363,593,315 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	The United States Federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,150,547,818	$479,182,121	$22,015,970	$457,166,151

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION STOCK PORTFOLIO

As of September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Advertising — 0.2%
Advo, Inc.	43,208	$1,351,978

Aerospace — 1.5%
AAR Corp.(a)	44,853	770,575
Curitiss-Wright Corp.	29,874	1,843,525
DRS Technologies, Inc.	38,418	1,896,312
GenCorp, Inc.(a)(b)	75,361	1,405,483
Kaman Corp. (Class “A” Stock)	31,428	642,703
Moog, Inc. (Class “A” Stock)(a)	47,350	1,397,772
Trimble Navigation, Ltd.(a)	73,861	2,488,377
Triumph Group, Inc.(a)	21,883	813,391

		11,258,138

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.	49,751	1,313,924

Airlines — 0.4%
Frontier Airlines, Inc.(a)	49,789	486,936
Mesa Air Group, Inc.(a)(b)	39,772	328,119
Skywest, Inc.	79,655	2,136,347

		2,951,402

Apparel — 1.0%
Fossil, Inc.(a)	67,399	1,225,988
Genesco, Inc.(a)	31,361	1,167,884
Phillips-Van Heusen Corp.	50,202	1,557,266
Russell Corp.	45,573	639,845
The Finish Line, Inc. (Class “A” Stock)	60,700	885,613
Wolverine World Wide, Inc.	79,267	1,668,570

		7,145,166

Appliances & Home Furnishings — 0.1%
Applica, Inc.(a)	33,268	55,558
Fedders Corp.	32,291	69,103
M/I Homes, Inc.	17,202	933,381

		1,058,042

Autos - Cars & Trucks — 0.6%
Midas, Inc.(a)	17,357	345,057
Myers Industries, Inc.	43,009	500,625
Sonic Automotive, Inc.	40,700	904,354
Standard Motor Products, Inc.	17,495	141,884
Superior Industries International, Inc.(b)	31,473	677,299
TBC Corp.(a)	30,915	1,066,258
Wabash National Corp.	42,973	844,849

		4,480,326

Banks & Savings & Loans — 6.1%
Amegy Bancorporation, Inc.	97,437	$2,204,999
Anchor Bancorp Wisconsin, Inc.	25,859	762,323
BankAtlantic Bancorp, Inc. (Class “A”)	61,729	1,048,776
Bankunited Financial Corp. (Class “A”)	36,643	838,025
Boston Private Financial Holdings, Inc.(b)	38,819	1,030,256
Brookline Bancorp, Inc.	84,842	1,342,200
Central Pacific Financial Corp.	41,900	1,474,042
Chittenden Corp.(b)	64,016	1,697,064
Commercial Federal Corp.	52,675	1,798,325
Community Bank System, Inc.	41,628	940,793
Dime Community Bancshares	38,313	563,967
Downey Financial Corp.(b)	28,798	1,753,798
East West Bancorp, Inc.	76,989	2,620,706
First Bancorp/Puerto Rico	111,314	1,883,433
First Midwest Bancorp, Inc.	62,489	2,327,090
First Republic Bank	31,571	1,112,246
FirstFed Financial Corp.(a)	22,843	1,229,182
Flagstar Bancorp, Inc.	48,000	772,800
Gold Banc Corp., Inc.	53,159	792,069
Nara Bancorp, Inc.	27,000	403,650
PrivateBancorp, Inc.	23,966	821,554
Prosperity Bancshares, Inc.	29,900	904,475
Provident Bankshares Corp.	45,300	1,575,534
Republic Bancorp, Inc.	95,131	1,345,152
Sterling Bancshares, Inc.	62,414	918,110
Sterling Financial Corp.	47,691	1,075,432
Susquehanna Bancshares, Inc.	64,337	1,546,661
Trustco Bank Corp.	103,354	1,295,026
UCBH Holdings, Inc.	126,405	2,315,740
Umpqua Holdings Corp.	61,275	1,490,208
United Bankshares, Inc.	51,437	1,797,723
Whitney Holding Corp.	87,136	2,356,157
Wintrust Financial Corp.	32,675	1,642,246

		45,679,762

Chemicals — 1.1%
A. Schulman, Inc.	42,163	756,826
Arch Chemicals, Inc.	32,521	756,113
Cambrex Corp.	36,350	689,196
Georgia Gulf Corp.	46,979	1,131,254
H.B. Fuller Co.	39,705	1,234,031
MacDermid, Inc.	34,437	904,316
OM Group, Inc.(a)	39,374	792,599
Omnova Solutions, Inc.(a)	56,221	245,686
Penford Corp.	12,143	162,352
PolyOne Corp.(a)	126,518	766,699
Quaker Chemical Corp.	13,354	232,093
Wd-40 Co.	22,986	609,359
Wellman, Inc.	23,597	149,369

		8,429,893

Collectibles & Gifts — 0.3%
Action Performance Cos., Inc.	25,536	319,200
Department 56, Inc.(a)	18,932	236,650
Lennox International, Inc.	68,799	1,885,781

		2,441,631

Commercial Services — 2.9%
ABM Industries, Inc.	53,037	$1,103,700
Arbitron, Inc.	43,531	1,734,275
Bowne & Co, Inc.	46,918	670,458
Central Parking Corp.	28,276	422,726
Chemed Corp.	35,373	1,533,066
Coinstar, Inc.(a)	35,127	650,201
Consolidated Graphics, Inc.(a)	16,344	703,609
CPI Corp.	9,436	165,979
Dendrite International, Inc.(a)	58,685	1,178,982
eFunds Corp.(a)	62,463	1,176,178
Hooper Holmes, Inc.	90,169	354,364
iPayment Holdings, Inc.(a)	17,100	647,064
John H. Harland Co.	38,835	1,724,274
Labor Ready, Inc.(a)	73,271	1,879,401
MAXIMUS, Inc.	26,321	940,976
MIVA, Inc.(a)	38,065	229,532
Mobile Mini, Inc.(a)	20,529	889,932
NCO Group, Inc.(a)	44,241	914,019
On Assignment, Inc.(a)	34,813	297,651
Parexel International Corp.(a)	36,527	733,827
Pre-Paid Legal Services, Inc.(b)	14,069	544,470
Rewards Network, Inc.(a)	28,733	196,246
SOURCECORP, Inc.(a)	21,581	462,697
Sovran Self Storage, Inc.	22,711	1,111,703
Startek, Inc.	15,443	203,848
Vertrue, Inc.(a)(b)	13,469	489,598
Viad Corp.	30,783	841,915
Volt Information Sciences, Inc.(a)	11,156	226,690

		22,027,381

Computer Services — 3.6%
Actel Corp.(a)	34,936	505,175
Adaptec, Inc.(a)	154,926	593,367
Agilysys, Inc.	41,776	703,508
Avid Technology, Inc.(a)(b)	56,931	2,356,966
Black Box Corp.	23,499	986,018
Brooktrout, Inc.(a)	17,509	227,092
CACI International, Inc. (Class “A” Stock)(a)	41,491	2,514,355
Carreker Corp.(a)	29,506	208,312
Cerner Corp.(a)(b)	41,797	3,633,413
Ciber, Inc.(a)	75,786	563,090
Factset Research Systems, Inc.	46,181	1,627,418
Filenet Corp.(a)	57,068	1,592,197
Hutchinson Technology, Inc.(a)	35,285	921,644
Insight Enterprises, Inc.(a)(b)	66,989	1,245,995
Manhattan Associates, Inc.(a)	39,477	915,866
Mercury Computer Systems, Inc.(a)(b)	28,922	759,203
MTS Systems Corp.	27,290	1,030,743
Phoenix Technologies, Ltd.(a)	34,371	258,814
Progress Software Corp.(a)	51,273	1,628,943
Radiant Systems, Inc.(a)	31,009	320,013
Standard Microsystems Corp.(a)	28,531	853,362
Synaptics, Inc.(a)(b)	33,272	625,514
Talx Corp.	29,143	955,599
Teledyne Technologies, Inc.(a)	45,872	1,581,208

		26,607,815

Construction — 3.8%
Coachmen Industries, Inc.	19,551	$224,641
ElkCorp	24,903	890,780
Florida Rock Industries, Inc.	65,004	4,166,106
Insituform Technologies, Inc. (Class “ A” Stock)(a)	36,970	639,211
M.D.C. Holdings, Inc.(b)	44,646	3,522,123
Meritage Homes Corp.(a)(b)	31,619	2,423,913
NCI Building Systems, Inc.(a)	29,200	1,191,068
NVR, Inc.(a)(b)	7,648	6,768,097
Shaw Group, Inc.(a)	108,690	2,680,295
Simpson Manufacturing Co., Inc.	50,231	1,966,041
Standard Pacific Corp.	93,586	3,884,755

		28,357,030

Consumer Cyclical — 0.2%
Spectrum Brands, Inc.(a)	51,084	1,203,028

Containers — 0.3%
AptarGroup, Inc.	48,279	2,404,777

Cosmetics & Soaps — 0.1%
Nature’s Sunshine Products, Inc.	16,447	382,228

Distribution/Wholesalers — 0.9%
Bell Microproducts, Inc. (Class “B” Stock)(a)	40,384	405,052
Castle (A.M) & Co.(a)	13,368	233,940
Peet’s Coffee & Tea, Inc.(a)	19,200	587,904
Scansource, Inc.(a)	17,485	852,219
SCP Pool Corp.	72,659	2,537,979
United Stationers, Inc.(a)	45,846	2,194,190

		6,811,284

Diversified Manufacturing Operations — 1.4%
Acuity Brands, Inc.(b)	61,236	1,816,872
Barnes Group, Inc.	23,774	852,536
Ceradyne, Inc.(a)	33,822	1,240,591
CLARCOR, Inc.	71,044	2,040,384
Griffon Corp.(a)(b)	35,774	880,040
Lydall, Inc.(a)	22,248	198,675
Masco Tech, Inc.(a)	64,600	0
Mueller Industries, Inc.	50,404	1,399,719
Smith (A.O.) Corp.	27,683	788,966
Standex International Corp.	15,285	402,454
Valmont Industries, Inc.	22,557	662,274

		10,282,511

Drugs & Medical Supplies — 5.8%
American Medical Systems Holdings, Inc.(a)	95,408	1,922,471
Arthrocare Corp.(a)(b)	34,056	1,369,732
Coherent, Inc.(a)	42,860	1,254,941
CONMED Corp.(a)	40,719	1,135,246
CryoLife, Inc.(a)(b)	29,627	205,908
Cyberonics, Inc.(a)(b)	30,179	900,541
Diagnostic Products Corp.	32,378	1,707,292
Enzo Biochem, Inc.(a)	37,620	577,843
Haemonetics Corp.(a)	36,295	1,725,101
Holologic, Inc.(a)	30,348	1,752,597
ICU Medical, Inc.(a)(b)	19,028	547,245
IDEXX Laboratories, Inc.(a)(b)	44,854	2,999,836
Integra LifeSciences Holdings(a)	25,233	965,415
Invacare Corp.	43,634	1,818,229

Medicis Pharmaceutical Corp. (Class “A” Stock)	74,875	$2,437,930
NBTY, Inc.(a)	76,795	1,804,683
Noven Pharmaceuticals, Inc.(a)	32,438	454,132
Osteotech, Inc.(a)	23,673	135,646
Owens & Minor, Inc.	54,915	1,611,755
PolyMedica Corp.	33,192	1,159,728
Possis Medical, Inc.(a)	23,756	260,366
Priority Healthcare Corp. (Class B)(a)	53,216	1,482,598
Regeneron Pharmaceuticals, Inc.(a)(b)	60,255	571,820
Resmed, Inc.(a)	48,467	3,860,397
Respironics, Inc.(a)	99,182	4,183,497
SFBC International, Inc.(a)	25,248	1,120,759
SurModics, Inc.(a)(b)	21,394	827,734
Sybron Dental Specialties, Inc.(a)	55,631	2,313,137
Viasys Healthcare, Inc.(a)(b)	43,513	1,087,390
Vital Signs, Inc.	7,826	360,700
Wilson Greatbatch Technologies, Inc.(a)	29,709	815,215

		43,369,884

Electrical Equipment — 1.0%
Allete, Inc.	41,304	1,892,136
Anixter International, Inc.(b)	44,298	1,786,538
Baldor Electric Co.	38,807	983,757
C&D Technologies, Inc.	34,922	328,616
Kulicke & Soffa Industries, Inc.(a)	71,538	518,651
MagneTek, Inc.(a)	39,346	132,989
Radisys Corp.(a)	27,756	538,466
Technitrol, Inc.	55,792	854,733
Vicor Corp.	26,488	401,293

		7,437,179

Electronic Components — 1.6%
Bel Fuse, Inc. (Class “B” Stock)	15,990	582,516
Cohu, Inc.	29,935	707,963
CTS Corp.	50,186	607,251
Cubic Corp.(b)	21,336	365,272
Cymer, Inc.(a)	48,864	1,530,420
Daktronics, Inc.	21,474	514,947
DSP Group, Inc.(a)	39,476	1,012,954
FLIR Systems, Inc.(a)	95,890	2,836,426
Microsemi Corp.(a)	86,329	2,204,843
Planar Systems, Inc.(a)	20,343	167,219
Rogers Corp.(a)	22,367	865,603
Supertex, Inc.(a)	15,990	479,540

		11,874,954

Electronics — 2.5%
Analogic Corp.	18,879	951,690
Artesyn Technologies, Inc.(a)	54,734	509,026
Audiovox Corp.(a)	26,120	365,158
Belden, Inc.	63,241	1,228,773
Benchmark Electronics, Inc.(a)	57,603	1,735,002
Checkpoint Systems, Inc.(a)	52,220	1,238,658
Dionex Corp.(a)	27,951	1,516,342
EDO Corp.	20,249	608,077
Electro Scientific Industries, Inc.(a)	39,481	882,795
Esterline Technologies, Corp.(a)	34,875	1,321,414
Helix Technology Corp.	35,990	530,853
Intermagnetics General Corp.(a)	35,583	994,189

Itron, Inc.(a)(b)	33,327	$1,521,711
Keithley Instruments, Inc.	19,635	286,671
Littelfuse, Inc.(a)	30,943	870,427
Methode Electronics, Inc. (Class “A” Stock)	51,471	592,946
Park Electrochemical Corp.	27,547	734,128
Phototronics, Inc.(a)	56,806	1,102,036
SBS Technologies, Inc.(a)	21,550	207,527
Sonic Solutions(a)	33,527	720,831
Ultratech Stepper, Inc.(a)	33,055	515,327
X-Rite, Inc.	25,286	313,546

		18,747,127

Energy — 1.3%
Advanced Energy Industries, Inc.(a)	38,896	418,521
Headwaters, Inc.(a)(b)	57,218	2,139,953
UGI Corp.	143,974	4,052,868
Unisource Energy Corp.	47,847	1,590,434
Veritas DGC, Inc.(a)(b)	46,655	1,708,506

		9,910,282

Engineering — 0.8%
EMCOR Group, Inc.(a)	21,396	1,268,783
Engineered Support Systems, Inc.	57,556	2,362,098
URS Corp.(a)	58,845	2,376,750

		6,007,631

Environmental Services — 0.7%
Tetra Tech, Inc.(a)	78,475	1,319,950
Tetra Technologies, Inc.(a)	46,984	1,466,856
Waste Connections, Inc.(a)(b)	64,645	2,267,747

		5,054,553

Exchange Traded Funds — 1.1%
iShares S&P SmallCap 600 Index(b)	146,459	8,459,471

Financial Services — 1.8%
Financial Federal Corp.(b)	24,094	958,941
Hudson United Bancorp	61,192	2,590,257
Investment Technology Group, Inc.(a)	57,918	1,714,373
Irwin Financial Corp.	24,373	496,965
MAF Bancorp, Inc.	37,909	1,554,269
Piper Jaffray Cos., Inc.(a)	27,531	822,076
PRG-Schultz International, Inc.(a)(b)	58,306	175,501
South Financial Group, Inc.	102,523	2,751,717
SWS Group, Inc.	21,472	352,141
UICI	48,269	1,737,684
World Acceptance Corp.(a)	25,642	651,563

		13,805,487

Food & Beverage — 1.9%
American Italian Pasta Co. (Class “A” Stock)(b)	25,372	270,466
Corn Products International, Inc.	103,044	2,078,397
Flowers Foods, Inc.	71,822	1,959,304
Hain Celestial Group, Inc.(a)	41,901	812,879
J & J Snack Foods Corp.	9,282	536,500
Lance, Inc.	41,231	719,893
Nash-Finch Co.	17,696	746,594

Performance Food Group Co.(a)	51,528	$1,626,224
Ralcorp Holdings, Inc.(a)	40,876	1,713,522
Sanderson Farms, Inc.	19,931	740,636
TreeHouse Foods, Inc.(a)	42,400	1,139,712
United Natural Foods, Inc.(a)(b)	56,496	1,997,699

		14,341,826

Furniture — 0.6%
Aaron Rents, Inc.	61,722	1,305,420
Bassett Furniture Industries, Inc.	16,164	300,974
Ethan Allen Interiors, Inc.	48,945	1,534,426
Interface, Inc.(a)	65,723	542,872
La-Z-Boy, Inc.(b)	71,355	941,172

		4,624,864

Healthcare — 3.1%
Amedisys, Inc.(a)(b)	21,498	838,422
American Healthways, Inc.(a)(b)	45,652	1,935,645
ArQule, Inc.(a)	48,434	379,238
Biolase Technology, Inc.(b)	31,641	225,600
Cooper Cos., Inc.	60,916	4,666,775
Datascope Corp.	16,921	524,889
Immucor, Inc.(a)	62,539	1,716,070
LabOne, Inc.(a)	24,147	1,050,395
LCA-Vision, Inc.	28,308	1,050,793
Mentor Corp.	51,757	2,847,153
Merit Medical Systems, Inc.(a)	37,041	657,107
NDCHealth Corp.	49,809	942,386
Pharmaceutical Product Development, Inc.	69,057	3,971,468
Sierra Health Services, Inc.(a)	34,984	2,409,348
Theragenics Corp.(a)	43,969	129,709

		23,344,998

Hospitals/Healthcare Management — 2.0%
AMERIGROUP Corp.(a)	70,767	1,353,065
AmSurg Corp.(a)	40,830	1,117,109
Biosite, Inc.(a)(b)	23,835	1,474,433
Centene Corp.(a)	58,549	1,465,481
DJ Orthopedics, Inc.(a)	30,037	869,271
Healthcare Services Group, Inc.	38,250	736,313
Kensey Nash Corp.(a)(b)	13,731	420,992
Odyssey Healthcare, Inc.(a)	47,520	806,414
Pediatrix Medical Group, Inc.(a)	32,732	2,514,472
Rehabcare Group, Inc.(a)	23,102	474,053
Sunrise Senior Living, Inc.(a)(b)	24,634	1,644,073
United Surgical Partners International, Inc.(a)	60,857	2,380,156

		15,255,832

Household And Personal Care Products — 0.1%
USANA Health Sciences, Inc.(a)(b)	14,002	667,895

Housing Related — 0.4%
Champion Enterprises, Inc.(a)	104,258	1,540,933
Fleetwood Enterprises, Inc.(a)(b)	77,727	956,042
National Presto Industries, Inc.	6,530	279,549
Skyline Corp.	9,343	379,700

		3,156,224

Human Resources — 0.7%
Administaff, Inc.(b)	30,241	$1,201,777
CDI Corp.	17,103	505,223
Cross Country Healthcare, Inc.(a)	28,859	535,623
Heidrick & Struggles International, Inc.(a)	25,681	831,551
Spherion Corp.(a)	83,700	636,120
Watson Wyatt & Co. Holdings	57,530	1,550,434

		5,260,728

Instrument - Controls — 0.5%
Advanced Neuromodulation Systems, Inc.(a)	27,700	1,314,642
BEI Technologies, Inc.	18,064	632,059
FEI Co.(a)	34,306	660,391
Woodward Governor Co.	13,603	1,156,935

		3,764,027

Insurance — 2.8%
Delphi Financial Group, Inc.	39,116	1,830,629
Fremont General Corp.	90,054	1,965,879
Hilb, Rogal & Hamilton Co.	49,163	1,834,763
Infinity Property & Casualty Corp.	28,503	1,000,170
LandAmerica Financial Group, Inc.	24,856	1,606,940
Philadelphia Consolidated Holding Corp.(a)	25,427	2,158,752
Presidential Life Corp.	29,497	530,946
ProAssurance Corp.(a)	42,721	1,993,789
RLI Corp.	29,492	1,364,300
SCPIE Holdings, Inc.(a)	13,681	195,638
Selective Insurance Group, Inc.	39,139	1,913,897
Stewart Information Services Corp.	25,001	1,280,051
United Fire & Casualty Co.	23,700	1,069,107
Zenith National Insurance Corp.	31,667	1,985,204

		20,730,065

Internet — 0.6%
Digital Insight Corp.(a)	46,927	1,222,918
Internet Security Systems, Inc.(a)	53,818	1,292,170
Napster, Inc.(a)(b)	60,330	241,320
Websense, Inc.(a)(b)	32,880	1,683,785

		4,440,193

Leisure — 1.9%
Argosy Gaming Co.(a)	40,803	1,917,333
Aztar Corp.(a)(b)	49,099	1,512,740
Bally Total Fitness Holding Corp.(a)	46,863	209,478
K2, Inc.(a)	65,530	747,042
Marcus Corp.	29,663	594,447
Multimedia Games, Inc.(a)(b)	37,336	362,533
Pinnacle Entertainment, Inc.(a)	56,140	1,029,046
Polaris Industries, Inc.	58,042	2,875,981
Shuffle Master, Inc.(a)(b)	47,979	1,268,085
Sturm Ruger & Co., Inc.	29,620	272,504
The Nautilus Group, Inc.	46,153	1,018,597
Winnebago Industries, Inc.(b)	45,330	1,313,210
WMS Industries, Inc.(a)(b)	31,346	881,763

		14,002,759

Machinery — 3.7%
Albany International Corp. (Class “A” Stock)	43,786	$1,614,390
Applied Industrial Technologies, Inc.	34,451	1,236,102
Astec Industries, Inc.(a)	23,783	675,199
ASV, Inc.(a)(b)	24,400	552,660
Cognex Corp.	64,753	1,947,123
Dril-Quip, Inc(a)	10,143	486,864
EnPro Industries, Inc.(a)	28,900	973,641
Gardner Denver, Inc.(a)	35,591	1,587,359
IDEX Corp.	71,107	3,025,603
JLG Industries, Inc.	70,251	2,570,484
Lindsay Manufacturing Co.	15,812	348,022
Manitowoc Co., Inc.	41,522	2,086,481
Milacron, Inc.(a)	68,712	122,307
Paxar Corp.(a)	50,326	847,993
Photon Dynamics, Inc.(a)	23,352	447,191
Regal-Beloit Corp.	40,032	1,298,638
Robbins & Myers, Inc.	15,865	356,645
Roper Industries, Inc.	117,924	4,633,234
Stewart & Stevenson Services, Co.	40,078	955,860
Toro Co.	57,957	2,130,499

		27,896,295

Manufacturing — 0.1%
JAKKS Pacific, Inc.(a)(b)	36,703	595,690

Media — 0.1%
4Kids Entertainment, Inc.(a)	17,948	312,116
Thomas Nelson, Inc.	14,967	280,781

		592,897

Metals - Ferrous — 2.4%
Aleris International, Inc.(a)	42,545	1,167,860
Carpenter Technology Corp.	30,094	1,763,809
Century Aluminum Co.(a)	31,399	705,850
Chaparral Steel Co.(a)	31,401	791,933
Cleveland-Cliffs, Inc.(b)	30,216	2,632,116
Commercial Metals Co.	80,036	2,700,415
Kaydon Corp.(b)	38,738	1,100,547
Material Sciences Corp.(a)	17,475	263,348
Maverick Tube Corp.(a)(b)	59,149	1,774,470
Quanex Corp.	34,875	2,309,423
Reliance Steel & Aluminum Co.	38,189	2,021,344
Steel Technologies, Inc.	15,249	395,407

		17,626,522

Metals - Non Ferrous — 0.3%
Brush Engineered Materials, Inc.(a)	26,451	420,042
RTI International Metal, Inc.(a)	31,482	1,238,817
Ryerson Tull, Inc.(b)	34,675	738,578
Wolverine Tube, Inc.(a)	20,638	154,785

		2,552,222

Mineral Resources — 0.8%
AMCOL International Corp.	30,208	576,067
Massey Energy Corp.(b)	105,951	5,410,918

		5,986,985

Miscellaneous Basic Industry — 1.4%
Apogee Enterprises, Inc.	38,296	$654,862
Armor Holdings, Inc.(a)	40,507	1,742,206
Briggs & Stratton Corp.	71,053	2,457,723
Lawson Products, Inc.	6,307	231,593
Libbey, Inc.	19,115	290,548
Meade Instruments Corp.(a)	23,339	62,082
Texas Industries, Inc.	31,301	1,702,774
Tredegar Industries, Inc.	38,293	498,192
Watsco, Inc.	32,488	1,725,438
Watts Waster Technologies (Class “A” Stock)	34,955	1,008,452

		10,373,870

Miscellaneous - Consumer Growth/Staple — 0.4%
Hughes Supply, Inc.	91,930	2,996,918

Networking — 0.3%
Aeroflex, Inc.(a)	102,846	962,639
C-COR.net Corp.(a)	65,847	444,467
Netgear, Inc.(a)	44,905	1,080,414

		2,487,520

Office Equipment & Supplies — 0.3%
Global Imaging Systems, Inc.(a)(b)	31,819	1,083,437
Imagistics International, Inc.(a)	21,271	890,191
Standard Register Co.	17,364	259,592

		2,233,220

Oil & Gas — 5.3%
Cabot Oil & Gas Corp. (Class “A” Stock)	67,406	3,404,677
Cascade Natural Gas Corp.	15,639	340,461
Cimarex Energy Co.(a)(b)	113,070	5,125,463
Frontier Oil Corp.	77,204	3,423,997
Laclede Group, Inc.	29,102	945,524
Lone Star Technologies, Inc.(a)	41,352	2,298,758
Northwest Natural Gas Co.	38,012	1,414,807
Penn Virginia Corp.	25,504	1,471,836
Petroleum Development Corp.(a)	22,880	877,219
Piedmont Natural Gas Co., Inc.(b)	105,447	2,654,101
Remington Oil & Gas Corp.(a)	32,384	1,343,936
Southern Union Co.(a)	134,960	3,477,922
Southwest Gas Corp.	52,734	1,444,384
Spinnaker Exploration Co.(a)	37,120	2,401,293
Swift Energy Co.(a)(b)	39,428	1,803,831
Unit Corp.(a)	63,212	3,494,359
Vintage Petroleum, Inc.	75,679	3,455,503

		39,378,071

Oil & Gas Services — 4.9%
Atwood Oceanics, Inc.(a)	18,394	1,548,959
Cal Dive International, Inc.(a)(b)	53,438	3,388,504
CARBO Ceramics, Inc.(b)	27,267	1,799,349
Energen Corp.	100,928	4,366,145
Hydril Co.(a)(b)	26,942	1,849,299
Input/Output, Inc.(a)(b)	96,734	771,937

New Jersey Resources Corp.	37,884	$1,741,906
Oceaneering International, Inc.(a)	36,183	1,932,534
Offshore Logistics, Inc.(a)	32,119	1,188,403
SEACOR Holdings, Inc.(a)	28,412	2,062,143
Southwestern Energy Co.(a)	110,638	8,120,828
St. Mary Land & Exploration Co.(b)	77,788	2,847,041
Stone Energy Corp.(a)	37,108	2,265,072
W-H Energy Services, Inc.(a)	38,690	1,254,330
World Fuel Services Corp.	37,200	1,207,140

		36,343,590

Paper & Forest Products — 1.0%
Brady Corp.	67,894	2,100,640
Buckeye Technologies, Inc.(a)	45,503	369,484
Caraustar Industries, Inc.(a)	39,583	434,621
Chesapeake Corp.	27,126	498,847
Neenah Paper, Inc.	20,327	595,581
Pope & Talbot, Inc.	22,376	228,459
Rock-Tenn Co. (Class “A” Stock)	42,896	647,730
Schwitzer-Manduit Int’l, Inc.	20,895	466,376
Universal Forest Products, Inc.	22,147	1,269,466
Wausau-Mosinee Paper Corp.	70,803	885,746

		7,496,950

Pharmaceuticals — 0.7%
Alpharma, Inc. (Class “A” Stock)	57,252	1,423,857
Bradley Pharmaceuticals, Inc.(a)(b)	19,104	208,616
Connetics Corp.(a)	48,118	813,675
Gentiva Health Services, Inc.(a)	32,043	580,619
MGI Pharma, Inc.(a)	99,128	2,310,674
Savient Pharmaceuticals, Inc.(a)	83,626	315,270

		5,652,711

Real Estate Investment Trusts — 3.5%
Acadia Realty Trust	43,305	779,057
Capital Automotive REIT	56,713	2,195,360
Colonial Properties Trust	61,183	2,721,420
Commercial Net Lease Realty	74,133	1,482,660
EastGroup Properties, Inc.	30,300	1,325,625
Entertainment Properties Trust	35,629	1,590,122
Essex Property Trust, Inc.	31,783	2,860,470
Gables Residential Trust	27,172	1,186,058
Glenborough Realty Trust, Inc.	49,902	958,118
Kilroy Realty Corp.	39,902	2,235,709
Lexington Corporate Properties Trust	71,370	1,680,764
New Century Financial Corp.(b)	77,668	2,817,018
Parkway Properties, Inc.	19,448	912,500
Shurgard Storage Center, Inc. (Class “A” Stock)	64,487	3,602,889

		26,347,770

Restaurants — 2.0%
CEC Entertainment, Inc.(a)	48,258	1,532,674
IHOP Corp.	26,924	1,096,884
Jack in the Box, Inc.(a)	48,937	1,463,706
Landry’s Restaurants, Inc.(b)	22,848	669,446
Lone Star Steakhouse & Saloon, Inc.	24,671	641,446
O’Charley’s, Inc.(a)	30,737	439,846
P.F. Chang’s China Bistro, Inc.(a)(b)	36,277	1,626,298

Papa John’s International, Inc.(a)	16,794	$841,715
Rare Hospitality International, Inc.(a)	46,765	1,201,861
Red Robin Gourmet Burgers, Inc.(a)	19,800	907,632
Ryan’s Restaurant Group, Inc.(a)	57,668	672,986
Sonic Corp.(a)(b)	82,485	2,255,965
The Steak N Shake Co.(a)	38,351	696,071
Triarc Cos., Inc. (Class “B” Stock)	74,568	1,138,653

		15,185,183

Retail — 6.1%
Arctic Cat, Inc.	17,896	367,584
Brown Shoe Co., Inc.	25,398	838,134
Building Materials Holdings Corp.	19,598	1,826,338
Burlington Coat Factory Warehouse Corp.	22,831	868,491
Caseys Gen. Stores, Inc.	69,195	1,605,324
Cash America International, Inc.	40,234	834,856
Christopher & Banks Corp.	49,341	684,360
Cost Plus, Inc.(a)	30,335	550,580
Dress Barn, Inc.(a)(b)	30,412	692,177
Electronics Boutique Holdings Corp.(a)	16,062	1,009,336
Fred’s, Inc.	54,789	685,410
GameStop Corp. (Class “B” Stock)(a)	71,449	2,028,437
Goody’s Family Clothing, Inc.	27,315	206,775
Great Atlantic & Pacific Tea Co., Inc.(a)(b)	23,319	661,327
Group 1 Automotive, Inc.(a)	29,316	809,122
Guitar Center, Inc.(a)(b)	35,771	1,974,917
Hancock Fabrics, Inc.	26,273	176,817
Haverty Furniture Cos., Inc.	31,257	382,273
Hibbett Sporting Goods, Inc.(a)	49,123	1,092,987
HOT Topic, Inc.(a)	62,264	956,375
J. Jill Group, Inc.(a)	27,906	441,473
Jo-Ann Stores, Inc.(a)	31,903	551,922
K-Swiss, Inc.	35,653	1,054,259
Linens’ n Things, Inc.(a)(b)	62,420	1,666,614
Longs Drug Stores Corp.	36,740	1,575,779
Movie Gallery, Inc.(b)	35,249	366,237
Panera Bread Co. (Class “A” Stock)(a)(b)	42,682	2,184,465
Pep Boys-Manny, Moe & Jack	74,444	1,030,305
Quiksilver, Inc.(a)(b)	161,506	2,333,762
Russ Berrie & Co., Inc.	16,284	229,930
School Specialty, Inc.(a)	31,557	1,539,350
Select Comfort Corp.(a)(b)	49,642	991,847
Shopko Stores, Inc.(a)	41,641	1,062,678
Stage Stores, Inc.	37,778	1,015,095
Stein Mart, Inc.	36,793	746,898
Stride Rite Corp.	49,884	639,513
The Cato Corp.	43,161	860,199
The Children’s Place Retail Stores, Inc.(a)(b)	29,440	1,049,242
The Gymboree Corp.(a)	43,173	588,880
The Men’s Wearhouse, Inc.(a)	74,274	1,983,116
Too, Inc.(a)	45,395	1,245,185
Tractor Supply Co.(a)	45,853	2,093,189
Zale Corp.(a)	70,459	1,915,076

		45,416,634

Semiconductors — 1.4%
ATMI, Inc.(a)	51,896	1,608,776
Axcelis Technologies, Inc.(a)	138,418	722,542
Brooks Automation, Inc.(a)(b)	62,565	833,991
ESS Technology, Inc.(a)	48,775	173,151

Exar Corp.(a)(b)	48,108	$674,474
Kopin Corp.(a)	94,978	660,097
Pericom Semiconductor Corp.(a)	36,338	321,228
Power Integrations, Inc.(a)	40,568	882,354
Rudolph Technologies, Inc.(a)	19,548	263,312
Skyworks Solutions, Inc.(a)	218,198	1,531,750
Varian Semiconductor Equipment Associates, Inc.(a)	51,273	2,172,437
Veeco Instruments, Inc.(a)(b)	36,701	588,684

		10,432,796

Software — 3.1%
Altiris, Inc.(a)	31,576	482,797
Ansys, Inc.(a)	43,809	1,686,208
Captaris, Inc.(a)	39,498	148,512
Catapult Communications Corp.(a)	14,100	258,594
EPIQ Systems, Inc.(a)	17,541	382,745
Gerber Scientific, Inc.(a)	30,750	241,080
Global Payments, Inc.	45,245	3,516,441
Hyperion Solutions Corp.(a)	55,204	2,685,675
Inter-Tel, Inc.	28,681	602,301
JDA Software Group, Inc.(a)	39,263	596,012
ManTech International Corp.(a)	24,471	646,279
Mapinfo Corp.(a)	28,449	348,500
MICROS Systems, Inc.(a)	52,922	2,315,338
MRO Software, Inc.(a)	29,704	500,215
NYFIX, Inc.(a)(b)	40,218	232,058
PC-Tel, Inc.(a)	29,187	274,358
SERENA Software, Inc.(a)	39,635	789,926
SPSS, Inc.(a)	22,063	529,512
SS&C Technologies, Inc.	23,700	868,368
Take-Two Interactive Software, Inc.(a)(b)	97,572	2,155,365
THQ, Inc.(a)(b)	85,410	1,820,941
Verity, Inc.(a)	51,787	549,978
WebEx Communications, Inc.(a)	47,737	1,170,034
Zix Corp.(a)(b)	38,824	77,648

		22,878,885

Supermarkets — 0.3%
Kronos, Inc.(a)(b)	43,738	1,952,464

Telecommunications — 1.0%
Applied Signal Technology, Inc.	15,735	300,224
Commonwealth Telephone Enterprises, Inc.	29,991	1,130,661
Comtech Telecommunications Corp.(a)	26,600	1,103,102
Digi International, Inc.(a)	27,993	300,365
Ditech Communications Corp.(a)	44,300	298,582
General Communication, Inc. (Class “A” Stock)(a)	64,326	636,827
Harmonic Inc.(a)	101,271	589,397
Intrado, Inc.(a)	24,335	438,760
j2 Global Communications, Inc.(a)(b)	33,761	1,364,620
Network Equipment Technologies, Inc.(a)	34,073	157,077
Symmetricom, Inc.(a)	63,897	494,563
Tollgrade Communications, Inc.(a)	18,132	153,397
ViaSat, Inc.(a)	30,846	791,200

		7,758,775

Textiles — 0.5%
Angelica Corp.	12,747	227,534
Ashworth, Inc.(a)	19,187	131,047

G & K Services, Inc.	29,071	$1,145,107
Haggar Corp.	7,484	212,770
Kellwood Co.	38,336	990,986
Oxford Industries, Inc.	19,277	869,778

		3,577,222

Timber — 0.1%
Deltic Lumber Corp.	16,925	779,396

Tobacco — 0.1%
Alliance One International, Inc.	119,272	422,223

Transportation — 0.7%
EGL, Inc.(a)(b)	54,034	1,467,023
Kansas City Southern Industries, Inc.(a)	112,966	2,633,237
Old Dominion Freight Line, Inc.(a)	26,000	870,740
Pegasus Solutions, Inc.(a)	24,226	217,549

		5,188,549

Trucking/Shipping — 2.0%
Arkansas Best Corp.(b)	35,035	1,221,670
Forward Air Corp.	43,537	1,603,903
Heartland Express, Inc.	62,018	1,261,446
Kirby Corp.(a)(b)	34,701	1,715,270
Knight Transportation, Inc.	52,428	1,277,146
Landstar System, Inc.	80,688	3,229,941
Monaco Coach Corp.	36,494	537,922
Oskosh Truck Corp. (Class “B” Stock)	100,991	4,358,772

		15,206,070

Utilities - Electric — 1.3%
Atmos Energy Corp.	110,714	3,127,671
Avista Corp.	66,807	1,296,056
Central Vermont Public Service Corp.	16,887	295,523
CH Energy Group, Inc.	18,642	885,122
Cleco Corp.	68,782	1,621,880
EL Paso Electric Co.(a)	65,969	1,375,454
Green Mountain Power Corp.	7,136	234,988
UIL Holding Corp.	17,836	933,001

		9,769,695

Utility - Water — 0.1%
American States Water Co.	23,072	771,989

TOTAL LONG-TERM INVESTMENTS (cost $523,044,002)		746,343,407

SHORT-TERM INVESTMENTS — 15.5%
	Principal Amount (000)
U.S. Government Agency Obligation
United States Treasury Bills(e)(f) 3.38%, 12/15/05 (cost $208,512)	$210	$208,621

	Shares
Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series(c)(d) (cost $115,845,822)	115,845,822	$115,845,822

TOTAL SHORT-TERM INVESTMENTS (cost $116,054,334)		116,054,443

TOTAL INVESTMENTS — 115.3% (cost $639,098,336)(h)		862,397,850

LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (15.3%)		(114,764,073)

NET ASSETS — 100.0%		$747,633,777

ADR	– American Depository Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $108,833,188; cash collateral of $112,697,841 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at September 30, 2005

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation
Long Positions:
4	S&P MidCap 400 Index	Dec 05	$1,430,264	$1,441,400	$11,136
17	S&P Mid 400 E-mini Index	Dec 05	1,201,950	1,225,190	23,240

					$34,376

(h)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$644,884,807	$268,433,957	$50,920,914	$217,513,043

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

STOCK INDEX PORTFOLIO

September 30, 2005

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Advertising — 0.1%
Omnicom Group, Inc.(b)	51,800	$4,332,034

Aerospace — 1.9%
Boeing Co.(b)	233,636	15,875,566
General Dynamics Corp.	57,500	6,874,125
L-3 Communications Holdings, Inc.	31,700	2,506,519
Lockheed Martin Corp.	115,198	7,031,686
Northrop Grumman Corp.(b)	107,526	5,844,038
Raytheon Co.	128,318	4,878,650
Rockwell Collins, Inc.	49,100	2,372,512
United Technologies Corp.	288,600	14,961,024

		60,344,120

Airlines — 0.1%
Southwest Airlines Co.	206,437	3,065,589

Apparel — 0.2%
Jones Apparel Group, Inc.	37,400	1,065,900
NIKE, Inc. (Class “B” Stock)	60,100	4,908,968
Reebok International, Ltd.	11,000	622,270

		6,597,138

Autos - Cars & Trucks — 0.8%
Cummins, Inc.	12,400	1,091,076
Dana Corp.	37,894	356,583
Delphi Automotive Systems Corp.	154,044	425,161
Ford Motor Co.(b)	519,345	5,120,742
General Motors Corp.(b)	160,800	4,922,088
Genuine Parts Co.	49,225	2,111,753
Harley-Davidson, Inc.	81,500	3,947,860
Johnson Controls, Inc.	54,100	3,356,905
Navistar International Corp.(a)	22,900	742,647
PACCAR, Inc.	51,435	3,491,922
Visteon Corp.	42,964	420,188

		25,986,925

Banks and Savings & Loans — 6.0%
AmSouth Bancorporation(b)	104,300	2,634,618
Bank of New York Co., Inc.	215,700	6,343,737
BankAmerica Corp.(b)	1,149,012	48,373,405
Capital One Financial Corp.(b)	80,000	6,361,600
Comerica, Inc.(b)	49,750	2,930,275
Compass Bancshares, Inc.	33,800	1,549,054
Fifth Third Bancorp	151,549	5,566,395
First Horizon National Corp.(b)	35,900	1,304,965
Golden West Financial Corp.(b)	80,000	4,751,200
Huntington Bancshares, Inc.(b)	60,875	1,367,861

KeyCorp	118,500	$3,821,625
M&T Bank Corp.(b)	28,000	2,959,880
Mellon Financial Corp.	116,100	3,711,717
National City Corp.(b)	178,100	5,955,664
North Fork Bancorporation, Inc.(b)	140,850	3,591,675
Northern Trust Corp.(b)	60,700	3,068,385
PNC Financial Services Group	81,100	4,705,422
Providian Financial Corp.(a)(b)	87,900	1,554,072
Regions Financial Corp.	129,337	4,024,967
Sovreign Bancorp, Inc.	105,800	2,331,832
State Street Corp.	92,700	4,534,884
Suntrust Banks, Inc.	99,900	6,938,055
Synovus Financial Corp.	85,100	2,358,972
U.S. Bancorp	527,181	14,803,242
Wachovia Corp.	426,585	20,301,180
Wells Fargo & Co.	478,660	28,035,116
Zions Bancorporation	27,700	1,972,517

		195,852,315

Chemicals — 1.1%
Air Products and Chemicals, Inc.	64,500	3,556,530
Dow Chemical Co.	270,461	11,270,110
Du Pont (E.I.) de Nemours & Co.	279,391	10,943,745
Eastman Chemical Co.	22,400	1,052,128
Engelhard Corp.	36,775	1,026,390
Hercules, Inc.(a)	27,900	340,938
Praxair, Inc.	89,400	4,284,942
Rohm and Haas Co.(b)	55,200	2,270,376
Sigma-Aldrich Corp.	19,200	1,229,952

		35,975,113

Commercial Services — 0.8%
Cendant Corp.	300,218	6,196,500
Cintas Corp.(b)	41,200	1,691,260
Convergys Corp.(a)	43,900	630,843
eBay, Inc.(a)(b)	315,200	12,986,240
Equifax, Inc.	41,300	1,443,022
Fiserv, Inc.(a)	54,900	2,518,263
Monster Worldwide, Inc.(a)(b)	32,900	1,010,359

		26,476,487

Computers — 3.4%
Apple Computer, Inc.(a)	225,700	12,099,777
Automatic Data Processing, Inc.(b)	160,500	6,907,920
Citrix Systems, Inc.(a)	46,800	1,176,552
Comverse Technology, Inc.(a)	40,600	1,066,562
Dell, Inc.(a)	677,300	23,163,660
Hewlett-Packard Co.(b)	821,816	23,997,027
International Business Machines Corp.	457,900	36,732,738
Sun Microsystems, Inc.(a)	866,600	3,397,072

		108,541,308

Computer Services — 5.8%
Adobe Systems, Inc.	132,000	3,940,200
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	37,700	2,058,420
Autodesk, Inc.	61,700	2,865,348
Avaya, Inc.(a)	129,408	1,332,902
BMC Software, Inc.(a)	63,300	1,335,630

Cisco Systems, Inc.(a)	1,791,100	$32,114,423
Computer Associates International, Inc.	147,473	4,101,224
Computer Sciences Corp.(a)(b)	53,900	2,550,009
Compuware Corp.(a)	108,600	1,031,700
EMC Corp.(a)	680,974	8,811,804
First Data Corp.	217,604	8,704,160
Gateway, Inc.(a)	86,800	234,360
Intuit, Inc.(a)(b)	51,100	2,289,791
Lexmark International, Inc.(a)	37,414	2,284,125
Mercury Interactive Corp.(a)	14,000	554,400
Micron Technology, Inc.(a)(b)	137,900	1,834,070
Microsoft Corp.	2,630,500	67,682,764
NCR Corp.(a)(b)	51,800	1,652,938
Network Appliance, Inc.(a)(b)	107,300	2,547,302
Novell, Inc.(a)(b)	106,100	790,445
NVIDIA Corp.(a)	44,700	1,532,316
Oracle Corp.(a)	1,115,020	13,815,098
Parametric Technology Corp.(a)	81,800	570,146
Siebel Systems, Inc.	104,900	1,083,617
Symantec Corp.(a)	316,411	7,169,883
Symbol Technologies, Inc.	67,400	652,432
Unisys Corp.(a)	67,000	444,880
Yahoo!, Inc.(a)	365,900	12,382,056

		186,366,443

Construction — 0.4%
Centex Corp.(b)	36,600	2,363,628
D.R. Horton, Inc.	70,200	2,542,644
Fluor Corp.	23,500	1,512,930
KB HOME(b)	21,932	1,605,422
Pulte Corp.	65,800	2,824,136
Vulcan Materials Co.	28,200	2,092,722

		12,941,482

Containers — 0.1%
Ball Corp.(b)	33,000	1,212,420
Bemis Co., Inc.(b)	25,900	639,730
Pactiv Corp.(a)	43,900	769,128

		2,621,278

Cosmetics & Soaps — 2.2%
Alberto-Culver Co., (Class “B” Stock)	21,100	944,225
Avon Products, Inc.(b)	134,100	3,620,700
Clorox Co.(b)	43,900	2,438,206
Colgate-Palmolive Co.(b)	146,700	7,744,293
Gillette Co.	257,100	14,963,220
International Flavors & Fragrances, Inc.	25,200	898,128
Procter & Gamble Co.(b)	689,008	40,968,416

		71,577,188

Diversified Consumer Products — 1.4%
Altria Group, Inc.	582,000	42,899,220
Eastman Kodak Co.(b)	81,000	1,970,730

		44,869,950

Diversified Manufacturing Operations — 3.3%
American Standard Cos., Inc.	50,900	$2,369,395
Cooper Industries Ltd. (Class “A” Stock)	25,000	1,728,500
General Electric Co.	2,994,100	100,811,346

		104,909,241

Diversified Office Equipment — 0.1%
Avery Dennison Corp.	27,600	1,445,964
Pitney Bowes, Inc.	65,500	2,733,970

		4,179,934

Diversified Operations — 0.2%
Corning, Inc.(a)(b)	406,400	7,855,712

Drugs & Medical Supplies — 9.1%
Abbott Laboratories	437,900	18,566,960
Allergan, Inc.(b)	43,500	3,985,470
AmerisourceBergen Corp.(b)	31,200	2,411,760
Bard (C.R.), Inc.	29,800	1,967,694
Bausch & Lomb, Inc.	16,100	1,298,948
Baxter International, Inc.	178,500	7,116,795
Becton Dickinson & Co.	71,000	3,722,530
Biogen Idec, Inc.(a)(b)	95,425	3,767,379
Biomet, Inc.(b)	70,525	2,447,923
Boston Scientific Corp.(a)(b)	191,400	4,473,018
Bristol-Myers Squibb Co.	550,260	13,239,256
Cardinal Health, Inc.	122,075	7,744,438
Genzyme Corp.(a)(b)	68,300	4,893,012
Guidant Corp.	89,600	6,172,544
Hospira, Inc.(a)	42,820	1,754,335
Johnson & Johnson Co.	846,871	53,589,996
King Pharmaceuticals, Inc.(a)	71,633	1,101,716
Laboratory Corp. of America Holdings(a)(b)	37,600	1,831,496
Lilly (Eli) & Co.	319,500	17,099,640
Medtronic, Inc.(b)	341,300	18,300,506
Merck & Co., Inc.	626,100	17,036,181
Mylan Laboratories, Inc.	59,900	1,153,674
Pfizer, Inc.	2,116,208	52,841,714
Quest Diagnostics, Inc.	53,800	2,719,052
Schering-Plough Corp.	414,300	8,721,015
St. Jude Medical, Inc.(a)	99,600	4,661,280
Stryker Corp.	96,400	4,765,052
Watson Pharmaceuticals, Inc.(a)(b)	31,400	1,149,554
Wyeth	381,900	17,670,513
Zimmer Holdings, Inc.(a)	67,286	4,635,333

		290,838,784

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	45,100	2,994,189

Electrical Services — 0.4%
American Power Conversion	52,500	1,359,750
Rockwell Automation, Inc.(b)	51,800	2,740,220
TXU Corp.	67,506	7,620,077
Xcel Energy, Inc.	109,495	2,147,197

		13,867,244

Electronics — 4.2%
Advanced Micro Devices, Inc.(a)(b)	96,000	$2,419,200
Altera Corp.(a)(b)	106,700	2,039,037
Analog Devices, Inc.(b)	93,900	3,487,446
Applied Materials, Inc.	439,400	7,452,224
Applied Micro Circuits Corp.(a)(b)	88,000	264,000
Broadcom Corp.(a)	84,900	3,982,659
Electronic Arts, Inc.(a)	78,600	4,471,554
Electronic Data Systems Corp.(b)	134,300	3,013,692
Emerson Electric Co.	116,800	8,386,240
Fisher Scientific International, Inc.(a)(b)	27,600	1,712,580
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	107,446	2,533,577
Intel Corp.	1,756,800	43,305,120
Jabil Circuit, Inc.(a)	54,600	1,688,232
JDS Uniphase Corp.(a)(b)	384,100	852,702
KLA-Tencor Corp.	55,900	2,725,684
Linear Technology Corp.(b)	88,100	3,311,679
LSI Logic Corp.(a)	110,800	1,091,380
Maxim Integrated Products, Inc.	86,000	3,667,900
Molex, Inc.	40,500	1,080,540
National Semiconductor Corp.	101,600	2,672,080
Novellus Systems, Inc.(a)	40,000	1,003,200
Perkin Elmer, Inc.	31,000	631,470
Pinnacle West Capital Corp.	26,000	1,146,080
PMC-Sierra, Inc.(a)	48,800	429,928
PPL Corp.	110,000	3,556,300
QLogic Corp.(a)	25,900	885,780
RadioShack Corp.(b)	43,660	1,082,768
Sanmina - SCI Corp.(a)	150,600	646,074
Solectron Corp.(a)	282,000	1,102,620
Tektronix, Inc.	18,300	461,709
Teradyne, Inc.(a)	30,800	508,200
Texas Instruments, Inc.	482,400	16,353,360
Waters Corp.(a)(b)	34,100	1,418,560
Xerox Corp.(a)(b)	270,892	3,697,676
Xilinx, Inc.	84,200	2,344,970

		135,426,221

Financial Services — 8.4%
Ambac Financial Group, Inc.(b)	30,000	2,161,800
American Express Co.	348,000	19,989,120
Bear Stearns Cos., Inc.(b)	32,410	3,556,998
CIT Group, Inc.	56,700	2,561,706
Citigroup, Inc.	1,469,476	66,890,547
Countrywide Financial Corp.(b)	166,198	5,481,210
E*TRADE Financial Corp.(a)	106,800	1,879,680
Fannie Mae	273,300	12,249,306
Federated Investors, Inc. (Class “B” Stock)	26,600	883,918
Franklin Resources, Inc.	48,100	4,038,476
Freddie Mac	194,300	10,970,178
Goldman Sachs Group, Inc.	129,100	15,695,978
H&R Block, Inc.(b)	92,600	2,220,548
Janus Capital Group, Inc.(b)	62,600	904,570
J.P. Morgan Chase & Co.	1,004,185	34,071,997
Lehman Brothers Holdings, Inc.	79,900	9,306,752
Marshall & Ilsley Corp.(b)	62,900	2,736,779
MBNA Corp.	357,752	8,815,009
Merrill Lynch & Co., Inc.	268,500	16,472,475
Moody’s Corp.(b)	78,520	4,010,802
Morgan Stanley	307,410	16,581,695
Paychex, Inc.(b)	103,650	3,843,342

Schwab (Charles) Corp.	324,100	$4,676,763
SLM Corp.(b)	117,900	6,324,156
T. Rowe Price Group, Inc.	36,000	2,350,800
Washington Mutual, Inc.(b)	249,422	9,782,331

		268,456,936

Food & Beverage — 3.6%
Anheuser-Busch Cos., Inc.(b)	222,100	9,559,184
Archer-Daniels-Midland Co.	172,138	4,244,923
Brown-Forman Corp. (Class “B” Stock)	18,200	1,083,628
Campbell Soup Co.	66,100	1,966,475
Coca-Cola Co.	595,700	25,728,283
Coca-Cola Enterprises, Inc.(b)	103,200	2,012,400
ConAgra Foods, Inc.	145,300	3,596,175
Constellation Brands, Inc. (Class “A” Stocks)(a)(b)	43,200	1,123,200
General Mills, Inc.(b)	103,900	5,007,980
Heinz (H.J.) & Co.	100,850	3,685,059
Hershey Foods Corp.	59,100	3,327,921
Kellogg Co.	82,600	3,810,338
McCormick & Co., Inc.	36,300	1,184,469
Molson Coors Brewing Co. (Class “B” Stock)	18,000	1,152,180
Monsanto Co.	69,198	4,342,175
Pepsi Bottling Group, Inc.(b)	55,200	1,575,960
PepsiCo, Inc.(b)	471,440	26,735,362
Sara Lee Corp.	216,300	4,098,885
Sysco Corp.(b)	180,600	5,665,422
Tyson Foods, Inc., (Class “A” Stock)	51,800	934,990
Wrigley (William) Jr. Co.	52,900	3,802,452

		114,637,461

Forest Products — 0.5%
Georgia-Pacific Corp.	74,239	2,528,580
International Paper Co.(b)	123,267	3,673,357
Louisiana-Pacific Corp.	31,000	858,390
MeadWestvaco Corp.(b)	48,289	1,333,742
Plum Creek Timber Co., Inc.	52,200	1,978,902
Temple-Inland, Inc.	26,600	1,086,610
Weyerhaeuser Co.(b)	67,700	4,654,375

		16,113,956

Gas Pipelines — 0.3%
Cinergy Corp.(b)	53,539	2,377,667
Peoples Energy Corp.	11,400	448,932
Sempra Energy	70,054	3,296,741
Williams Cos., Inc.	162,000	4,058,100

		10,181,440

Hospitals/Healthcare Management — 3.8%
Aetna, Inc.	82,624	7,117,231
Agilent Technologies, Inc.(a)	131,113	4,293,951
Amgen, Inc.(a)	354,464	28,240,147
Applera Corp. - Applied Biosystems Group	56,800	1,320,032
Caremark Rx, Inc.(a)	132,500	6,615,725
Chiron Corp.(a)	35,000	1,526,700
Coventry Health Care, Inc.(a)	26,500	2,279,530

Express Scripts, Inc.(a)(b)	35,900	$2,232,980
Forest Laboratories, Inc.(a)	95,800	3,733,326
Gilead Sciences, Inc.(a)	121,200	5,909,712
HCA, Inc.	123,298	5,908,440
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,556,061
Humana, Inc.(a)	46,100	2,207,268
IMS Health, Inc.	60,120	1,513,220
Manor Care, Inc.(b)	22,950	881,510
McKesson Corp.	81,107	3,848,527
Medco Health Solutions, Inc.(a)(b)	78,396	4,298,453
MedImmune, Inc.(a)(b)	68,200	2,294,930
Millipore Corp.(a)	14,200	893,038
Tenet Healthcare Corp.(a)(b)	127,100	1,427,333
UnitedHealth Group, Inc.	367,000	20,625,400
WellPoint, Inc.(a)	169,400	12,843,908

		121,567,422

Household Products and Personal Care — 0.3%
Acco Brands Corp.(a)	1	20
Kimberly-Clark Corp.(b)	136,588	8,131,084
Leggett & Platt, Inc.	54,900	1,108,980

		9,240,084

Housing Related — 0.3%
Masco Corp.	124,400	3,816,592
Maytag Corp.	21,800	398,068
Newell Rubbermaid, Inc.(b)	72,249	1,636,440
Stanley Works	22,400	1,045,632
Whirlpool Corp.	19,300	1,462,361

		8,359,093
Human Resources — 0.1%
Robert Half International, Inc.	45,800	1,630,022

Insurance — 4.4%
ACE, Ltd.	82,000	3,859,740
AFLAC, Inc.	140,200	6,351,060
Allstate Corp.	192,488	10,642,662
American International Group, Inc.	728,187	45,118,467
Aon Corp.(b)	87,125	2,794,970
Chubb Corp.	58,400	5,229,720
CIGNA Corp.	41,000	4,832,260
Cincinnati Financial Corp.	45,628	1,911,357
Hartford Financial Services Group, Inc.	89,100	6,875,847
Jefferson-Pilot Corp.	39,418	2,017,019
Lincoln National Corp.(b)	47,700	2,481,354
Loews Corp.	41,000	3,788,810
Marsh & McLennan Cos., Inc.	140,800	4,278,912
MBIA, Inc.(b)	38,550	2,336,901
MetLife, Inc.(b)	208,200	10,374,606
MGIC Investment Corp.	32,900	2,112,180
Principal Financial Group, Inc.(b)	84,400	3,998,028
Progressive Corp.	55,700	5,835,689
SAFECO Corp.	37,500	2,001,750
St. Paul Cos., Inc.(b)	191,598	8,597,002
Torchmark Corp.	30,000	1,584,900

UnumProvident Corp.(b)	80,456	$1,649,348
XL Capital Ltd., (Bermuda) (Class “A” Stock)	40,600	2,762,018

		141,434,600

Leisure — 1.1%
Brunswick Corp.(b)	26,400	996,072
Carnival Corp.(b)	125,600	6,277,488
Disney (Walt) Co.	576,901	13,920,621
Harrah’s Entertainment, Inc.(b)	44,650	2,910,734
Hilton Hotels Corp.(b)	96,800	2,160,576
Marriott International, Inc. (Class “A” Stock)	58,600	3,691,800
Sabre Group Holdings, Inc. (Class “A” Stock)(b)	42,419	860,257
Starwood Hotels & Resorts Worldwide, Inc.	53,300	3,047,161

		33,864,709

Machinery — 0.9%
Caterpillar, Inc.(b)	192,800	11,327,000
Deere & Co.	70,700	4,326,840
Dover Corp.	59,700	2,435,163
Eaton Corp.	45,500	2,891,525
Ingersoll-Rand Co., (Class “A” Stock)	97,900	3,742,717
Parker-Hannifin Corp.	32,325	2,078,821
Snap-on, Inc.	12,300	444,276
Thermo Electron Corp.(a)	46,400	1,433,760

		28,680,102

Media — 3.0%
Clear Channel Communications, Inc.	144,800	4,762,472
Comcast Corp. (Class “A” Stock)(a)(b)	622,730	18,295,807
Dow Jones & Co., Inc.	17,400	664,506
Gannett Co., Inc.(b)	70,400	4,845,632
Interpublic Group of Cos., Inc.(a)(b)	83,200	968,448
Knight-Ridder, Inc.(b)	20,900	1,226,412
McGraw-Hill, Inc.	106,200	5,101,848
Meredith Corp.	13,800	688,482
New York Times Co. (Class “A” Stock)	41,900	1,246,525
News Corp. ( Class “A” Stock)	702,000	10,944,180
R. R. Donnelley & Sons, Co.	63,600	2,357,652
Time Warner, Inc.	1,311,120	23,744,383
Tribune Co.(b)	84,700	2,870,483
Univision Communications, Inc. (Class “A” Stock)(a)(b)	81,400	2,159,542
Viacom, Inc. (Class “B” Stock)	466,136	15,387,149

		95,263,521

Metals - Ferrous — 0.2%
Allegheny Technologies, Inc.	31,340	970,913
Nucor Corp.	43,600	2,571,964
United States Steel Corp.(b)	31,540	1,335,719

		4,878,596

Metals - Non Ferrous — 0.2%
Alcoa, Inc.	244,176	$5,962,778

Mineral Resources — 0.4%
Burlington Resources, Inc.	109,034	8,866,645
Phelps Dodge Corp.	27,828	3,615,692

		12,482,337

Miscellaneous - Basic Industry — 2.0%
AES Corp.(a)	176,100	2,893,323
BB&T Corp.(b)	158,500	6,189,425
Danaher Corp.	77,400	4,166,442
Ecolab, Inc.	62,800	2,005,204
Fortune Brands, Inc.(b)	36,400	2,960,412
Honeywell International, Inc.	242,850	9,106,875
Illinois Tool Works, Inc.	67,600	5,565,508
International Game Technology(b)	79,000	2,133,000
ITT Industries, Inc.(b)	25,000	2,840,000
Pall Corp.	23,600	649,000
PPG Industries, Inc.(b)	49,700	2,941,743
Sealed Air Corp.(a)	20,910	992,389
Textron, Inc.	38,100	2,732,532
Tyco International, Ltd.	571,443	15,914,688
W.W. Grainger, Inc.	23,300	1,466,036

		62,556,577

Miscellaneous Consumer Growth/Staples — 0.6%
3M Co.	218,300	16,014,488
Black & Decker Corp.	23,900	1,961,951

		17,976,439

Oil & Gas — 5.9%
Amerada Hess Corp.(b)	24,700	3,396,250
Anadarko Petroleum Corp.	68,163	6,526,607
Ashland, Inc.	18,600	1,027,464
ChevronTexaco Corp.	645,893	41,808,651
El Paso Corp.(b)	176,311	2,450,723
EOG Resources, Inc.	65,400	4,898,460
Exxon Mobil Corp.	1,797,870	114,236,659
Kerr-McGee Corp.	33,089	3,213,273
Marathon Oil Corp.(b)	103,697	7,147,837
Murphy Oil Corp.	43,100	2,149,397
NICOR, Inc.	14,200	596,826
Sunoco, Inc.	37,000	2,893,400

		190,345,547

Oil & Gas Exploration/Production — 1.6%
ConocoPhillips	395,794	27,669,959
Devon Energy Corp.(b)	133,200	9,142,848
Occidental Petroleum Corp.	112,100	9,576,703
XTO Energy, Inc.	100,000	4,532,000

		50,921,510

Oil & Gas Services — 2.3%
Apache Corp.	92,550	6,961,611
Baker Hughes, Inc.	98,030	5,850,430

B.J. Services Co.(b)	87,400	$3,145,526
Halliburton Co.	143,400	9,825,768
Kinder Morgan, Inc.(b)	31,300	3,009,808
Nabors Industries, Ltd. (Barbados)(a)	43,400	3,117,422
National-Oilwell Varco, Inc.(a)(b)	41,200	2,710,960
Noble Corp.	36,800	2,519,328
PG&E Corp.	104,600	4,105,550
Rowan Cos., Inc.	28,700	1,018,563
Schlumberger Ltd.	168,200	14,192,716
Transocean, Inc.(a)	93,133	5,709,984
Valero Energy Corp.(b)	84,800	9,587,488
Weatherford International, Ltd.(a)	35,400	2,430,564

		74,185,718

Precious Metals — 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	50,800	2,468,372
Newmont Mining Corp.(b)	119,503	5,636,957

		8,105,329

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	104,626	6,256,635
CSX Corp.	62,912	2,924,150
Norfolk Southern Corp.	112,500	4,563,000
Union Pacific Corp.	71,700	5,140,890

		18,884,675

Real Estate Investment Trust — 0.6%
Apartment Investment & Management Co. (Class “A” Stock)	24,700	957,866
Archstone-Smith Trust	53,900	2,148,993
Equity Office Properties Trust	103,500	3,385,485
Equity Residential Properties Trust	78,000	2,952,300
ProLogis	60,100	2,663,031
Public Storage, Inc.	20,000	1,340,000
Simon Property Group, Inc.(b)	56,900	4,217,428
Vornado Realty Trust	29,400	2,546,628

		20,211,731

Restaurants — 0.6%
Darden Restaurants, Inc.	44,150	1,340,836
McDonald’s Corp.	358,900	12,019,561
Wendy’s International, Inc.(b)	22,700	1,024,905
Yum! Brands, Inc.	81,000	3,921,210

		18,306,512

Retail — 5.6%
Albertson’s, Inc.(b)	103,044	2,643,079
AutoNation, Inc.(a)(b)	70,100	1,399,897
AutoZone, Inc.(a)	15,600	1,298,700
Bed Bath & Beyond, Inc.(a)	80,000	3,214,400
Best Buy Co., Inc.	119,125	5,185,511
Big Lots, Inc.(a)(b)	35,200	386,848
Circuit City Stores, Inc.	55,200	947,232
Coach, Inc.(a)	106,400	3,336,704
Costco Wholesale Corp.	132,332	5,702,186
CVS Corp.	222,600	6,457,626

Dillard’s, Inc. (Class “A” Stock)	25,750	$537,660
Dollar General Corp.(b)	90,203	1,654,323
Family Dollar Stores, Inc.	45,600	906,072
Federated Department Stores, Inc.	72,261	4,832,086
Gap, Inc.	192,387	3,353,305
Home Depot, Inc.	612,519	23,361,475
J.C. Penney Co., Inc.(b)	81,700	3,874,214
Kohl’s Corp.(a)(b)	90,700	4,551,326
Kroger Co.(a)	210,700	4,338,313
Limited Brands	104,796	2,140,982
Liz Claiborne, Inc.	31,800	1,250,376
Lowe’s Cos., Inc.(b)	214,000	13,781,600
Nordstrom, Inc.(b)	67,500	2,316,600
Office Depot, Inc.(a)	82,000	2,435,400
OfficeMax, Inc.	21,886	693,130
Safeway, Inc.(b)	125,300	3,207,680
Sears Holding Corp.(a)	24,712	3,074,667
Sherwin-Williams Co.(b)	37,000	1,630,590
Staples, Inc.	213,000	4,541,160
Starbucks Corp.(a)	113,600	5,691,360
Supervalu, Inc.	39,000	1,213,680
Target Corp.	246,468	12,799,083
Tiffany & Co.	30,300	1,205,031
TJX Cos., Inc.(b)	126,400	2,588,672
Wal-Mart Stores, Inc.	722,000	31,638,040
Walgreen Co.	286,700	12,457,115

		180,646,123

Rubber — 0.1%
B.F. Goodrich Corp.	31,800	1,410,012
Cooper Tire & Rubber Co.	18,900	288,603
Goodyear Tire & Rubber Co.(a)(b)	49,200	767,028

		2,465,643

Telecommunications — 4.4%
ADC Telecommunications, Inc.(a)(b)	33,200	758,952
Alltel Corp.(b)	103,200	6,719,352
Andrew Corp.(a)	28,112	313,449
AT&T Corp.(b)	230,473	4,563,365
BellSouth Corp.(b)	517,100	13,599,730
CenturyTel, Inc.	40,400	1,413,192
CIENA Corp.(a)	151,600	400,224
Citizens Communications Co.	90,300	1,223,565
Lucent Technologies, Inc.(a)(b)	1,225,805	3,983,866
Motorola, Inc.	699,595	15,454,054
QUALCOMM, Inc.	462,700	20,705,825
Qwest Communications International, Inc.(a)(b)	463,347	1,899,723
SBC Communications, Inc.(b)	933,974	22,387,357
Scientific-Atlanta, Inc.	50,700	1,901,757
Sprint Nextel Corp.	821,523	19,535,815
Tellabs, Inc.(a)	116,000	1,220,320
Verizon Communications, Inc.	778,638	25,453,676

		141,534,222

Textiles — 0.1%
VF Corp.	27,136	1,573,074

Tobacco — 0.1%
Reynolds American, Inc.(b)	32,900	$2,731,358
UST, Inc.	47,900	2,005,094

		4,736,452

Toy Manufacturer — 0.1%
Hasbro, Inc.	42,650	838,073
Mattel, Inc.(b)	119,781	1,997,947

		2,836,020

Trucking & Shipping — 0.9%
FedEx Corp.	85,340	7,435,674
Ryder System, Inc.	17,600	602,272
United Parcel Service, Inc. (Class “B” Stock)	316,400	21,872,732

		29,910,678

Utilities - Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)(b)	113,300	533,643
Exelon Corp.(b)	183,550	9,808,912
KeySpan Corp.	47,800	1,758,084
NiSource, Inc.	73,000	1,770,250
Progress Energy, Inc.(b)	70,314	3,146,552

		17,017,441

Utilities - Electric — 2.1%
Allegheny Energy, Inc.(a)(b)	36,200	1,112,064
Ameren Corp.	55,300	2,957,997
American Electric Power Co., Inc.(b)	109,940	4,364,618
Calpine Corp.(a)(b)	119,900	310,541
CenterPoint Energy, Inc.(b)	90,610	1,347,371
CMS Energy Corp.(a)(b)	53,000	871,850
Consolidated Edison, Inc.(b)	67,600	3,281,980
Constellation Energy Group	51,050	3,144,680
Dominion Resources, Inc.	93,442	8,049,094
DTE Energy Co.	48,600	2,228,796
Duke Energy Corp.(b)	271,962	7,933,132
Edison International	91,700	4,335,576
Entergy Corp.(b)	60,900	4,526,088
FirstEnergy Corp.	91,236	4,755,220
FPL Group, Inc.	107,000	5,093,200
Public Service Enterprise Group, Inc.(b)	61,800	3,977,448
Southern Co.(b)	207,100	7,405,896
TECO Energy, Inc.	49,700	895,594

		66,591,145

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)	90,200	762,190
Waste Management, Inc.	162,430	4,647,122

		5,409,312

TOTAL LONG-TERM INVESTMENTS (cost $2,285,412,741)		3,132,585,900

SHORT-TERM INVESTMENTS — 21.7%
Money Market Mutual Fund — 21.5%
Dryden Core Investment Fund-Taxable Money Market Series(c)(d)(h)	690,034,949	690,034,949

	Principal Amount (000)
U.S. Government Obligation — 0.2%
United States Treasury Bills(a)(d)(e) 12/15/05, 3.55%	$5,200,000	$5,165,857

TOTAL SHORT-TERM INVESTMENTS (cost $695,198,387)		695,200,806

TOTAL INVESTMENTS — 119.5% (cost $2,980,611,128)(g)		3,827,786,706
LIABILITIES IN EXCESS OF OTHER ASSETS(f) (19.5%)		(623,436,663)

NET ASSETS — 100.0%		$3,204,350,043

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is 604,233,280; cash collateral of $625,192,640 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchase with cash collateral received for securities on loan.

(d)	Security segregated as collateral for future contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciation
Long Positions:
235	S&P 500 Index	Dec 2005	$73,089,225	$72,515,125	$(574,100)

(g)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
2,981,845,314	1,136,701,025	290,759,633	845,941,392

The difference between book basis and tax basis was attributable to deffered losses on wash sales.

(h)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 4.7%
Empresa Brasileira de Aeronautica S.A. ADR (Brazil)(a)	560,400	$21,631,440
Honeywell International, Inc.	755,600	28,335,000
Lockheed Martin Corp.	275,800	16,834,832
Northrop Grumman Corp.	266,100	14,462,535

		81,263,807

Capital Markets — 7.5%
Bank of New York Co., Inc. (The)	694,100	20,413,481
Lazard Ltd. (Class “A” Stock)(b)	926,800	23,448,040
Lehman Brothers Holdings, Inc.(b)	329,900	38,426,752
Mellon Financial Corp.	399,900	12,784,803
Merrill Lynch & Co., Inc.	560,400	34,380,540

		129,453,616

Chemicals — 2.4%
E.I. Du Pont de Nemours & Co.(b)	586,900	22,988,873
Mosaic Co. (The)(a)(b)	1,139,200	18,249,984

		41,238,857

Commercial Banks — 1.6%
Bank of America Corp.	665,684	28,025,296

Commercial Services & Supplies — 2.4%
Cendant Corp.	876,300	18,086,832
Waste Management, Inc.	809,300	23,154,073

		41,240,905

Communications Equipment — 2.2%
Avaya, Inc.(a)(b)	1,706,000	17,571,800
Nortel Networks Corp.(a)	6,036,000	19,677,360

		37,249,160

Computers & Peripherals — 1.7%
Dell, Inc.(a)(b)	428,400	14,651,280
Seagate Technology	898,500	14,241,225

		28,892,505

Consumer Finance — 2.0%
American Express Co.	365,700	21,005,808
MBNA Corp.	542,400	13,364,736

		34,370,544

Diversified Financial Services — 3.8%
Citigroup, Inc.	959,800	$43,690,096
JP Morgan Chase & Co.	620,800	21,063,744

		64,753,840

Electric Utilities — 2.0%
E.ON AG ADR (Germany)(b)	398,100	12,241,575
Exelon Corp.	402,000	21,482,880

		33,724,455

Energy Equipment & Services — 4.9%
GlobalSantaFe Corp.	673,500	30,725,070
Halliburton Co.(b)	494,100	33,855,732
National-Oilwell Varco, Inc.(a)	292,500	19,246,500

		83,827,302

Food & Staples Retailing — 2.7%
Kroger Co. (The)(a)(b)	2,298,800	47,332,292

Food Products — 1.8%
Cadbury Schweppes PLC ADR (United Kingdom)	768,300	31,292,859

Health Care Providers & Services — 3.2%
CIGNA Corp.	175,700	20,708,002
Express Scripts, Inc.(a)(b)	217,100	13,503,620
Medco Health Solutions, Inc.(a)	382,304	20,961,728

		55,173,350

Hotels, Restaurants & Leisure — 2.3%
GTECH Holdings Corp.	689,000	22,089,340
McDonald’s Corp.	507,400	16,992,826

		39,082,166

Household Products — 1.1%
Kimberly-Clark Corp.	320,500	19,079,365

Independent Power Producers & Energy Traders — 1.9%
TXU Corp.	286,700	32,362,696

Industrial Conglomerates — 3.6%
General Electric Co.	805,500	27,121,185
Tyco International Ltd.	1,246,700	34,720,595

		61,841,780

Insurance — 6.5%
American International Group, Inc.	557,700	34,555,092
Axis Capital Holdings Ltd.	564,700	16,099,597
Genworth Financial, Inc. (Class “A” Stock)(b)	581,300	18,741,112
Loews Corp.	281,600	26,022,656
Montpelier Re Holdings Ltd.	671,600	16,689,260

		112,107,717

Internet & Catalog Retail — 1.6%
Expedia, Inc.(a)(b)	247,400	$4,900,994
IAC/InteractiveCorp (a)(b)	868,200	22,008,870

		26,909,864

IT Services — 1.3%
Accenture Ltd. (Class “A” Stock)(a)	882,300	22,463,358

Media — 3.1%
Echostar Communications Corp. (Class “A” Stock)(b)	532,500	15,746,025
News Corp. (Class “A” Stock)	853,502	13,306,096
Viacom, Inc. (Class “B” Stock)	750,429	24,771,661

		53,823,782

Metals & Mining — 3.7%
Inco Ltd.(b)	616,400	29,186,540
Phelps Dodge Corp.(b)	264,300	34,340,499

		63,527,039

Multi-Utilities — 1.1%
Sempra Energy	396,900	18,678,114

Office Electronics — 2.0%
Xerox Corp.(a)	2,571,400	35,099,610

Oil, Gas & Consumable Fuels — 12.9%
Eni S.p.A. ADR (Italy)(b)	172,600	25,562,060
EOG Resources, Inc.	263,200	19,713,680
Exxon Mobil Corp.	234,700	14,912,838
Kerr-McGee Corp.	235,200	22,840,272
Nexen, Inc.	961,400	45,820,324
Occidental Petroleum Corp.	424,700	36,282,121
Suncor Energy, Inc.	759,100	45,948,323
Trident Resources Corp. (Canada) (cost $11,549,265; purchased 3/11/05)(a)(d)	278,037	11,958,581

		223,038,199

Paper & Forest Products — 1.0%
Georgia-Pacific Corp.	525,800	17,908,748

Pharmaceuticals — 5.6%
Abbott Laboratories	66,000	2,758,655
Eli Lilly & Co.	254,500	13,620,840
Novartis AG ADR (Switzerland)	546,800	27,886,800
Pfizer, Inc.	690,800	17,249,276
Sanofi-Aventis ADR (France)	531,500	22,083,825
Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	401,000	13,401,420

		97,000,816

Software — 2.0%
Computer Associates International, Inc.	809,406	22,509,581
Microsoft Corp. (b)	504,500	12,980,785

		35,490,366

Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.(b)	324,300	$10,695,414

Tobacco — 2.7%
Altria Group, Inc.(b)	630,100	46,444,671

Wireless Telecommunication Services — 3.3%
ALLTEL Corp.(b)	379,300	24,696,223
Sprint Nextel Corp.	1,349,636	32,094,344

		56,790,567

TOTAL LONG-TERM INVESTMENTS (cost $1,325,879,946)		1,710,183,060

SHORT-TERM INVESTMENTS — 12.3%
Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (includes $186,444,949 of cash collateral received for securities on loan) (e)(f) (cost $212,928,790)	212,928,790	212,928,790

TOTAL INVESTMENTS(c) — 111.5% (cost $1,538,808,736)(g)		1,923,111,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5%)		(198,196,137)

NET ASSETS — 100.0%		$1,724,915,713

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $179,410,159; cash collateral of $186,444,949 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	As of September 30, 2005, one security representing $11,958,581 and 0.62% of the total market value of the portfolio was fair valued in accordance with the policies adopted by the Board of Directors.

(d)	Indicates a restricted security and deemed illiquid. The aggregate cost is $11,549,265. The aggregate value of $11,958,581 at September 30, 2005 is approximately 0.69% of net assets.

(e)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(g)	The United States Federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,539,153,395	$404,276,234	$(20,317,779)	$383,958,455

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

ZERO COUPON BOND PORTFOLIO 2005*

September 30, 2005 (Unaudited)

	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 4.7%
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association	01/24/06	$2,320	$2,292,670
Financing Corp.	11/11/05	425	423,298

TOTAL LONG-TERM INVESTMENTS (cost $2,694,489)			2,715,968

SHORT-TERM INVESTMENTS — 95.4%
U.S. GOVERNMENT SECURITIES — 78.3%
Federal Home Loan Bank	10/03/05	20,000	19,996,466
Federal National Mortgage Association	10/03/05	25,011	25,006,623

		Shares
MONEY MARKET MUTUAL FUND — 17.1%
Dryden Core Investment Fund-Taxable Money Market Series(a) (cost $9,803,127)		9,803,127	9,803,127

TOTAL SHORT-TERM INVESTMENTS (cost $ 54,806,216)			54,806,216

TOTAL INVESTMENTS — 100.1% (cost $57,500,705)(b)			57,522,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(44,189)

NET ASSETS — 100.0%			$57,477,995

(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(b)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$57,500,705	$21,479	$—	$21,479

*	The Portfolio liquidated on November 15, 2005. All securities were liquidated on that date and outstanding shares redeemed.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 104.0%
COMMON STOCKS — 41.5%
Aerospace & Defense — 0.9%
DRS Technologies, Inc.	2,220	$109,579
Embraer Empresa de Brasileira S.A. (Embraer) ADR(Brazil)	8,200	316,520
Honeywell International, Inc.	10,900	408,750
Lockheed Martin Corp.	3,900	238,056
Moog, Inc. (Class “A” Stock)(a)	3,475	102,582
Northrop Grumman Corp.	3,900	211,965

		1,387,452

Automobiles
Winnebago Industries, Inc.	1,900	55,043

Beverages — 0.2%
PepsiCo, Inc.	5,700	323,247

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.(a)	1,970	54,530
Amgen, Inc.(a)	6,800	541,756
Genentech, Inc.(a)	8,900	749,469
Genomic Health, Inc.(a)	1,250	14,437
Gilead Sciences, Inc.(a)	7,500	365,700
Illumina, Inc.(a)	3,430	43,938
Nabi Biopharmaceuticals(a)	6,296	82,478
Rigel Pharmaceuticals, Inc.(a)	3,140	74,638
Serologicals Corp.(a)	3,400	76,704

		2,003,650

Building Products — 0.1%
Drew Industries, Inc.(a)	2,840	73,300
Watsco, Inc.	2,800	148,708

		222,008

Capital Markets — 2.0%
Bank of New York Co., Inc.	10,200	299,982
Charles Schwab Corp. (The)	32,000	461,760
Goldman Sachs Group, Inc.	2,400	291,792
Lazard, Ltd. (Class “A” Stock)	13,600	344,080
Lehman Brothers Holdings, Inc.	4,800	559,104
Mellon Financial Corp.	6,000	191,820
Merrill Lynch & Co., Inc.	14,800	907,980

		3,056,518

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	8,800	344,696
Mosaic Co. (The)(a)	16,700	267,534
Scotts Co. (The) (Class “A” Stock)	1,200	105,516
Valspar Corp. (The)	2,600	58,136

		775,882

Commercial Banks — 0.5%
Accredited Home Lenders Holding Co.(a)	2,500	87,900
Astoria Financial Corp.	2,450	64,729
Bank of America Corp.	9,484	399,276
BankUnited Financial Corp. (Class “A” Stock)	2,500	57,175
Boston Private Financial Holdings, Inc.	2,700	71,658
Oriental Financial Group, Inc. (Puerto Rico)	1,700	20,808
PrivateBankcorp, Inc.(a)	2,700	92,556
Western Alliance Bancorp.(a)	1,100	30,910

		825,012

Commercial Services & Supplies — 1.4%
Administaff, Inc.	3,300	131,142
Allied Waste Industries, Inc.(a)	6,300	53,235
Cendant Corp.	12,900	266,256
Central Garden & Pet Co.(a)	2,610	118,103
Ceradyne, Inc.(a)	1,670	61,256
Chemed Corp.	1,960	84,946
FirstService Corp. (Canada)(a)	5,280	121,176
Global Payments, Inc.	1,800	139,896
Jarden Corp.(a)	2,535	104,112
Kelly Services, Inc. (Class “A” Stock)	2,600	79,716
Laureate Education, Inc.(a)	2,450	119,976
McGrath Rentcorp.	4,500	127,485
Optimal Group, Inc. (Class “A” Stock)(Canada)(a)	6,820	141,038
Providence Service Corp.(a)	1,930	59,039
Rollins, Inc.	5,300	103,456
Steiner Leisure, Ltd. (Bahamas)(a)	3,240	110,063
Waste Management, Inc.	11,500	329,015

		2,149,910

Communications Equipment — 1.0%
Avaya, Inc.(a)	23,800	245,140
Cisco Systems, Inc.(a)	16,300	292,259
Nokia Corp., ADR (Finland)	10,600	179,246
Nortel Networks Corp. (Canada)(a)	88,200	287,532
QUALCOMM, Inc.	12,500	559,375

		1,563,552

Computers & Peripherals — 1.2%
Apple Computer, Inc.(a)	8,800	$471,768
Dell, Inc.(a)	17,300	591,660
EMC Corp.(a)	18,600	240,684
M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	3,210	96,043
Mercury Computer Systems, Inc.(a)	3,240	85,050
RadiSys Corp.(a)	5,630	109,222
Seagate Technology	13,300	210,805

		1,805,232

Consumer Finance — 0.8%
American Express Co.	16,200	930,528
MBNA Corp.	8,100	199,584
Portfolio Recovery Associates, Inc.(a)	2,320	100,178

		1,230,290

Distributors
Building Materials Holdings Corp.	610	56,846

Diversified Financial Services — 1.3%
AmeriCredit Corp.(a)	7,100	169,477
Barret Business Services, Inc.(a)	3,310	75,633
Citigroup, Inc.	14,000	637,280
Eaton Vance Corp.	4,900	121,618
J.P. Morgan Chase & Co.	17,000	576,810
Jeffries Group, Inc.	3,600	156,780
Raymond James Financial, Inc.	3,850	123,662
Student Loan Corp.	700	165,816
TNS, Inc.(a)	1,950	47,288

		2,074,364

Electric Utilities — 0.4%
E.ON AG, ADR (Germany)	5,400	166,050
Exelon Corp.	5,900	315,296
PNM Resources, Inc.	3,400	97,478

		578,824

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	8,000	262,000
Axsys Technologies, Inc.(a)	3,550	69,616
Checkpoint Systems, Inc.(a)	4,700	111,484
Cogent, Inc.(a)	4,900	116,375
FLIR Systems, Inc.(a)	6,100	180,438
Sanmina-SCI Corp.(a)	9,100	39,039

		778,952

Energy Equipment & Services — 1.6%
GlobalSantaFe Corp.	9,500	433,390
Grey Wolf, Inc.(a)	9,010	75,954
Halliburton Co.	7,400	507,048
Headwaters, Inc.(a)	2,900	108,460
Maverick Tube Corp.(a)	3,170	95,100
National-Oilwell Varco, Inc.(a)	2,300	151,340
Oil States International, Inc.(a)	2,440	88,596
Patterson-UTI Energy, Inc.	2,610	94,169
Schlumberger, Ltd.	9,200	776,296
Superior Energy Services, Inc.(a)	3,730	86,126
Unit Corp.(a)	1,630	90,107

		2,506,586

Food Products — 0.5%
Cadbury Schweppes PLC (United Kingdom)	35,400	357,148
Cadbury Schweppes PLC, ADR (United Kingdom)	11,400	464,322

		821,470

Food & Staples Retailing — 0.8%
Kroger Co. (The)(a)	33,700	693,883
Whole Foods Market, Inc.	4,100	551,245

		1,245,128

Gas Utilities — 0.1%
ONEOK, Inc.	3,000	102,060

Health Care Equipment & Supplies — 1.2%
Alcon, Inc.	3,400	434,792
Cooper Cos., Inc. (The)	2,700	206,847
Encore Medical Corp.(a)	17,050	80,135
I-Flow Corp.(a)	4,830	66,219
Iris International, Inc.(a)	2,700	49,788
Lifeline Systems, Inc.(a)	3,170	105,973
Orthovita, Inc.(a)	15,220	65,142
PolyMedica Corp.	3,541	123,723
SonoSite, Inc.(a)	1,870	55,502
Spectranetics Corp. (The)(a)	8,950	84,219
St. Jude Medical, Inc.(a)	7,300	341,640
Symmetry Medical, Inc.(a)	3,450	81,765
Syneron Medical, Ltd. (Israel)(a)	3,030	110,716

		1,806,461

Health Care Providers & Services — 2.2%
Amedisys, Inc.(a)	1,740	67,860
American Healthways, Inc.(a)	3,300	139,920
AMERIGROUP Corp.(a)	3,400	65,008
AMN Healthcare Services, Inc.(a)	6,650	102,875
Caremark Rx, Inc.(a)	8,300	414,419
CIGNA Corp.	5,000	589,300
Covance, Inc.(a)	3,200	153,568
Express Scripts, Inc.(a)	2,900	180,380
Five Star Quality Care, Inc.(a)	12,090	83,421
LabOne, Inc.(a)	2,660	115,710
Matria Healthcare, Inc.(a)	2,310	87,203
Medco Health Solutions, Inc.(a)	5,616	307,925
Pharmaceutical Product Development, Inc.(a)	3,800	218,538
Sunrise Senior Living, Inc.(a)	1,500	100,110

UnitedHealth Group, Inc.	7,400	$415,880
WellPoint, Inc.(a)	4,400	333,608

		3,375,725

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.	2,300	86,388
Caribou Coffee Co.(a)	2,100	23,835
CEC Entertainment, Inc.(a)	2,100	66,696
Century Casinos, Inc.(a)	9,410	66,905
Cosi, Inc.(a)	6,140	60,295
GTECH Holdings Corp.	10,000	320,600
McDonald’s Corp.	6,700	224,383
Mikohn Gaming Corp.(a)	5,340	70,969
Scientific Games Corp. (Class “A” Stock)(a)	5,400	167,400
Sonic Corp.(a)	2,900	79,315
Starbucks Corp.(a)	2,100	105,210

		1,271,996

Household Durables — 0.6%
Harman International Industries, Inc.	2,600	265,902
Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	5,200	266,240
Meritage Corp.(a)	2,500	191,650
Snap-on, Inc.	2,900	104,748
Standard Pacific Corp.	4,200	174,342

		1,002,882

Household Products — 0.4%
Kimberly-Clark Corp.	4,300	255,979
Procter & Gamble Co.	6,300	374,598

		630,577

Independent Power Producers & Energy — 0.3%
TXU Corp.	4,200	474,096

Industrial Conglomerates — 1.2%
General Electric Co.	35,300	1,188,551
Harsco Corp.	1,900	124,583
Tyco International, Ltd. (Bermuda)	18,500	515,225

		1,828,359

Insurance — 1.7%
American International Group, Inc.	12,600	780,696
Axis Capital Holdings, Ltd.	8,300	236,633
Commerce Group, Inc.	1,900	110,238
Delphi Financial Group, Inc.	1,950	91,260
Genworth Financial, Inc. (Class “A” Stock)	8,500	274,040
Loews Corp.	4,100	378,881
Montpelier Re Holdings, Ltd.	9,700	241,045
Philadelphia Consolidated Holding Corp.(a)	2,500	212,250
Protective Life Corp.	1,400	57,652
Tower Group, Inc.	6,970	105,387
United Fire & Casualty Co.	1,900	85,709

		2,573,791

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(a)	2,800	126,840
eBay, Inc.(a)	20,200	832,240
Expedia, Inc.(a)	3,600	71,316
IAC/ InterActiveCorp(a)	12,100	306,735

		1,337,131

Internet Software & Services — 1.9%
aQuantive, Inc(a)	2,290	46,098
CyberSource Corp.(a)	12,130	79,815
Digitas, Inc.(a)	10,690	121,438
Equinix, Inc.(a)	2,580	107,457
Google, Inc. (Class “A” Stock)(a)	3,700	1,170,902
InfoSpace, Inc.(a)	4,240	101,209
j2 Global Communications, Inc.(a)	3,060	123,685
Keynote Systems, Inc.(a)	9,250	120,065
Marchex, Inc.(a)	6,300	104,328
Online Resources Corp.(a)	11,550	122,199
Openwave Systems, Inc.(a)	3,020	54,300
RADVision, Ltd. (Israel)(a)	5,540	75,732
ValueClick, Inc.(a)	5,640	96,387
WebSideStory, Inc.(a)	4,330	76,728
Yahoo!, Inc.(a)	18,300	619,272

		3,019,615

IT Services — 0.2%
Accenture, Ltd. (Class “A” Stock)(Bermuda)(a)	13,100	333,526

Machinery — 0.1%
Bucyrus International, Inc. (Class “A” Stock)	1,300	63,869
Joy Global, Inc.	200	10,092
Presstek, Inc.(a)	4,000	51,920

		125,881

Media — 0.6%
EchoStar Communications Corp. (Class “A” Stock)	7,800	230,646
Liberty Global, Inc. (Class “A” Stock)	972	26,322
Liberty Global, Inc. (Class “C” Stock)(a)	972	25,029
News Corp. (Class “A” Stock)	12,534	195,405
Scholastic Corp.(a)	2,900	107,184
Sinclair Broadcast Group, Inc. (Class “A” Stock)	5,400	47,898
Viacom, Inc. (Class “B” Stock)	11,140	367,731

		1,000,215

Metals & Mining — 0.6%
Inco, Ltd. (Canada)	8,600	$407,210
Phelps Dodge Corp.	3,800	493,734

		900,944

Multi-line Retail — 0.6%
Federated Department Stores, Inc.	4,900	327,663
Target Corp.	10,600	550,458

		878,121

Multi-Utilities — 0.2%
Sempra Energy	5,900	277,654

Office Electronics — 0.3%
Xerox Corp.(a)	37,100	506,415

Oil & Gas — 0.8%
Cabot Oil & Gas Corp.	5,000	252,550
Chesapeake Energy Corp.	1,100	42,075
Houston Exploration Co. (The)(a)	2,400	161,400
Hydril(a)	1,010	69,326
Kerr-McGee Corp.	4,000	388,440
Oceaneering International, Inc.(a)	2,700	144,207
Swift Energy Co.(a)	2,900	132,675

		1,190,673

Oil, Gas & Consumable Fuels — 2.0%
Eni S.p.A. ADR (Italy)	2,500	370,250
EOG Resources, Inc.	3,800	284,620
Exxon Mobil Corp.	3,400	216,036
Nexen, Inc. (Canada)	13,900	662,474
Occidental Petroleum Corp.	6,100	521,123
Suncor Energy, Inc. (Canada)	18,200	1,101,646

		3,156,149

Paper & Forest Products — 0.2%
Georgia-Pacific Corp.	7,700	262,262

Personal Products — 0.3%
Chattem, Inc.(a)	800	28,400
Estee Lauder Cos., Inc. (Class “A” Stock)	5,200	181,116
Gillette Co. (The)	4,500	261,900

		471,416

Pharmaceuticals — 2.2%
Abbott Laboratories	1,900	80,560
AtheroGenics, Inc.(a)	3,570	57,227
Barr Laboratories, Inc.(a)	1,400	76,888
Eli Lilly & Co.	8,800	470,976
First Horizon Pharmaceutical Corp.(a)	5,100	101,337
Novartis AG, ADR (Switzerland)	17,900	912,900
Pfizer, Inc.	9,500	237,215
Roche Holdings, Ltd. ADR (Switzerland)	9,200	641,521
Salix Pharmaceuticals, Ltd.(a)	4,190	89,037
Sanofi-Aventis (France)	3,900	322,246
Sanofi-Aventis ADR (France)	7,600	315,780
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	5,900	197,178

		3,502,865

Real Estate Investment Trust — 0.2%
Entertainment Properties Trust	2,500	111,575
KKR Financial Corp.	4,730	105,195
SL Green Realty Corp.	1,600	109,088

		325,858

Road & Rail — 0.1%
Old Dominion Freight Lines, Inc.(a)	1,750	58,607
Vitran Corp., Inc.(a)	5,730	92,941

		151,548

Schools
Universal Technical Institute, Inc.(a)	2,020	71,932

Semiconductors & Semiconductor Equipment — 1.9%
02Micro International, Ltd.(a)	4,400	69,256
Advanced Analogic Technologies, Inc.(a)	5,050	56,509
Applied Materials, Inc.	22,600	383,296
Intel Corp.	17,200	423,980
Intermagnetics General Corp.(a)	1,750	48,895
Marvell Technology Group, Ltd. (Bermuda)(a)	12,300	567,153
Maxim Integrated Products, Inc.	10,800	460,620
Microsemi Corp.(a)	2,960	75,598
SRS Labs, Inc.(a)	11,540	74,318
Texas Instruments, Inc.	17,600	596,640
Ultratech, Inc.(a)	5,390	84,030
Volterra Semiconductor Corp.(a)	4,280	52,516

		2,892,811

Software — 2.1%
Adobe Systems, Inc.	16,100	480,585
Bottomline Technologies, Inc.(a)	6,270	94,614
Computer Associates International, Inc.	11,727	326,128
Concur Technologies, Inc.(a)	3,100	38,347
Electronic Arts, Inc.(a)	7,900	449,431
Epicor Software Corp.(a)	7,270	94,510
Mercury Interactive Corp.(a)	5,400	213,840
Merge Technologies, Inc.(a)	5,040	86,134
Microsoft Corp.	20,300	522,319
NAVTEQ Corp.(a)	5,000	249,750
SafeNet, Inc.(a)	2,810	102,031

SAP AG, ADR (Germany)	6,700	$290,311
Sonic Solutions(a)	4,060	87,290
Synplicity, Inc.(a)	10,740	70,991
Ultimate Software Group, Inc. (The)(a)	1,600	29,472
Witness Systems, Inc.(a)	5,050	105,495

		3,241,248

Specialty Retail — 0.9%
Chico’s FAS, Inc.(a)	17,000	625,600
CSK Auto Corp.(a)	4,400	65,472
Design Within Reach, Inc.(a)	5,970	53,909
Jos. A. Bank Clothiers, Inc.(a)	2,082	89,984
Lowe’s Cos., Inc.	5,200	334,880
Williams-Sonoma, Inc.(a)	5,700	218,595

		1,388,440

Telecommunications
NTL, Inc.(a)	250	16,700

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(a)	10,700	335,552
NIKE, Inc. (Class “B” Stock)	4,600	375,728

		711,280

Textiles & Apparel — 0.1%
Phillips-Van Heusen Corp.	4,800	148,896
Stein Mart, Inc.	3,700	75,110

		224,006

Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp.	4,700	155,006

Tobacco — 0.4%
Altria Group, Inc.	8,900	656,019

Wireless Telecommunication Services — 0.8%
ALLTEL Corp.	5,600	364,616
American Tower Corp. (Class “A” Stock)(a)	4,000	99,800
Sprint Nextel Corp.	34,109	811,112

		1,275,528

TOTAL COMMON STOCKS (cost $50,496,462)		64,599,156

WARRANTS & RIGHTS(a)
Capital Goods
Gentek, Inc. expiring 10/31/08 (cost $57; purchased 11/10/03)(h)	444	1,776
Gentek, Inc. expiring 10/31/10 (cost $28; purchased 11/10/03)(h)	216	886

		2,662

Media & Entertainment
XM Satellite Radio, Inc. expiring 03/03/10 (cost $0; purchased 07/11/00) 144A(g)(h)	100	1

Telecommunications
McLeodUSA, Inc. expiring 04/16/07	2,311	18
United Mexican States, expiring 06/01/07	1,300,000	35,750
United Mexican States, expiring 06/30/06	1,300,000	28,600

		64,368

TOTAL WARRANTS & RIGHTS (cost $85)		67,031

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
CORPORATE BONDS — 21.2%
Aerospace/Defense — 0.5%
Alliant Techsystems, Inc.
Sr. Sub. Notes	8.50%	05/15/11	B2	75	78,937
Argo-Tech Corp.
Sr. Notes	9.25%	06/01/11	B3	20	21,200
BE Aerospace, Inc.
Sr. Sub. Notes	8.875%	05/01/11	Caa2	115	120,750
Esterline Technologies Corp.
Sr. Sub. Notes	7.75%	06/15/13	B1	125	131,875
K&F Acquisition, Inc.
Gtd. Notes	7.75%	11/15/14	Caa1	50	50,500
L-3 Communications Corp.
Sr. Sub. Notes	7.625%	06/15/12	Ba3	125	131,250
Moog, Inc.
Sr. Sub. Notes 144A(g)	6.25%	01/15/15	Ba3	100	100,500
Sequa Corp.
Sr. Notes	8.875%	04/01/08	B1	100	104,000
Standard Aero Holdings, Inc.
Gtd. Notes	8.25%	09/01/14	Caa1	45	43,538

					782,550

Airlines — 0.1%
AMR Corp.
Debs.	10.00%	04/15/21	Caa2	50	29,250

Notes, M.T.N.	10.40%	03/10/11		NR	100	$66,500
Continental Airlines, Inc.
Pass-thru Certs., Ser. 98-1B	6.748%	03/15/17		Ba2	39	33,405

						129,155

Automotive — 1.9%
ArvinMeritor, Inc.
Notes	8.75%	03/01/12		Ba2	160	156,800
DaimlerChrysler North America Holdings Corp.
Gtd. Notes	4.026%	03/07/07	(b)	A3	600	599,107
Gtd. Notes	6.40%	05/15/06		A3	300	303,228
Delphi Corp.
Notes	6.50%	05/01/09		Ca	20	13,800
Notes	6.55%	06/15/06		Ca	15	11,025
Ford Motor Co.
Notes	7.45%	07/16/31		Ba1	300	234,000
Ford Motor Credit Co.
Notes	7.875%	06/15/10		Baa3	280	272,471
General Motors Acceptance Corp.
Notes	6.125%	09/15/06		Ba1	100	100,318
Notes	6.75%	12/01/14		Ba1	25	21,746
Notes	6.875%	09/15/11		Ba1	750	682,210
Notes	6.875%	08/28/12		Ba1	150	134,243
Goodyear Tire & Rubber Co. (The)
Sr. Notes 144A(g)	9.00%	07/01/15		B3	50	49,250
Lear Corp.
Gtd. Sr. Notes, Ser. B	8.11%	05/15/09		Ba2	50	49,726
Navistar International Corp.
Gtd. Notes	9.375%	06/01/06		Ba3	40	40,800
Tenneco Automotive, Inc.
Gtd. Sr. Notes	8.625%	11/15/14		B3	50	50,375
TRW Automotive
Sr. Notes	9.375%	02/15/13		Ba3	113	122,605
Visteon Corp.
Notes	7.00%	03/10/14		B3	95	82,413
Sr. Notes	8.25%	08/01/10		B3	85	80,750

						3,004,867

Banks — 0.1%
Kazkommerts International BV (Netherland)
Gtd. Notes 144A(g)	7.00%	11/03/09		Baa2	40	41,350
Gtd. Notes 144A(g)	7.875%	04/07/14		Baa2	95	100,106

						141,456

Building Materials & Construction — 0.4%
Columbus Mckinnon Corp.
Sr. Sub. Notes 144A(g)	8.875%	11/01/13		B3	50	50,500
D.R. Horton, Inc.
Sr. Notes	7.875%	08/15/11		Ba1	200	218,392
Goodman Global Holdings, Inc.
Sr. Notes 144A(g)	6.41%	06/15/12	(b)	B3	35	34,213
K Hovnanian Enterprises, Inc.
Gtd. Notes	6.25%	01/15/15		Ba1	50	46,889
KB HOME
Sr. Sub. Notes	8.625%	12/15/08		Ba2	80	85,036
Nortek, Inc.
Sr. Sub. Notes	8.50%	09/01/14		Caa1	100	92,000
Standard Pacific Corp.
Sr. Notes	6.50%	08/15/10		Ba2	125	120,937

						647,967

Cable — 0.6%
Callahan Nordrhein Westfalen (Germany) Sr. Disc. Notes, Zero Coupon (until 7/15/05)(cost $139,095; purchased 08/01/01)(h)	Zero	07/15/10	(c)	NR	250	22,500
Charter Communications Holdings I LLC, Sr. Disc. Notes, Zero Coupon (until 05/15/06) 144A(g)	Zero	05/15/11		Ca	150	107,250
Sec’d. Notes	11.00%	10/01/15		Caa3	188	183,391
Charter Communications Holdings II LLC
Sr. Notes	10.25%	09/15/10		Caa1	100	102,500
Charter Communications Operating LLC
Sr. Notes 144A(g)	8.375%	04/30/14		B2	50	50,250
CSC Holdings, Inc.
Sr. Notes	7.25%	07/15/08		B1	50	50,188
Sr. Notes	7.875%	12/15/07		B1	24	24,660
Sr. Notes, Ser. B	8.125%	07/15/09		B1	75	75,562
Sr. Notes 144A(g)	7.00%	04/15/12	(b)	B1	50	47,250
Kabel Deutschland GmbH (Germany)
Sr. Notes 144A(g)	10.625%	07/01/14		B2	75	82,875

Rogers Cablesystems, Inc., (Canada)
Gtd. Notes	11.00%	12/01/15		B2	100	$105,875

						852,301

Capital Goods — 0.9%
ALH Finance LLC
Sr. Sub. Notes	8.50%	01/15/13		B3	60	56,700
Allied Waste North America, Inc.
Sec’d. Notes	5.75%	02/15/11		B2	60	55,950
Sr. Notes	7.875%	04/15/13		B2	50	51,000
Sr. Notes	8.50%	12/01/08		B2	145	151,162
Blount, Inc.
Sr. Sub. Notes	8.875%	08/01/12		B3	200	213,000
Case New Holland, Inc.
Gtd. Notes 144A(g)	9.25%	08/01/11		Ba3	70	74,025
Great Lakes Dredge & Dock Corp.
Sr. Sub. Notes	7.75%	12/15/13		Caa3	25	22,938
Invensys PLC
Sr. Notes 144A(g)	9.875%	03/15/11		B3	40	39,750
Johnsondiversey Holdings, Inc.
Gtd. Notes	9.625%	05/15/12		B3	30	29,925
Sr. Disc. Notes, Zero Coupon (until 05/15/07)	Zero	05/15/13		Caa1	70	51,800
Manitowoc, Inc.
Sr. Sub. Notes	10.50%	08/01/12		B2	97	108,398
Mueller Group, Inc.
Sr. Sub. Notes	10.00%	05/01/12		Caa1	45	47,700
Rexnord Corp.
Sr. Sub. Notes	10.125%	12/15/12		B3	100	109,500
Stena AB
Sr. Notes	7.50%	11/01/13		Ba3	125	121,562
Terex Corp.
Gtd. Notes 144A(g)	7.375%	01/15/14		Caa1	25	25,250
Gtd. Notes	10.375%	04/01/11		Caa1	155	165,850
Sr. Sub. Notes	9.25%	07/15/11		Caa1	45	48,375
United Rentals North America, Inc.
Gtd. Notes	6.50%	02/15/12		B3	100	96,500

						1,469,385

Chemicals — 1.2%
BCI Finance Corp.
Sr. Sec’d. Notes 144A(g)	9.099%	07/15/10	(b)	B3	60	60,600
Borden United States Finance Corporation / Borden
Sec’d. Notes 144A(g)	9.00%	07/15/14		B3	50	50,750
Equistar Chemicals LP
Sr. Notes	10.125%	09/01/08		B2	95	102,125
Sr. Notes	10.625%	05/01/11		B2	55	59,950
Hercules, Inc. Debs.
(cost $125,912; purchased 05/07/03)(h)	6.60%	08/01/27		Ba1	125	127,812
Huntsman Advanced Materials LLC
Sr. Sec’d. Notes	11.00%	07/15/10		Ba3	60	67,200
Huntsman ICI Chemicals LLC
Sr. Sub. Notes	10.125%	07/01/09		B3	11	11,316
Huntsman LLC
Gtd. Notes	11.625%	10/15/10		Ba3	50	57,125
IMC Global, Inc.
Debs.	6.875%	07/15/07		B1	100	101,625
Sr. Gtd. Notes	10.875%	06/01/08		Ba3	125	141,250
Sr. Notes	10.875%	08/01/13		Ba3	50	59,000
ISP Chemco, Inc.
Gtd. Notes, Ser. B	10.25%	07/01/11		B1	75	80,906
Koppers, Inc.
Gtd. Notes	9.875%	10/15/13		B2	150	165,750
Lyondell Chemical Co.
Sec’d. Notes	9.625%	05/01/07		B1	100	105,000
Sec’d. Notes	11.125%	07/15/12		B1	50	55,750
Sr. Gtd. Notes	10.50%	06/01/13		B1	150	169,500
Nalco Co.
Sr. Notes	7.75%	11/15/11		B2	130	132,925
Sr. Sub. Notes	8.875%	11/15/13		Caa1	15	15,394
Nell AF SARL
Sr. Notes 144A(g)	8.375%	08/15/15		B2	55	53,763
OM Group, Inc.
Gtd. Notes	9.25%	12/15/11		Caa1	35	35,613
PQ Corp.
Gtd. Notes 144A(g)	7.50%	02/15/13		B3	125	121,250

Rhodia SA
Sr. Sub Notes	8.875%	06/01/11		Caa1	100	$94,500
Rockwood Specialties, Inc.
Sr. Sub. Notes	10.625%	05/15/11		B3	36	39,240

						1,908,344

Consumer Services — 0.4%
Coinmach Corp.
Sr. Notes	9.00%	02/01/10		B3	42	42,945
K2, Inc.
Sr. Notes	7.375%	07/01/14		Ba3	30	30,000
Levi Strauss & Co.
Sr. Notes	12.25%	12/15/12		Caa2	100	110,500
Mac-Gray Corp.
Sr. Notes 144A(g)	7.625%	08/15/15		B1	50	51,000
Propex Fabrics, Inc.
Gtd. Sr. Notes	10.00%	12/01/12		Caa1	75	69,188
Rayovac Corp.
Sr. Sub. Notes	8.50%	10/01/13		B3	30	28,950
Service Corp. International
Sr. Notes 144A(g)	7.00%	06/15/17		Ba3	125	126,250
Sr. Notes	6.00%	12/15/05		Ba3	10	10,000
Simmons Bedding Co.
Sr. Sub. Notes	7.875%	01/15/14		Caa1	75	69,000

						537,833

Diversified Financials — 0.5%
European Investment Bank
Notes, M.T.N.	3.00%	09/20/06		Aaa	2,000	18,120
General Electric Capital Corp.
Sr. Unsub. Notes	0.10%	12/20/05		Aaa	JPY 11,000	96,899
Sr. Unsub. Notes, M.T.N.	1.40%	11/02/06		Aaa	JPY 74,000	660,994

						776,013

Electric — 1.6%
AES Corp.
Sr. Notes	9.375%	09/15/10		B1	275	303,187
Sr. Notes	9.50%	06/01/09		B1	25	27,250
AES Eastern Energy LP,
Pass-thru. Certs., Ser. 99-A	9.00%	01/02/17		Ba1	37	43,216
Allegheny Energy Supply Co., LLC
Notes 144A(g)	8.25%	04/15/12	(b)	Ba3	70	78,750
Aquila, Inc.
Sr. Notes	9.95%	02/01/11	(b)	B2	55	61,738
Calpine Corp.
Sr. Notes 144A(g)	8.75%	07/15/13		NR	220	155,650
CMS Energy Corp.
Sr. Notes	7.50%	01/15/09		B1	125	130,937
Sr. Notes	8.50%	04/15/11		B1	50	55,625
Dynegy Holdings, Inc.
Sec’d Notes 144A(g)	9.875%	07/15/10		B3	50	54,500
Sr. Sec’d. Notes 144A(g)	10.125%	07/15/13		B3	130	144,950
Edison Mission Energy
Sr. Notes	7.73%	06/15/09		B1	50	52,750
Empresa Nacional De Electricidad SA
Notes	8.35%	08/01/13		Ba1	110	125,215
Notes	8.625%	08/01/15		Ba1	55	64,217
Homer City Funding LLC
Gtd. Notes	8.137%	10/01/19		Ba2	48	54,240
Midland Funding Corp.
Debs.	13.25%	07/23/06		Ba3	129	136,301
Midwest Generation LLC
Pass-thru Certs., Ser. A (cost $36,490; purchased 09/17/04)(h)	8.30%	07/02/09		B1	35	36,838
Pass-thru Certs., Ser. B	8.56%	01/02/16		B1	80	88,465
Sec’d Notes	8.75%	05/01/34		B1	75	83,531
Nevada Power Co.
Gen. Ref. Mtge	6.50%	04/15/12		Ba1	50	51,875
Notes	10.875%	10/15/09		Ba1	3	3,315
Noteco, Ltd.
Notes(c)	6.673%	06/30/25	(b)	NR	3	6,256
NRG Energy, Inc.
Gtd. Notes	8.00%	12/15/13		B1	126	134,190
Orion Power Holdings, Inc.
Sr. Notes	12.00%	05/01/10		B2	40	48,200
Reliant Resources, Inc.
Sec’d. Notes	9.50%	07/15/13		B1	140	154,700
Sierra Pacific Resources
Sr. Notes	8.625%	03/15/14		B1	40	44,090
TECO Energy, Inc.
Notes	7.50%	06/15/10		Ba2	175	188,125

Texas Genco LLC
Sr. Notes (cost $100,000; purchased 12/08/04) 144A(g)(h)	6.875%	12/15/14		B1	100	$101,750
UtiliCorp Canada Finance Corp.
Gtd. Notes (Canada)	7.75%	06/15/11		B2	40	42,100

						2,471,961

Electric Utilities — 0.2%
PPL Capital Funding Trust I
Sub. Notes	7.29%	05/18/06		Ba1	275	278,605
TXU Energy Co.
Sr. Notes	4.92%	01/17/06	(b)	Baa2	50	50,021

						328,626

Energy - Other — 0.7%
Chesapeake Energy Corp.
Sr. Notes	6.375%	06/15/15		Ba2	200	201,000
El Paso Corp.
Sr. Notes, MTN	7.80%	08/01/31		Caa1	100	100,250
Encore Acquisition Co.
Sr. Sub. Notes	6.25%	04/15/14		B2	25	24,875
Forest Oil Corp.
Sr. Notes	8.00%	06/15/08		Ba3	40	42,450
Houston Exploration Co. (The)
Sr. Sub. Notes	7.00%	06/15/13		B2	25	25,500
Magnum Hunter Resources, Inc.
Gtd. Notes	9.60%	03/15/12		Ba3	10	10,850
Newfield Exploration Co.
Sr. Sub. Notes	8.375%	08/15/12		Ba3	50	54,000
Parker Drilling Co.
Sr. Notes	9.625%	10/01/13		B2	175	199,062
Pogo Producing Co.
Sr. Sub. Notes 144A(g)	6.875%	10/01/17		Ba3	25	25,344
Premcor Refining Group, Inc.
Gtd. Notes	6.75%	05/01/14		Baa3	20	21,300
Sr. Notes	9.50%	02/01/13		Baa3	100	112,750
Pride International, Inc.
Sr. Notes	7.375%	07/15/14		Ba2	25	27,156
Stone Energy Corp.
Sr. Sub. Notes	8.25%	12/15/11		B2	90	94,500
Vintage Petroleum, Inc.
Sr. Notes	8.25%	05/01/12		Ba3	50	53,500
Sr. Sub. Notes	7.875%	05/15/11		B1	50	52,250

						1,044,787

Foods — 0.4%
Agrilink Foods, Inc. Sr.
Sub. Notes (cost $23,631; purchased 04/11/00)(h)	11.875%	11/01/08		B3	25	25,562
Ahold Finance USA, Inc.
Notes	8.25%	07/15/10		Ba2	25	27,250
Carrols Corp.
Sr. Sub. Notes 144A(g)	9.00%	01/15/13		B3	50	50,750
Del Monte Corp.
Sr. Sub. Notes	8.625%	12/15/12		B2	100	107,500
Delhaize America, Inc.
Gtd. Notes.	8.125%	04/15/11		Ba1	80	86,705
Dole Food, Inc.
Gtd. Notes	7.25%	06/15/10		B2	35	34,825
Sr. Notes	8.625%	05/01/09	(b)	B2	38	39,710
Sr. Notes	8.875%	03/15/11		B2	18	18,675
Dominos, Inc.
Sr. Sub. Notes	8.25%	07/01/11		B2	18	18,900
National Beef Packing Co.
Sr. Notes	10.50%	08/01/11		B3	25	25,937
Pathmark Stores, Inc.
Gtd. Notes	8.75%	02/01/12		Caa1	50	48,125
Smithfield Foods, Inc.
Sr. Notes	7.00%	08/01/11		Ba2	50	51,000
Sr. Notes	8.00%	10/15/09		Ba2	70	74,025
Stater Brothers Holdings, Inc.
Sr. Notes	8.125%	06/15/12		B1	25	24,688

						633,652

Gaming — 1.3%
Argosy Gaming Co.
Sr. Sub. Notes	7.00%	01/15/14		B1	50	55,469
Sr. Sub. Notes	9.00%	09/01/11		Ba3	50	54,254
Aztar Corp.
Sr. Sub. Notes	7.875%	06/15/14		Ba3	20	20,900
Boyd Gaming Corp.
Sr. Sub. Notes	8.75%	04/15/12		B1	90	96,975

Caesars Entertainment, Inc.
Sr. Sub. Notes	8.125%	05/15/11		Ba1	25	$27,844
Sr. Sub. Notes	8.875%	09/15/08		Ba1	40	43,750
Sr. Sub. Notes	9.375%	02/15/07		Ba1	45	47,475
CCM Merger, Inc.
Notes 144A(g)	8.00%	08/01/13		B3	25	25,219
Harrah’s Operating Co., Inc. Bonds (cost $496,360; purchased 5/19/05)(h)	5.625%	06/01/15		Baa3	500	494,280
Isle of Capri Casinos, Inc.
Sr. Sub. Notes	7.00%	03/01/14		B2	50	47,938
Kerzner International Ltd.
Sr. Sub. Notes 144A(g)	6.75%	10/01/15		B2	100	96,875
MGM Mirage, Inc.
Gtd. Notes	6.00%	10/01/09		Ba2	205	202,438
Gtd. Notes	9.75%	06/01/07		Ba3	105	111,825
Sr. Notes 144A(g)	6.625%	07/15/15		Ba2	275	271,906
Mohegan Tribal Gaming Authority
Sr. Sub. Notes	6.375%	07/15/09		Ba3	50	50,000
Sr. Sub. Notes	8.00%	04/01/12		Ba3	70	73,850
Penn National Gaming, Inc.
Sr. Sub. Notes	6.75%	03/01/15		B3	25	24,500
Station Casinos, Inc.
Sr. Sub. Notes 144A(g)	6.875%	03/01/16		Ba3	25	25,344
Sr. Notes	6.00%	04/01/12		Ba2	75	74,906
Trump Entertainment Resorts, Inc.
Sec’d Notes	8.50%	06/01/15		Caa1	90	86,850
Wynn Las Vegas LLC 1st Mtge.	6.625%	12/01/14		B2	110	105,187

						2,037,785

Healthcare & Pharmaceuticals — 1.7%
Alliance Imaging, Inc.
Sr. Sub. Notes	7.25%	12/15/12		B3	25	22,875
Concentra Operating Corp.
Gtd. Notes	9.125%	06/01/12		B3	75	78,000
Gtd. Notes	9.50%	08/15/10		B3	50	52,375
Coventry Health Care, Inc.
Sr. Notes	8.125%	02/15/12		Ba1	50	54,000
Elan Finance PLC (Ireland)
Sr. Notes 144A(g)	7.75%	11/15/11		B3	25	22,000
HCA, Inc.
Notes	5.50%	12/01/09		Ba2	75	73,460
Notes	6.75%	07/15/13		Ba2	50	50,875
Notes	7.125%	06/01/06		Ba2	100	101,290
Notes	7.50%	11/06/33		Ba2	75	74,827
Notes	8.36%	04/15/24		Ba2	100	107,288
Notes	9.00%	12/15/14		Ba2	50	57,687
HEALTHSOUTH Corp.
Notes	7.625%	06/01/12		NR	100	93,500
Sr. Sub. Notes	8.50%	02/01/08	(c)	NR	125	121,875
Healthcare LLC
Sr. Sub. Notes	8.75%	06/15/14		B3	40	41,500
Inverness Medical Innovations, Inc.
Sr. Sub. Notes	8.75%	02/15/12	(b)	Caa3	60	60,900
Magellan Health Services, Inc.
Sr. Notes	9.375%	11/15/08		B3	213	224,318
Medco Health Solutions, Inc.
Sr. Notes	7.25%	08/15/13		Ba1	55	60,615
Medical Device Manufacturing, Inc.
Gtd. Notes, Ser. B 144A(g)	10.00%	07/15/12		Caa1	100	108,500
MedQuest, Inc.
Sr. Sub. Notes, Ser. B	11.875%	08/15/12		Caa1	75	79,125
OMEGA Healthcare Investors, Inc.
Notes	6.95%	08/01/07		B1	100	101,000
Omnicare, Inc.
Ser. B, Gtd. Notes	8.125%	03/15/11		Ba2	50	52,250
Res-Care, Inc.
Sr. Notes 144A(g)	7.75%	10/15/13		B1	100	100,500
Gtd. Notes	10.625%	11/15/08		B1	190	201,400
Select Medical Corp.
Gtd. Notes	7.625%	02/01/15		B3	35	33,512
Senior Housing Properties Trust
Sr. Notes	7.875%	04/15/15		Ba2	50	53,250
Sr. Notes	8.625%	01/15/12		Ba2	50	55,625
Tenet Healthcare Corp.
Sr. Notes 144A(g)	9.25%	02/01/15		B3	75	75,750
Sr. Notes	6.375%	12/01/11		B3	50	46,625

Ventas Realty LP
Sr. Notes 144A(g)	7.125%	06/01/15		Ba3	75	$77,625
Sr. Notes	6.625%	10/15/14		Ba3	75	75,375
Sr. Notes	9.00%	05/01/12		Ba3	85	96,475
Warner Chilcott Corp.
Gtd. Notes 144A(g)	8.75%	02/01/15		Caa1	175	168,000

						2,622,397

Lodging — 0.8%
Felcor Lodging LP
Sr. Notes	7.78%	06/01/11	(b)	B1	50	52,125
Sr. Notes	9.00%	06/01/11	(b)	B1	50	54,375
Felcor Suites LP
Gtd. Sr. Notes	7.625%	10/01/07		B1	75	77,062
Gaylord Entertainment Co.
Sr. Notes	8.00%	11/15/13		B3	25	26,250
HMH Properties, Inc.
Sr. Notes, Ser. B	7.875%	08/01/08		Ba3	12	12,150
Host Marriott L.P
Gtd. Notes	9.50%	01/15/07		Ba3	150	156,938
Sr. Notes	7.00%	08/15/12		Ba3	100	101,375
Sr. Notes	7.125%	11/01/13		Ba3	85	86,806
ITT Corp.
Debs.	7.375%	11/15/15		Ba1	175	189,875
La Quinta Properties, Inc.
Sr. Notes	8.875%	03/15/11		Ba3	125	133,750
Royal Caribbean Cruises, Ltd.
Debs.	7.25%	03/15/18		Ba1	45	47,700
Sr. Notes	6.875%	12/01/13		Ba1	10	10,375
Sr. Notes	8.00%	05/15/10		Ba1	100	108,250
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Notes	7.375%	05/01/07	(b)	Ba1	120	123,750
Sr. Notes	7.875%	05/01/12		Ba1	55	59,950

						1,240,731

Media & Entertainment — 1.4%
AMC Entertainment, Inc.
Gtd. Notes	8.625%	08/15/12		B2	75	75,375
Sr. Sub. Notes	8.00%	03/01/14		B3	35	30,800
CanWest Media, Inc. (Canada)
Sr. Notes, Ser. B	7.625%	04/15/13		Ba3	5	5,444
Dex Media East LLC
Gtd. Notes	12.125%	11/15/12		B2	151	176,670
Dex Media West LLC
Sr. Sub. Notes	9.875%	08/15/13		B2	159	175,496
Dex Media, Inc.
Notes	8.00%	11/15/13		B3	70	71,925
DIRECTV Holdings Finance
Sr. Notes 144A(g)	6.375%	06/15/15		Ba2	102	101,235
EchoStar DBS Corp.
Sr. Gtd. Notes	6.625%	10/01/14		Ba3	75	74,250
Entercom Radio LLC
Gtd. Notes	7.625%	03/01/14		Ba2	25	25,813
Gray Television, Inc.
Sr. Sub. Notes	9.25%	12/15/11		Ba3	125	135,312
Intelsat Bermuda, Ltd.
Sr. Notes 144A(g)	8.25%	01/15/13		B2	140	140,875
Intrawest Corp. (Canada)
Sr. Notes	7.50%	10/15/13		B1	75	76,781
Medianews Group, Inc.
Sr. Sub. Notes	6.875%	10/01/13		B2	75	74,438
Morris Publishing Group LLC
Gtd. Notes	7.00%	08/01/13		Ba3	25	24,750
New Skies Satellites NV
Sr. Notes	8.539%	11/01/11	(b)	B3	25	25,750
Sr. Sub. Notes	9.125%	11/01/12		Caa1	25	25,875
Paxson Communications Corp.
Gtd. Notes	10.75%	07/15/08		Caa1	125	122,812
PRIMEDIA, Inc.
Sr. Notes	9.165%	05/15/10	(b)	B2	75	79,125
Quebecor Media, Inc. (Canada)
Sr. Disc. Notes, Zero Coupon (until 7/15/06)	Zero	07/15/11		B2	150	152,437
R.H. Donnelley Corp.
Sr. Sub. Notes 144A(g)	10.875%	12/15/12		B2	150	168,375
Six Flags, Inc.
Sr. Notes	9.625%	06/01/14		Caa1	35	34,475
Sun Media Corp. (Canada)
Gtd. Notes	7.625%	02/15/13		Ba3	175	183,094
Universal City Florida Holding Co.
Sr. Notes	8.375%	05/01/10		B3	75	77,813

Vail Resorts, Inc.
Sr. Sub. Notes	6.75%	02/15/14		B2	60	$59,850
Vertis, Inc.
Sec’d. Notes	9.75%	04/01/09		B3	105	108,412

						2,227,182

Metals — 0.7%
Arch Western Finance LLC
Sr. Notes	6.75%	07/01/13		Ba3	125	127,500
Century Aluminum Co.
Gtd. Notes	7.50%	08/15/14		B1	75	77,250
Chaparrel Steel Co.
Sr. Unsec’d. Notes 144A(g)	10.00%	07/15/13		B1	40	42,200
CSN Islands VII Corp.
Gtd. Notes 144A(g)	10.75%	09/12/08		B1	80	90,200
Foundation Pennsylvania Coal Co.
Sr. Notes	7.25%	08/01/14		B1	75	78,188
Ispat Inland ULC
Sr. Sec’d. Notes	9.75%	04/01/14		Ba1	124	143,840
Novelis, Inc.
Sr. Notes 144A(g)	7.25%	02/15/15		B1	140	132,300
Oregon Steel Mills, Inc.
Gtd. Notes	10.00%	07/15/09		Ba3	145	156,237
Ryerson Tull Inc.
Sr. Notes	8.25%	12/15/11		B2	45	43,763
United States Steel Corp.
Sr. Notes	9.75%	05/15/10		Ba2	50	54,875
United States Steel LLC
Sr. Notes	10.75%	08/01/08		Ba2	50	56,250

						1,002,603

Non Captive Finance
Residential Capital Corp.
Notes 144A(g)	6.375%	06/30/10		Baa3	50	50,654

Oil & Gas Exploration & Production — 0.6%
Pemex Project Funding Master Trust
Gtd. Notes	8.625%	02/01/22		Baa1	250	305,625
Gtd. Notes 144A(g)	9.25%	03/30/18	(b)	Baa1	250	317,500
Petroleum Export, Ltd. (Cayman Islands)
Sr. Notes 144A(g)	4.623%	06/15/10		Aaa	100	99,434
Sr. Notes 144A(g)	4.633%	06/15/10		Aaa	200	198,870

						921,429

Packaging — 0.5%
Berry Plastics Corp.
Gtd. Notes	10.75%	07/15/12		B3	100	107,500
Crown European Holdings SA
Notes	9.50%	03/01/11		B1	100	109,500
Graham Packaging Co.
Gtd. Notes	8.50%	10/15/12		Caa1	25	24,875
Sub. Notes	9.875%	10/15/14		Caa2	100	96,000
Greif Brothers Corp.
Sr. Sub. Notes	8.875%	08/01/12		B1	175	187,688
Owens-Brockway Glass Container
Sr. Gtd. Sec’d. Notes	8.75%	11/15/12		B1	240	259,200
Silgan Holdings, Inc.
Sr. Sub. Notes	6.75%	11/15/13		B1	50	50,125

						834,888

Paper — 0.7%
Abitibi-Consolidated, Inc.
Gtd. Notes	5.25%	06/20/08		Ba3	50	48,125
Sr. Notes	8.375%	04/01/15		Ba3	125	122,812
Ainsworth Lumber Co. Ltd. (Canada)
Sr. Gtd. Notes	7.25%	10/01/12		B2	10	9,400
Sr. Notes	6.75%	03/15/14		B2	25	22,625
Caraustar Industries, Inc.
Sr. Sub. Notes	9.875%	04/01/11		Caa1	25	24,750
Cascades, Inc. (Canada)
Sr. Notes 144A(g)	7.25%	02/15/13		Ba3	95	92,388
Cellu Tissue Holdings, Inc.
Sec’d Notes	9.75%	03/15/10		B2	125	125,312
Georgia-Pacific Corp.
Notes	8.125%	05/15/11		Ba2	30	33,150
Notes	8.875%	05/15/31		Ba2	100	118,267
Notes (cost $76,119; purchased 05/13/04)(h)	7.50%	05/15/06		Ba2	75	75,844
Jefferson Smurfit Corp.
Gtd. Notes	7.50%	06/01/13		B2	50	45,000
Gtd. Notes	8.25%	10/01/12		B2	125	117,500

Mercer International, Inc.
Sr. Notes	9.25%	02/15/13	Caa1	25	$21,250
Millar Western Forest Products, Ltd.
Sr. Notes	7.75%	11/15/13	B2	65	55,413
Norampac, Inc.
Sr. Notes	6.75%	06/01/13	Ba2	30	29,850
Smurfit-Stone Container Corp.
Sr. Notes	8.375%	07/01/12	B2	25	23,750
Sr. Notes	9.75%	02/01/11	B2	25	25,375
Tembec Industries, Inc. (Canada)
Gtd. Notes	7.75%	03/15/12	B3	95	60,325

					1,051,136

Pipelines & Other — 1.1%
El Paso Corp.
Sr. Notes	7.00%	05/15/11	Caa1	465	463,838
El Paso Production Holding Co.
Gtd. Notes	7.75%	06/01/13	B3	150	156,750
Inergy LP
Sr. Notes 144A(g)	6.875%	12/15/14	B1	50	47,750
Pacific Energy Partners Finance
Sr. Notes	7.125%	06/15/14	Ba2	25	25,938
Tennessee Gas Pipeline Co.
Debs.	7.00%	03/15/27	B1	90	92,329
Debs.	7.00%	10/15/28	B1	50	49,609
Debs.	7.625%	04/01/37	B1	145	153,217
TransMontaigne, Inc.
Sr. Sub. Notes	9.125%	06/01/10	B3	35	36,750
Williams Cos., Inc.
Notes 144A(g)	6.375%	10/01/10	B1	350	347,375
Notes	7.125%	09/01/11	B1	225	235,687
Notes	8.125%	03/15/12	B1	40	43,700

					1,652,943

Retailers — 0.5%
Asbury Automotive Group, Inc.
Sr. Sub. Notes 144A(g)	8.00%	03/15/14	B3	25	23,750
Group 1 Automotive, Inc.
Sr. Sub. Notes	8.25%	08/15/13	B1	75	73,500
GSC Holdings Corp.
Gtd. Notes 144A(g)	8.00%	10/01/12	Ba3	50	49,750
JC Penney Co., Inc.
Debs.	7.40%	04/01/37	Ba1	235	254,094
Jean Coutu Group (PJC), Inc. (The)
Sr. Notes	7.625%	08/01/12	B2	50	50,875
Neiman Marcus Group, Inc.
Sr. Sub. Notes 144A(g)	10.375%	10/15/15	B3	75	74,625
Pantry, Inc. (The)
Sr. Sub. Notes	7.75%	02/15/14	B3	85	85,000
Rite Aid Corp.
Gtd. Notes	7.50%	01/15/15	B2	100	95,500
Sec’d. Notes	8.125%	05/01/10	B2	25	25,500
Sonic Automotive, Inc.
Sr. Sub. Notes	8.625%	08/15/13	B2	40	39,600

					772,194

Technology — 0.9%
Amkor Technology, Inc.
Sr. Notes	7.125%	03/15/11	Caa1	25	21,563
Flextronics International, Ltd.
Sr. Sub. Notes	6.25%	11/15/14	Ba2	150	149,250
Sr. Sub. Notes	6.50%	05/15/13	Ba2	40	40,800
Freescale Semiconductor, Inc.
Sr. Notes	6.875%	07/15/11	Ba2	100	105,000
Iron Mountain, Inc.
Gtd. Notes	8.625%	04/01/13	Caa1	95	99,512
Nortel Networks Corp.
Sr. Gtd. Notes	4.25%	09/01/08	B3	25	23,531
Nortel Networks, Ltd. (Canada)
Conv. Notes	6.125%	02/15/06	B3	115	115,000
Sanmina-SCI Corp.
Gtd. Notes	6.75%	03/01/13	B1	75	71,250
Gtd. Notes	10.375%	01/15/10	Ba2	100	110,250
Seagate Technology Hdd Holdings
Gtd. Notes	8.00%	05/15/09	Ba2	150	157,500
Stats Chippac, Ltd.
Notes 144A(g)	7.50%	07/19/10	Ba2	100	101,000
Sungard Data Systems, Inc.
Sr. Sub. Notes 144A(g)	10.25%	08/15/15	Caa1	100	101,250
Sr. Unsec’d. Notes 144A(g)	9.125%	08/15/13	B3	125	129,531

UGS Corp.
Sr. Gtd. Notes	10.00%	06/01/12		B3	100	$109,500
Unisys Corp.
Sr. Notes	8.00%	10/15/12		Ba3	100	98,250

						1,433,187

Telecommunications — 1.5%
Alamosa Delaware, Inc.
Gtd. Notes	11.00%	07/31/10		Caa1	50	56,375
Sr. Notes	8.50%	01/31/12		Caa1	25	26,688
AT&T Corp.
Sr. Notes	9.05%	11/15/11	(b)	Ba1	85	95,731
Centennial Communications Corp.
Sr. Notes	8.125%	02/01/14	(b)	B3	25	26,438
Cincinnati Bell, Inc.
Sr. Sub. Notes	8.375%	01/15/14		B3	60	59,100
Citizens Communications Co.
Notes	9.25%	05/15/11		Ba3	105	115,237
Sr. Notes	6.25%	01/15/13		Ba3	40	38,400
Dobson Cellular Systems, Inc.
Sec’d. Notes 144A(g)	8.375%	11/01/11		B1	25	26,313
Sec’d. Notes	8.443%	11/01/11	(b)	B1	25	25,906
Dobson Communications Corp.
Sr. Notes 144A(g)	8.10%	10/15/12	(b)	Caa2	10	9,863
Sr. Notes	10.875%	07/01/10		NR	50	52,812
Eircom Funding (Ireland)
Gtd. Notes	8.25%	08/15/13		B1	40	43,400
Hawaiian Telcom Communications, Inc.
Sr. Notes 144A(g)	8.914%	05/01/13	(b)	B3	25	25,250
Sr. Notes 144A(g)	9.75%	05/01/13		B3	25	25,500
Sr. Sub. Notes 144A(g)	12.50%	05/01/15		Caa1	100	101,000
MCI, Inc.
Sr. Notes	7.688%	05/01/09	(b)	B2	225	233,437
Sr. Notes	8.735%	05/01/14		B2	55	61,325
Qwest Communications International, Inc.
Sr. Notes 144A(g)	7.50%	02/15/14		B3	50	47,500
Qwest Corp.
Sr. Notes	7.625%	06/15/15		Ba3	500	510,625
Sr. Notes	7.875%	09/01/11		Ba3	100	104,250
Qwest Services Corp.
Sec’d. Notes	13.50%	12/15/10		Caa1	413	472,885
Rogers Wireless Communications, Inc. (Canada)
Sec’d. Notes	9.625%	05/01/11		Ba3	95	109,725
Ubiquitel Operating Co.
Sr. Note	9.875%	03/01/11		Caa1	75	83,250
US Unwired, Inc.
Sec’d Notes	8.12%	06/15/10	(b)	B2	25	25,844

						2,376,854

Tobacco
RJ Reynolds Tobacco Holdings, Inc.
Notes 144A(g)	6.50%	07/15/10		Ba2	25	24,938

TOTAL CORPORATE BONDS (cost $32,457,357)						32,977,818

					Shares
PREFERRED STOCKS(a)
Telecommunications McLeodUSA, Inc., Ser. A (cost $233,839)					1,043	125

CONVERTIBLE BOND
Capital Goods
Tyco International Group SA 144A(g) (cost $20,000)	3.125%	01/15/23		Baa3	20	26,475

FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
Federal Republic of Brazil	11.00%	08/17/40		Ba3	200	245,200
Federal Republic of Brazil	12.00%	04/15/10		Ba3	300	367,350
Panamanian Government Bonds	9.625%	02/08/11		Ba1	250	298,750
Republic of Italy	0.375%	10/10/06		Aa2	JPY 3,000	26,520
Russian Federation	5.00%	03/31/30		Baa2	450	517,050
United Kingdom Treasury Stock	4.75%	06/07/10		Aaa	500	901,777
United Kingdom Treasury Stock	5.00%	03/07/12		AAA(e)	100	183,776
United Kingdom Treasury Stock	5.00%	09/07/14		Aaa	700	1,299,244
United Mexican States	8.125%	12/30/19		Baa1	170	206,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $3,969,433)						4,045,792

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Bear Stearns Alt-A Trust
Ser. 2005-4, Class 23A2	5.433%	05/25/35	(b)	Aaa	269	$269,571
Commercial Mortgage Pass-Through Cert
Ser. 2005-F10A, Class M0A1	3.948%	03/15/20	(b)	Aaa	600	599,890
Fanniemae Grantor Trust
Ser. 2005-T3, Class A1A	4.078%	07/25/35	(b)	NR	261	261,191
Ocwen Mortgage Loan Asset Backed
Certificates
Ser. 1998-OFS3, Cl. A	4.45%	10/25/29	(b)	AAA(e)	3	3,090
Structured Asset Mortgage Investments, Inc.	4.916%	02/25/30	(b)	Aaa	13	13,244
Washington Mutual, Inc.
Ser. 2003-R1, Class A1	4.10%	12/25/27	(b)	Aaa	945	943,841

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,094,218)						2,090,827

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Small Business Administration
Gtd. Notes	7.59%	01/01/20		Aaa	232	251,693
Gtd. Notes	8.017%	02/10/10		Aaa	140	150,752

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $371,376)						402,445

U.S. GOVERNMENT SECURITIES — 7.4%
United States Treasury Bonds	6.00%	02/15/26	(d)		1,650	1,945,969
United States Treasury Bonds	8.875%	02/15/19	(d)		700	1,002,777
United States Treasury Bonds	9.00%	11/15/18	(d)		125	180,088
United States Treasury Notes	2.00%	07/15/14	(d)		1,036	1,058,768
United States Treasury Notes	3.125%	01/31/07	(d)		100	98,664
United States Treasury Notes	3.375%	02/15/08	(d)		200	196,390
United States Treasury Notes	3.50%	02/15/10	(d)		800	777,093
United States Treasury Notes	3.625%	01/15/10	(d)		200	195,383
United States Treasury Notes	3.75%	03/31/07	(d)		700	695,516
United States Treasury Notes	4.00%	04/15/10	(d)		600	594,539
United States Treasury Notes	4.25%	08/15/14	(d)		700	695,625
United States Treasury Notes	4.25%	11/15/14	(d)		4,100	4,070,693

TOTAL U.S. GOVERNMENT SECURITIES (cost $11,648,194)						11,511,505

MORTGAGE BACKED SECURITIES — 28.1%
Federal Home Loan Mortgage Corp.	4.265%	07/25/44	(b)		1,348	1,355,228
Federal Home Loan Mortgage Corp.	4.42%	11/15/30	(b)		22	22,403
Federal Home Loan Mortgage Corp.	5.50%	TBA			2,000	2,000,000
Federal National Mortgage Assn.	4.00%	09/01/18 - 09/01/20			9,834	9,468,701
Federal National Mortgage Assn.	4.41%	05/01/36	(b)		256	258,524
Federal National Mortgage Assn.	4.50%	08/01/33 - 09/01/35			4,658	4,442,595
Federal National Mortgage Assn.	5.00%	01/01/19			165	165,125
Federal National Mortgage Assn.	5.50%	02/01/35			8,376	8,376,607
Federal National Mortgage Assn.	5.501%	TBA			15,050	15,071,533
Federal National Mortgage Assn.	6.00%	11/01/32			219	222,378
Federal National Mortgage Assn.	6.285%	08/01/29	(b)		50	51,328
Federal National Mortgage Assn.	6.50%	06/01/18 - 10/01/32			457	473,494
Federal National Mortgage Assn.	6.875%	08/01/09	(b)		942	999,125
Government National Mortgage Assn.	3.75%	08/20/24	(b)		10	10,469
Government National Mortgage Assn.	4.125%	10/20/27 - 11/20/29	(b)		104	105,894
Government National Mortgage Assn.	4.375%	04/20/27	(b)		125	126,732
Government National Mortgage Assn.	7.50%	02/20/30			444	460,397
Government National Mortgage Assn.	8.00%	08/20/31			8	8,908
Government National Mortgage Assn.	8.50%	02/20/26 - 04/20/31			59	64,034

TOTAL MORTGAGE BACKED SECURITIES (cost $43,969,722)						43,683,475

MUNICIPAL BONDS — 1.5%
Golden State Tobacco Securitization Corp.,
Ser. 2003-A-1	6.25%	06/01/33		Baa3	300	332,685
Massachusetts St. Wtr. Res. Auth.,
Ser. 1080	7.05%	08/01/32	(b)	Aaa	125	133,757
Michigan St. Bldg. Auth. Rev.,
Ser. I	5.25%	10/15/11		Aaa	400	438,796
New Jersey St. Trans. Trust Fund Auth.,
Ser. 1044	6.90%	06/15/12	(b)	NR	300	344,934
San Antonio, Texas Water Rev.	5.00%	05/15/25		Aaa	500	526,240
Tobacco Settlement Financing Corp., Ser. 2001-B	5.875%	05/15/39		Baa3	290	307,264
Tobacco Settlement Financing Corp.	6.375%	06/01/32		Baa3	250	282,695

TOTAL MUNICIPAL BONDS (cost $2,142,103)						2,366,371

TOTAL LONG-TERM INVESTMENTS (cost $147,402,789)						161,771,020

SHORT-TERM INVESTMENTS — 7.2%
CORPORATE BONDS — 0.2%
Energy — 0.2%
Carolina Power & Light Co.	3.67%	10/11/05		NR	300	299,694
General Electric Capital Corp.	3.50%	10/12/05		PRIM1	100	99,893

TOTAL CORPORATE BONDS (cost $399,587)						$399,587

U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bills	3.385%	12/15/05		Aaa	250	248,237
United States Treasury Bills	3.43%	12/15/05		Aaa	135	134,035

TOTAL U.S. GOVERNMENT SECURITIES (cost $382,272)						382,272

MORTGAGE BACKED SECURITIES — 1.3%
Federal Home Loan Bank	3.673%	11/25/05		Aaa	800	795,514
Federal Home Loan Mortgage Corp.	3.965%	03/28/06		Aaa	600	588,237
Federal National Mortgage Assn.	Zero	03/29/06		A-1+	600	588,085

TOTAL MORTGAGE BACKED SECURITIES (cost $1,971,836)						1,971,836

REPURCHASE AGREEMENTS — 2.5%
State Street Bank & Trust Co.,	3.10%,	10/03/05	(f)		1,870	1,870,021
United States Treasury Repurchase Agreement	3.25%	10/03/05			2,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,870,021)						3,870,021

					Shares
Money Market Mutual Fund — 3.0%
Dryden Core Investment Fund - Taxable Money Market Series(i) (cost $4,603,412)					4,603,412	4,603,412

					Contracts/ Notional (000)
OUTSTANDING OPTIONS PURCHASED — 0.0%
Put Options
Euro Futures, expiring 12/19/05 @ $93.0					25	125
Euro Futures, expiring 12/19/05 @ $93.75					260	650
Euro Futures, expiring 12/19/05 @ $94.0					50	125

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,340)						900

TOTAL SHORT-TERM INVESTMENTS (cost $11,228,468)						11,228,028

TOTAL INVESTMENTS, BEFORE SHORT SALES —111.2% (cost $158,631,257)(k)						172,999,048

					Principal Amount (000)
INVESTMENTS SOLD SHORT — (8.3%)
Federal National Mortgage Assn.	4.00%	TBA		Aaa	5,500	(5,290,312)
Federal National Mortgage Assn.	5.501%	TBA		Aaa	3,000	(3,029,064)
United States Treasury Notes	3.625%	05/15/13		Aaa	4,800	(4,603,877)

TOTAL INVESTMENTS SOLD SHORT (cost $13,062,037)						(12,923,253)

TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT — 102.9% (cost $145,569,220)						$160,075,795
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (2.9)%						(4,467,982)

TOTAL NET ASSETS — 100%						$155,607,813

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

JPY	Japanese Yen

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	Securities purchased on a forward commitment basis

(a)	Non-income producing security.

(b)	Rate shown reflects current rate of variable instruments.

(c)	Issuer in default.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	State Street Repurchase Agreement, repurchase price $1,870,503 due 10/03/05. The value of the collateral including accrued interest was $1,921,787. The collateral consists of US Treasury or federal agency obligations.

(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $997,691. The aggregate value, $887,249 represents 0.6% of the net assets.

(i)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts, interest rate swaps and credit default swaps of:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
63	Eurodollar	Dec 05	$15,146,796	$15,059,363	$(87,433)
18	Eurodollar	Mar 06	4,302,863	4,295,250	(7,613)
11	Eurodollar	Dec 06	2,640,963	2,623,225	(17,738)
122	U.S. Treasury 5Yr Notes	Dec 05	13,140,632	13,036,844	(103,788)

					(216,572)
Short Positions:
13	U.S. Treasury 10Yr Notes	Dec 05	1,438,637	1,428,984	9,653

					$(206,919)

Forward foreign currency contracts outstanding at September 30, 2005:

Forward Foreign Currency Contract	Value at Settlement Date	Value at September 30, 2005	Unrealized Appreciation/ (Depreciation)
Bought:
Euro expiring 11/08/05	$267,355	$267,322	$(33)
Pound Sterling expiring 10/13/05	35,308	35,267	(41)
Sold:
Pound Sterling expiring 10/13/05	2,213,760	2,168,938	44,822
Pound Sterling expiring 10/13/05	257,755	257,451	304

			45,052

(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

			Net
Tax Basis			Unrealized
of Investments	Appreciation	Depreciation	Appreciation
$159,676,874	$15,761,325	$(2,439,151)	$13,322,174

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Interest rate swaps agreement outstanding at September 30, 2005:

Diversified Conservative Growth Portfolio Interest Rate Swaps:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays (b)	09/15/10	GBP 600	5.00%	6 month LIBOR	$1,990
Barclays (a)	06/18/34	GBP 300	5.00%	6 month LIBOR	(4,148)
Barclays (b)	12/15/10	$1,100	4.00%	3 month LIBOR	(21,031)
Greenwich (b)	12/15/10	$1,600	4.00%	3 month LIBOR	(26,878)
Goldman Sachs (a)	12/15/07	$1,000	4.00%	3 month LIBOR	8,150
Goldman Sachs (a)	12/15/12	$600	5.00%	3 month LIBOR	61,222
Merrill Lynch (a)	12/15/14	EUR 3,700	4.00%	6 month LIBOR	(63,827)
Lehman Brothers (b)	12/15/15	$900	5.00%	3 month LIBOR	(25,383)
UBS AG (a)	12/15/15	$300	5.00%	3 month LIBOR	(8,464)
Barclays (a)	06/15/15	JPY 10,000	1.50%	6 month LIBOR	238
Merrill Lynch (b)	06/15/15	JPY 30,000	1.50%	6 month LIBOR	469

					$(77,662)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swaps agreements outstanding at September 30, 2005:

Diversified Conservative Growth Portfolio Credit Default Swaps:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley(a)	12/20/08	$200	0.26%	Allstate Corp. (The), 6.125%, due 2/15/12	$(424)
Merrill Lynch(a)	12/20/08	$100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(667)
Morgan Stanley(a)	12/20/08	$100	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(121)
Barclays(a)	12/20/08	$200	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	(667)
Bank of America, N.A(a)	12/20/08	$100	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	—
Bear Stearns(a)	12/20/08	$200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(908)
Lehman Brothers(a)	12/20/08	$200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(425)
Lehman Brothers(a)	12/20/08	$200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(122)
Citigroup(a)	12/20/08	$100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(485)
Lehman Brothers(a)	12/20/08	$100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	120
Citigroup(a)	12/20/08	$200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(666)
Citigroup(a)	12/20/08	$300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(456)
UBS AG(a)	12/20/08	$200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	1,198
Lehman Brothers(a)	12/20/08	$100	0.30%	Masco Corp., 5.875%, due 7/15/12	(272)
Lehman Brothers(a)	12/20/08	$100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	451
Barclays(a)	12/20/08	$100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,298)
Lehman Brothers(a)	12/20/08	$100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(1,152)
Lehman Brothers(a)	12/20/08	$100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,242)
Lehman Brothers(a)	12/20/08	$100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,053)
Lehman Brothers(a)	06/20/09	$400	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(2,839)
Merrill Lynch(b)	03/20/07	$200	0.61%	Russian Federation, 5.00%, due 3/31/30	800
Goldman Sachs(b)	06/20/10	$2,200	0.40%	Dow Jones CDX NA IG4 Index	1,650
Bear Stearns(b)	06/20/10	$900	0.40%	Dow Jones CDX NA IG4 Index	3,283
Bank of America, N.A(b)	06/20/10	$1,000	0.40%	Dow Jones CDX NA IG4 Index	10,511
Morgan Stanley(a)	09/20/10	$100	2.70%	Republic of Turkey, 11.875%, due 1/15/30	(2,746)

					$1,470

(a)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

JENNISON 20/20 FOCUS PORTFOLIO

September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 4.2%
Honeywell International, Inc.	153,600	$5,760,000
Northrop Grumman Corp.	70,800	3,847,980

		9,607,980

Biotechnology — 4.7%
Amgen, Inc.(a)	55,700	4,437,619
Genentech, Inc.(a)	77,500	6,526,275

		10,963,894

Capital Markets — 4.5%
Charles Schwab Corp. (The)	334,700	4,829,721
Merrill Lynch & Co., Inc.	92,000	5,644,200

		10,473,921

Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	129,600	5,076,432

Commercial Services & Supplies — 2.6%
Waste Management, Inc.	206,700	5,913,687

Computers & Peripherals — 2.4%
Apple Computer, Inc.(a)	104,700	5,612,967

Consumer Finance — 2.1%
American Express Co.	86,600	4,974,304

Energy Equipment & Services — 3.4%
Halliburton Co.	113,600	7,783,872

Food Products — 2.2%
Cadbury Schweppes, ADR (United Kingdom)	126,300	5,144,199

Food & Staples Retailing — 4.4%
Kroger Co.(a)	236,300	4,865,417
Whole Foods Market, Inc.	40,200	5,404,890

		10,270,307

Health Care Providers & Services — 6.6%
Caremark Rx, Inc.(a)	99,000	4,943,070
CIGNA Corp.	47,000	5,539,420
UnitedHealth Group, Inc.	85,200	4,788,240

		15,270,730

Household Products — 2.3%
Procter & Gamble Co. (The)	88,200	$5,244,372

Independent Power Producers & Energy Traders — 3.6%
TXU Corp.	73,400	8,285,392

Industrial Conglomerates — 4.8%
General Electric Co.	162,600	5,474,742
Tyco International Ltd.	198,600	5,531,010

		11,005,752

Insurance — 2.0%
American International Group, Inc.	74,300	4,603,628

Internet & Catalog Retail — 2.6%
eBay, Inc.(a)	147,400	6,072,880

Internet Software & Services — 3.5%
Google, Inc. (Class “A” Stock)(a)	25,700	8,133,022

Metals & Mining — 3.0%
Phelps Dodge Corp.	52,600	6,834,318

Multiline Retail — 4.3%
Federated Department Stores, Inc.	78,200	5,229,234
Target Corp.	91,100	4,730,823

		9,960,057

Multi - Utilities — 2.7%
Sempra Energy	135,200	6,362,512

Office Electronics — 2.3%
Xerox Corp.(a)	388,800	5,307,120

Oil, Gas & Consumable Fuels — 8.5%
Nexen, Inc.	226,600	10,799,756
Suncor Energy, Inc.	144,500	8,746,585

		19,546,341

Paper & Forest Products — 1.5%
Georgia-Pacific Corp.	105,200	3,583,112

Pharmaceuticals — 6.6%
Novartis AG, ADR (Switzerland)	118,400	6,038,400
Roche Holding AG, ADR (Switzerland)	76,300	5,320,437
Sanofi-Aventis, ADR (France)	95,800	3,980,490

		15,339,327

Semiconductors & Semiconductor Equipment — 4.5%
Marvell Technology Group Ltd.(a)	108,800	5,016,768
Texas Instruments, Inc.	156,800	5,315,520

		10,332,288

Software — 4.6%
Adobe Systems, Inc.	186,300	5,561,055
Electronic Arts, Inc.(a)	90,400	5,142,856

		10,703,911

Tobacco — 2.4%
Altria Group, Inc.	74,100	$5,461,911

TOTAL LONG-TERM INVESTMENTS (cost $178,409,221)		227,868,236

SHORT-TERM INVESTMENTS — 1.5%
Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (b)	3,557,065	3,557,065

TOTAL INVESTMENTS — 100.0% (cost $181,966,286)(c)		231,425,301
OTHER ASSETS IN EXCESS OF LIABILITIES		39,319

NET ASSETS — 100%		$231,464,620

The following abbreviation is used in portfolio descriptions:

ADR American Depositay Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$182,023,216	$50,746,103	$(1,344,018)	$49,402,085

The difference between book basis and tax basis was attributable to deferred loses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP SMALL CAP GROWTH PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS
Agricultural Products & Services — 1.1%
Delta & Pine Land Co.	57,990	$1,531,516

Autos-Cars & Trucks — 1.0%
American Axle & Manufacturing Holdings, Inc.	19,800	456,984
Modine Manufacturing Co.	25,200	924,336

		1,381,320

Banking — 0.9%
BankAtlantic Bancorp, Inc. (Class “A” Stock)	17,574	298,582
Greater Bay Bancorp	10,800	266,112
Wintrust Financial Corp.	13,100	658,406

		1,223,100

Chemicals — 1.2%
Cabot Microelectronics Corp.(a)	21,300	625,794
Spartech Corp.	53,900	1,053,206

		1,679,000

Commercial Services & Supplies — 2.4%
Corrections Corp. of America(a)	26,745	1,061,777
Rollins, Inc.	57,700	1,126,304
SCP Pool Corp.	29,329	1,024,462

		3,212,543

Computer Software & Services — 6.1%
ANSYS, Inc.(a)	41,815	1,609,459
Datastream Systems, Inc.(a)	165,361	1,306,352
FactSet Research Systems, Inc.	56,658	1,996,628
Kanbay International, Inc.(a)	29,900	562,120
McDATA Corp.(a)	178,131	933,407
Netsmart Technologies, Inc.(a)	29,000	354,380
RadiSys Corp.(a)	74,213	1,439,732

		8,202,078

Construction — 0.7%
Chicago Bridge & Iron Co. NV	30,800	957,572

Consulting — 1.0%
Navigant Consulting, Inc.(a)	44,200	846,872
Watson Wyatt & Co.	19,900	536,305

		1,383,177

Consumer Products & Services — 2.7%
Acco Brands Corp.(a)	7,500	211,650
Blyth, Inc.	35,900	800,211
Elizabeth Arden, Inc.(a)	14,600	315,068
Korn / Ferry International(a)	18,600	304,854
Resources Connection, Inc.(a)	36,925	1,094,088
Ritchie Bros. Auctioneers, Inc.	21,300	936,987

		3,662,858

Distribution/Wholesalers — 1.4%
MWI Veterinary Supply, Inc.(a)	23,300	464,835
ScanSource, Inc.(a)	29,000	1,413,460

		1,878,295

Diversified Manufacturing Operations — 2.2%
Actuant Corp. (Class “A” Stock)	20,943	980,132
Applied Films Corp.(a)	49,611	1,041,831
CLARCOR, Inc.	9,100	261,352
Drew Industries, Inc.(a)	25,400	655,574

		2,938,889

Electronic Components — 2.8%
Daktronics, Inc.	12,100	290,158
Gentex Corp.	35,636	620,066
Littelfuse, Inc.(a)	10,292	289,514
LoJack Corp.(a)	18,200	384,748
Methode Eletronics, Inc.	38,500	443,520
Universal Electronics, Inc.(a)	99,474	1,719,906

		3,747,912

Financial Services — 5.3%
Assured Guaranty Ltd.	79,100	1,892,863
Boston Private Financial Holdings, Inc.	23,500	623,690
Financial Federal Corp.	14,500	577,100
Global Payments, Inc.	21,603	1,678,985
Harbor Florida Bancshares, Inc.	1,848	67,027
Hilb Rogal & Hobbs Co.	11,000	410,520
ITLA Capital Corp.(a)	15,600	818,844
Primus Guaranty Ltd.(a)	17,455	189,911
W.P. Stewart & Co., Ltd.	29,200	651,744
World Acceptance Corp.(a)	12,600	320,166

		7,230,850

Foods — 0.4%
Tootsie Roll Industries, Inc.	19,100	606,425

Gaming — 1.4%
Nevada Gold & Casinos, Inc.(a)	28,112	316,541
Shuffle Master, Inc.(a)	59,444	1,571,105

		1,887,646

SP Small Cap Growth PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Health Services — 4.9%
American Healthways, Inc.(a)	32,705	$1,386,692
Apria Healthcare Group, Inc.(a)	24,500	781,795
Centene Corp.(a)	36,200	906,086
Computer Programs & Systems, Inc.	9,600	331,584
Eclipsys Corp.(a)	69,460	1,239,167
Horizon Health Corp.(a)	53,443	1,452,046
Per-Se Technologies, Inc.(a)	25,608	529,061

		6,626,431

Instrument-Controls — 0.4%
Photon Dynamics, Inc.(a)	31,616	605,446

Insurance — 2.7%
American Equity Investment Life Holding Co.	45,100	511,885
HCC Insurance Holdings, Inc.	52,050	1,484,986
Hooper Holmes, Inc.	90,856	357,064
Philadelphia Consolidated Holding Corp.(a)	8,213	697,284
RLI Corp.	12,900	596,754

		3,647,973

Internet Services — 1.1%
eCollege.com(a)	30,435	452,264
Internet Capital Group, Inc.(a)	50,386	443,901
j2 Global Communications, Inc.(a)	15,800	638,636

		1,534,801

Leisure — 1.1%
International Speedway Corp. (Class “A” Stock)	28,900	1,516,383

Machinery — 3.5%
Bucyrus International, Inc.	27,500	1,351,075
IDEX Corp.	29,300	1,246,715
Lindsay Manufacturing Co.	12,000	264,120
Middleby Corp. (The)(a)	6,200	449,500
Regal-Beloit Corp.	21,100	684,484
Robbins & Myers, Inc.	31,300	703,624

		4,699,518

Media — 3.0%
Dolby Laboratories, Inc.(a)	42,350	677,600
Emmis Communications Corp. (Class “A” Stock)(a)	65,100	1,438,059
Journal Communications, Inc.	57,600	858,240
Meredith Corp.	22,600	1,127,514

		4,101,413

Medical Products — 12.5%
American Medical Systems Holdings, Inc.(a)	76,051	1,532,428
Arrow International, Inc.	25,900	730,380
Connetics Corp.(a)	36,445	616,285
Cooper Cos., Inc. (The)	10,561	809,078
deCODE genetics, Inc.(a)	99,115	831,575
Dendreon Corp.(a)	53,214	357,066
DJ Orthopedics, Inc.(a)	27,337	791,133
ICU Medical, Inc.(a)	12,600	362,376
INAMED Corp.(a)	21,836	1,652,548
K-V Pharmaceutical Co. (Class “A” Stock)(a)	84,955	1,509,650
Landauer, Inc.	14,500	710,500
Medicis Pharmaceutical Corp. (Class “A” Stock)	20,998	683,695
Respironics, Inc.(a)	57,309	2,417,294
STERIS Corp.	37,000	880,230
SurModics, Inc.(a)	17,110	661,986
Techne Corp.(a)	11,300	643,874
Thoratec Corp.(a)	27,179	482,699
Young Innovations, Inc.	34,900	1,321,314

		16,994,111

Metals & Mining — 2.9%
Aleris International, Inc.(a)	94,688	2,599,186
Mine Safety Appliances Co.	8,100	313,470
NS Group, Inc.(a)	24,746	971,280

		3,883,936

Mineral Resources — 0.2%
AMCOL International Corp.	15,600	297,492

Networking — 1.2%
UNOVA, Inc.(a)	46,447	1,624,716

Oil & Gas Equipment & Services — 2.4%
CARBO Ceramics, Inc.	19,800	1,306,602
FMC Technologies, Inc.(a)	16,700	703,237
TETRA Technologies, Inc.(a)	38,154	1,191,168

		3,201,007

Oil & Gas Exploration & Production — 3.6%
Core Laboratories N.V.(a)	17,787	573,809
Hydril(a)	6,000	411,840
Patterson-UTI Energy, Inc.	48,676	1,756,230
Unit Corp.(a)	38,883	2,149,452

		4,891,331

Publishing — 1.1%
Courier Corp.	11,800	441,320
Journal Register Co. (Class “A” Stock)	61,100	988,598

		1,429,918

Retail — 7.4%
A.C. Moore Arts & Crafts, Inc.(a)	29,468	565,196
Blue Nile, Inc.(a)	14,402	455,679
Build-A-Bear Workshop, Inc.(a)	26,916	600,227
Cabela’s Inc.(a)	44,308	813,938
Cash America International, Inc.	27,392	568,384
Christopher & Banks Corp.	16,700	231,629
Genesco, Inc.(a)	51,153	1,904,938

SP Small Cap Growth PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
MSC Industrial Direct, Inc. (Class “A” Stock)	47,500	$1,575,575
Regis Corp.	20,600	779,092
Ruby Tuesday, Inc.	29,600	644,096
Steak’N Shake Co. (The)(a)	54,500	989,175
Tempur-Pedic International, Inc.(a)	70,599	835,892

		9,963,821

Schools — 0.7%
Universal Technical Institute, Inc.(a)	27,100	965,031

Semiconductor Equipment — 2.5%
Advanced Energy Industries, Inc.(a)	31,731	341,426
General Cable Corp.(a)	63,516	1,067,069
Integrated Device Technology, Inc.(a)	120,507	1,294,245
OYO Geospace Corp.(a)	32,503	643,884

		3,346,624

Telecommunication Equipment — 2.5%
EMS Technologies, Inc.(a)	54,119	885,928
Plantronics, Inc.	40,700	1,253,967
Tekelec, Inc.(a)	61,903	1,296,868

		3,436,763

Textiles — 1.2%
G & K Services, Inc. (Class “A” Stock)	41,900	1,650,441

Transportation Services — 5.4%
Forward Air Corp.	21,700	799,428
Headwaters, Inc.(a)	18,821	703,905
Heartland Express, Inc.	49,100	998,694
Hub Group, Inc. (Class “A” Stock)(a)	13,500	495,585
Landstar System, Inc.	54,700	2,189,641
Offshore Logistics, Inc.(a)	23,100	854,700
OMI Corp.	67,993	1,215,035

		7,256,988

Waste Management — 3.9%
Duratek, Inc.(a)	58,031	1,060,807
Stericycle, Inc.(a)	24,600	1,405,890
Waste Connections, Inc.(a)	79,818	2,800,015

		5,266,712

TOTAL LONG-TERM INVESTMENTS (cost $118,261,051)		128,464,037

SHORT-TERM INVESTMENTS — 6.2%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 3.10%, 10/3/05(cost $8,359,302)(b)	$8,359	8,359,302

TOTAL INVESTMENTS — 101.0% (cost $126,620,353) (c) $8,359		136,823,339
LIABILITIES IN EXCESS OF OTHER
ASSETS — (1.0)%		(1,289,880)

NET ASSETS — 100%
		$135,533,459

The following abbreviation is used in the portfolio descriptions:

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $8,361,462 due 10/03/2005. The value of the collateral including accrued interest was $8,563,825.

Collateralized by United States Treasury or federal agent obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$128,946,501	$14,089,331	$6,212,493	$7,876,838

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.7%
COMMON STOCKS — 85.9%
Australia — 3.7%
BHP Billiton Ltd.	270,900	$4,596,592
Macquarie Bank Ltd.	138,500	7,958,477
Toll Holdings Ltd.	293,300	3,109,022

		15,664,091

Austria — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	78,300	4,187,664

Canada — 4.2%
Canadian National Railway Co.	105,150	7,462,258
Manulife Financial Corp.	120,500	6,426,667
Research In Motion Ltd.(a)	25,850	1,763,359
Shoppers Drug Mart Corp.	56,300	1,990,477

		17,642,761

France — 9.5%
BNP Paribas SA	129,500	9,844,198
Essilor International SA	47,400	3,925,072
Hermes International	24,300	5,738,771
JC Decaux SA(a)	106,200	2,343,405
Sanofi-Synthelabo SA	113,100	9,345,130
Technip SA	61,600	3,645,430
Vinci SA	59,200	5,097,861

		39,939,867

Germany — 8.6%
Celesio AG	81,040	7,095,435
Continental AG	89,200	7,322,099
E.ON AG(a)	87,800	8,065,075
Qiagen NV(a)	152,100	1,965,114
SAP AG(a)	66,900	11,562,056

		36,009,779

Greece — 2.0%
Coco-Cola Hellenic Bottling Co. SA	100,300	2,912,379
EFG Eurobank Ergasias	67,170	2,071,486
National Bank Of Greece SA	56,440	2,242,539
OPAP SA	42,600	1,320,929

		8,547,333

Hong Kong — 2.4%
Esprit Holdings Ltd.	599,300	4,480,835
Techtronic Industries Co. Ltd.	2,133,800	5,432,596

		9,913,431

Hungary — 0.8%
OTP Bank Rt.	44,500	3,519,950

India — 1.5%
HDFC Bank Ltd., ADR	48,000	2,457,600
Infosys Technologies Ltd., ADR	53,100	3,944,268

		6,401,868

Ireland — 1.9%
Anglo Irish Bank Corp. PLC	292,700	3,983,901
Ryanair Holdings PLC, ADR(a)	84,300	3,838,179

		7,822,080

Italy — 1.7%
Luxottica Group SpA	281,000	6,984,043

Japan — 19.0%
ASKUL Corp.	22,200	1,310,254
Chiyoda Corp.	194,000	3,571,706
Denso Corp.	309,600	8,972,727
Hoya Corp.(a)	179,200	6,057,787
Keyence Corp.	29,100	7,316,015
Mitsubishi UFJ Financial Group, Inc.	969	12,718,552
Nidec Corp.(a)	60,400	3,570,155
Nitto Denko Corp., ADR	49,500	2,786,337
ORIX Corp.	55,300	9,986,346
Sharp Corp.	731,800	10,597,949
Shinsei Bank Ltd.	1,408,000	8,868,217
Yamada Denki Co. Ltd.	49,800	3,785,888

		79,541,933

Mexico — 1.9%
America Movil SA de CV, Ser. L	1,777,600	2,344,905
Wal-Mart de Mexico SA de CV, Ser. V	1,085,000	5,522,334

		7,867,239

Norway — 1.0%
Statoil ASA	163,400	4,052,858

South Africa — 1.5%
Sasol	153,900	5,957,653
Standard Bank Group Ltd.	42,593	468,607

		6,426,260

South Korea — 1.7%
Kookmin Bank, GDR(c)	46,600	2,746,430
Samsung Electronics Co. Ltd.	8,100	4,564,255

		7,310,685

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Spain — 2.0%
Grupo Ferrovial SA	31,600	$2,630,007
Industria de Diseno Textil, SA	193,119	5,667,881

		8,297,888

Sweden — 1.2%
Capio AB(a)	57,200	1,128,634
Scania AB (Class “B” Stock)	102,600	3,704,855

		4,833,489

Switzerland — 8.5%
Nobel Biocare Holding AG(a)	8,700	2,049,747
Roche Holding AG, ADR(c)	91,550	12,715,376
SGS Societe Generale Surveillance	3,680	2,838,423
Synthes, Inc.	71,900	8,408,837
UBS AG	115,320	9,798,926

		35,811,309

Taiwan — 3.3%
Hon Hai Precision Industry Co. Ltd.	1,697,441	7,902,688
MediaTek Inc.	629,000	5,932,621

		13,835,309

United Kingdom — 8.5%
BG Group PLC	1,328,175	12,603,370
Capital Group PLC	624,600	4,150,537
Next PLC	216,000	5,303,250
Reckitt Benckiser PLC	167,400	5,099,140
Tesco PLC(a)	1,561,900	8,526,347

		35,682,644

TOTAL COMMON STOCKS (cost $ 310,398,279)		360,292,481

PREFERRED STOCKS — 4.8%
Brazil — 3.4%
Banco Itau Holding Financeira SA(a)	19,839	4,736,915
Petrol Brasileiros	611,400	9,773,298

		14,510,213

Germany — 1.4%
Porsche AG	7,500	5,766,624

TOTAL PREFERRED STOCKS (cost $ 15,058,581)		20,276,837

TOTAL LONG-TERM INVESTMENTS (cost $ 325,456,860)		380,569,318

SHORT-TERM INVESTMENTS — 4.6%
MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series(b) (cost $ 19,196,633)	19,196,633	$19,196,633

TOTAL INVESTMENTS — 95.3% (cost $ 344,653,493)(d)		399,765,951
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.7%		19,759,022

TOTAL NET ASSETS — 100.0%		$419,524,973

The following abbreviations are used in the portfolio descriptions:

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investment LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(d)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$344,653,493	$58,950,567	$3,838,109	$55,112,458

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP LARGE CAP VALUE PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace/Defense — 2.9%
Lockheed Martin Corp.	174,400	$10,645,376
Northrop Grumman Corp.	71,700	3,896,895
Raytheon Co.	226,500	8,611,530

		23,153,801

Air Freight & Couriers — 0.2%
FedEx Corp.	14,600	1,272,098

Auto Components — 1.6%
Delphi Corp.	422,900	1,167,204
Johnson Controls, Inc.	43,900	2,723,995
Lear Corp.	159,700	5,425,009
Magna International, Inc. (Class “A” Stock)	46,700	3,495,962

		12,812,170

Beverages — 0.7%
Coca-Cola Co.	101,700	4,392,423
Coca-Cola Enterprises, Inc.	74,100	1,444,950

		5,837,373

Biotechnology
Amgen, Inc.(a)	2,900	231,043

Building & Building Products
Masco Corp.	5,500	168,740

Chemicals — 1.1%
Air Products & Chemicals, Inc.	52,900	2,916,906
E. I. du Pont de Nemours & Co.	14,000	548,380
PPG Industries, Inc.	9,100	538,629
Praxair, Inc.	59,700	2,861,421
Rohm & Haas Co.	52,600	2,163,438

		9,028,774

Commercial Banks — 5.4%
Astoria Financial Corp.	13,100	346,102
Bank of America Corp.	296,100	12,465,810
Bank of New York Co., Inc.	12,600	370,566
BB&T Corp.	6,200	242,110
Compass Bancshares, Inc.	1,600	73,328
KeyCorp	189,000	6,095,250
Marshall & Ilsley Corp.	2,800	121,828
Mellon Financial Corp.	128,500	4,108,145
North Fork Bancorporation, Inc.	158,700	4,046,850
UnionBanCal Corp.	70,600	4,922,232
Wachovia Corp.	32,800	1,560,952
Wells Fargo & Co.	128,200	7,508,674
Zions Bancorporation	14,500	1,032,545

		42,894,392

Commercial Services & Supplies — 2.1%
Cendant Corp.	403,000	8,317,920
Nalco Holding Co.(a)	83,100	1,401,897
PHH Corp.(a)	12,770	350,664
Waste Management, Inc.	244,100	6,983,701

		17,054,182

Communications Equipment — 0.8%
Agere Systems, Inc.(a)	11,200	116,592
Corning, Inc.(a)	130,700	2,526,431
Juniper Networks, Inc.(a)	52,900	1,258,491
Motorola, Inc.	80,100	1,769,409
QUALCOMM, Inc.	12,100	541,475

		6,212,398

Computers & Peripherals — 0.8%
Dell, Inc.(a)	25,500	872,100
EMC Corp.(a)	25,400	328,676
Hewlett-Packard Co.	92,200	2,692,240
International Business Machines Corp. (IBM)	14,900	1,195,278
Lexmark International, Inc. (Class “A” Stock)(a)	10,600	647,130
NCR Corp.(a)	6,400	204,224

		5,939,648

Consumer Finance — 1.3%
MBNA Corp.	414,900	10,223,136

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.(a)	5,500	56,980
Temple-Inland, Inc.	15,000	612,750

		669,730

Diversified Consumer Products
Kimberly-Clark Corp.	4,900	291,697

Diversified Financial Services — 8.3%
Capital One Financial Corp.	18,300	1,455,216
CIT Group, Inc.	170,700	7,712,226
Citigroup, Inc.	430,700	19,605,464
Countrywide Financial Corp.	125,100	4,125,798
E*TRADE Financial Corp.(a)	7,700	135,520
Goldman Sachs Group, Inc.	37,500	4,559,250
Merrill Lynch & Co., Inc.	40,800	2,503,080
Morgan Stanley	94,500	5,097,330
Principal Financial Group, Inc.	186,300	8,825,031
State Street Corp.	94,100	4,603,372

SP LARGE CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
TCF Financial Corp.	4,300	$115,025
U.S. Bancorp	263,400	7,396,272

		66,133,584

Diversified Manufacturing Operations
Danaher Corp.	1,900	102,277

Diversified Telecommunication Services — 2.8%
AT&T Corp.	60,700	1,201,860
MCI, Inc.	10,800	273,996
SBC Communications, Inc.	326,600	7,828,602
Sprint Corp.	148,600	3,533,708
Verizon Communications, Inc.	293,500	9,594,515

		22,432,681

Electric Utilities — 7.3%
CenterPoint Energy, Inc.	800	11,896
CMS Energy Corp.(a)	119,700	1,969,065
Consolidated Edison, Inc.	48,600	2,359,530
Constellation Energy Group	55,100	3,394,160
Dominion Resources, Inc.	66,700	5,745,538
Edison International	69,300	3,276,504
Entergy Corp.	77,200	5,737,504
FirstEnergy Corp.	193,300	10,074,796
FPL Group, Inc.	361,700	17,216,920
Northeast Utilities	45,500	907,725
Pepco Holdings, Inc.	6,000	139,620
PG&E Corp.	28,500	1,118,625
Pinnacle West Capital Corp.	20,000	881,600
PPL Corp.	87,400	2,825,642
Wisconsin Energy Corp.	23,600	942,112
Xcel Energy, Inc.	95,700	1,876,677

		58,477,914

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	8,600	513,248

Food Products — 2.4%
H.J. Heinz Co.	5,700	208,278
Kellogg Co.	3,800	175,294
Kraft Foods, Inc. (Class “A” Stock)	193,300	5,913,047
Sara Lee Corp.	203,500	3,856,325
Unilever PLC ADR (United Kingdom)	208,000	8,781,760

		18,934,704

Food & Staples Retailing — 1.7%
Albertson’s, Inc.	499,700	12,817,305
Sysco Corp.	11,700	367,029

		13,184,334

Healthcare Equipment & Supplies — 0.4%
Bausch & Lomb, Inc.	13,400	1,081,112
Boston Scientific Corp.(a)	31,100	726,807
Guidant Corp.	5,300	365,117
McKesson Corp.	800	37,960
Zimmer Holdings, Inc.(a)	10,700	737,123

		2,948,119

Healthcare Providers & Services — 2.2%
Aetna, Inc.	13,600	1,171,504
HCA, Inc.	97,800	4,686,576
Medco Health Solutions, Inc.(a)	14,200	778,586
Tenet Healthcare Corp.(a)	670,000	7,524,100
WellPoint, Inc.(a)	44,900	3,404,318

		17,565,084

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp. (Panama)	29,500	1,474,410
Harrah’s Entertainment, Inc.	102,427	6,677,216
Hilton Hotels Corp.	47,700	1,064,664
International Game Technology	22,500	607,500
Marriott International, Inc. (Class “A” Stock)	6,300	396,900
McDonald’s Corp.	114,500	3,834,605
Starwood Hotels & Resorts Worldwide, Inc.	8,500	485,945
Yum! Brands, Inc.	113,700	5,504,217

		20,045,457

Household Durables — 2.6%
Lennar Corp. (Class “A” Stock)	339,900	20,312,424
Mohawk Industries, Inc.(a)	7,400	593,850

		20,906,274

Household Products — 0.1%
Procter & Gamble Co.	18,998	1,129,591

Index Fund — 0.1%
iShares Russell 1000 Value Index Fund	8,910	613,364

Industrial Conglomerates — 2.5%
General Electric Co.	188,700	6,353,529
Tyco International, Ltd. (Bermuda)	482,300	13,432,055

		19,785,584

Insurance — 10.8%
AFLAC, Inc.	50,900	2,305,770
Allmerica Financial Corp.(a)	115,200	4,739,328
Allstate Corp. (The)	14,000	774,060
AMBAC Financial Group, Inc.	28,400	2,046,504
American International Group, Inc.	37,500	2,323,500
Aon Corp.	21,300	683,304
Assurant, Inc.	54,200	2,062,852
Chubb Corp. (The)	3,800	340,290
CIGNA Corp.	300	35,358
Genworth Financial, Inc. (Class “A” Stock)	299,700	9,662,328
Hartford Financial Services Group, Inc.	61,000	4,707,370
Lincoln National Corp.	34,900	1,815,498
MBIA, Inc.	14,700	891,114
MetLife, Inc.	309,500	15,422,385

SP LARGE CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Progressive Corp.	4,000	$419,080
Protective Life Corp.	14,100	580,638
St. Paul Travelers Cos., Inc. (The)	436,000	19,563,320
Torchmark Corp.	22,400	1,183,392
UnumProvident Corp.	736,100	15,090,050
W. R. Berkley Corp.	33,500	1,322,580
XL Capital Ltd. (Class “A” Stock)	5,600	380,968

		86,349,689

Internet — 0.1%
eBay, Inc.(a)	9,900	407,880

IT Consulting & Services — 0.1%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	15,500	846,300
Computer Sciences Corp.(a)	4,800	227,088

		1,073,388

IT Services — 2.4%
Electronic Data Systems Corp.	865,800	19,428,552

Leisure Equipment & Products — 0.7%
Eastman Kodak Co.	213,800	5,201,754
Mattel, Inc.	42,600	710,568

		5,912,322

Machinery — 1.3%
Deere & Co.	25,100	1,536,120
Eaton Corp.	33,900	2,154,345
SPX Corp.	145,200	6,671,940

		10,362,405

Media — 2.5%
DIRECTV Group, Inc. (The)(a)	23,800	356,524
E.W. Scripps Co. (The) (Class “A” Stock)	30,300	1,514,091
EchoStar Communications Corp. (Class “A” Stock)(a)	5,100	150,807
Gannett Co., Inc.	65,500	4,508,365
New York Times Co. (The) (Class “A” Stock)	8,400	249,900
News Corp. (Class “B” Stock)	245,228	3,823,105
Time Warner, Inc.	116,700	2,113,437
Viacom, Inc. (Class “B” Stock)	199,200	6,575,592
Walt Disney Co. (The)	24,600	593,598

		19,885,419

Metal & Mining — 1.6%
Alcoa, Inc.	480,300	11,728,926
United States Steel Corp.	33,000	1,397,550

		13,126,476

Multiline Retail — 0.4%
Federated Department Stores, Inc.	19,100	1,277,217
J.C. Penney Co., Inc.	21,100	1,000,562
Kohl’s Corp.(a)	11,500	577,070
Sears Holdings Corp.(a)	1	124
Target Corp.	10,600	550,458

		3,405,431

Multi-Utilities — 0.6%
Alliant Energy Corp.	97,100	2,828,523
Dynegy, Inc. (Class “A” Stock)(a)	30,400	143,184
Rowan Cos., Inc.(a)	13,800	489,762
SCANA Corp.	32,500	1,372,800

		4,834,269

Oil & Gas — 7.5%
Anadarko Petroleum Corp.	18,200	1,742,650
Apache Corp.	49,600	3,730,912
ChevronTexaco Corp.	147,400	9,541,202
ConocoPhillips	105,400	7,368,514
Devon Energy Corp.	26,400	1,812,096
EOG Resources, Inc.	14,300	1,071,070
Exxon Mobil Corp.	384,100	24,405,714
Halliburton Co.	5,500	376,860
Kerr-McGee Corp.	4,500	436,995
Occidental Petroleum Corp.	71,000	6,065,530
Valero Energy Corp.	20,300	2,295,118
Weatherford International Ltd.(a)	14,600	1,002,436

		59,849,097

Oil, Gas & Consumable Fuels — 1.1%
Ashland, Inc.	75,000	4,143,000
Tesoro Corp.	67,300	4,525,252

		8,668,252

Paper & Forest Products — 1.0%
Bowater, Inc.	10,400	294,008
Georgia-Pacific Corp.	15,300	521,118
International Paper Co.	38,100	1,135,380
Weyerhaeuser Co.	85,200	5,857,500

		7,808,006

Personal Products
Gillette Co.	1,700	98,940

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	6,400	153,984
Eli Lilly & Co.	14,300	765,336
OSI Pharmaceuticals, Inc.(a)	21,200	619,888
Pfizer, Inc.	429,600	10,727,112
Sepracor, Inc.(a)	28,100	1,657,619
Wyeth	121,700	5,631,059

		19,554,998

Real Estate Investment Trust — 3.2%
Apartment Investment & Management Co (Class “A” Stock)	133,200	5,165,496
Camden Property Trust	13,400	747,050

SP LARGE CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
CarrAmerica Realty Corp.	8,100	$291,195
CenterPoint Properties Trust	11,300	506,240
Duke Realty Corp.	6,300	213,444
Equity Office Properties Trust	9,100	297,661
Equity Residential	28,400	1,074,940
Hospitality Properties Trust	3,600	154,296
Host Marriott Corp.	133,400	2,254,460
Liberty Property Trust	18,800	799,752
Mack-Cali Realty Corp.	27,600	1,240,344
New Century Financial Corp.	154,700	5,610,969
Plum Creek Timber Co., Inc.	107,900	4,090,489
ProLogis	56,900	2,521,239
Simon Property Group, Inc.	8,800	652,256

		25,619,831

Road & Rail — 0.8%
CSX Corp.	17,200	799,456
Norfolk Southern Corp.	23,200	940,992
Union Pacific Corp.	61,900	4,438,230

		6,178,678

Semiconductor Equipment & Products — 0.2%
Altera Corp.(a)	20,600	393,666
Analog Devices, Inc.	21,400	794,796
Teradyne, Inc.(a)	4,100	67,650
Xilinx, Inc.	2,900	80,765

		1,336,877

Software — 4.0%
BMC Software, Inc.(a)	453,900	9,577,290
Computer Associates International, Inc.	689,600	19,177,776
Microsoft Corp.	70,300	1,808,819
Oracle Corp.(a)	134,300	1,663,977

		32,227,862

Specialty Retail — 0.4%
Abercrombie & Fitch Co. (Class “A” Stock)	7,000	348,950
Home Depot, Inc.	15,200	579,728
Lowe’s Cos., Inc.	6,200	399,280
Nordstrom, Inc.	27,000	926,640
Staples, Inc.	51,500	1,097,980

		3,352,578

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.(a)	6,500	203,840
Jones Apparel Group, Inc.	193,500	5,514,750
NIKE, Inc. (Class “B” Stock)	41,700	3,406,056

		9,124,646

Thrifts & Mortgage Finance — 2.7%
Fannie Mae	35,000	1,568,700
Freddie Mac	224,000	12,647,040
Washington Mutual, Inc.	179,100	7,024,302

		21,240,042

Tobacco — 2.9%
Altria Group, Inc.	313,300	23,093,343

Trading Companies & Distributors
W.W. Grainger, Inc.	1,500	94,380

Wireless Telecommunication Services — 0.1%
American Tower Corp. (Class “A” Stock)(a)	36,500	910,675

TOTAL LONG-TERM INVESTMENTS (cost $ 720,116,527)		782,505,433

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement
State Street Bank & Trust Co. 3.10%, 10/3/05(b) (cost $ 17,009,736)	$17,010	17,009,736

TOTAL INVESTMENTS — 100.1% (cost $737,126,263)(c)		799,515,169
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(772,668)

NET ASSETS — 100%		$798,742,501

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $17,014,130 due 10/03/2005 The value of the collateral including accrued interest was $17,419,497. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$739,197,378	$84,119,187	$23,801,396	$60,317,791

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP MID-CAP GROWTH PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace/Defense — 2.9%
Alliant Techsystems, Inc.(a)	14,400	$1,074,960
Armor Holdings, Inc.(a)	22,000	946,220
Precision Castparts Corp.	44,000	2,336,400

		4,357,580

Apparel — 2.7%
Coach, Inc.(a)	130,000	4,076,800

Automobiles & Trucks — 0.6%
Winnebago Industries, Inc.	32,100	929,937

Banks — 0.2%
North Fork Bancorporation, Inc.	12,500	318,750

Beverages — 0.7%
Constellation Brands, Inc.(a)	42,000	1,092,000

Building & Construction — 3.7%
American Standard Cos., Inc.	69,700	3,244,535
JLG Industries, Inc.	20,000	731,800
Toll Brothers, Inc.(a)	34,000	1,518,780

		5,495,115

Casinos — 1.0%
Scientific Games Corp. (Class “A” Stock)(a)	48,000	1,488,000

Chemicals — 1.3%
Airgas, Inc.	4,300	127,409
PerkinElmer, Inc.	8,800	179,256
Potash Corp. of Saskatchewan, Inc.	15,700	1,465,124
Rohm & Haas Co.	4,000	164,520

		1,936,309

Computers — 5.0%
Apple Computer, Inc.(a)	101,600	5,446,776
Seagate Technology(a)	59,000	935,150
Western Digital Corp.(a)	79,000	1,021,470

		7,403,396

Computer Services — 0.7%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	6,200	338,520
BEA Systems, Inc.(a)	21,900	196,662
Cerner Corp.(a)	3,800	330,334
Perot Systems Corp. (Class “A” Stock)(a)	10,700	151,405

		1,016,921

Containers — 0.1%
Owens-Illinois, Inc.(a)	6,600	136,092

Distribution/Wholesale — 0.2%
WESCO International, Inc.(a)	7,500	254,025

Diversified Financial Services — 0.8%
Chicago Merchantile Exchange (The)	3,450	1,163,685

Diversified Manufacturing Operations — 1.5%
ARAMARK Corp. (Class “B” Stock)	10,700	285,797
Pentair, Inc.	4,600	167,900
Rockwell Automation, Inc.	26,200	1,385,980
Textron, Inc. Common	5,300	380,116

		2,219,793

Drugs & Medical Supplies — 10.6%
Advanced Medical Optics, Inc.(a)	7,800	296,010
Barr Pharmaceuticals, Inc.(a)	28,000	1,537,760
C.R. Bard, Inc.	17,000	1,122,510
Cytyc Corp.(a)	16,100	432,285
Dade Behring Holdings, Inc.	41,000	1,503,060
Edwards Lifesciences Corp.(a)	30,400	1,350,064
Fisher Scientific International, Inc.(a)	7,600	471,580
Genzyme Corp.(a)	20,300	1,454,292
IVAX Corp.(a)	16,750	441,530
Kinetic Concepts, Inc.(a)	21,600	1,226,880
Kyphon, Inc.(a)	7,600	333,944
Medco Health Solutions, Inc.(a)	33,600	1,842,288
MedImmune, Inc.(a)	8,800	296,120
Omnicare, Inc.	4,500	253,035
Pharmaceutical Product Development, Inc.	26,000	1,495,260
Techne Corp.(a)	25,900	1,475,782
Valeant Pharmaceuticals International	11,200	224,896

		15,757,296

Electronics — 5.3%
Alliance Data Systems Corp.(a)	68,400	2,677,860
Amphenol Corp. (Class “A” Stock)	4,400	177,496
Black & Decker Corp. (The)	13,500	1,108,215
DPL, Inc.	7,100	197,380
Garmin Ltd.	33,300	2,258,739
Harman International Industries, Inc.	1,300	132,951
L-3 Communications Holdings, Inc	3,100	245,117
Trimble Navigation Ltd.(a)	31,400	1,057,866

		7,855,624

SP MID-CAP GROWTH PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Financial Services — 3.8%
Affiliated Managers Group, Inc.(a)	4,450	$322,269
CIT Group, Inc.	16,300	736,434
Corporate Executive Board Co. (The)	18,100	1,411,438
Equifax, Inc.	41,000	1,432,540
Fiserv, Inc.(a)	10,300	472,461
SLM Corp.	2,600	139,464
T. Rowe Price Group, Inc.	18,300	1,194,990

		5,709,596

Healthcare Services — 9.4%
Caremark Rx, Inc.(a)	8,500	424,405
Community Health Systems, Inc.(a)	37,500	1,455,375
Express Scripts, Inc.(a)	50,200	3,122,440
Humana, Inc.(a)	37,500	1,795,500
PacifiCare Health Systems, Inc.(a)	22,000	1,755,160
Triad Hospitals, Inc.(a)	46,600	2,109,582
Weight Watchers International, Inc.(a)	26,400	1,361,712
WellPoint, Inc.(a)	26,200	1,986,484

		14,010,658

Hotels, Restaurants & Leisure — 4.0%
Cheesecake Factory, Inc. (The)(a)	40,000	1,249,600
Hilton Hotels Corp.	127,800	2,852,496
International Game Technology	7,100	191,700
La Quinta Corp.(a)	4,300	37,367
Marriott International, Inc. (Class “A” Stock)	20,500	1,291,500
Royal Caribbean Cruises Ltd.	8,100	349,920

		5,972,583

Insurance — 4.0%
Assurant, Inc.	40,200	1,530,012
SAFECO Corp.	26,000	1,387,880
WellChoice, Inc.(a)	40,500	3,073,950

		5,991,842

Investment Companies — 1.0%
Alliance Capital Management Holding LP	23,300	1,114,905
Nuveen Investments (Class “A” Stock)	7,900	311,181

		1,426,086

Internet — 6.4%
CheckFree Corp.(a)	35,500	1,342,610
Digital River, Inc.(a)	28,000	975,800
eBay, Inc.(a)	79,000	3,254,800
F5 Networks, Inc.(a)	60,200	2,616,894
Overstock.com, Inc.(a)	35,500	1,361,425

		9,551,529

Networking Products — 1.0%
Juniper Networks, Inc.(a)	60,550	1,440,485

Oil & Gas Exploration & Production — 7.5%
Amerada Hess Corp.	13,000	1,787,500
CONSOL Energy, Inc.	21,200	1,616,924
Nabors Industries Ltd. (Bermuda)(a)	21,600	1,551,528
Newfield Exploration Co.(a)	28,000	1,374,800
Valero Energy Corp.	29,925	3,383,320
Williams Cos., Inc. (The)	59,000	1,477,950

		11,192,022

Oil & Gas Services — 2.4%
BJ Services Co.	92,200	3,318,278
ENSCO International, Inc.	5,700	265,563

		3,583,841

Radio & Television — 2.4%
Radio One, Inc. (Class “D” Stock)(a)	19,500	256,425
Univision Communications, Inc. (Class “A” Stock)(a)	24,602	652,691
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	75,200	2,700,432

		3,609,548

Retail — 9.1%
Amazon.com, Inc.(a)	78,000	3,533,400
American Eagle Outfitters, Inc.	49,000	1,152,970
Bed Bath & Beyond, Inc.(a)	7,100	285,278
Best Buy Co., Inc.	7,950	346,063
Chico’s FAS, Inc.(a)	45,000	1,656,000
Linens’n Things, Inc.(a)	13,400	357,780
Nordstrom, Inc.	40,800	1,400,256
Office Depot, Inc.(a)	49,000	1,455,300
Staples, Inc.	19,950	425,334
United Natural Foods, Inc.(a)	42,650	1,508,104
Whole Foods Market, Inc.	11,000	1,478,950

		13,599,435

Schools — 0.1%
Career Education Corp.(a)	3,900	138,684

Semiconductors — 3.6%
KLA-Tencor Corp.	8,100	394,956
Marvell Technology Group Ltd. (Bermuda)(a)	33,500	1,544,685
NVIDIA Corp.(a)	97,100	3,328,588

		5,268,229

Software — 3.3%
Activision, Inc.(a)	83,333	1,704,160
BMC Software, Inc.(a)	71,300	1,504,430
Compuware Corp.(a)	153,700	1,460,150
TIBCO Software, Inc.(a)	24,100	201,476

		4,870,216

Telecommunications — 4.2%
Amdocs Ltd. (a)	7,000	194,110
America Movil SA de CV ADR (Mexico)	40,200	1,058,064
American Tower Systems Corp.(a)	61,500	1,534,425
Harris Corp.	83,200	3,477,760
		6,264,359

TOTAL LONG-TERM INVESTMENTS (cost $126,728,626)		148,130,436

SHORT-TERM INVESTMENT — 1.0%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 3.10%, 10/3/05(b) (cost $1,492,717)	$1,493	1,492,717

TOTAL INVESTMENTS — 100.5% (cost $ 128,221,343)(c)		149,623,153
LIABILITIES IN EXCESS OF OTHER
ASSETS — (0.5)%		(817,951)

NET ASSETS — 100%		$148,805,202

The following abbreviation is used in the portfolio descriptions:

ADR   American Depositary Receipt

LP Limited Partnership

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,493,102 due 10/3/05. The value of the collateral including accrued interest was $1,528,202. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$128,463,885	$24,169,693	$3,010,425	$21,159,268

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP PIMCO HIGH YIELD PORTFOLIO

September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 93.4%
CORPORATE BONDS — 87.0%
Advertising — 0.1%
Lamar Media Corp., Sr. Sub. Notes	Ba3	6.625%	08/15/15	$375	$381,563

Aerospace & Defense — 1.6%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	1,000	1,077,500
Continental Airlines, Inc., Pass-Through Certs. Ser. 01-1(c)	Ba1	7.373%	12/15/15	146	127,762
Continental Airlines, Inc., Pass-Through Certs., Ser 99-1A(c)	Baa3	6.545%	02/02/19	1,029	1,008,782
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1(c)	Ba1	7.379%	05/18/10	384	369,485
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1(c)	Ba1	7.57%	11/18/10	500	482,794
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.375%	10/15/15	1,250	1,259,375
Northwest Airlines, Inc., Pass-Through Certs., Ser. 99-1A	Ba3	6.81%	02/01/20	451	400,299
United AirLines, Inc., Pass-Through Certs., Ser. 00-1(c)	NR	7.73%	07/01/10	550	525,156
United AirLines, Inc., Pass-Through Certs., Ser. 01-1(c)	NR	6.201%	09/01/08	95	91,449
United AirLines, Inc., Pass-Through Certs., Ser. 01-1	NR	6.602%	09/01/13	334	326,408
US Air 1993 A Pass-Through Cert.(c)	NR	Zero	09/01/24	95	37,781

					5,706,791

Autos - Cars & Trucks — 3.4%
Arvin Capital I, Gtd. Notes	Ba3	9.50%	02/01/27	750	757,500
ArvinMeritor, Inc., Notes	Ba2	8.75%	03/01/12	2,065	2,023,700
Cooper-Standard Automotive, Inc., Gtd. Notes	B2	7.00%	12/15/12	1,450	1,326,750
Delphi Corp., Notes	Ca	6.50%	05/01/09-08/15/13	1,475	1,003,750
Dura Operating Corp., Gtd. Notes, Ser. B	B3	8.625%	04/15/12	1,250	1,112,500
Tenneco Automotive, Inc., Sec’d. Notes	B3	8.625%	11/15/14	1,500	1,511,250
Tenneco Automotive, Inc., Sr. Sub. Notes 144A(h)	B2	10.25%	07/15/13	1,875	2,095,312
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	2,065	2,240,525

					12,071,287

Broadcasting & Other Media — 1.0%
iesy Repository GmbH, Sr. Notes	Caa1	10.375%	02/15/15	600	634,500
Lighthouse International Co. SA, Sr. Notes 144A(h)	B3	8.00%	04/30/14	2,320	2,948,621

					3,583,121

Cable — 4.8%
CanWest Media, Inc., Sr. Sub. Notes (Canada)(e)	B2	8.00%	09/15/12	500	530,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	B3	8.75%	11/15/13	1,870	1,846,625
Charter Communications Operating LLC,
Sr. Notes 144A(h)	B2	8.00%	04/30/12	550	554,125
Sr. Notes 144A(h)	B2	8.375%	04/30/14	1,415	1,422,075
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	500	503,750
CSC Holdings, Inc., Sr. Notes
	B1	7.00%	04/15/12	100	94,500
	B1	7.25%	07/15/08	425	426,594
	B1	8.125%	07/15/09	2,000	2,015,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	1,625	1,596,562
DirecTV Holdings LLC, Sr. Notes	Ba2	6.375%	06/15/15	1,935	1,920,487
Echostar DBS Corp., Sr. Notes	Ba3	6.625%	10/01/14	2,300	2,277,000
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	2,350	2,532,125
Rogers Cable, Inc., Sec’d. Notes (Canada)(e)	Ba3	6.75%	03/15/15	1,315	1,318,288

					17,037,756

Chemicals — 3.1%
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	500	537,500
Equistar Chemicals LP, Notes	B2	8.75%	02/15/09	2,025	2,106,000
ISP Chemco, Inc., Ser. B	B1	10.25%	07/01/11	1,200	1,294,500
ISP Holdings, Inc., Sr. Sec’d. Notes, Ser.B	B2	10.625%	12/15/09	300	317,250
Kraton Polymers LLC., Sr. Sub. Notes 144A(h)	Caa1	8.125%	01/15/14	1,375	1,333,750
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	1,200	1,227,000

Chemicals (cont’d)
Nalco Co., Sr. Sub. Notes	Caa1	8.875%	11/15/13	850	$872,312
Rhodia SA, Sr. Notes (France)	NR	8.00%	06/01/10	EUR 1,000	1,195,842
Rockwood Specialties Group, Inc., Sub. Notes	B3	7.50%	11/15/14	$ 2,075	2,012,750

					10,896,904

Clothing & Apparel — 0.9%
Quiksilver, Inc., Sr. Notes	B1	6.875%	04/15/15	1,875	1,800,000
Russell Corp., Gtd. Notes	B2	9.25%	05/01/10	1,500	1,515,000

					3,315,000

Commercial Services — 0.5%
Alderwoods Group, Inc., Gtd. Notes	B2	7.75%	09/15/12	775	813,750
Cenveo Corp., Gtd. Notes	B1	9.625%	03/15/12	760	815,100
United Rentals North America, Inc., Sr. Sub. Notes	Caa1	7.75%	11/15/13	66	63,549

					1,692,399

Computer Hardware — 0.6%
Sungard Data Systems, Inc., Sr. Unsec’d. Notes	B3	9.125%	08/15/13	2,050	2,124,313

Computer Services & Software — 0.1%
UGS Corp., Gtd. Notes	B3	10.00%	06/01/12	275	301,125

Consumer Products & Services — 0.4%
Spectrum Brands, Inc., Gtd. Notes	B3	7.375%	02/01/15	1,075	967,500
Spectrum Brands, Inc., Sr. Sub. Notes	B3	8.50%	10/01/13	475	458,375

					1,425,875

Containers — 3.2%
Crown European Holdings SA, Sec’d. Notes (France)(e)	B1	9.50%	03/01/11	2,050	2,244,750
Greif, Inc., Gtd. Notes	B1	8.875%	08/01/12	500	536,250
Jefferson Smurfit Corp. US,
Gtd. Notes	B2	7.50%	06/01/13	800	720,000
Gtd. Notes	B2	8.25%	10/01/12	950	893,000
Kappa Beheer BV, Gtd. Notes (Netherlands)(e)	B2	10.625%	07/15/09	1,275	1,327,594
Norampac, Inc., Sr. Notes (Canada)(e)	Ba2	6.75%	06/01/13	1,200	1,194,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes	B1	7.75%	05/15/11	300	312,000
Gtd. Notes	B2	8.25%	05/15/13	600	624,000
Owens-Brockway Glass Container, Inc., Sec’d. Notes	B1	8.75%	11/15/12	800	864,000
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes	B2	8.375%	07/01/12	2,050	1,947,500
Sr. Notes	B2	9.75%	02/01/11	700	710,500
Stone Container Finance, Gtd. Notes	B2	7.375%	07/15/14	150	133,500

					11,507,094

Cosmetics & Toiletries — 0.1%
Johnsondiversey, Inc., Gtd. Notes	B3	9.625%	05/15/12	450	448,875

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes	B1	7.625%	07/01/11	875	901,250

Diversified Operations — 0.9%
Aearo Co., Inc., Sr. Sub. Notes	B1	8.25%	04/15/12	500	500,000
Bombardier, Inc.,
Notes	Ba2	6.30%	05/01/14	1,300	1,150,500
Notes	Ba2	6.75%	05/01/12	500	466,250
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%	03/15/14	1,000	985,000

					3,101,750

Electronic Components & Equipment — 0.3%
Legrand Holding SA, Sr. Unsec’d. Notes	B1	10.50%	02/15/13	850	973,250

Entertainment — 0.5%
Royal Caribbean Cruises Ltd. (Liberia),
Debs. (e)	Ba1	7.25%	03/15/18	1,000	1,060,000
Debs. (e)	Ba1	7.50%	10/15/27	800	852,000

					1,912,000

Financials — 8.9%
AES Ironwood LLC, Sec’d. Notes, Ser. A	B2	8.857%	11/30/25	1,458	1,654,562

Financials (cont’d)
AES Red Oak LLC, Sec’d. Notes	B2	8.54%	11/30/19	1,018	$1,139,694
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B3	9.625%	06/15/14	2,164	2,407,450
Bluewater Finance Ltd., Gtd. Notes (Cayman Islands)(e)	B1	10.25%	02/15/12	1,650	1,790,250
Eircom Funding, Gtd. Notes (Ireland)(e)	B1	8.25%	08/15/13	1,200	1,302,000
Ford Motor Credit Co., Bonds	Baa3	7.375%	02/01/11	2,540	2,429,525
Ford Motor Credit Co.,
Notes	Baa3	7.00%	10/01/13	1,000	927,357
Notes	Baa3	7.375%	10/28/09	185	178,700
General Motors Acceptance Corp.,
Bonds	Ba1	6.00%	04/01/11	990	879,291
Bonds	Ba1	8.00%	11/01/31	1,500	1,309,753
General Motors Acceptance Corp.,
Notes	Ba1	6.75%	12/01/14	175	152,223
Notes	Ba1	6.875%	09/15/11-08/28/12	2,750	2,483,850
Notes	Ba1	7.00%	02/01/12	600	541,847
Notes	Ba1	7.25%	03/02/11	1,350	1,255,345
JET Equipment Trust(c)	NR	Zero	06/15/12-08/15/12	381	321,530
JSG Funding PLC, Sr. Notes	B3	9.625%	10/01/12	4,375	4,396,875
Refco Finance Holdings LLC, Gtd. Notes	B3	9.00%	08/01/12	780	848,250
TRAINS, Sec’d. Notes 144A(h)	B1	7.651%	06/15/15	5,005	5,098,720
Universal City Development Partners, Sr. Notes	B2	11.75%	04/01/10	825	932,250
Universal City Florida Holding Co. I/II,
Sr. Notes	B3	8.375%	05/01/10	1,000	1,037,500
Sr. Notes	B3	8.443%	05/01/10	600	622,500

					31,709,472

Food And Beverage — 1.5%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31	2,280	2,631,897
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	975	984,750
Roundy’s, Inc., Sr. Sub. Notes	B2	8.875%	06/15/12	1,500	1,657,500

					5,274,147

Forest & Paper — 3.2%
Abitibi-Consolidated, Inc., Debs. (Canada)(e)	Ba3	8.85%	08/01/30	260	234,000
Abitibi-Consolidated, Inc., Notes (Canada)(e)	Ba3	8.55%	08/01/10	1,750	1,780,625
Abitibi-Consolidated, Inc., Sr. Notes (Canada)(e)	Ba3	8.375%	04/01/15	1,925	1,891,312
Bowater Canada Finance, Gtd. Notes (Canada)(e)	Ba3	7.95%	11/15/11	725	730,438
Bowater, Inc., Notes	Ba3	6.50%	06/15/13	500	466,250
Cascades, Inc., Sr. Notes	Ba3	7.25%	02/15/13	1,500	1,458,750
Georgia-Pacific Corp., Debs.	Ba3	7.375%	12/01/25	3,700	3,848,000
Georgia-Pacific Corp., Sr. Notes	Ba2	8.00%	01/15/14	75	82,125
Georgia-Pacific Corp./Timber Group Bonds	B1	7.25%	06/01/28	775	797,281

					11,288,781

Gaming — 3.8%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.75%	12/15/12	200	210,250
Choctaw Resort Development Enterprise, Sr. Notes 144A(h)	B1	7.25%	11/15/19	2,075	2,082,781
Mandalay Resort Group, Sr. Sub. Debs.	Ba3	7.625%	07/15/13	980	1,019,200
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	197	217,192
MGM Mirage, Gtd. Notes	Ba3	8.375%	02/01/11	850	913,750
MGM Mirage, Sr. Unsec’d. Notes 144A(h)	Ba2	6.625%	07/15/15	3,225	3,188,719
Seneca Gaming Corp., Sr. Notes 144A(h)	B1	7.25%	05/01/12	1,110	1,137,750
Station Casinos, Inc., Sr. Notes	Ba2	6.00%	04/01/12	700	699,125
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	1,200	1,200,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 1st Mortgage	B2	6.625%	12/01/14	3,075	2,940,469

					13,609,236

Hospitals/Hospital Management — 6.9%
Community Health Systems, Inc., Sr. Sub. Notes 144A(h)	B3	6.50%	12/15/12	1,300	1,303,250
Davita, Inc., Gtd. Notes	B3	7.25%	03/15/15	400	405,500

Hospitals/Hospital Management (cont’d)
Davita, Inc., Sr. Sub. Notes	B3	7.25%	03/15/15	1,775	$1,799,406
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,065,000
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08	1,250	1,300,000
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%	06/15/11	1,925	2,069,375
HCA, Inc.,
Notes	Ba2	6.75%	07/15/13	2,700	2,747,258
Notes	Ba2	7.69%	06/15/25	681	684,391
HCA, Inc., Sr. Notes	Ba2	6.95%	05/01/12	500	514,318
Healthsouth, Corp., Notes	NR	7.625%	06/01/12	3,650	3,412,750
Healthsouth, Corp., Sr. Notes	NR	7.00%	06/15/08	1,000	977,500
Rotech Healthcare, Inc., Gtd. Notes	B2	9.50%	04/01/12	1,775	1,899,250
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	300	279,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	7.375%	02/01/13	1,600	1,516,000
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	1,825	1,847,813
VWR International, Inc., Sr. Notes	B3	6.875%	04/15/12	1,300	1,283,750
VWR International, Inc., Sr. Sub. Notes	Caa1	8.00%	04/15/14	1,500	1,460,625

					24,565,936

Hotels & Motels — 0.3%
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	1,000	1,050,000
John Q Hammons Hotels LP, 1st Mortgage	B2	8.875%	05/15/12	66	73,212

					1,123,212

Industrial — 0.3%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%	07/15/14	950	959,500

Lodging — 0.9%
Host Marriott LP, Gtd. Notes	Ba3	6.375%	03/15/15	2,500	2,425,000
ITT Corp., Debs.	Ba1	7.375%	11/15/15	775	840,875

					3,265,875

Manufacturing — 0.7%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	2,190	2,310,450

Marine — 0.6%
Horizon Lines LLC, Notes 144A(h)	B3	9.00%	11/01/12	2,120	2,271,050

Metals & Mining — 0.4%
Novelis, Inc., Sr. Notes	B1	7.25%	02/15/15	1,350	1,275,750

Office Equipment — 0.7%
Xerox Capital Trust I, Gtd. Notes	Ba3	8.00%	02/01/27	1,300	1,348,750
Xerox Corp., Sr. Notes	Ba2	7.625%	06/15/13	1,170	1,243,125

					2,591,875

Oil & Gas Exploration & Production — 9.2%
Chesapeake Energy Corp.,
Sr. Notes 144A(h)	Ba3	6.375%	06/15/15	1,125	1,130,625
Sr. Notes 144A(h)	Ba3	7.50%	06/15/14	1,150	1,227,625
Dresser-Rand Group, Inc., Sr. Sub Notes	B3	7.375%	11/01/14	396	410,850
El Paso CGP Co., Debs.	Caa1	7.75%	10/15/35	400	384,000
El Paso CGP Co.,
Notes	Caa1	6.375%	02/01/09	700	682,500
Notes	Caa1	7.625%	09/01/08	2,400	2,439,000
Notes	Caa1	7.75%	06/15/10	150	153,000
El Paso Corp., Notes	Caa1	7.875%	06/15/12	150	155,250
El Paso Corp.,
Sr. Notes	Caa1	7.375%	12/15/12	1,750	1,758,750
Sr. Notes	Caa1	7.80%	08/01/31	675	676,688
Sr. Notes	Caa1	8.05%	10/15/30	1,035	1,050,525
El Paso Natural Gas Co., Sr. Notes	B1	7.625%	08/01/10	750	779,830
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13	2,585	2,701,325
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	525	522,375
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	1,300	1,345,500
Gaz Capital For Gazprom, Notes (Luxembourg) 144A(e)(h)	Baa2	8.625%	04/28/34	100	131,500
Gazprom International SA, Gtd. Notes	BBB-(a)	7.201%	02/01/20	500	546,050
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14	200	222,250

Oil & Gas Exploration & Production (cont’d)
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	820		$852,800
Morgan Stanley Bank AG For OAO Gazprom, Notes	BB-(a)	9.625%	03/01/13	700		865,480
Newpark Resources, Gtd. Notes	B2	8.625%	12/15/07	1,075		1,069,625
Plains Exploration & Production Co., Sr. Notes	Ba2	7.125%	06/15/14	500		526,250
Roseton/Danskammer,
Gtd. Notes	Caa2	7.27%	11/08/10	3,200		3,184,000
Gtd. Notes	Caa2	7.67%	11/08/16	300		298,500
SESI LLC, Gtd. Notes	B1	8.875%	05/15/11	1,250		1,318,750
Sonat, Inc., Notes	Caa1	7.625%	07/15/11	300		304,500
Transmontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	625		656,250
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25%	05/01/12	250		267,500
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875%	05/15/11	1,135		1,186,075
Williams Cos., Inc., Debs.	B1	7.50%	01/15/31	50		53,125
Williams Cos., Inc.,
Notes	B1	7.75%	06/15/31	220		238,150
Notes	B1	7.875%	09/01/21	4,455		4,900,500
Notes	B1	8.75%	03/15/32	600		708,000
Williams Cos., Inc., Sr. Notes	B1	7.625%	07/15/19	50		54,125

						32,801,273

Paper & Forest Products
Tembec Industries, Inc., Gtd. Notes	B3	8.50%	02/01/11	0	(g)	557

Pharmaceuticals
AmerisourceBergen Corp., Gtd. Notes	Ba2	7.25%	11/15/12	0	(g)	988

Printing & Publishing — 0.9%
American Media Operations, Inc., Gtd. Notes	Caa1	10.25%	05/01/09	581		566,475
Dex Media West LLC/Dex Media Finance Co., Sr. Notes	B1	8.50%	08/15/10	975		1,031,063
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes	B2	9.875%	08/15/13	1,422		1,569,532

						3,167,070

Real Estate Investment Trust — 1.0%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000		1,060,000
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875%	03/15/11	950		1,016,500
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba3	8.75%	05/01/09	1,450		1,551,500

						3,628,000

Retail — 2.5%
Amerigas Partners LP, Sr. Notes (cost $127,390; purchased 04/17/02) 144A(h)(k)	B2	8.83%	04/19/10	125		130,288
Amerigas Partners LP, Sr. Unsec’d. Notes	B2	7.25%	05/20/15	1,350		1,410,750
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes	Ba3	6.75%	05/01/14	1,825		1,742,875
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12	1,400		1,421,000
JC Penney Corp., Inc.,
Debs.	Ba1	7.125%	11/15/23	1,300		1,430,000
Debs.	Ba1	7.40%	04/01/37	950		1,027,188
Debs.	Ba1	7.65%	08/15/16	455		514,150
Debs.	Ba1	8.125%	04/01/27	400		421,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Notes	B1	6.875%	12/15/13	725		659,750

						8,757,501

Semiconductors — 0.1%
Amkor Technology, Inc., Sr. Notes	B1	7.75%	05/15/13	10		8,425
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125%	07/15/14	175		186,375

						194,800

Telecommunications — 11.5%
American Cellular Corp., Sr. Notes	Caa1	10.00%	08/01/11	1,225		1,335,250
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25%	07/15/13	2,040		2,167,500
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	1,700		1,674,500
Citizens Communications Co., Sr. Notes	Ba3	6.25%	01/15/13	870		835,200

Telecommunications (cont’d)
Hawaiian Telcom Communications, Inc., Sr. Notes 144A(h)	B3	9.75%	05/01/13	400	$408,000
Intelsat Bermuda Ltd.,
Sr. Notes	B2	8.25%	01/15/13	125	125,781
Sr. Notes	B2	8.625%	01/15/15	1,800	1,836,000
Sr. Notes	B2	8.695%	01/15/12	800	814,000
MCI, Inc., Sr. Notes	B2	8.735%	05/01/14	6,081	6,780,315
Mobile Telesystems Finance SA,
Gtd. Notes 144A(h)	Ba3	8.00%	01/28/12	350	370,562
Gtd. Notes 144A(h)	Ba3	8.375%	10/14/10	500	537,400
Nextel Communications, Inc., Sr. Notes	Baa2	6.875%	10/31/13	900	955,308
Northwestern Bell Telephone, Debs.	Ba3	7.75%	05/01/30	750	682,500
Qwest Capital Funding, Inc.,
Gtd. Notes	Caa2	7.25%	02/15/11	1,250	1,190,625
Gtd. Notes	Caa2	7.75%	02/15/31	75	64,688
Gtd. Notes (cost $1,188,596; purchased 08/17/04-02/17/05)(k)	Caa2	7.90%	08/15/10	1,250	1,240,625
Qwest Communications International, Inc.,
Gtd. Notes 144A(h)	B3	7.25%	02/15/11	2,000	1,947,500
Gtd. Notes 144A(h)	B3	7.50%	02/15/14	2,730	2,593,500
Sr. Notes 144A(h)	B3	7.50%	02/15/14	3,375	3,206,250
Qwest Corp.,
Debs.	Ba3	7.25%	10/15/35	500	443,750
Debs.	Ba3	8.875%	03/15/12	2,350	2,567,375
Notes	Ba3	6.875%	09/15/33	1,000	867,500
Qwest Services Corp., Sec’d. Notes	Caa1	13.50%	12/15/10	1,000	1,145,000
Rogers Wireless, Inc.,
Sec’d. Notes	Ba3	6.375%	03/01/14	650	653,250
Sec’d. Notes	Ba3	7.25%	12/15/12	100	105,750
Sec’d. Notes	Ba3	7.50%	03/15/15	355	382,512
Sec’d. Notes	B2	8.00%	12/15/12	1,280	1,352,000
Rural Cellular Corp., Sec’d. Notes	B2	8.25%	03/15/12	2,225	2,336,250
Suncom Wireless, Inc., Gtd. Notes	Caa1	8.50%	06/01/13	570	542,925
Time Warner Telecom LLC, Sr. Notes	B3	9.75%	07/15/08	300	303,750
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.25%	02/15/14	550	556,875
Time Warner Telecom Holdings, Inc., Secd. Notes	B1	7.79%	02/15/11	200	204,000
Time Warner Telecom, Inc., Sr. Notes	B3	10.125%	02/01/11	600	618,000

					40,844,441

Tobacco — 1.1%
Alliance One International, Inc., Notes 144A(h)	B2	11.00%	05/15/12	650	615,875
Commonwealth Brands, Inc., Secd. Notes	NR	10.625%	09/01/08	1,100	1,155,000
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes (cost $1,148,832; purchased 08/23/04-09/09/04) 144A(h)(k)	Ba2	7.25%	06/01/12	2,040	2,091,000

					3,861,875

Utilities — 9.0%
AES Corp (The), Sec’d. Notes 144A(h)	Ba3	8.75%	05/15/13	2,445	2,677,275
CMS Energy Corp., Sr. Notes	B1	2.875%	12/01/24	1,500	1,925,625
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,491	1,774,468
Invensys PLC, Sr. Notes (United Kingdom) 144A(e)(h)	B3	9.875%	03/15/11	700	695,625
Ipalco Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	388,500
Midwest Generation LLC, Pass-Through Certs.	B1	8.30%	07/02/09	800	842,000
Midwest Generation LLC, Pass-Through Certs.	B1	8.56%	01/02/16	2,200	2,419,779
Midwest Generation LLC, Secd. Notes	B1	8.75%	05/01/34	2,500	2,784,375
MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc., Gtd. Notes	Ba3	7.375%	09/01/10	500	518,750
NRG Energy, Inc., Gtd. Notes	B1	8.00%	12/15/13	1,124	1,197,463
Peabody Energy Corp., Gtd. Notes	Ba3	6.875%	03/15/13	1,500	1,567,500
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	3,975	4,283,062
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certs.	B1	9.237%	07/02/17	394	441,888
Reliant Energy, Inc.,
Sec’d. Notes	B1	6.75%	12/15/14	3,675	3,610,687

Utilities (cont’d)
Sec’d. Notes	B1	9.50%	07/15/13	875	$966,875
Sierra Pacific Power Co., Notes	Ba2	7.10%	11/02/23	500	514,599
South Point Energy Center LLC, Gtd. Notes 144A(h)	Ba1	8.40%	05/30/12	2,037	1,944,954
Tenaska Alabama Partners LP, Sec’d. Notes 144A(h)	B1	7.00%	06/30/21	1,325	1,341,580
TXU Corp., Sr. Notes 144A(h)	Ba1	6.50%	11/15/24	2,000	1,873,558

					31,768,563

Waste Management — 1.7%
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B2	8.875%	04/01/08	585	609,863
Gtd. Notes, Ser. B	B2	9.25%	09/01/12	217	234,903
Allied Waste North America, Inc.,
Sr. Notes 144A(h)	B2	7.25%	03/15/15	2,850	2,807,250
Sr. Notes	B2	7.875%	04/15/13	1,725	1,759,500
Sr. Notes, Ser. B	B2	8.50%	12/01/08	685	714,112

					6,125,628

TOTAL CORPORATE BONDS (cost $307,461,359)					308,776,333

FOREIGN GOVERNMENT BONDS — 5.2%
Foreign Government Bonds(e) — 5.2%
Republic of Brazil (Brazil)	B1	4.313%	04/15/12	62	60,765
Republic of Brazil (Brazil)	B1	10.00%	08/07/11	75	87,375
Republic of Brazil (Brazil)	B1	10.50%	07/14/14	2,775	3,359,137
Republic of Brazil (Brazil)	B1	11.00%	08/17/40	500	613,000
Republic of Brazil, Notes (Brazil)	NR	8.00%	01/15/18	8,554	9,058,686
Republic of Brazil, Notes (Brazil)	B1	11.00%	01/11/12	25	30,638
Republic of Guatemala (Guatemala)	Ba2	9.25%	08/01/13	500	598,125
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	1,100	1,339,250
Republic of Peru, Notes (Peru)	Ba3	9.125%	02/21/12	2,700	3,240,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $16,652,020)					18,386,976

U.S. TREASURY OBLIGATIONS — 1.2%
United States Treasury Note (cost $4,443,738)		5.375%	02/15/31	3,900	4,369,217

				Units
CERTIFICATES ON BENEFICIAL INTEREST
Aircraft Statutory Trust				583	6

TOTAL CERTIFICATES ON BENEFICIAL INTEREST (cost $0)					6

TOTAL LONG-TERM INVESTMENTS (cost $328,557,117)					331,532,532

		Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS — 6.1%
BANK NOTES — 2.4%
Allegheny NE (b)		5.30%	03/08/11	$654	$664,207
Brenntag (b)		5.88%	02/28/12	600	607,313
El Paso Corp.(b)		2.50%	11/22/09	618	624,361

El Paso Corp. (b)	2.50%	10/28/09	375	$379,687
Gerneral Growth Properties (b)	4.64%	11/12/08	1,167	1,181,010
Goodyear Tire + Rubber Co. (b)	4.00%	04/01/10	1,500	1,527,054
Headwaters, Inc. (b)	6.308%	04/30/11	719	728,056
Invensys Second Lien (b)	6.757%	12/30/09	500	511,250
Reliant Energy (b)	5.054%	04/30/10	746	749,715
UPC Financing (b)	4.00%	09/15/12	1,500	1,515,000

TOTAL BANK NOTES (cost $8,406,264)				8,487,653

COMMERCIAL PAPER — 2.4%
DNB Nor Bank ASA	3.795%	12/23/05	100	99,112
Rabobank USA Finiancial Corp.	3.855%	12/23/05	3,300	3,300,000
Skandinaviska Enskilda	3.71%	11/17/05	700	696,659
UBS AG	3.785%	12/23/05	4,200	4,163,003
UBS AG	3.86%	10/03/05	200	199,957

TOTAL COMMERCIAL PAPER (cost $8,429,710)				8,458,731

			Shares
MONEY MARKET MUTUAL FUND — 1.1%
Dryden Core Investment Fund - Taxable Money Market Series (i) (cost $4,093,891)			4,093,891	4,093,891

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill	3.348%	12/01/05	20	19,893
U.S. Treasury Bill (d)	3.36%	12/15/05	170	168,884
U.S. Treasury Bill	3.372%	12/01/05	175	174,070
U.S. Treasury Bill	3.375%	12/01/05	20	19,894
U.S. Treasury Bill	3.38%	12/15/05	275	273,194
U.S. Treasury Bill	3.39%	12/01/05	20	19,894

TOTAL U.S. TREASURY OBLIGATIONS (cost $675,531)				675,829

			Contracts
OUTSTANDING OPTIONS PURCHASED
U.S. Treasury 10 Yr. Notes Futures, Expiring 11/22/05 @ $110 (cost $20,527)			29	24,922

TOTAL SHORT-TERM INVESTMENTS (cost $21,625,923)				21,741,026

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 99.5% (Cost $350,183,040)(f)				353,273,558

OUTSTANDING OPTIONS WRITTEN (j)

PUT OPTIONS
U.S. Treasury Note Futures, Strike Price 108, Expires 10/24/05			85	(5,312)
U.S. Treasury Note Futures, Strike Price 108, Expires 11/22/05			145	(31,719)
U.S. Treasury Note Futures, Strike Price 109, Expires 11/22/05			130	(58,906)
U.S. Treasury Note Futures, Strike Price 110, Expires 11/22/05			29	$(24,922)

TOTAL PUT OPTIONS (Premium received $114,415)				(120,859)

CALL OPTIONS
U.S. Treasury Note Futures, Strike Price 113, Expires 10/24/05			85	(1,328)

U.S. Treasury Note Futures, Strike Price 114, Expires 11/22/05	117	$(3,656)
U.S. Treasury Note Futures, Strike Price 115, Expires 11/22/05	14	(219)

TOTAL CALL OPTIONS (Premium received $66,821)		(5,203)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium received $181,296)		(126,062)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 99.5% (Cost $350,001,744)		353,147,496
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 0.5%		1,602,380

NET ASSETS — 100.0%		$354,749,876

The following abbreviations are used in portfolio descriptions:

EUR	Euro

(a)	Standard & Poor’s rating.

(b)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(c)	Represents issuer in default on interest payments. Non-income producing security.

(e)	US$ Denominated Foreign Bonds.

(f)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$350,414,647	$7,858,414	$4,999,503	$2,858,911

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

(g)	Less than 1,000 par.

(d)	Securities or a portion thereof with an aggregate market value of $168,884 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciation
Long Position:
165	Eurodollars	Mar 06	$39,580,119	$39,441,188	$(138,931)

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros, Expiring 11/08/05	$4,137,974	$4,138,206	$(232)

Credit default swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation Depreciation
Lehman Brothers Special Financing, Inc. (1)	12/20/05	2,000	0.82%	General Motors Corp., 7.10%, due 3/15/06	$(8,620)
Morgan Stanley Capital Services, Inc. (1)	12/20/05	2,000	2.00%	Bombardier, Inc., 6.75%, due 5/1/12	3,934
Merrill Lynch International (1)	06/20/06	1,900	3.50%	General Motors Acceptance Corp., 6.875%, due 8/28/12	20,788
JPMorgan Chase Bank, N.A. (2)	06/20/07	2,000	3.40%	Ford Motor Credit Co., 7.00%, due 10/1/13	41,662
UBS AG (2)	09/20/06	1,000	5.05%	General Motors Acceptance Corp., 6.875%, due 8/28/12	29,029
JPMorgan Chase Bank, N.A. (2)	09/20/07	1,000	2.20%	Ford Motor Credit Co., 7.00%, due 10/1/13	(2,123)
Merrill Lynch International (1)	09/20/07	500	2.45%	Bombardier, Inc., 6.75%, due 5/1/12	(3,269)

					$81,401

(1)	Portfolio pays the fixed rate and received from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty, par in the event that the underlying bond defaults and receives and fixed rate.

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that role except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(i)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(j)	Non-income producing security.

(k)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $2,464,818.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO

September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 101.2%
ASSET BACKED SECURITIES — 0.5%
Brazos Student Finance Corp., Series 1998-A, Class A2	Aaa	4.238%	06/01/23	(c)	$145	$146,426
Conseco Finance Securitizations Corp., Series 2001-4, Class A3	Ba1	6.09%	09/01/33		5,000	5,032,280
Quest Trust, Series 2004-X2, Class A1	Aaa	4.201%	06/25/34	(c)	1,831	1,834,772

TOTAL ASSET BACKED SECURITIES
(cost $7,050,812)						7,013,478

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Banc of America Mortgage Securities, Series 2004-2, Class 5A1	Aaa	6.50%	10/25/31		392	401,408
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-05, Class 6 A	Aaa	5.939%	06/25/32	(c)	350	350,005
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.631%	02/25/33	(c)	653	655,122
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Aaa	5.438%	05/25/35	(c)	5,827	5,833,080
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1	Aaa	3.948%	03/15/20	(c)	12,400	12,397,722
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50%	07/25/31		393	407,653
First Nationwide Trust, Series 2001-4, Class 3A10	AAA(d)	8.50%	09/25/31		7	7,268
Government Lease Trust, Series 1999-C1A, Class B2	AAA(d)	4.00%	05/18/11		1,500	1,461,753
Government National Mortgage Assoc., Series 2000-14, Class F	AAA(d)	4.422%	02/16/30	(c)	34	33,734
Government National Mortgage Assoc., Series 2005-AR6, Class 2A1	AAA(d)	4.541%	10/25/35	(c)	7,800	7,714,197
Homeside Mortgage Securities Trust, Series 2001-1, Class A	Aaa	3.81%	01/20/27	(c)	66	64,520
Indymac ARM Trust, Series 2001-H2, Class A1	AAA(d)	4.326%	01/25/32	(c)	19	19,076
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%	09/25/33		3,115	3,087,505
Mellon Residential Funding Corp., Series 1999-TBC2, Class A3	AAA(d)	4.091%	07/25/29	(c)	49	49,355
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%	03/25/32		890	904,954
Washington Mutual, Inc. Series 2003-AR1, Class 2A	Aaa	5.372%	02/25/33	(c)	307	306,637
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	3.926%	02/27/34	(c)	1,518	1,501,769
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	3.911%	12/25/27	(c)	16,339	16,325,466

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $51,625,002)						51,521,224

CORPORATE BONDS — 9.3%
Airlines
United Air Lines, Inc., Pass Thru Certificates(a)	NR	Zero	01/21/17		199	115,358

Automobile Manufacturers — 2.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	6.40%	05/15/06		6,100	6,165,642
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	4.026%	03/07/07	(c)	11,299	11,283,186
DaimlerChrysler NA Holding Corp., Notes	A3	4.747%	08/08/06	(c)	1,700	1,711,597
Ford Motor Co., Notes	Ba1	7.45%	07/16/31		8,400	6,552,000
General Motors Corp., Debs.	Ba2	8.375%	07/15/33		6,550	5,109,000

						30,821,425

Electronic Components & Equipment — 0.4%
PPL Capital Funding Trust I, Gtd. Notes	Ba1	7.29%	05/18/06		4,399	4,457,684
TXU Energy Co. LLC, Sr. Notes	Baa2	4.36%	01/17/06	(c)	1,100	1,100,460

						5,558,144

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure — 0.5%
Harrah’s Operating Co., Inc., Bonds	Baa3	5.625%	06/01/15		$7,999	$7,908,488

Environmental Services — 0.2%
Waste Management, Inc., Notes	Baa3	7.00%	10/15/06		2,774	2,835,439

Financial - Bank & Trust — 0.7%
HSBC Bank USA NA, Sr. Notes	Aa2	3.509%	09/21/07	(c)	4,300	4,305,465
Resona Bank Ltd., Notes	Baa1	5.85%	09/29/49	(c)	5,899	5,823,218

						10,128,683

Financial Services — 4.1%
European Investment Bank, (Japan)	Aaa	3.00%	09/20/06		JPY 106,000	959,219
Ford Motor Credit Co., Notes	Baa3	6.875%	02/01/06		2,000	2,008,184
Ford Motor Credit Co., Notes	Baa3	5.70%	01/15/10		1,300	1,180,934
General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)	Aaa	1.40%	11/02/06		JPY 469,000	4,188,672
General Electric Capital Corp., (Japan)	Aaa	0.10%	12/20/05		JPY 980,000	8,633,384
General Motors Acceptance Corp., Notes	Ba1	6.875%	09/15/11		2,500	2,274,032
Morgan Stanley Warehouse Facility	NR	3.855%	08/03/06	(c)	29,800	29,800,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	7.375%	12/15/14		300	333,000
Pemex Project Funding Master Trust, Gtd. Notes 144A	Baa1	9.25%	03/30/18		1,700	2,159,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	02/01/22		500	611,250
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10		2,000	2,340,000
Petroleum Export Ltd., Sr. Notes	Baa1	5.265%	06/15/11		2,500	2,489,825
Simsbury CLO Ltd., Sec’d. Notes	Aaa	3.92%	09/24/11	(c)	3,872	3,844,160

						60,821,660

Oil & Gas — 0.3%
El Paso Corp., Sr. Notes	Caa1	7.00%	05/15/11		200	199,500
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31		1,250	1,253,125
El Paso Corp., Sr. Notes	Caa1	7.75%	01/15/32		2,239	2,256,800

						3,709,425

Telecommunications — 1.0%
MCI, Inc., Sr. Notes	B2	8.735%	05/01/14		4,700	5,240,500
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.25%	02/15/11		200	190,500
Qwest Corp., Notes	Ba3	8.875%	03/15/12		1,650	1,802,625
Qwest Corp., Sr. Notes	Ba3	7.625%	06/15/15		6,999	7,148,750

						14,382,375

TOTAL CORPORATE BONDS
(cost $137,488,623)						136,280,997

FOREIGN GOVERNMENT BONDS — 4.6%
Federal Republic of Brazil (Brazil)	B1	11.00%	08/17/40		12,700	15,570,200
Federal Republic of Brazil (Brazil)	B1	4.25%	04/15/06	(c)	560	560,336
Federal Republic of Brazil (Brazil)	B1	4.313%	04/15/09	(c)	164	163,482
Federal Republic of France (France)	Aaa	4.00%	12/31/49		EUR 1,400	1,822,751
Federal Republic of Germany (Germany)	Aaa	5.625%	01/04/28		EUR 1,500	2,372,856
Federal Republic of Germany (Germany)	Aaa	Zero	10/19/05		EUR 3,300	3,962,776
Federal Republic of Italy (Italy)	Aa2	0.375%	10/10/06		JPY 100,000	883,381
Federal Republic of Panama (Panama)	Ba1	8.875%	09/30/27		750	913,125
Federal Republic of Panama (Panama)	Ba1	8.25%	04/22/08		1,800	1,941,750
Federal Republic of Peru (Peru)	Ba3	9.125%	01/15/08		400	432,000
Federal Republic of Peru (Peru)	Ba3	9.875%	02/06/15		2,500	3,193,750
Russian Federation (Russia)	Baa3	5.00%	03/31/30		11,750	13,500,750
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.75%	12/07/09		GBP 1,700	3,173,257
United Kingdom Treasury Stock (United Kingdom)	Aaa	4.75%	06/07/10		GBP 10,400	18,761,493

TOTAL FOREIGN GOVERNMENT BONDS (cost $63,755,843)						67,251,907

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value
MUNICIPAL BONDS — 1.9%
City & County of Honolulu HI, Series 1115	NR	6.99%	07/01/23	(c)	$1,537	$1,706,717
City of Chicago IL	Aaa	5.00%	01/01/15		300	318,117
County of Clark NV	Aaa	5.00%	06/01/32		3,000	3,096,420
Dallas Independent School District, Series 1073	NR	6.99%	02/15/21	(c)	1,000	1,110,000
Georgia State Road & Tollway Authority	Aaa	5.00%	03/01/21		700	745,381
Golden State Tobacco Securitization Corp., Series A1	Baa3	6.25%	06/01/33		2,500	2,772,375
Golden State Tobacco Securitization Corp., Series A1	Baa3	6.75%	06/01/39		2,000	2,302,980
Massachusetts Water Resources Authority, Series 1080 144A	Aaa	7.00%	08/01/32	(c)	1,250	1,337,575
New Jersey Economic Development Authority	AAA(d)	5.00%	09/01/14		2,890	3,163,943
North East Independent School District	Aaa	5.00%	08/01/29		1,000	1,039,020
Pierce County School District No. 3 Series 1116 144A	Aaa	6.99%	12/01/23	(c)	1,500	1,650,450
Salt River Project Agricultural Improvement & Power District 144A	AA(d)	6.49%	01/01/32	(c)	1,000	1,016,960
State of South Carolina, Series 1078	NR	6.99%	04/01/17	(c)	1,000	1,148,560
Tobacco Settlement Financing Authority, Series 1029	AA(d)	7.90%	06/01/15	(c)	1,000	1,166,360
Tobacco Settlement Financing Corp.	Baa3	6.375%	06/01/32		2,000	2,261,560
Tobacco Settlement Financing Corp.	Baa3	6.125%	06/01/32		1,205	1,290,146
Tobacco Settlement Financing Corp.	Baa3	6.25%	06/01/42		400	430,376
Triborough Bridge & Tunnel Authority	Aa2	5.00%	11/15/32		1,860	1,925,230

TOTAL MUNICIPAL BONDS (cost $26,504,566)						28,482,170

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 64.1%
Federal Home Loan Mortgage Association		4.00%	09/01/18		867	835,338
Federal Home Loan Mortgage Association		5.50%	TBA		25,000	25,000,000
Federal National Mortgage Association		4.00%	07/01/18-09/01/20		149,869	144,309,327
Federal National Mortgage Association		4.359%	05/01/36		128	129,262
Federal National Mortgage Association		4.50%	08/01/33-09/01/35		49,583	47,287,048
Federal National Mortgage Association		5.00%	12/01/18-12/01/32		44,678	43,743,705
Federal National Mortgage Association		5.103%	12/01/36		2,932	2,931,094
Federal National Mortgage Association		5.50%	09/01/32-10/01/35		596,487	596,478,190
Federal National Mortgage Association		5.936%	11/01/11		959	1,009,273
Federal National Mortgage Association		6.00%	04/01/16-06/01/35		76,038	77,349,805
Government National Mortgage Association		3.75%	08/20/24-08/20/27		248	252,682
Government National Mortgage Association		4.375%	04/20/25-05/20/25		82	82,394
Government National Mortgage Association		4.50%	09/15/33		53	50,916
Government National Mortgage Association		9.00%	07/15/30-10/15/30		4	5,012

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $947,727,366)						939,464,046

U.S. TREASURY OBLIGATIONS — 17.4%
United States Treasury Bonds		8.875%	08/15/17		5,100	7,150,756
United States Treasury Bonds		9.00%	11/15/18		3,175	4,574,232
United States Treasury Bonds		6.25%	08/15/23		13,200	15,783,794
United States Treasury Bonds		6.50%	11/15/26		22,500	28,135,552
United States Treasury Bonds		6.625%	02/15/27		5,500	6,981,992
United States Treasury Bonds		6.875%	08/15/25		200	257,828
United States Treasury Bonds		8.125%	08/15/19		22,100	30,172,533

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (Continued)
United States Treasury Bonds	8.50%	02/15/20	$4,000	$5,648,280
United States Treasury Bonds	8.875%	02/15/19	10,000	14,325,390
United States Treasury Notes	3.375%	02/15/08	660	648,089
United States Treasury Notes	3.50%	02/15/10	53,799	52,259,545
United States Treasury Notes	3.625%	01/15/10	5,200	5,079,953
United States Treasury Notes	3.875%	05/15/10	4,600	4,533,337
United States Treasury Notes	4.00%	04/15/10	13,300	13,178,943
United States Treasury Notes	4.25%	11/15/14	40,300	40,011,936
United States Treasury Notes	4.375%	08/15/12	4,400	4,425,951
United States Treasury Notes, TIPS	1.625%	01/15/15	15,000	15,170,189
United States Treasury Strips, IO	7.25%	02/15/22	7,000	3,262,126
United States Treasury Strips, IO	7.50%	11/15/16	1,300	788,379
United States Treasury Strips, IO	8.75%	05/15/20	3,600	1,828,192
United States Treasury Strips, IO	11.25%	02/15/15	1,050	693,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $256,398,094)				254,910,992

		Expiration Date	Shares
WARRANTS (e)
United Mexican States, Ser. D		06/30/06	1,000	20,500
United Mexican States, Ser. E		06/01/07	1,000	26,000

TOTAL WARRANTS				46,500

TOTAL LONG-TERM INVESTMENTS (cost $1,490,550,306)				1,484,971,314

		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS — 12.5%

COMMERCIAL PAPER — 10.6%
Barclays Capital Funding	3.745%	11/22/05	$39,400	39,183,510
Barclays Capital Funding	3.83%	12/27/05	4,100	4,061,975
Carolina Power & Light Co.	3.67%	10/11/05	6,300	6,293,577
Public Service Elect	3.69%	11/30/05	1,500	1,489,954
Rabobank USA	3.905%	12/30/05	23,000	22,767,978
Skandi Ensk Bank	3.61%	11/02/05	26,500	26,398,681
Skandi Ensk Bank	3.72%	12/08/05	1,200	1,191,422
Skandi Ensk Bank	3.80%	12/30/05	9,400	9,308,846
Skandi Ensk Bank	3.85%	12/22/05	1,200	1,189,488
UBS Finance, Inc.	3.715%	12/08/05	4,300	4,269,499
UBS Finance, Inc.	3.76%	12/01/05	39,699	39,449,501
UBS Finance, Inc.	3.975%	01/30/06	300	295,893

TOTAL COMMERCIAL PAPER (cost $155,928,328)				155,900,324

			Shares

MONEY MARKET MUTUAL FUND — 0.1%
Dryden Core Investment Fund - Taxable Money Market Series (b) (cost $917,942)			917,942	917,942

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

			Contracts/ Notional (000)		Value
OUTSTANDING OPTIONS PURCHASED — 0.2%
Call Options — 0.2%
Call - 3-Month LIBOR Interest Rate Swap, expiring 04/27/09 @ $5.00			$9,799		$1,234,966
Call - 3-Month LIBOR Interest Rate Swap, expiring 05/02/08 @ $5.00			7,800		973,908

					2,208,874

Put Options
Put - 3-Month Eurodollar Futures, expiring 03/13/06 @ $95.125			120	(f)	150
Put - 3-Month Eurodollar Futures, expiring 12/19/05 @ $93.75			220	(f)	1,375
Put - 3-Month Eurodollar Futures, expiring 12/19/05 @ $94.00			1		5,206
Put - 3-Month Eurodollar Futures, expiring 12/19/05 @ $94.24			10	(f)	6
Put - 3-Month Eurodollar Futures, expiring 12/19/05 @ $96.75			483	(f)	3,019
Put - 3-Month LIBOR Interest Rate Swap, expiring 04/27/09 @ $6.00			13,100		382,127
Put - 3-Month LIBOR Interest Rate Swap, expiring 05/02/08 @ $6.00			4,500		99,347

					491,230

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,190,580)					2,700,104

	Interest Rate	Maturity Date	Principal Amount (000)
REPURCHASE AGREEMENTS — 0.5%
Credit Suisse First Boston LLC, dated 9/30/05 due 10/03/05 in the amount of $8,002,167 (collateralized by $8,202,000 U.S Treasury Note; 4.00%, 9/30/07, value of the collateral including accrued interest was $8,175,087) (Cost $8,000,000)	3.25%	10/03/05	8,000		8,000,000

U.S. TREASURY OBLIGATIONS (n) — 1.0%
U.S. Treasury Bills	3.31%	12/15/05	2,120		2,106,080
U.S. Treasury Bills	3.35%	12/01/05	870		865,376
U.S. Treasury Bills	3.355%	12/01/05	750		746,014
U.S. Treasury Bills	3.375%	12/15/05	500		496,250
U.S. Treasury Bills	3.38%	12/01/05	500		497,343
U.S. Treasury Bills	3.38%	12/15/05	10		9,934
U.S. Treasury Bills	3.43%	12/15/05	7,179		7,132,856
U.S. Treasury Bills	3.452%	12/15/05	3,000		2,980,302
U.S. Treasury Bills	3.50%	12/01/05	390		387,927

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,214,495)					15,222,082

TOTAL SHORT-TERM INVESTMENTS (cost $182,251,345)					182,740,452

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 113.7% (cost $1,672,801,651)(p)					1,667,711,766

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

			Contracts/ Notional (000)	Value
OUTSTANDING OPTIONS WRITTEN

CALL OPTIONS
Call - 3-Month LIBOR Interest Rate Swap, expiring 07/03/06 @ $4.00			$35,301	$(114,831)

PUT OPTIONS
Put - 3-Month GBP Futures, expiring 12/25/05 @ $94.25			1	(496)
Put - 3-Month LIBOR Interest Rate Swap, expiring 07/03/06 @ $6.00			35,300	(73,248)

				(73,744)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $1,938,550)				(188,575)

	Interest Rate	Maturity Date	Principal Amount (000)
INVESTMENTS SOLD SHORT — (17.1)%

U.S. Government & Agency Obligations — (17.1)%
Federal National Mortgage Association	4.00%	10/01/20	(54,500)	(52,422,188)
Federal National Mortgage Association	5.00%	10/25/32	(43,900)	(42,967,125)
Federal National Mortgage Association	5.50%	TBA	(13,200)	(13,389,750)
Federal National Mortgage Association	5.50%	10/01/35	(50,000)	(49,968,750)
United States Treasury Note Bond	4.375%	08/15/12	(4,401)	(4,425,951)
United States Treasury Note Bond	4.00%	11/15/12	(27,900)	(27,445,537)
United States Treasury Note Bond	3.625%	05/15/13	(62,400)	(59,850,398)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $253,585,915)				(250,469,699)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 96.6% (cost $1,417,277,186)				1,417,053,492

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES(g) — 3.4%				49,677,307

TOTAL NET ASSETS — 100.0%				$1,466,730,799

The following abbreviations are used in portfolio descriptions:

IO	Interest Only

NR	Not Rated by Moodys or Standard & Poor’s

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

(a)	Represents issuer in default on interest payments.

(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(e)	Non-income producing security.

(f)	Actual Notional amount shown, not rounded (000).

(g)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) of financial futures, foreign currency contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts as of September 30, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
332	Eurodollar	Mar 06	$79,362,775	$79,223,500	$(139,275)
1526	Eurodollar	Dec 05	366,395,378	364,771,225	(1,624,153)
19	Eurodollar	Dec 06	4,561,663	4,531,025	(30,638)
3085	5 Year Treasury Note	Dec 05	332,553,359	329,661,172	(2,892,187)
77	10 Year German Government Bond	Dec 05	11,376,805	11,339,234	(37,571)

					$(4,723,824)

Foreign currency exchange contracts outstanding at September 30, 2005:

Forward Foreign Currency Contracts	Value at Settlement Date	Value at September 30, 2005	Unrealized Appreciation (Depreciation)
Sold:
Pound Sterling, Expiring 10/13/05	$13,535,881	$4,544,077	$8,991,804
Euros, Expiring 11/08/05	4,543,824	13,262,361	(8,718,537)

			$273,267

Interest rate swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Lehman Brothers (1)	06/15/12	EUR	3,000	5.50%	6 month LIBOR	$(1,005,660)
Bank of America, N.A. (2)	06/15/35		$5,300	6.00%	3 month LIBOR	253,243
Barclays (2)	09/15/10	GBP	21,700	5.00%	6 month LIBOR	780,451
J.P. Morgan (1)	12/15/15		$8,900	5.00%	3 month LIBOR	202,043
Lehman Brothers (1)	12/15/15		$7,900	5.00%	3 month LIBOR	140,799
Greenwich (1)	12/15/25		$7,200	5.00%	3 month LIBOR	271,393
Bank of America, N.A. (2)	12/15/05		$15,800	4.00%	3 month LIBOR	(343,655)
Greenwich (2)	12/15/05		$115,100	4.00%	3 month LIBOR	(2,304,656)
Goldman Sachs (1)	12/15/15		$8,800	4.00%	3 month LIBOR	80,251
Goldman Sachs (1)	12/15/05		$122,600	5.00%	3 month LIBOR	1,548,616
Barclays (2)	12/15/05	EUR	4,100	4.00%	6 month LIBOR	(98,853)
Morgan Stanley (1)	12/15/05	EUR	35,800	4.00%	6 month LIBOR	(1,090,679)
Bank of America, N.A. (2)	12/15/05	CAD	4,500	5.00%	3 month LIBOR	117,207
J.P. Morgan (1)	12/17/05		$13,500	4.00%	3 month LIBOR	354,261
Barclays (2)	06/18/34	GBP	400	5.00%	6 month LIBOR	(7,672)
Merrill Lynch (2)	06/15/15	JPY	830,000	1.50%	6 month LIBOR	13,093
Barclays (1)	06/15/15	JPY	340,000	1.50%	6 month LIBOR	8,150

						$(1,081,668)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley (1)	12/20/08	$300	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(692)
Morgan Stanley (1)	12/20/08	2,700	0.26%	Allstate Corp., 6.125%, due 2/15/12	(5,723)
Merrill Lynch (1)	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(729)
UBS (1)	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	19,166
Bear Stearns (1)	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 5/15/08	(10,388)
Bear Stearns (1)	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(3,170)
UBS (1)	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 4/15/08	(6,291)
Bear Stearns (1)	12/20/08	800	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(2,425)
Lehman Brothers (1)	12/22/08	700	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(2,543)
Lehman Brothers (1)	12/22/08	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(442)
Morgan Stanley (1)	12/20/08	800	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(1,936)
Bear Stearns (1)	12/20/08	800	0.24%	Deere & Co., 7.85%, due 3/15/07	(4,123)
Merrill Lynch (1)	12/20/08	1,600	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(7,309)
Goldman Sachs (2)	6/20/10	55,900	0.40%	Dow Jones CDX IG4	37,077
Bank of America, N.A. (2)	6/20/10	16,000	0.40%	Dow Jones CDX IG4	164,635
Barclays (2)	6/20/10	2,900	0.40%	Dow Jones CDX IG4	10,528
Bear Stearns (2)	6/20/10	55,900	0.40%	Dow Jones CDX IG4	53,869
Bank of America, N.A. (1)	12/20/08	1,700	0.16%	E.I. Dupont de Nemours & Co., 6.50%, due 10/15/09	(6)
Bank of America, N.A. (1)	12/20/08	200	0.13%	E.I. Dupont, 6.875%, due 10/15/09	(75)
Lehman Brothers (1)	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(7,330)
Citibank, N.A.	12/20/08	300	0.28%	Eaton Corp., 5.75%, due 7/15/12	(478)
Barclays (1)	12/20/08	2,300	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(7,669)
Barclays (1)	12/20/08	300	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(676)
Morgan Stanley (1)	12/20/08	1,600	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(1,941)
Morgan Stanley (1)	12/20/08	200	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(112)
Morgan Stanley (1)	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 8/15/10	(1,213)
Citigroup (1)	12/20/08	1,100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(8,241)
Citigroup (1)	12/20/08	200	0.29%	FedEx Corp., 7.25% due 2/15/11	(728)
Merrill Lynch (1)	12/20/08	$600	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	$(998)
UBS (1)	9/20/09	1,200	1.80%	General Motors Acceptance Corp., 6.875%, due 08/28/2	(2,248)
UBS (1)	9/20/06	2,800	1.71%	General Motors Acceptance Corp., 6.875%, due 08/28/2	(7,642)
Merrill Lynch (1)	9/20/06	2,100	1.75%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(4,933)
Morgan Stanley (1)	9/20/06	2,000	1.70%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(6,648)
Morgan Stanley (1)	9/20/06	1,700	1.75%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(3,993)
Lehman Brothers (1)	12/20/08	900	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(18,480)
Lehman Brothers (1)	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,107)
Bear Stearns (1)	12/20/08	2,200	0.32%	Hewlett Packard Co., 6.50%, due 7/12/12	(9,985)
Bear Stearns (1)	12/20/08	300	0.32%	Hewlett Packard Co., 6.50%, due 7/12/12	(979)
Lehman Brothers (1)	12/20/08	1,700	0.29%	Home Depot, Inc., 5.375%, due 04/1/06	(1,338)
Lehman Brothers (1)	12/20/08	300	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(1,265)
Merrill Lynch (1)	12/20/08	1,400	0.32%	Ingersoll-Rand Corp., 6.48%, due 6/1/25	(9,270)
Bear Stearns (1)	12/20/08	800	0.60%	International Paper Co., 6.75%, due 9/1/11	(3,620)
Lehman Brothers (1)	12/20/08	2,100	0.32%	Johnson & Johnson, 3.80%, due 5/15/13	(4,459)
Lehman Brothers (1)	12/20/08	300	0.11%	Johnson & Johnson, 6.48%, due 5/15/13	(750)
Lehman Brothers (1)	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,340)
Lehman Brothers (1)	12/20/08	900	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(11,178)
Lehman Brothers (1)	12/22/08	1,200	0.30%	Masco Corp., 5.875%, due 7/15/12	(3,270)
Lehman Brothers (1)	12/22/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(343)
Merrill Lynch (1)	12/20/08	1,200	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(24,677)
Lehman Brothers (1)	12/20/08	900	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(10,364)
Lehman Brothers (1)	12/20/08	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,347)
Merrill Lynch (1)	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(3,392)
Lehman Brothers (1)	6/20/09	6,600	0.40%	Peoples Republic of China	(46,845)
Lehman Brothers (1)	12/22/08	1,200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	5,408
UBS (1)	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 5/15/11	3,123
Lehman Brothers (1)	12/22/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	110
Lehman Brothers (1)	9/20/08	3,000	2.47%	Republic of the Phillipines, 8.25%, due 1/15/14	(20,869)
Morgan Stanley (1)	9/20/10	3,300	2.70%	Republic of Turkey, 11.875%, due 1/15/30	(90,609)
Lehman Brothers (1)	9/20/10	1,000	2.26%	Republic of Turkey, 11.875%, due 1/15/30	(8,534)
Lehman Brothers (1)	10/20/10	2,500	2.11%	Republic of Turkey, 11.875%, due 1/15/30	(1,919)
Bear Stearns (2)	3/20/07	4,500	0.62%	Russian Federation, 2.25%, due 03/31/30	18,409
J.P. Morgan (2)	5/20/07	300	0.77%	Russian Federation, 2.25%, due 03/31/30	2,061
Morgan Stanley (2)	6/20/06	200	0.58%	Russian Federation, 2.25%, due 03/31/30	410
UBS (1)	12/20/08	800	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(6,779)
Morgan Stanley (1)	12/20/08	800	0.53%	The Kroger Co., 4.75%, due 4/15/12	(4,109)
Citigroup (1)	12/20/08	3,600	0.14%	Walmart Stores, Inc., 6.875%, due 8/10/09	(5,458)
Bear Stearns (1)	12/20/08	1,500	0.15%	Walmart Stores, Inc., 6.875%, due 8/10/09	(2,728)
Barclays (1)	12/20/08	900	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(11,684)
Barclays (1)	12/20/08	100	0.67%	Walt Disney Co. (The). 6.375%, due 3/12/12	(509)
Lehman Brothers (1)	12/20/08	1,100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(315)
Lehman Brothers (1)	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(45)

					$(93,473)

(1)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(2)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $1,673,122,128; accordingly, net unrealized Depreciation on investments for federal income tax purposes was $5,410,362 (gross unrealized appreciation - $10,119,367; gross unrealized depreciation - $15,529,729). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

As of September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Air Freight & Logistics — 1.8%
UTI Worldwide, Inc.	40,900	$3,177,930

Biotechnology — 5.3%
Celgene Corp.(a)(b)	29,000	1,575,280
Human Genome Sciences, Inc.(a)(b)	199,200	2,707,128
ImClone Systems, Inc.(a)(b)	35,100	1,103,895
Invitrogen Corp.(a)	11,800	887,714
MedImmune, Inc.(a)(b)	45,100	1,517,615
MGI Pharma, Inc.(a)	71,400	1,664,334

		9,455,966

Capital Markets — 6.6%
Ameritrade Holding Corp.(a)(b)	122,400	2,629,152
Charles Schwab Corp. (The)	62,400	900,432
Eaton Vance Corp.	48,400	1,201,288
Lazard Ltd. (Class “A” Stock)(b)	90,200	2,282,060
Legg Mason, Inc.(b)	24,950	2,736,766
Nuveen Investments, Inc. (Class “A” Stock)	55,100	2,170,389

		11,920,087

Chemicals — 1.3%
Monsanto Co.	36,800	2,309,200

Commercial Services & Supplies — 7.1%
Administaff, Inc.(b)	24,600	977,604
Dun & Bradstreet Corp. (The)(a)	29,000	1,910,230
Iron Mountain, Inc.(a)(b)	39,600	1,453,320
Monster Worldwide, Inc.(a)(b)	174,300	5,352,753
Paychex, Inc.(b)	24,600	912,168
Robert Half International, Inc.	36,500	1,299,035
Stericycle, Inc.(a)(b)	15,600	891,540

		12,796,650

Communications Equipment — 3.5%
ADC Telecommunications, Inc.(a)(b)	72,442	1,656,024
Comverse Technology, Inc.(a)(b)	129,800	3,409,846
Juniper Networks, Inc.(a)	24,500	582,855
Qualcomm, Inc.(b)	15,500	693,625

		6,342,350

Computers & Peripherals — 4.5%
Apple Computer, Inc.(a)	28,400	1,522,524
Avid Technology, Inc.(a)(b)	101,500	4,202,100
Rackable Systems, Inc.(a)	70,000	921,200
UNOVA, Inc.(a)(b)	41,600	1,455,168

		8,100,992

Diversified Consumer Services — 1.0%
Apollo Group, Inc. (Class “A” Stock)(a)	8,300	$551,037
Education Management Corp.(a)	39,500	1,273,480

		1,824,517

Electronic Equipment & Instruments — 1.7%
Cogent, Inc.(a)	33,800	802,750
Insight Enterprises, Inc.(a)(b)	73,900	1,374,540
Tektronix, Inc.	34,200	862,866

		3,040,156

Energy Equipment & Services — 5.4%
Grant Prideco, Inc.(a)	64,800	2,634,120
National Oilwell Varco, Inc.(a)(b)	34,300	2,256,940
Pride International, Inc.(a)	31,100	886,661
Todco (Class “A” Stock)(b)	49,900	2,081,329
Weatherford International, Ltd.(a)(b)	27,200	1,867,552

		9,726,602

Health Care Equipment & Supplies — 6.4%
Fisher Scientific International, Inc.(a)(b)	28,100	1,743,605
Mentor Corp.	37,300	2,051,873
Respironics, Inc.(a)	46,700	1,969,806
St. Jude Medical, Inc.(a)	50,200	2,349,360
Varian Mediacl Systems, Inc.(a)	87,100	3,441,321

		11,555,965

Health Care Providers & Services — 4.9%
Caremark Rx, Inc.(a)	46,200	2,306,766
Cerner Corp.(a)(b)	33,600	2,920,848
DaVita, Inc.(a)(b)	26,600	1,225,462
Manor Care, Inc.(b)	61,100	2,346,851

		8,799,927

Hotels, Restaurants & Leisure — 2.0%
GTECH Holdings Corp.	85,700	2,747,542
Hilton Hotels Corp.	39,800	888,336

		3,635,878

Internet & Catalog Retail — 0.8%
eBay, Inc.(a)	12,600	519,120
GSI Commerce, Inc.(a)(b)	43,900	873,610

		1,392,730

Internet Software & Services — 3.6%
Akamai Technologies, Inc.(a)	130,800	2,086,260
Digital River, Inc.(a)(b)	45,000	1,568,250
Equinix, Inc.(a)(b)	40,300	1,678,495
Verisign, Inc.(a)	18,500	395,345
Yahoo!, Inc.(a)	24,000	812,160

		6,540,510

IT Services — 1.1%
CheckFree Corp.(a)	51,900	$1,962,858

Media — 4.4%
E.W. Scripps Co. (The)(Class “A” Stock)	62,100	3,103,137
Regal Entertainment Group (Class “A” Stock)	50,300	1,008,012
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)(b)	108,100	3,881,871

		7,993,020

Metals & Mining — 1.9%
Arch Coal, Inc.(b)	14,000	945,000
Goldcorp, Inc.	94,800	1,899,792
Harmony Gold Mining Co., Ltd., ADR (a)(South Africa)	45,800	501,052

		3,345,844

Multiline Retail — 0.9%
Federated Department Stores, Inc.	24,000	1,604,880

Oil, Gas & Consumable Fuels — 2.3%
Nexen, Inc.(b)	35,700	1,701,462
Southwestern Energy Co.(a)	32,900	2,414,860

		4,116,322

Pharmaceuticals — 2.1%
Andrx Corp.(a)	116,100	1,791,423
Sepracor, Inc.(a)(b)	31,600	1,864,084

		3,655,507

Real Estate — 0.6%
Host Marriot Corp. (REIT)	65,000	1,098,500

Semiconductors & Semiconductor Equipment — 5.9%
Broadcom Corp. (Class “A” Stock)(a)	39,900	1,871,709
Integrated Device Technology, Inc.(a)	158,900	1,706,586
Intersil Corp. (Class “A” Stock)(b)	83,800	1,825,164
Marvell Technology Group, Ltd.(a)	40,100	1,849,011
Maxim Integrated Products, Inc.	29,500	1,258,175
MEMC Electronic Materials, Inc.(a)	90,400	2,060,216

		10,570,861

Software — 13.2%
Adobe Systems, Inc.(b)	14,000	417,900
Amdocs, Ltd.(a)	105,200	2,917,196
BEA Systems, Inc.(a)	182,300	1,637,054
Business Objects SA-SP, ADR, (France)(a)(b)	118,700	4,126,012
Citrix Systems, Inc.(a)(b)	49,700	1,249,458
Cognos, Inc.(a)	13,300	517,769
Electronic Arts, Inc.(a)(b)	46,900	2,668,141
Intuit, Inc.(a)(b)	39,000	1,747,590
Macromedia, Inc.(a)	93,900	3,818,913
Mercury Interactive Corp.(a)(b)	11,400	451,440
NAVTEQ Corp.(a)(b)	31,600	1,578,420
Salesforce.com, Inc.(a)(b)	29,600	684,352
TIBCO Software, Inc.(a)	241,700	2,020,612

		23,834,857

Specialty Retail — 2.6%
Advance Auto Parts(a)	31,500	$1,218,420
Chico’s FAS, Inc.(a)(b)	56,800	2,090,240
Williams-Sonoma, Inc.(a)(b)	37,600	1,441,960

		4,750,620

Textiles, Apparel & Luxury Goods — 0.6%
Phillips-Van Heusen	36,300	1,126,026

Wireless Telecommunication Services — 5.7%
Alamosa Holdings, Inc.(a)(b)	234,200	4,007,162
American Tower Corp. (Class “A” Stock)(a)(b)	69,000	1,721,550
NII Holdings, Inc.(a)(b)	53,300	4,501,185

		10,229,897

Total long-term investments (cost $145,343,059)		174,908,652

SHORT-TERM INVESTMENTS — 47.4%
Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (c)(d)
(cost $85,359,126)	85,359,126	85,359,126

Total Investments — 144.6%
(cost $230,702,185)(e)		260,267,778
Liabilities in excess of other Assets — (44.6%)		(80,219,753)

Net Assets — 100.0%		$180,048,025

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $ 76,643,101; cash collateral of $78,833,017 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market series.

(e)	The United States federal income tax basis of the Portfolio’s investments was $231,453,114 and net unrealized appreciation on investments for federal income tax purposes was $28,814,664 (gross unrealized appreciation $30,715,159; gross unrealized depreciation $1,900,495). The difference between the book and tax basis is attributable to deferred losses on wash sales.

See Notes to Financial Statements

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace/Defense — 1.1%
Alliant Techsystems, Inc.(a)	9,193	$686,257
Ducommun, Inc.(a)	53,121	1,168,662
EDO Corp.	42,591	1,279,008
Rockwell Collins, Inc.	15,077	728,521

		3,862,448

Airlines — 0.1%
Frontier Airlines, Inc.(a)	45,013	440,227

Biotechnology — 0.6%
MedImmune, Inc.(a)	29,371	988,334
United Therapeutics Corp.(a)	14,792	1,032,482

		2,020,816

Brokers — 0.8%
Knight Capital Group, Inc. (Class “A” Stock)(a)	172,372	1,432,411
optionsXpress Holdings, Inc.	24,593	468,251
The Bear Stearns Cos., Inc.	7,715	846,721

		2,747,383

Building & Building Products — 0.0%
Trex Company, Inc.(a)	5,809	139,416

Chemicals — 2.1%
Agrium, Inc. (Canada)	19,176	421,297
Albemarle Corp.	62,096	2,341,019
American Vanguard Corp.	1,203	22,027
Carlisle Cos., Inc.	5,577	354,530
Chemtura Corp.	15,955	198,161
Minerals Technologies, Inc.	30,187	1,726,998
NuCo2, Inc.(a)	28,756	740,467
Penford Corp.	41,311	552,328
Rohm and Haas Co.	14,703	604,735

		6,961,562

Computer Hardware — 2.8%
Avocent Corp.(a)	13,025	412,111
Ditech Communications Corp.(a)	85,941	579,242
Hutchinson Technology, Inc.(a)	113,296	2,959,292
Insight Enterprises, Inc.(a)	146,594	2,726,649
Mobility Electronics, Inc.(a)	82,455	878,970
ScanSource, Inc.(a)	26,772	1,304,867
Tech Data Corp.(a)	12,508	459,169
Xerox Corp.(a)	20,000	273,000

		9,593,300

Computer Software — 1.7%
Activision, Inc.(a)	31,041	634,788
Atari, Inc.(a)	589,516	848,903
Citadel Security Software, Inc.(a)	97,206	58,324
Epicor Software Corp.(a)	64,812	842,556
Kanbay International, Inc.(a)	12,946	243,385
McDATA Corp. (Class “A” Stock)(a)	99,450	521,118
Take-Two Interactive Software, Inc.(a)	76,134	1,681,800
Ultimate Software Group, Inc.(a)	24,237	446,446
Viisage Technology, Inc.(a)	146,675	608,701

		5,886,021

Construction — 3.4%
Beazer Homes USA, Inc.	18,233	1,069,730
Champion Enterprises, Inc.(a)	28,414	419,959
Comfort Systems USA, Inc.(a)	95,670	842,853
ElkCorp.	35,813	1,281,031
Hughes Supply, Inc.	107,524	3,505,282
Infrasource Services, Inc.(a)	60,285	877,147
Lennar Corp. (Class “A” Stock)	16,879	1,008,689
Lennox International, Inc.	53,906	1,477,563
Texas Industries, Inc.	14,781	804,086
WCI Communities, Inc.(a)	13,710	388,953

		11,675,293

Consumer Durables — 0.9%
Mohawk Industries, Inc.(a)	9,892	793,833
Select Comfort Corp.(a)	86,511	1,728,490
The Stanley Works	9,711	453,309

		2,975,632

Consulting Services — 0.2%
Resources Connection, Inc.(a)	20,376	603,741

Distribution/Wholesalers — 0.1%
Ingram Micro, Inc. (Class “A” Stock)(a)	24,520	454,601

Diversified Energy — 0.5%
The Williams Cos., Inc.	44,243	1,108,287
Western Gas Resources, Inc.	8,249	422,596

		1,530,883

Drugs — 1.2%
Charles River Laboratories International, Inc.(a)	14,116	615,740
Medarex, Inc.(a)	87,672	834,637
PAREXEL International Corp.(a)	49,941	1,003,315
Prestige Brands Holdings, Inc.(a)	69,365	854,577
Salix Pharmaceuticals, Ltd.(a)	40,578	862,282

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
		$4,170,551

Electrical Utilities — 4.1%
Avista Corp.	32,445	629,433
Central Vermont Public Service Corp.	10,488	183,540
Cleco Corp.	52,347	1,234,342
CMS Energy Corp.(a)	7,772	127,849
Edison International	21,544	1,018,600
El Paso Electric Co.(a)	148,243	3,090,867
Entergy Corp.	14,727	1,094,511
FirstEnergy Corp.	7,017	365,726
MGE Energy, Inc.	8,120	296,461
PG&E Corp.	30,980	1,215,965
PNM Resources, Inc.	7,748	222,135
PPL Corp.	37,135	1,200,575
Public Service Enterprise Group, Inc.	2,814	181,109
Sierra Pacific Resources(a)	37,979	563,988
Unisource Energy Corp.	16,180	537,823
Westar Energy, Inc.	64,899	1,566,013
Wisconsin Energy Corp.	11,482	458,362

		13,987,299

Energy Resources — 3.7%
EOG Resources, Inc.	22,350	1,674,015
Parallel Petroleum Corp.(a)	70,594	988,316
Range Resources Corp.	149,870	5,786,481
Whiting Petroleum Corp.(a)	90,254	3,956,735

		12,405,547

Environmental & Other Services — 1.4%
ITT Educational Services, Inc.(a)	38,375	1,893,806
Medical Staffing Network Holdings, Inc.(a)	20,128	118,151
Republic Services, Inc.	18,495	652,689
TRC Cos., Inc.(a)	21,488	335,213
Waste Connections, Inc.(a)	48,081	1,686,681

		4,686,540

Food & Beverage — 1.0%
American Italian Pasta Co. (Class “A” Stock)	17,157	182,894
Archer-Daniels-Midland Co.	24,636	607,524
Corn Products International, Inc.	38,227	771,038
Sensient Technologies Corp.	53,648	1,016,630
Smithfield Foods, Inc.(a)	20,157	598,260
The Pepsi Bottling Group, Inc.	9,481	270,682

		3,447,028

Forest — 1.5%
Caraustar Industries, Inc.(a)	270,106	2,965,764
Packaging Corp. of America	18,308	355,358
Universal Forest Products, Inc.	30,878	1,769,927

		5,091,049

Gaming — 0.2%
Isle of Capri Casinos, Inc.(a)	23,953	512,115

Gas Utilities — 1.5%
AGL Resources, Inc.	28,785	1,068,211
Energen Corp.	3,583	155,000
Northwest Natural Gas Co.	61,767	2,298,968
South Jersey Industries, Inc.	27,327	796,309
Southwest Gas Corp.	33,202	909,403

		5,227,891

Health Insurance — 0.3%
Health Net, Inc.(a)	18,524	876,556

Home Products — 2.3%
Chattem, Inc.(a)	17,089	606,660
Elizabeth Arden, Inc.(a)	127,504	2,751,536
Helen of Troy Ltd. (Bermuda)(a)	41,927	865,373
Newell Rubbermaid, Inc.	29,577	669,919
Oneida Ltd.(a)	141,834	280,831
Playtex Products, Inc.(a)	172,135	1,893,485
The Clorox Co.	11,655	647,319

		7,715,123

Hotel & Leisure — 1.7%
Aztar Corp.(a)	63,289	1,949,934
Fossil, Inc.(a)	68,993	1,254,983
Harrah’s Entertainment, Inc.	13,556	883,716
K2, Inc.(a)	136,501	1,556,111

		5,644,744

Industrial Components — 2.2%
Actuant Corp. (Class “A” Stock)	20,000	936,000
American Standard Cos., Inc.	19,022	885,474
Applied Industrial Technologies, Inc.	16,342	586,351
Wabash National Corp.	261,169	5,134,583

		7,542,408

Information Services — 1.8%
BearingPoint, Inc.(a)	173,097	1,313,806
Lionbridge Technologies, Inc.(a)	411,994	2,780,960
MTC Technologies, Inc.(a)	67,743	2,166,421

		6,261,187

Internet — 0.3%
Autobytel, Inc.(a)	231,505	1,159,840

Life Insurance — 0.7%
National Atlantic Holdings Corp. (Class “A” Stock)(a)	26,565	308,154
StanCorp Financial Group, Inc.	17,243	1,451,861
Torchmark Corp.	13,163	695,401

		2,455,416

Machinery & Equipment — 0.2%
Zebra Technologies Corp. (Class “A” Stock)(a)	18,700	730,983

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Media — 0.7%
ADVO, Inc.	51,303	$1,605,271
Lamar Advertising Co. (Class “A” Stock)(a)	13,572	615,626

		2,220,897

Medical Products — 1.5%
Abaxis, Inc.(a)	59,397	775,131
Cardiac Science Corp.(a)	1,270	13,614
Conceptus, Inc.(a)	71,947	834,585
Encore Medical Corp.(a)	11,905	55,954
NDCHealth Corp.	66,763	1,263,156
PSS World Medical, Inc.(a)	106,527	1,421,070
ThermoGenesis Corp.(a)	115,865	614,085

		4,977,595

Medical Providers — 0.5%
Apria Healthcare Group, Inc.(a)	16,690	532,578
Psychiatric Solutions, Inc.(a)	6,007	325,760
United Surgical Partners International, Inc.(a)	13,223	517,151
WebMD Corp.(a)	33,284	368,787

		1,744,276

Mining — 1.9%
Commercial Metals Co.	73,768	2,488,933
Mueller Industries, Inc.	66,390	1,843,650
Oregon Steel Mills, Inc.(a)	60,267	1,681,449
Schnitzer Steel Industries, Inc. (Class “A” Stock)	12,681	413,020

		6,427,052

Motor Vehicle — 2.0%
American Axle & Manufacturing Holdings, Inc.	59,176	1,365,782
Autoliv, Inc. (Sweden)	6,920	301,020
Commercial Vehicle Group, Inc.(a)	86,998	1,821,738
Lear Corp.	9,783	332,329
LoJack Corp.(a)	55,455	1,172,319
Tenneco Automotive, Inc.(a)	101,691	1,780,609

		6,773,797

Oil Services — 1.7%
BJ Services Co.	29,826	1,073,438
Hydril(a)	13,656	937,348
Noble Energy, Inc.	24,018	1,126,444
Oil States International, Inc.(a)	35,079	1,273,719
Petroleum Development Corp.(a)	11,186	428,871
Superior Well Services, Inc.(a)	11,771	271,910
Willbros Group, Inc. (Panama)(a)	31,834	504,569

		5,616,299

Parts & Equipment — 3.7%
Baldor Electric Co.	40,175	1,018,436
Cooper Industries, Ltd. (Bermuda)(Class “A” Stock)	10,287	711,243
CyberOptics Corp.(a)	49,571	690,524
Earle M. Jorgensen Co.(a)	135,519	1,291,496
Franklin Electric Co., Inc.	28,453	1,177,670
GrafTech International Ltd.(a)	476,273	2,586,162
Lydall, Inc.(a)	143,482	1,281,294
Modtech Holdings, Inc.(a)	53,550	520,506
MTS Systems Corp.	8,782	331,696
Tennant Co.	11,075	453,854
Terex Corp.(a)	28,809	1,424,029
W-H Energy Services, Inc.(a)	35,143	1,139,336

		12,626,246

Property Insurance — 4.1%
Ambac Financial Group, Inc.	14,155	1,020,009
Aspen Insurance Holdings Ltd. (Bermuda)	30,973	915,252
Donegal Group, Inc. (Class “A” Stock)	29,748	645,532
Everest Re Group Ltd. (Barbados)	8,330	815,507
NYMAGIC, Inc.	20,612	501,490
PartnerRe Ltd. (Bermuda)	8,036	514,706
ProAssurance Corp.(a)	47,909	2,235,913
ProCentury Corp.	87,026	891,146
PXRE Group Ltd. (Bermuda)	51,654	695,263
RenaissanceRe Holdings Ltd. (Bermuda)	13,345	583,577
Republic Coes. Group, Inc.	63,232	800,517
RLI Corp.	49,093	2,271,042
The Navigators Group, Inc.(a)	28,755	1,073,136
The PMI Group, Inc.	10,833	431,912
Willis Group Holdings Ltd. (United Kingdom)	11,332	425,517

		13,820,519

Publishing — 0.8%
Dow Jones & Co., Inc.	24,823	947,990
Journal Register Co.	72,682	1,175,995
LECG Corp.(a)	32,301	742,923

		2,866,908

Real Estate Investment Trust — 10.0%
Acadia Realty Trust	49,696	894,031
Agree Realty Corp.	38,256	1,080,732
American Campus Communities, Inc.	13,145	315,743
Apartment Investment & Management Co (Class “A” Stock)	14,371	557,307
BioMed Reality Trust, Inc.	59,564	1,477,187
Brandywine Realty Trust	69,268	2,153,542
Capital Automotive REIT	58,145	2,250,793
Commercial Net Lease Realty	102,318	2,046,360
Corporate Office Properties Trust	13,058	456,377
Correctional Properties Trust	53,570	1,575,494
Developers Diversified Reality Corp.	12,550	586,085
Digital Reality Trust, Inc.	22,809	410,562
Entertainment Properties Trust	26,527	1,183,900
Equity Residential Trust	7,387	279,598
Healthcare Realty Trust, Inc.	3,516	141,132
Hersha Hospitality Trust	34,193	339,536

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
iStar Financial, Inc.	22,547	$911,575
KKR Financial Corp.	24,592	546,926
LaSalle Hotel Properties	43,956	1,514,284
Lexington Corporate Properties Trust	78,825	1,856,329
MFA Mortgage Investments, Inc.	188,760	1,157,099
OMEGA Healthcare Investors, Inc.	91,490	1,273,541
Parkway Properties, Inc.	50,002	2,346,094
Plum Creek Timber Co., Inc.	20,638	782,387
Post Properties, Inc.	22,975	855,819
Prentiss Properties Trust	63,354	2,572,172
RAIT Investment Trust	78,898	2,248,593
Spirit Finance Corp.	35,710	401,738
Town & Country Trust	26,766	776,749
U-Store-It Trust	47,692	966,717

		33,958,402

Regional Banks — 10.8%
Alabama National BanCorp.	36,020	2,303,119
Alliance Bankshares Corp.(a)	25,365	421,059
Berkshire Hills Bancorp, Inc.	34,363	1,168,342
Brookline Bancorp, Inc.	90,823	1,436,820
Cardinal Financial Corp.(a)	92,982	897,276
Central Pacific Financial Corp.	47,635	1,675,799
Citizens Banking Corp.	102,592	2,913,613
Commerce Bancshares, Inc.	5,277	271,660
First Niagara Financial Group, Inc.	207,570	2,997,311
First Oak Brook Bancshares, Inc.	19,056	577,206
FirstMerit Corp.	20,776	556,589
IBERIABANK Corp.	43,548	2,314,576
Interchange Financial Services Corp.	12,380	213,679
Investors Financial Services Corp.	25,013	822,928
KeyCorp	17,148	553,023
M&T Bank Corp.	9,875	1,043,886
Main Street Banks, Inc.	61,301	1,642,867
Midwest Banc Hldgs., Inc.	50,693	1,172,022
Millennium Bankshares Corp.(a)	66,879	514,968
Nexity Financial Corp.(a)	24,705	401,456
PFF Bancorp, Inc.	120,570	3,648,448
Placer Sierra Bancshares	36,668	1,007,270
Prosperity Bancshares, Inc.	18,554	561,259
Signature Bank(a)	51,104	1,379,297
Southcoast Financial Corp.(a)	22,014	484,308
Sterling Bancorp	26,076	586,971
Sun Bancorp, Inc.(a)	6,573	138,625
Texas United Bancshares, Inc.	26,491	518,164
The Bancorp, Inc.(a)	92,516	1,479,331
UMB Financial Corp.	1,841	120,917
United Community Banks, Inc.	57,583	1,641,115
West Coast Bancorp	5,389	134,725
Zions Bancorp	14,111	1,004,844

		36,603,473

Restaurants — 1.2%
Buca, Inc.(a)	112,499	682,869
California Pizza Kitchen, Inc.(a)	32,613	953,604
CEC Entertainment, Inc.(a)	58,141	1,846,558
Fox & Hound Restaurant Group(a)	63,376	645,168

		4,128,199

Retail - Apparel — 4.1%
Aaron Rents, Inc.	121,457	2,568,815
Big Lots, Inc.(a)	88,228	969,626
Charming Shoppes, Inc.(a)	25,612	273,280
Federated Department Stores, Inc.	17,747	1,186,742
J.C. Penney Co., Inc.	19,081	904,821
K-Swiss, Inc. (Class “A” Stock)	34,380	1,016,617
Kellwood Co.	33,398	863,338
Ross Stores, Inc.	15,253	361,496
Sharper Image Corp.(a)	46,780	589,428
The Dress Barn, Inc.(a)	30,703	698,800
The Gymboree Corp.(a)	125,840	1,716,458
The Talbots, Inc.	13,555	405,566
Tuesday Morning Corp.	35,084	907,623
Zale Corp.(a)	47,402	1,288,386

		13,750,996

Semiconductors — 2.0%
Amphenol Corp. (Class “A” Stock)	6,436	259,628
Freescale Semiconductor, Inc. (Class “A” Stock)(a)	10,467	245,033
Integrated Device Technology, Inc.(a)	249,770	2,682,530
Skyworks Solutions, Inc.(a)	163,005	1,144,295
Tessera Technologies, Inc.(a)	80,451	2,406,289

		6,737,775

Specialty Financials — 4.4%
Accredited Home Lenders Holding Co.(a)	103,917	3,653,722
Affiliated Managers Group, Inc.(a)	34,945	2,530,717
American Capital Strategies Ltd.	6,810	249,655
CapitalSource, Inc.(a)	65,407	1,425,872
CIT Group, Inc.	19,983	902,832
Financial Federal Corp.	60,799	2,419,800
iShares Russell 2000 Value Index Fund, Inc.	57,785	3,809,765

		14,992,363

Steel & Metals — 0.1%
Allegheny Technologies, Inc.	5,113	158,401
Carpenter Technology Corp.	2,273	133,220

		291,621

Telecommunication Equipment — 1.0%
Aeroflex, Inc.(a)	145,084	1,357,986
Anixter International, Inc.(a)	52,264	2,107,807

		3,465,793

Telephones — 1.4%
Alaska Communications Systems Group, Inc.	50,465	577,320
Valor Communications Group, Inc.	53,157	724,530
West Corp.(a)	92,481	3,457,864

		4,759,714

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Thrifts — 1.7%
BankUnited Financial Corp. (Class “A” Stock)	77,888	$1,781,299
Fidelity Bankshares, Inc.	72,611	2,218,266
Irwin Financial Corp.	49,024	999,599
NetBank, Inc.	106,358	883,835

		5,882,999

Tobacco — 0.2%
Reynolds American, Inc.	6,032	500,777

Transportation — 2.2%
AirTran Holdings, Inc.(a)	194,457	2,461,825
Forward Air Corp.	16,162	595,408
Frontier Oil Corp.	31,119	1,380,128
Heartland Express, Inc.	46,856	953,051
Norfolk Southern Corp.	10,899	442,063
SCS Transportation, Inc.(a)	65,508	1,029,131
Teekay Shipping Corp. (Bahamas)	11,217	482,892

		7,344,498

Trust/Processors — 0.7%
Apollo Investment Corp.	88,068	1,743,746
Northern Trust Corp.	11,545	583,600

		2,327,346

Wireless Telecommunication Services — 1.6%
Alamosa Holdings, Inc.(a)	86,640	1,482,411
Dobson Communications Corp.(a)	75,093	576,714
Leap Wireless International, Inc.(a)	25,641	902,563
Powerwave Technologies, Inc.(a)	97,327	1,264,278
RCN Corp.(a)	18,628	395,286
UbiquiTel, Inc.(a)	84,868	741,746

		5,362,998

TOTAL LONG-TERM INVESTMENTS (cost $305,261,474)		327,986,143

SHORT-TERM INVESTMENTS — 3.2%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 3.10%, 10/3/05 (cost $10,788,865)(b)	$10,789	10,788,865

TOTAL INVESTMENTS — 99.9% (cost $316,050,339)(c)		338,775,008
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		429,738

NET ASSETS — 100%		$339,204,746

The following abbreviation is used in portfolio description:

REIT Real Estate Investment Trust

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $ 10,791,652 due 10/3/05. The value of the collateral including accrued interest was $11,051,332. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$316,911,953	$39,021,080	$17,158,025	$21,863,055

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Biotechnology — 7.6%
Amgen, Inc.(a)	18,800	$1,497,796
Genentech, Inc.(a)	47,900	4,033,659

		5,531,455

Building/Construction — 1.3%
Pulte Homes, Inc.	22,600	969,992

Capital Markets — 6.2%
Charles Schwab Corp. (The)	121,800	1,757,574
Franklin Resources, Inc.	10,700	898,372
Merrill Lynch & Co., Inc.	30,500	1,871,175

		4,527,121

Communications Equipment — 5.8%
Corning, Inc.(a)	43,400	838,922
Juniper Networks, Inc.(a)	54,300	1,291,797
QUALCOMM, Inc.	47,000	2,103,250

		4,233,969

Computers & Peripherals — 6.3%
Apple Computer, Inc.(a)	65,400	3,506,094
Dell, Inc.(a)	31,700	1,084,140

		4,590,234

Consumer Finance — 2.4%
American Express Co.	30,700	1,763,408

Diversified Financial Services — 0.6%
Goldman Sachs Group, Inc.	3,300	401,214

Food & Staples Retailing — 2.6%
Whole Foods Market, Inc.	14,200	1,909,190

Health Care Equipment & Supplies — 2.8%
St. Jude Medical, Inc.(a)	20,300	950,040
Zimmer Holdings, Inc.(a)	16,050	1,105,685

		2,055,725

Health Care Providers & Services — 7.0%
Caremark Rx, Inc.(a)	34,300	1,712,599
UnitedHealth Group, Inc.	59,700	3,355,140

		5,067,739

Household Products — 4.2%
Procter & Gamble Co.	51,400	3,056,244

Industrial Conglomerates — 5.1%
General Electric Co.	109,600	3,690,232

Insurance — 1.6%
American International Group, Inc.	18,300	1,133,868

Internet & Catalog Retail — 4.9%
eBay, Inc.(a)	87,050	3,586,460

Internet Software & Services — 8.3%
Google, Inc. (Class “A” Stock)(a)	15,000	4,746,900
Yahoo!, Inc.(a)	39,000	1,319,760

		6,066,660

Multiline Retail — 7.1%
Federated Department Stores, Inc.	29,100	1,945,917
Target Corp.	62,100	3,224,853

		5,170,770

Oil & Gas Drilling — 2.7%
Nabors Industries, Ltd. (Barbados)(a)	27,000	1,939,410

Pharmaceuticals — 5.5%
Alcon, Inc.	10,900	1,393,892
Roche Holdings, Ltd. (ADR) (Switzerland)	26,000	1,812,993
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	23,300	778,686

		3,985,571

Semiconductors & Semiconductor Equipment — 6.9%
Marvell Technology Group Ltd.(a)	67,400	3,107,814
Texas Instruments, Inc.	55,400	1,878,060

		4,985,874

Software — 6.7%
Adobe Systems, Inc.(a)	65,900	1,967,115
Electronic Arts, Inc.(a)	51,700	2,941,213

		4,908,328

Specialty Retail — 2.1%
Lowe’s Cos., Inc.	23,950	1,542,380

TOTAL LONG-TERM INVESTMENTS (cost $60,606,527)		71,115,844

SHORT-TERM INVESTMENTS — 1.7%
Money Market Mutual Fund — 1.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $888,926) (c)	888,926	888,926

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Principal Amount (000)	Value
Repurchase Agreement — 0.5%
State Street Bank & Trust Co.,
3.10%, 10/03/05(b) (cost $365,904)	$366	$365,904

TOTAL SHORT-TERM INVESTMENTS (cost $1,254,830)		1,254,830

TOTAL INVESTMENTS — 99.4% (cost $61,861,357)(d)		72,370,674
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		400,485

NET ASSETS — 100%		$72,771,159

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $365,999 due 10/03/05. The value of the collateral including accrued interest was $376,604. Collateralized by United States Treasury or Federal Agency obligations.

(c)	Prudential Investment LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(d)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$62,027,513	$10,597,879	$254,718	$10,343,161

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

Schedule of Investments

As of September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
Mutual Funds
American Skandia Trust	796,161	$14,569,747
Jennison Portfolio (Class I)	2,231,747	43,742,238
Natural Resources Portfolio (Class I)	43,294	1,902,751
SP Goldman Sachs Small Cap Value Portfolio	358,683	5,007,221
SP Large Cap Value Portfolio	4,693,932	55,294,525
SP LSV International Value Portfolio	2,373,227	20,931,865
SP Small Cap Growth Portfolio	1,034,700	6,797,980
SP William Blair International Growth Portfolio (Class I)	3,328,533	23,566,016

		171,812,343

TOTAL INVESTMENTS(b) — 100.1% (cost $153,545,388)(a)		171,812,343
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)		(114,986)

NET ASSETS — 100.0%		$171,697,357

(a)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$156,331,864	$15,529,424	$48,945	$15,480,479

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the underlying funds in which the Portfolio invests.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP AIM CORE EQUITY PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS
Aerospace — 1.1%
Northrop Grumman Corp.	6,800	$369,580

Banks and Savings & Loans — 2.8%
Bank of America Corp.	11,200	471,520
Bank of New York Co., Inc. (The)	17,200	505,852

		977,372

Biotechnology — 1.0%
Amgen, Inc.(a)	4,200	334,614

Commercial Services — 1.8%
Accenture Ltd.	24,900	633,954

Communications Equipment — 1.4%
Nokia Oyj, ADR (Finland)	27,500	465,025

Computers — 4.0%
International Business Machines Corp.	8,800	705,936
Lexmark International, Inc.(a)	10,700	653,235

		1,359,171

Computer Software & Services — 6.2%
Cisco Systems, Inc.(a)	26,600	476,938
Computer Associates International, Inc.	19,717	548,330
Microsoft Corp.	43,500	1,119,255

		2,144,523

Cosmetics & Soaps — 2.7%
Avon Products, Inc.	12,900	348,300
Estee Lauder Cos., Inc. (The) (Class “A” Stock)	4,300	149,769
Kimberly-Clark Corp.	7,200	428,616

		926,685

Diversified Manufacturing Operations — 3.5%
General Electric Co.	10,700	360,269
Nintendo Co., Ltd. (Japan)	1,500	174,947
Tyco International, Ltd. (Bermuda)	24,200	673,970

		1,209,186

Drugs & Medical Supplies — 11.9%
Bristol-Myers Squibb Co.	22,500	541,350
Forest Laboratories, Inc.(a)	12,500	487,125
GlaxoSmithKline PLC, ADR (United Kingdom)	19,000	974,320
Merck & Co., Inc.	32,100	873,441
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	20,600	688,452
Wyeth	11,500	532,105

		4,096,793

Electronics — 2.5%
Analog Devices, Inc.	10,700	397,398
Intel Corp.	18,600	458,490

		855,888

Financial Services — 3.6%
Citigroup, Inc.	9,600	436,992
Fifth Third Bancorp	8,300	304,859
Morgan Stanley	9,400	507,036

		1,248,887

Food & Beverage — 9.8%
Campbell Soup Co.	12,300	365,925
Coca-Cola Co.	12,600	544,194
ConAgra Foods, Inc.	7,600	188,100
General Mills, Inc.	19,800	954,360
Kraft Foods, Inc. (Class “A” Stock)	16,500	504,735
Kroger Co. (The)(a)	39,600	815,364

		3,372,678

Insurance — 6.9%
ACE, Ltd. (Cayman Islands)	8,600	404,802
American International Group, Inc.	6,200	384,152
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	7	574,000
Chubb Corp. (The)	5,200	465,660
St. Paul Travelers Cos., Inc. (The)	11,729	526,280

		2,354,894

Internet Software & Services — 0.3%
Sabre Holdings Corp. (Class “A” Stock)	4,200	85,176

Machinery — 2.1%
Dover Corp.	17,800	726,062

Media — 4.4%
Gannett Co., Inc.	9,100	626,353
News Corp. (Class “A” Stock)	29,900	466,141
Tribune Co.	12,800	433,792

		1,526,286

Office Electronics — 2.0%
Xerox Corp.(a)	50,500	689,325

Oil & Gas Exploration & Production — 6.1%

Apache Corp.	5,300	$398,666
Murphy Oil Corp.	8,167	407,288
Nabors Industries, Ltd. (Bermuda)(a)	7,100	509,993
Total SA(a)	2,900	791,526

		2,107,473

Oil & Gas Services — 7.5%
Baker Hughes, Inc.	6,150	367,032
BJ Services Co.	27,400	986,126
BP PLC, ADR (United Kingdom)	5,025	356,021
Exxon Mobil Corp.	8,450	536,913
Smith International, Inc.	10,424	347,224

		2,593,316

Paper & Forest Products — 1.5%
Georgia-Pacific Corp.	15,300	521,118

Railroads — 1.2%
Union Pacific Corp.	5,750	412,275

Semiconductors — 2.1%
National Semiconductor Corp.	13,600	357,680
Xilinx, Inc.	13,200	367,620

		725,300

Telecommunications — 3.3%
SBC Communications, Inc.	28,300	678,351
Verizon Communications, Inc.	14,400	470,736

		1,149,087

Utility - Electric — 1.1%
FPL Group, Inc.	7,600	361,760

Waste Management — 1.4%
Waste Management, Inc.	16,800	480,648

TOTAL LONG-TERM INVESTMENTS (cost $30,316,863)		31,727,076

SHORT-TERM INVESTMENT — 8.2%

	Principal Amount (000)
Repurchase Agreement (a)
State Street Bank & Trust Co., 3.45%, 10/3/05(b) (cost $ 2,824,933)	$2,825	2,824,933

OUTSTANDING OPTIONS PURCHASED(a)
	Contracts
Put Options
BJ Services Co., expiring 1/21/06 @ $ 55.0	7,000	1,400
Nabors Industries Ltd., expiring 1/21/06 @ $ 60.0	4,000	4,600

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $ 30,735)		6,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,855,668)		$2,830,933

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 100.4% (cost $33,172,531)		$34,558,009
	Contracts
OUTSTANDING OPTIONS WRITTEN (a) — (0.1%)
Call Options
BJ Services Co., expiring 1/21/06 @ $ 70.0	7,000	(22,120)
Nabors Industries Ltd., expiring 1/21/06 @ $ 70.0	4,000	(27,200)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $20,604)		(49,320)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 100.3% (cost $33,151,927) (c)		$34,508,689
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(108,660)

NET ASSETS — 100%		$34,400,029

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,825,745 due 10/03/05. The value of the collateral including accrued interest was $2,909,292. Collaterized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$33,330,317	$2,352,217	$(1,124,525)	$1,227,692

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace/Defense — 1.1%
Boeing Co. (The)	10,800	$733,860

Biotechnology — 3.5%
Affymetrix, Inc.(a)	3,600	166,428
Genentech, Inc.(a)	27,400	2,307,354

		2,473,782

Building & Construction — 1.1%
Pulte Homes, Inc.	18,000	772,560

Computers — 7.8%
Apple Computer, Inc.(a)	62,300	3,339,903
Dell, Inc.(a)	60,300	2,062,260

		5,402,163

Computer Software & Services — 3.8%
Electronic Arts, Inc.(a)	23,500	1,336,915
NAVTEQ Corp.(a)	10,600	529,470
Network Appliance, Inc.(a)	32,100	762,054

		2,628,439

Cosmetics & Soaps — 3.7%
Procter & Gamble Co.	42,900	2,550,834

Distribution/Wholesale — 0.2%
Fastenal Co.	2,200	134,398

Diversified Operations — 3.2%
General Electric Co.	63,500	2,138,045
Textron, Inc.	800	57,376

		2,195,421

Drugs & Medical Supplies — 12.8%
Alcon, Inc. (Switzerland)	15,300	1,956,564
Amgen, Inc.(a)	15,600	1,242,852
Caremark Rx, Inc.(a)	12,100	604,153
Gilead Sciences, Inc.(a)	21,000	1,023,960
St. Jude Medical, Inc.(a)	38,800	1,815,840
Teva Pharmaceutical Industries Ltd., ADR (Israel)	42,700	1,427,034
Zimmer Holdings, Inc.(a)	12,800	881,792

		8,952,195

Electronics — 6.5%
Broadcom Corp. (Class “A” Stock)(a)	49,400	2,317,354
Marvell Technology Group, Ltd. (Bermuda)(a)	48,400	2,231,724

		4,549,078

Financial Services — 8.9%
Charles Schwab Corp.	48,500	699,855
Franklin Resources, Inc.	12,100	1,015,916
Goldman Sachs Group, Inc. (The)	12,000	1,458,960
Legg Mason, Inc.	12,600	1,382,094
Merrill Lynch & Co., Inc.	15,800	969,330
Northern Trust Corp.	13,300	672,315

		6,198,470

Food & Beverage — 0.6%
Whole Foods Market, Inc.	3,000	403,350

Health Care Services — 4.2%
UnitedHealth Group, Inc.	27,200	1,528,640
WellPoint, Inc.(a)	18,700	1,417,834

		2,946,474

Insurance — 4.5%
ACE, Ltd. (Cayman Islands)	19,300	908,451
AFLAC, Inc.	13,600	616,080
American International Group, Inc.	25,500	1,579,980

		3,104,511

Internet — 12.3%
eBay, Inc.(a)	50,800	2,092,960
Getty Images, Inc.(a)	800	68,832
Google, Inc. (Class “A” Stock)(a)	10,500	3,322,830
Yahoo!, Inc.(a)	91,300	3,089,592

		8,574,214

Leisure — 1.6%
Carnival Corp.	19,200	959,616
Hilton Hotels Corp.	8,400	187,488

		1,147,104

Media — 1.8%
E.W. Scripps Co. (Class “A” Stock)	21,900	1,094,343
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	3,800	136,458

		1,230,801

Oil & Gas Services — 5.7%
Halliburton Co.	33,100	2,268,012
Nabors Industries, Ltd.(a)	24,200	1,738,286

		4,006,298

Retail — 4.6%
Lowe’s Cos., Inc.	21,700	$1,397,480
Starbucks Corp.(a)	7,100	355,710
Target Corp.	25,800	1,339,794
Walgreen Co.	3,300	143,385

		3,236,369

Semiconductors — 1.4%
KLA-Tencor Corp.	7,000	341,320
Texas Instruments, Inc.	17,900	606,810

		948,130

Telecommunications — 10.6%
Corning, Inc.(a)	87,900	1,699,107
Juniper Networks, Inc.(a)	98,200	2,336,178
QUALCOMM, Inc.	75,500	3,378,625

		7,413,910

TOTAL LONG-TERM INVESTMENTS (cost $56,821,573)		69,602,361

SHORT-TERM INVESTMENT — 0.7%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 3.10%, 10/3/05(b) (cost $497,816)	$498	$497,816
TOTAL INVESTMENTS — 100.6% (cost $57,319,389)(c)		70,100,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(428,981)

NET ASSETS — 100%		$69,671,196

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $497,944 due 10/03/05. The value of the collateral including accrued interest was $510,994. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$58,352,900	$12,387,204	$(639,927)	$11,747,277

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP BALANCED ASSET ALLOCATION PORTFOLIO

September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 100.2%
Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	3,544,507	$64,864,469
The Prudential Series Fund, Inc.
Jennison Portfolio (Class I)	10,138,524	198,715,077
Money Market Portfolio	2,401,221	24,012,214
Natural Resources Portfolio (Class I)	303,584	13,342,516
SP Goldman Sachs Small Cap Value Portfolio	1,256,259	17,537,374
SP Large Cap Value Portfolio	21,295,552	250,861,605
SP LSV International Value Portfolio	10,560,996	93,147,985
SP PIMCO High Yield Portfolio	5,806,395	59,805,869
SP PIMCO Total Return Portfolio	30,804,184	347,163,160
SP Small Cap Growth Portfolio	4,543,412	29,850,217
SP William Blair International Growth Portfolio (Class I)	14,706,041	104,118,767

TOTAL INVESTMENTS(b) — 100.2% (cost $1,126,327,853)(a)		1,203,419,253
LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)		(2,512,721)

NET ASSETS 100.0%		$1,200,906,532

(a)	The United States Federal income tax basis is the same as for financial reporting purposes.

(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the underlying funds in which the Portfolio invests.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	1,200,393	$21,967,199
The Prudential Series Fund, Inc. —
Jennison Portfolio (Class I)	3,268,126	64,055,278
Money Market Portfolio	1,782,068	17,820,681
Natural Resources Portfolio (Class I)	150,267	6,604,232
SP Goldman Sachs Small Cap Value Portfolio	414,236	5,782,731
SP Large Cap Value Portfolio	6,768,578	79,733,852
SP LSV International Value Portfolio	3,817,150	33,667,259
SP PIMCO High Yield Portfolio	2,872,752	29,589,341
SP PIMCO Total Return Portfolio	25,751,409	290,218,380
SP Small Cap Growth Portfolio	1,801,779	11,837,689
SP William Blair International Growth Portfolio (Class I)	4,706,080	33,319,044

TOTAL INVESTMENTS(b) — 100.1% (cost $571,576,126)(a)		594,595,686
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)		(497,157)

NET ASSETS — 100.0%		$594,098,529

(a)	The United States Federal income tax basis of the Portfolio’s investments was $573,636,161 and net unrealized appreciation on investments for federal income tax basis was $20,959,525 (gross unrealized appreciation $26,314,549; gross unrealized depreciation $5,355,024). The difference between book and tax basis is attributed to deferred losses on wash sales.

(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the underlying funds in which the Portfolio invests.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP DAVIS VALUE PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Auto/Equipment Rental — 1.2%
Cosco Pacific Ltd. (Hong Kong)	462,000	$899,302
Harley-Davidson, Inc.	53,500	2,591,540

		3,490,842

Banks — 7.5%
Fifth Third Bancorp	64,300	2,361,739
Golden West Financial Corp.	151,800	9,015,402
HSBC Holdings PLC (United Kingdom)	569,636	9,213,314
Lloyds TSB Group PLC, ADR (United Kingdom)	63,500	2,110,105

		22,700,560

Beverages — 1.2%
Heineken Holding NV (Class “A” Stock) (Netherlands)	127,250	3,751,504

Business Services — 2.4%
Dun & Bradstreet Corp.(a)	42,600	2,806,062
Iron Mountain, Inc.(a)	120,100	4,407,670

		7,213,732

Computers — 0.7%
Hewlett-Packard Co.	69,200	2,020,640

Construction & Housing — 1.8%
Hunter Douglas NV (Netherlands)	10,953	521,552
Martin Marietta Materials, Inc.	32,300	2,534,258
Vulcan Materials Co.	32,600	2,419,246

		5,475,056

Containers & Packaging — 2.3%
Sealed Air Corp.(a)	145,900	6,924,414

Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	86,900	2,346,300

Diversified Consumer Products — 1.0%
Lexmark International, Inc. (Class “A” Stock)(a)	49,000	2,991,450

Diversified Financial Services — 0.3%
Principal Financial Group, Inc.	22,100	1,046,877

Diversified Manufacturing — 3.8%
Tyco International Ltd.	408,152	11,367,033

Drugs & Medical Supplies — 2.2%
Caremark Rx, Inc.(a)	58,200	2,905,926
Eli Lilly & Co.	44,100	2,360,232
Novartis AG Registered (Switzerland)	29,000	1,470,666

		6,736,824

Financial Services — 15.7%
American Express Co.	308,800	17,737,472
H&R Block, Inc.	194,400	4,661,712
JPMorgan Chase & Co.	302,616	10,267,761
Moody’s Corp.	79,200	4,045,536
State Street Corp.	13,000	635,960
Takefuji Corp. (Japan)	35,620	2,776,929
Wells Fargo & Co.	124,700	7,303,679

		47,429,049

Foods — 2.1%
Diageo PLC, ADR (United Kingdom)	65,500	3,799,655
The Hershey Co.	45,300	2,550,843

		6,350,498

Healthcare Providers & Services — 2.6%
Cardinal Health, Inc.	60,200	3,819,088
HCA, Inc.	84,300	4,039,656

		7,858,744

Insurance — 16.9%
American International Group, Inc.	233,300	14,455,268
Aon Corp.	73,400	2,354,672
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	125	10,250,000
Chubb Corp.	9,900	886,545
Loews Corp.	68,000	6,283,880
Markel Corp.(a)	700	231,350
Marsh & McLennan Companies, Inc.	90,300	2,744,217
Progressive Corp.	85,800	8,989,266
Sun Life Financial, Inc. (Canada)	15,300	573,597
Transatlantic Holdings, Inc.	73,475	4,188,075

		50,956,870

Investment Firms — 3.0%
Citigroup, Inc.	158,400	7,210,368
Morgan Stanley	35,800	1,931,052

		9,141,420

Internet — 0.4%
Expedia, Inc.(a)	28,050	555,671
IAC/InterActiveCorp(a)	28,050	711,067

		1,266,738

SP DAVIS VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Media — 5.0%
Comcast Corp. (Class “A” Stock)(a)	319,800	$9,203,844
Gannett Co., Inc.	16,700	1,149,461
Lagardere SCA (France)	55,600	3,945,888
WPP Group, ADR (United Kingdom)	17,200	879,264

		15,178,457

Oil & Gas — 11.8%
ConocoPhillips	136,040	9,510,556
Devon Energy Corp.	123,600	8,483,904
EOG Resources, Inc.	105,300	7,886,970
Occidental Petroleum Corp.	84,100	7,184,663
Transocean, Inc.(a)	40,900	2,507,579

		35,573,672

Real Estate Investment Trust — 1.8%
CenterPoint Properties Trust	123,700	5,541,760

Retail — 5.4%
AutoZone, Inc.(a)	22,700	1,889,775
Costco Wholesale Corp.	256,300	11,043,967
Wal-Mart Stores, Inc.	77,100	3,378,522

		16,312,264

Software — 1.2%
Microsoft Corp.	140,900	3,625,357

Telecommunications - Wirelines — 1.3%
Nokia Oyj, ADR (Finland)	49,500	837,045
NTL, Inc.(a)	10,600	708,080
SK Telecom Co., Ltd., ADR (South Korea)	53,600	1,170,624
Telewest Global, Inc.(a)	53,800	1,234,710

		3,950,459

Tobacco — 5.4%
Altria Group, Inc.	219,900	16,208,829

Transportation/Shipping — 1.1%
China Merchants Holdings International Co., Ltd. (Hong Kong)	532,000	1,186,436
Kuehne & Nagel International AG (Switzerland)	1,829	452,111
United Parcel Service, Inc. (Class “B” Stock)	25,200	1,742,076

		3,380,623

TOTAL LONG-TERM INVESTMENTS (cost $ 241,473,513)		298,839,972

SHORT-TERM INVESTMENT — 1.0%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 3.35%, 10/3/05(b)	$2,985	$2,985,000
TOTAL INVESTMENTS — 99.9% (cost $244,458,513)(c)		301,824,972
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		440,472

NET ASSETS — 100%		$302,265,444

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,985,833 due 10/03/05. The value of the collateral including accrued interest was $3,088,408, collaterized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$244,706,156	$62,255,788	$5,136,972	$57,118,816

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP LSV INTERNATIONAL VALUE PORTFOLIO

September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 95.4%
Australia — 4.4%
BlueScope Steel Ltd.	383,900	$2,798,807
Commonwealth Bank of Australia	69,500	2,035,758
CSR Ltd.	803,900	1,900,468
David Jones Ltd.	732,200	1,423,859
Santos Ltd.	360,400	3,438,262
Suncorp-Metway Ltd.	119,700	1,799,193
Telstra Corp. Ltd.	774,200	2,402,949

		15,799,296

Austria — 0.5%
Boehler-Uddeholm AG	11,500	1,934,839

Belgium — 1.0%
Dexia	160,700	3,617,460

Cayman Islands — 0.5%
Solomon Systech International Ltd.	5,326,000	1,922,409

Denmark — 0.9%
Danisco A/S	15,200	1,024,472
Danske Bank A/S	72,900	2,230,704

		3,255,176

Finland — 1.4%
Rautaruukki Oyj	122,200	2,744,925
Sampo Oyj (Series “A” Shares)	134,300	2,130,591

		4,875,516

France — 9.2%
BNP Paribas SA	73,500	5,587,248
Bouygues SA	72,800	3,383,418
Ciments Francais SA	10,300	1,194,578
CNP Assurances	31,500	2,112,491
Compagnie Generale des Etablissements Michelin (Series “B” Shares)	38,300	2,249,987
Credit Agricole SA	50,100	1,469,189
Natexis Banques Populaires	15,500	2,337,898
PSA Peugeot Citroen SA	40,600	2,756,922
Renault SA	27,000	2,557,055
Societe Generale	10,600	1,209,625
Suez SA	143,000	4,133,340
Total SA	5,400	1,473,876
Valeo SA	58,100	2,414,633

		32,880,260

Germany — 6.3%
BASF AG	63,900	4,799,886
Bayer AG	43,100	1,579,373
Deutsche Bank AG	43,700	4,087,170
MAN AG	58,700	3,011,013
Rheinmetall AG	18,300	1,209,661
Salzgitter AG	68,900	3,410,010
ThyssenKrupp AG	119,900	2,503,047
TUI AG	90,200	1,920,969

		22,521,129

Hong Kong — 1.4%
Chaoda Modern Agriculture Holdings Ltd.	2,419,000	919,908
CITIC International Financial Holdings Ltd.	3,229,000	1,321,595
CNOOC Ltd.	1,651,000	1,191,850
Orient Overseas International Ltd.	435,392	1,624,859
Shanghai Industrial Holdings Ltd.	10,000	20,239

		5,078,451

Ireland — 0.8%
Allied Irish Banks PLC	129,000	2,744,183

Italy — 3.3%
Banca Popolare Italiana	208,200	2,041,836
Benetton Group SpA	110,600	1,185,687
ENI SpA	167,900	4,986,244
Riunione Adriatica di Sicurta SpA	102,200	2,326,381
SanPaolo IMI SpA	83,000	1,288,815

		11,828,963

Japan — 23.1%
Alpine Electronics Inc.	78,300	1,263,615
ALPS Electric Co. Ltd.	99,000	1,607,267
Asahi Breweries Ltd.	172,700	2,186,134
CMK Corp.	59,000	979,176
Cosmo Oil Co. Ltd.	527,000	2,855,048
Denki Kagaku Kogyo Kabushiki Kaisha	352,000	1,268,217
Hitachi Koki Co. Ltd.	164,000	2,019,662
Hitachi Ltd.	423,000	2,679,149
Hokkaido Electric Power Co., Inc.	88,300	1,878,475
Hokuetsu Paper Mills Ltd.	192,000	1,030,021
Honda Motor Co. Ltd.	81,600	4,614,799
Hosiden Corp.	102,900	1,078,673
Japan Securities Finance Co. Ltd.	172,000	1,812,121
JS Group Corp.	61,400	1,045,509
Kaken Pharmaceutical Co. Ltd.	258,000	1,918,182
Kurabo Industries Ltd.	391,000	1,088,407
Kyowa Hakko Kogyo Co. Ltd.	235,000	1,823,776
Marubeni Corp.	682,000	3,172,093
Mitsubishi Chemical Corp.	644,000	2,133,051
Nihon Kohden Corp.	84,000	1,375,581
Nippon Oil Corp.	313,000	2,771,010

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
Nippon Telegraph & Telephone Corp.	1,100	$5,406,977
Nipro Corp.	65,000	976,260
Nissan Motor Co. Ltd.	289,700	3,307,357
NSK Ltd.	437,000	2,409,813
Okasan Holdings, Inc.	225,100	1,326,567
Osaka Gas Co. Ltd.	768,000	2,685,835
Rengo Co. Ltd.	285,000	1,649,445
Rohto Pharmaceutical Co. Ltd.	19,000	167,706
Rohto Pharmaceutical Co. Ltd. (When Issued)(a)	19,000	171,723
Santen Pharmaceutical Co. Ltd.	53,200	1,377,801
Sanyo Electric Credit Co. Ltd.	60,000	1,289,641
Sumitomo Osaka Cement Co. Ltd.	509,000	1,623,133
Sumitomo Trust & Banking Co. Ltd.	472,000	3,883,439
Taiheiyo Cement Corp.	351,000	1,310,994
Takefuji Corp.	29,390	2,291,239
Tanabe Seiyaku Co. Ltd.	232,000	2,344,116
The Kansai Electric Power Co., Inc.	95,900	2,116,187
Tokyo Ohka Kogyo Co. Ltd.	10,100	248,229
Toyota Motor Corp.	140,300	6,426,709
UNY Co. Ltd.	71,000	936,910

		82,550,047

Liechtenstein — 0.4%
Verwaltungs-Und Privat-Bank AG	7,900	1,299,834

Netherlands — 4.6%
ABN AMRO Holding NV	97,700	2,340,194
Aegon N.V.	156,000	2,315,483
ING Groep NV	138,100	4,112,870
Koninklijke (Royal) KPN NV	135,300	1,213,072
Royal Dutch Shell PLC (Series “A” Shares)	154,600	5,104,089
Stork N.V.	25,600	1,267,615

		16,353,323

Norway — 0.9%
Norsk Hydro ASA	29,000	3,244,576

Portugal — 0.4%
EDP Energias de Portugal SA	460,200	1,283,171

Singapore — 0.8%
MobileOne Ltd.	948,000	1,109,329
Neptune Orient Lines Ltd.	862,000	1,569,079

		2,678,408

Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	73,000	1,280,054
Banco Santander Central Hispano SA	114,300	1,501,469
Compania Espanola de Petroleos SA	24,000	1,306,651
Endesa SA	141,600	3,789,950
Repsol YPF SA	156,200	5,061,170
Union Fenosa SA	61,800	2,041,058

		14,980,352

Sweden — 2.7%
Billerud Aktiebolag	42,500	542,612
Electrolux AB	92,800	2,172,153
Nordea Bank AB	381,600	3,813,958
Skanska AB (Series “B” Shares)	203,300	3,001,986

		9,530,709

Switzerland — 6.0%
Ciba Specialty Chemicals AG	5,600	330,277
Credit Suisse Group	130,800	5,789,533
Georg Fischer AG(a)	4,900	1,689,101
Rieter Holding AG	4,400	1,287,320
Sulzer AG	3,500	1,773,589
Swisscom AG	2,300	751,535
UBS AG	69,600	5,914,024
Zurich Financial Services AG(a)	22,400	3,815,380

		21,350,759

United Kingdom — 22.6%
Alliance & Leicester PLC	120,700	1,830,859
Arriva PLC	187,900	1,947,080
AstraZeneca PLC	40,400	1,877,635
Aviva PLC	338,000	3,711,121
Barclays PLC	513,600	5,190,734
Boots Group PLC	186,300	1,999,505
Bradford & Bingley PLC	354,800	2,135,528
British Aerospace PLC	515,700	3,124,446
BT Group PLC	1,245,100	4,880,846
Dairy Crest Group PLC	103,400	931,946
Dixons Group PLC	664,200	1,763,131
FirstGroup PLC	253,000	1,472,596
GKN PLC	382,900	1,990,620
GlaxoSmithKline PLC	59,500	1,513,322
Hanson PLC	140,800	1,461,498
HBOS PLC	297,100	4,472,551
Imperial Chemical Industries PLC	520,100	2,745,176
Kelda Group PLC	192,900	2,390,164
Legal & General Group PLC	716,300	1,433,969
Lloyds TSB Group PLC	600,900	4,949,578
Mitchells & Butlers PLC	301,700	1,943,635
Northern Foods PLC	417,900	1,125,907
Northumbrian Water Group PLC	450,000	1,976,337
Old Mutual PLC	1,061,300	2,597,289
Pilkington PLC	1,084,700	2,659,338
Royal Dutch Shell PLC (Series “B” Shares)	197,484	6,820,147
Scottish Power PLC	388,600	3,917,131
Shanks Group PLC	501,400	1,529,958
Tate & Lyle PLC	212,300	1,700,960
Taylor Woodrow PLC	396,200	2,265,915
TT Electronics PLC	327,500	918,454
Viridian Group PLC	91,890	1,286,879

		80,564,255

TOTAL COMMON STOCKS (cost $298,586,126)		340,293,116

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

September 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.5%
Germany
Fresenius AG (cost $1,082,403)	12,000	$1,664,321

TOTAL LONG-TERM INVESTMENTS (cost $ 299,668,529)		341,957,437

SHORT-TERM INVESTMENTS — 3.3%
	Principal Amount (000)
REPURCHASE AGREEMENT
State Street Bank & Trust Co., 3.10%, 10/3/05(b) , 3.10%, 10/03/05 (cost $ 11,827,027)	$11,827	11,827,027

TOTAL INVESTMENTS — 99.2% (cost $ 311,495,556)(c)		353,784,464
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		2,933,788

TOTAL NET ASSETS — 100.0%		$356,718,252

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $11,830,082 due 10/3/05. The value of the collateral including accrued interest was $12,108,439. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$311,517,882	$45,901,105	$3,634,523	$42,266,582

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Industry classification of portfolio holdings short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2005 were as follows:

Banks	20.4%
Oil & Gas	10.7
Utilities	7.7
Automobiles & Manufacturing	7.4
Insurance	5.7
Telecommunications	5.4
Financial Services	4.1
Building & Construction	4.0
Metals & Mining	3.8
Chemicals	3.7
Repurchase Agreement	3.3
Machinery	3.2
Pharmaceuticals	3.1
Food & Beverage	2.8
Household Durables	2.2
Electronic Equipment & Instruments	2.0
Transportation	1.8
Retail	1.8
Hotels Restaurants & Leisure	1.1
Healthcare	1.1
Marine	0.9
Aerospace & Defense	0.9
Containers	0.6
Semiconductor Equipment & Supplies	0.5
Commercial Services	0.4
Industrial Conglomerates	0.3
Paper & Forest Products	0.3

99.2
Other assets in excess of liabilities	0.8

100.0%

The Prudential Series Fund, Inc.

SCHEDULE OF INVESTMENTS

SP GROWTH ASSET ALLOCATION PORTFOLIO

Schedule of Investments

As of September 30, 2005 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS —100.2%
MUTUAL FUNDS
American Skandia Trust-Marsico Capital Growth Portfolio	3,956,072	$72,396,114
The Prudential Series Fund, Inc.
Jennison Portfolio (Class I)	11,344,939	222,360,812
Natural Resources Portfolio (Class I)	260,502	11,449,080
SP Goldman Sachs Small Cap Value Portfolio	1,806,700	25,221,536
SP Large Cap Value Portfolio	23,947,077	282,096,567
SP LSV International Value Portfolio	11,910,711	105,052,473
SP PIMCO High Yield Portfolio	3,988,729	41,083,904
SP PIMCO Total Return Portfolio	10,944,675	123,346,490
SP Small Cap Growth Portfolio	5,466,714	35,916,311
SP William Blair International Growth Portfolio (Class I)	16,341,314	115,696,501

TOTAL INVESTMENTS(b) — 100.2%
(cost $948,174,718)(a)		1,034,619,788
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2%)		(1,945,581)

NET ASSETS — 100.0%		$1,032,674,207

(a)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$950,961,194	$86,657,600	$2,999,006	$83,658,594

(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the underlying funds in which the Portfolio invests.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.